    As filed with the Securities and Exchange Commission on April 26, 2018


                                                   REGISTRATION NOS. 333-200240
                                                                      811-03365
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                       POST-EFFECTIVE AMENDMENT NO. 5                      [X]
                                     AND
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 690                            [X]


                        BRIGHTHOUSE SEPARATE ACCOUNT A
                          (EXACT NAME OF REGISTRANT)

                      BRIGHTHOUSE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                       11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277

                                (980) 365-7100

             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)


                      BRIGHTHOUSE LIFE INSURANCE COMPANY
                       C/O THE CORPORATION TRUST COMPANY
                              1209 ORANGE STREET
                           CORPORATION TRUST CENTER
                               NEW CASTLE COUNTY
                             WILMINGTON, DE 19801

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                  COPIES TO:


                                 DODIE C. KENT
                         EVERSHEDS SUTHERLAND (US) LLP
                        THE GRACE BUILDING, 40TH FLOOR
                          1114 AVENUE OF THE AMERICAS
                            NEW YORK, NY 10036-7703


                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:


     on April 30, 2018 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

     [_] immediately upon filing pursuant to paragraph (b) of Rule 485.


     [X] on April 30, 2018 pursuant to paragraph (b) of Rule 485.


     [_] 60 days after filing pursuant to paragraph (a) (1) of Rule 485.

     [_] on (date) pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Group Flexible Payment Variable Annuity
Contracts


================================================================================

                              GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS
               (FLEXIBLE BONUS (228), RETIREMENT COMPANION (328), SMART CHOICE)

                                                                      ISSUED BY

                                                                    BRIGHTHOUSE
                                                             SEPARATE ACCOUNT A

                                                                            AND

                                             BRIGHTHOUSE LIFE INSURANCE COMPANY

This Prospectus gives you important information about the group flexible payment fixed and variable annuity contracts (the "Contracts") issued by Brighthouse Separate Account A (the "Separate Account") by Brighthouse Life Insurance Company ("BLIC" or "we" or "us" or "our"). Please read it carefully before you invest and keep it for future reference. The Contracts are designed to provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("Qualified Plans").


The Contracts are issued to an employer or organization, which is the owner ("Owner") of the Contract. After completing an enrollment form and arranging for your Purchase Payments to begin, you are a participant ("Participant") and, except as provided below, a certificate ("Certificate") will be provided to you that gives you a summary of the Contract provisions. The Certificate also serves as evidence of your participation in the plan ("Plan"). Certificates are not provided to Participants under deferred compensation or qualified corporate retirement plans.


THE CONTRACTS ARE NOT CURRENTLY OFFERED FOR SALE; HOWEVER, CERTIFICATES MAY BE ISSUED TO NEW PARTICIPANTS UNDER EXISTING CONTRACTS.

You decide how to allocate your Purchase Payments among the funds offered as investment options under the Contracts (the "Funds"). You may allocate your Purchase Payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by us, or to the Separate Account. The Separate Account, in turn, invests in the following underlying Funds:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
   American Funds Global Small Capitalization Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund

BRIGHTHOUSE FUNDS TRUST I -- CLASS A
   Brighthouse Small Cap Value Portfolio
   Invesco Small Cap Growth Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   PIMCO Total Return Portfolio
   T. Rowe Price Large Cap Value Portfolio

BRIGHTHOUSE FUNDS TRUST II -- CLASS A
   BlackRock Bond Income Portfolio
   BlackRock Capital Appreciation Portfolio


   Brighthouse/Artisan Mid Cap Value Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio
   MetLife Aggregate Bond Index Portfolio
   MetLife Mid Cap Stock Index Portfolio
   MetLife MSCI EAFE(R) Index Portfolio
   MetLife Russell 2000(R) Index Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio
   Neuberger Berman Genesis Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

DEUTSCHE VARIABLE SERIES I -- CLASS A
   Deutsche CROCI(R) International VIP

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS
   Asset Manager Portfolio
   Contrafund(R) Portfolio
   Government Money Market Portfolio
   Growth Portfolio
   Overseas Portfolio

T. ROWE PRICE GROWTH STOCK FUND, INC.

THE ALGER PORTFOLIOS -- CLASS I-2
   Alger Small Cap Growth Portfolio

Certain Funds have been subject to a change. Please see "Appendix C - Additional Information Regarding the Funds."

You can choose any combination of the Funds. Your Participant's Account will vary daily to reflect the investment experience of the Funds selected. These Funds are described in detail in the Fund prospectuses. Please read these prospectuses carefully before you invest.

The Contracts:

..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal


If you would like more information about the Contracts, you can obtain a copy of the Statement of Additional Information ("SAI"), dated April 30, 2018, free of charge by calling or writing to us at: Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, (800) 343-8496. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 54 of the Prospectus.


The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

April 30, 2018

TABLE OF CONTENTS                                                               PAGE

GLOSSARY................................................................... 3

SUMMARY OF THE CONTRACTS................................................... 5

FEE TABLES AND EXAMPLES.................................................... 9


FINANCIAL AND PERFORMANCE INFORMATION...................................... 13

DESCRIPTION OF BRIGHTHOUSE LIFE INSURANCE COMPANY, THE GENERAL ACCOUNT,
THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS...................... 14
   The Insurance Company................................................... 14
   The General Account..................................................... 14
   The Separate Account.................................................... 14
   The Funds............................................................... 15
   Principal Underwriter................................................... 19
   Servicing Agent......................................................... 20

CONTRACT CHARGES........................................................... 21
   Premium and Other Taxes................................................. 21
   Surrender Charge........................................................ 21
   Administrative Fees..................................................... 23
   Transaction Fees........................................................ 23
   Mortality and Expense Risk Charge....................................... 24
   Distribution Expense Charge............................................. 24
   Income Taxes............................................................ 25
   Fund Expenses........................................................... 25
   Free Look Period........................................................ 25
   Deferred Compensation Plans............................................. 25

DESCRIPTION OF THE CONTRACTS............................................... 26
   General................................................................. 26
   Assignment.............................................................. 26
   Purchase Payments....................................................... 26
   Transfers............................................................... 27
   Restrictions on Transfers............................................... 29
   Loans (403(b) Plans only)............................................... 32
   Cybersecurity........................................................... 32
   Modification of the Contracts........................................... 33

ACCUMULATION PERIOD........................................................ 34
   Crediting Accumulation Units in the Separate Account.................... 34


    Separate Account Accumulation Unit Current Values...................... 34
    Surrender from the Separate Account.................................... 35
    Payment of Surrender Amount............................................ 35
    Account Statements..................................................... 36

 ANNUITY BENEFITS.......................................................... 36
    Variable Annuity Payments.............................................. 36
    Assumed Investment Return.............................................. 36
    Election of Annuity Date and Form of Annuity........................... 37
    Election of Annuity Date............................................... 37
    Form of Annuity........................................................ 37
    Frequency of Payment................................................... 39
    Level Payments Varying Annually........................................ 39
    Annuity Unit Values.................................................... 40

 DEATH BENEFITS............................................................ 40
    Death Before the Annuity Date.......................................... 40
    Death After the Annuity Date........................................... 42
    Abandoned Property Requirements........................................ 42

 FEDERAL TAX CONSIDERATIONS................................................ 43

 VOTING RIGHTS............................................................. 53

 LEGAL PROCEEDINGS......................................................... 54

 ADDITIONAL INFORMATION.................................................... 54

 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................. 55


APPENDIX A -- CONDENSED FINANCIAL INFORMATION -- PART 1...................   A-1
APPENDIX A -- CONDENSED FINANCIAL INFORMATION -- PART 2...................  A-11
APPENDIX B -- PARTICIPATING INVESTMENT PORTFOLIOS.........................   B-1
APPENDIX C -- ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS.............   C-1
APPENDIX D -- PREMIUM TAX TABLE...........................................   D-1


BLIC does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. BLIC has not authorized any information or representations about the Contracts other than the information in this Prospectus, the Fund prospectuses, or supplements to the prospectuses or any supplemental sales material BLIC authorizes.

GLOSSARY

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Series of the Separate Account under a Contract at any time before Annuity payments commence.

ANNUITANT - The person on whose life Annuity payments under a Contract are based.

ANNUITY - A stream of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE - The date on which Annuity payments begin.

ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Series of the Separate Account under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY - The person who has the right to a Death Benefit upon your death.

BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange ("NYSE") is not open for trading.

CERTIFICATE - The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified corporate retirement plans.

CERTIFICATE DATE - The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.

CERTIFICATE YEAR - The 12-month period that begins on your Certificate Date and on each anniversary of this date.

CONTRACT - The agreement between the Owner and BLIC covering your rights.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD - The 20-day period when you first receive your Certificate. During this time period, you may cancel your interest in the Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or your Participant's Account in some states).

FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT - All assets of BLIC other than those in the Separate Account or any of its other segregated asset accounts.


GOOD ORDER - A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative (where applicable) before submitting the form or request.


NORMAL ANNUITY DATE - The date on which Annuity payments begin if you do not select another date.

OWNER - The person who has title to the Contract.

PARTICIPANT - You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.


PARTICIPANT'S ACCOUNT (OR ACCOUNT) - The sum of your interest in each Series of the Separate Account and your interest in the General Account. Your interest in the Series of the Separate Account is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

PLAN - The 403(b) plan, deferred compensation plan, qualified retirement plan, or individual retirement annuity to which the Contract is issued.

PURCHASE PAYMENT - The amounts paid by or for you to BLIC in order to provide benefits under the Contract.

SEPARATE ACCOUNT - The segregated asset account entitled "Brighthouse Separate Account A" which has been established by us under Delaware law to receive and invest amounts allocated by you and other Participants under the Contracts and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - Series are subdivisions of the Separate Account. Accumulation Unit values and Annuity Unit values are maintained separately for each Series corresponding to a designated Fund.


SURRENDER CHARGE (SURRENDER CHARGE) - A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with BLIC.



VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day as of the close of regular trading on the NYSE (typically 4 p.m. Eastern time.) A Valuation Date ends earlier than 4:00 p.m. Eastern Time if the NYSE closes early. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. There will be one Valuation Date in each calendar week for Annuity Unit values. BLIC will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.


VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Series of the Separate Account.

SUMMARY OF THE CONTRACTS

THE CONTRACTS

The Contracts may be offered to:

..   Qualified Plans such as:

   *  Section 403(b) tax-sheltered annuities;

   *  Section 457 deferred compensation plans;

   *  Section 401 pension and profit sharing plans; and


   * individual retirement annuities ("IRAs") under Section 408 of the Internal Revenue Code (the "Code").

[SIDE BAR: Please see the section "Federal Tax Considerations" for more information.]

Note: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral, and there should be reasons other than tax deferral for purchasing the Contract.

This Prospectus describes all the material features of the Contracts.

THIS PROSPECTUS APPLIES ONLY TO THE VARIABLE PORTION OF THE CONTRACT

PURCHASE PAYMENTS

Purchase Payments under the Contracts are made to the General Account, the Separate Account, or allocated between them. The minimum Purchase Payment is as little as $20, but there is an annual minimum of $240 (for IRAs, the minimum is $2,000 for an initial Purchase Payment and $50 for each additional payment).

There is no initial sales charge; however, the charges and deductions described under "Contract Charges" will be deducted from the Participant's Account.

[SIDE BAR: Please see "Transfers" for more information.]

Amounts allocated to the General Account may be transferred to the Separate Account subject to certain limitations as to time and amount. Unless you have exercised a special option, the minimum transfer is the lesser of $500 or the balance of your Participant's Account allocated to the General Account or to the Separate Account.

You can transfer amounts allocated to the Separate Account:

..   between any of the Series, at any time and as many times as you choose

..   to the General Account at any time before the amount has been applied to a
    Variable Annuity option

See, however, restrictions on transfers in "Description of the Contracts - Restrictions on Transfers."

[SIDE BAR: Please see "The Separate Account" and "The Funds" for more information.]

SEPARATE ACCOUNT

Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more Series of the Separate Account, each of which invests in one of the underlying Funds.

[SIDE BAR: Please see "Contract Charges" for more information.]

CHARGES AND DEDUCTIONS

The following fees and expenses apply under the Contracts:

DISTRIBUTION EXPENSE CHARGE

BLIC assumes the risk that surrender charges will be insufficient to cover the actual costs of distribution. As compensation for assuming this risk, BLIC will make a deduction of .000274% on a daily basis (0.10% per year) from the value of the Separate Account assets funding the Contract. The distribution expense charge (sales load), together with any contingent deferred sales charge will never exceed 9% of Purchase Payments.

MORTALITY AND EXPENSE RISK CHARGE

BLIC charges a fee for bearing certain mortality and expense risks under the Contract. You pay the mortality and expense risk charge during the accumulation phase and the income phase. As compensation for assuming these risks, BLIC will make a daily deduction from the value of the Separate Account's assets equal to 1.25% per year.

ADMINISTRATIVE FEE


There is an administrative fee of $21.50 plus $2.50 for each Series in which you invest. BLIC currently waives these administrative fees for any Certificate Year during which you contribute $2,000 or more to your Participant's Account or your Participant's Account has a value at the end of the Certificate Year of $10,000 or more. This reduction is permanent for Certificates issued before the termination or reduction of the waiver. (No such termination or reduction of the waiver is contemplated at this time).


TRANSACTION FEES

A charge of $10 may be deducted for:

..   A transfer from any Series;

..   A full or partial surrender (the charge is the lesser of $10 or 2% of the amount of the surrender); or

..   Annuitization of all or a part of your Participant's Account.

We currently waive the transaction charge for transfers from any Series, but reserve the right to impose the charge in the future. See, however, restrictions on transfers in "Description of the Contracts - Restrictions on Transfers."

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

A surrender charge is deducted if you request a full or partial surrender of Purchase Payments from the Separate Account within 60 months after the Purchase Payment is made. The charge is 7% of the Purchase Payment and amounts credited to it.

However, for 403(b) plans, we will not deduct any surrender charge once nine
(9) full years have elapsed since your Certificate Date; and for the first surrender in each year, you may surrender up to 10% of the value of your interest in the Separate Account without a surrender charge. WITHDRAWALS FROM 403(b) PLANS MAY BE RESTRICTED BY THE CODE.

The following expenses may be waived for certain deferred compensation plans:

..   administrative fees

..   transaction charges

..   distribution fees

..   surrender charges on certain surrenders

PREMIUM TAXES


State premium taxes (which range from 0% to 3.5% and are applicable only in certain jurisdictions) are payable to a state or government agency with respect to the Contract. They may be deducted on or after the date the tax is incurred. Currently, BLIC deducts these taxes upon Annuitization.


[SIDE BAR: Please see "Free Look Period" for more information.]

FREE LOOK PERIOD

You may cancel your interest in the Contract within 20 days after you receive your Certificate (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Participant's Account in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Series during the Free Look Period.

VARIABLE ANNUITY PAYMENTS

You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant's Account is invested.

If your monthly payments from a particular Series are less than $50, BLIC may change the frequency of your payments so that each payment will be at least $50 from that Series.

[SIDE BAR: Please see "Surrender Charge" and "Federal Tax Considerations" for more information.]

SURRENDER

You may surrender all or part of your Participant's Account before the Annuity Date. You may not make a partial surrender if:

..   it would cause your interest in any Series or the General Account to fall below $200 (unless you are surrendering your entire interest in a Series)

However, if you are surrendering the entire amount allocated to a Series, these restrictions do not apply.

You may be assessed a surrender charge. In addition, any amounts surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Code. Certain restrictions apply for qualified contracts.

LOANS - 403(B) PLANS ONLY

You may be able to obtain a loan from the portion of your Participant's Account allocated to the General Account. Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the loan proceeds. At this time, there is no fee for administration. Loan proceeds may be considered taxable distributions under the Code in the event of a default in repayments.

BLIC:

..   may terminate loans

..   change the terms under which loans are made

Any action taken by BLIC would not affect outstanding loans.

[SIDE BAR: Please see "Death Benefits" for more information.]

DEATH BENEFIT

You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:

..   the total of all Purchase Payments less any partial surrenders; or

..   the value of the Participant's Account at settlement.

If the death occurs on or after age 65, the death benefit will be equal to the Participant's Account.

There is no death benefit after the payout phase begins, however, depending on the pay-out option you elect, any remaining guarantee will be paid to your Beneficiary.

STATE VARIATIONS

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to assess transfer fees, requirements for unisex annuity rates and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this Prospectus. This Prospectus describes all the material features of the Contract. If you would like to review a copy of the Contract and any endorsements, contact our administrative office.


RESTRICTIONS ON TRANSFERS

BLIC has adopted policies and procedures that attempt to detect transfer activity that may adversely affect Participants or the Funds. Upon detection of this activity, restrictions may be imposed on transfers.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CERTIFICATE. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CERTIFICATE, SURRENDER THE CERTIFICATE, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES (WHICH RANGE FROM 0% TO 3.5% AND ARE APPLICABLE ONLY IN CERTAIN JURISDICTIONS -- SEE APPENDIX D) MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

PARTICIPANT TRANSACTION EXPENSES TABLE
SURRENDER CHARGE/1/                                                              7%
  (as a percentage of amounts accumulated with respect to a Purchase Payment)
TRANSACTION FEE/2,3/                                                           $10.00
  (each surrender, annuitization and transfer)
LOAN SET-UP FEE/4/                                                             $50.00

--------------------------------------------------------------------------------


THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE, NOT INCLUDING FUND FEES AND EXPENSES.


--------------------------------------------------------------------------------

PERIODIC FEES AND EXPENSES TABLE
ADMINISTRATIVE FEE/5/                                                                                           $21.50 plus
 (deducted annually)                                                                                            $ 2.50 for
                                                                                                                each Series
SEPARATE ACCOUNT ANNUAL EXPENSES
  (referred to as Separate Account Product Charges) (as a percentage of average Participant's Account value in the Separate Account)
Mortality and Expense Risk Charge                                                                                     1.25%
Distribution Expense Charge                                                                                           0.10%
                                                                                                                      -----
Total Separate Account Annual Expenses/6/                                                                             1.35%

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE
PROSPECTUSES FOR THE FUNDS AND IN THE FOLLOWING TABLES. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE MAKING YOUR ALLOCATIONS TO THE INVESTMENT OPTIONS.


--------------------------------------------------------------------------------

                                                                                                      Minimum Maximum
                                                                                                      ------- -------
Total Annual Fund Operating Expenses                                                                   0.26%   1.10%
(expenses that are deducted from Fund assets, including management fees, distribution and/or service
(12b-1) fees, and other expenses) as of December 31, 2017

--------------------------------------------------------------------------------
Notes

1. Surrender charges decline based on date of Purchase Payment. (See "Contract Charges - Surrender Charge")

                    Number of Complete Months from
                    Receipt of Purchase Payment     % Charge
                    ------------------------------  --------
                         60 months or less             7
                         More than 60 months           0

Amounts surrendered are attributed to Purchase Payments made (and any accumulation) on a first-in, first-out basis.

2. In the event of a surrender, the fee is the lesser of $10 or 2% of the amount surrendered.

3. In the event of a transfer, the fee applies to each transfer from a Series. We currently waive this fee.

4. For 403(b) Plans only, loans will be charged an initial set-up fee of $50.00.

5. The Administrative Fee is currently waived if you make purchase payments of $2,000 or more in a Certificate Year or if your Participant's Account value is $10,000 or more at the end of the Certificate Year.

6. Total Separate Account Expenses are 1.25% under the Retirement Companion version of the Contract.

FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.


                                                DISTRIBUTION                                              NET
                                                   AND/OR             ACQUIRED   TOTAL    FEE WAIVER     TOTAL
                                                  SERVICE               FUND    ANNUAL      AND/OR      ANNUAL
                                     MANAGEMENT   (12B-1)     OTHER   FEES AND OPERATING    EXPENSE    OPERATING
               FUND                     FEE         FEES     EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
SERIES(R)--CLASS 2
----------------------------------------------------------------------------------------------------------------
 American Funds Global Small
   Capitalization Fund                 0.70%       0.25%      0.04%       --     0.99%          --       0.99%
----------------------------------------------------------------------------------------------------------------
 American Funds Growth Fund            0.33%       0.25%      0.02%       --     0.60%          --       0.60%
----------------------------------------------------------------------------------------------------------------
 American Funds Growth-Income
   Fund                                0.26%       0.25%      0.02%       --     0.53%          --       0.53%
----------------------------------------------------------------------------------------------------------------
BRIGHTHOUSE FUNDS TRUST I--
CLASS A
----------------------------------------------------------------------------------------------------------------
 Brighthouse Small Cap Value
   Portfolio                           0.75%          --      0.04%    0.07%     0.86%       0.01%       0.85%
----------------------------------------------------------------------------------------------------------------
 Invesco Small Cap Growth Portfolio    0.85%          --      0.03%       --     0.88%       0.02%       0.86%
----------------------------------------------------------------------------------------------------------------
 MFS(R) Research International
   Portfolio                           0.69%          --      0.05%       --     0.74%       0.10%       0.64%
----------------------------------------------------------------------------------------------------------------
 Morgan Stanley Mid Cap Growth
   Portfolio                           0.65%          --      0.04%       --     0.69%       0.02%       0.67%
----------------------------------------------------------------------------------------------------------------
 PIMCO Total Return Portfolio          0.48%          --      0.08%       --     0.56%       0.03%       0.53%
----------------------------------------------------------------------------------------------------------------
 T. Rowe Price Large Cap Value
   Portfolio                           0.57%          --      0.02%       --     0.59%       0.03%       0.56%
----------------------------------------------------------------------------------------------------------------
BRIGHTHOUSE FUNDS TRUST II--
CLASS A
----------------------------------------------------------------------------------------------------------------
 BlackRock Bond Income Portfolio       0.33%          --      0.18%       --     0.51%          --       0.51%
----------------------------------------------------------------------------------------------------------------
 BlackRock Capital Appreciation
   Portfolio                           0.69%          --      0.03%       --     0.72%       0.09%       0.63%
----------------------------------------------------------------------------------------------------------------
 Brighthouse/Artisan Mid Cap Value
   Portfolio                           0.82%          --      0.03%       --     0.85%       0.05%       0.80%
----------------------------------------------------------------------------------------------------------------
 Brighthouse/Wellington Core Equity
   Opportunities Portfolio             0.70%          --      0.02%       --     0.72%       0.11%       0.61%
----------------------------------------------------------------------------------------------------------------
 MetLife Aggregate Bond Index
   Portfolio                           0.25%          --      0.03%       --     0.28%       0.01%       0.27%
----------------------------------------------------------------------------------------------------------------
 MetLife Mid Cap Stock Index
   Portfolio                           0.25%          --      0.04%    0.01%     0.30%          --       0.30%
----------------------------------------------------------------------------------------------------------------
 MetLife MSCI EAFE(R) Index
   Portfolio                           0.30%          --      0.07%    0.01%     0.38%          --       0.38%
----------------------------------------------------------------------------------------------------------------
 MetLife Russell 2000(R) Index
   Portfolio                           0.25%          --      0.06%    0.01%     0.32%          --       0.32%
----------------------------------------------------------------------------------------------------------------
 MetLife Stock Index Portfolio         0.25%          --      0.02%       --     0.27%       0.01%       0.26%
----------------------------------------------------------------------------------------------------------------

                                                 DISTRIBUTION                                              NET
                                                    AND/OR             ACQUIRED   TOTAL    FEE WAIVER     TOTAL
                                                   SERVICE               FUND    ANNUAL      AND/OR      ANNUAL
                                      MANAGEMENT   (12B-1)     OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                FUND                     FEE         FEES     EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
-----------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Portfolio          0.56%         --       0.05%       --     0.61%          --       0.61%
-----------------------------------------------------------------------------------------------------------------
 MFS(R) Value Portfolio                 0.62%         --       0.02%       --     0.64%       0.06%       0.58%
-----------------------------------------------------------------------------------------------------------------
 Neuberger Berman Genesis Portfolio     0.81%         --       0.04%       --     0.85%       0.01%       0.84%
-----------------------------------------------------------------------------------------------------------------
 T. Rowe Price Large Cap Growth
   Portfolio                            0.60%         --       0.02%       --     0.62%       0.05%       0.57%
-----------------------------------------------------------------------------------------------------------------
 T. Rowe Price Small Cap Growth
   Portfolio                            0.47%         --       0.03%       --     0.50%          --       0.50%
-----------------------------------------------------------------------------------------------------------------
 Western Asset Management Strategic
   Bond Opportunities Portfolio         0.56%         --       0.04%       --     0.60%       0.06%       0.54%
-----------------------------------------------------------------------------------------------------------------
DEUTSCHE VARIABLE SERIES I--
CLASS A
-----------------------------------------------------------------------------------------------------------------
 Deutsche CROCI(R) International VIP    0.79%         --       0.31%       --     1.10%       0.20%       0.90%
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS--INITIAL CLASS
-----------------------------------------------------------------------------------------------------------------
 Asset Manager Portfolio                0.49%         --       0.12%    0.02%     0.63%          --       0.63%
-----------------------------------------------------------------------------------------------------------------
 Contrafund(R) Portfolio                0.54%         --       0.08%       --     0.62%          --       0.62%
-----------------------------------------------------------------------------------------------------------------
 Government Money Market Portfolio      0.18%         --       0.08%       --     0.26%          --       0.26%
-----------------------------------------------------------------------------------------------------------------
 Growth Portfolio                       0.54%         --       0.10%       --     0.64%          --       0.64%
-----------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio*                   0.05%         --       0.05%       --     0.10%          --       0.10%
-----------------------------------------------------------------------------------------------------------------
 Overseas Portfolio                     0.67%         --       0.13%       --     0.80%          --       0.80%
-----------------------------------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK
FUND, INC.                              0.51%         --       0.16%       --     0.67%          --       0.67%
-----------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS--CLASS I-2
-----------------------------------------------------------------------------------------------------------------
 Alger Small Cap Growth Portfolio       0.81%         --       0.19%       --     1.00%          --       1.00%
-----------------------------------------------------------------------------------------------------------------



* Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing

The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds' prospectuses for additional information regarding these arrangements.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CERTIFICATE WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE PARTICIPANT TRANSACTION EXPENSES, ADMINISTRATIVE FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND TOTAL ANNUAL FUND OPERATING EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CERTIFICATE FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CERTIFICATE AT THE END OF THE APPLICABLE TIME PERIOD:


                                 Time Periods
                     1 year          3 years          5 years          10 years
------------------------------------------------------------------------------------
   maximum            $969            $1,407           $1,941           $2,770
   minimum            $885            $1,153           $1,514           $1,899


(2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                 Time Periods
                     1 year          3 years          5 years          10 years
------------------------------------------------------------------------------------
   maximum            $269             $777            $1,311           $2,770
   minimum            $185             $523            $  884           $1,899


(3) IF YOU DO NOT SURRENDER YOUR CERTIFICATE:


                                 Time Periods
                     1 year          3 years          5 years          10 years
------------------------------------------------------------------------------------
   maximum            $269             $777            $1,311           $2,770
   minimum            $185             $523            $  884           $1,899


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.

FINANCIAL AND PERFORMANCE INFORMATION

[SIDE BAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the Securities and Exchange Commission (the "SEC") in the Form N-4 Registration Statement. These methods are described in detail in the Statement of Additional Information.]


PERFORMANCE INFORMATION


We periodically advertise Series performance relating to the various Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the Fund expenses. It does not reflect the deduction of any applicable Transaction Fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fees, surrender charges and the Transaction Fees.


For periods starting prior to the date the Contract was first offered, the performance will be based on the historical performance of the corresponding Funds for the periods commencing from the date on which the particular Fund was made available through the Separate Account.

In addition, certain Fund performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for Funds or Series related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain Contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

FINANCIAL INFORMATION

Financial Statements of the Separate Account and BLIC are contained in the SAI. Please see the section "Additional Information" of this Prospectus for information on how to obtain a copy of the SAI.

DESCRIPTION OF BRIGHTHOUSE LIFE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS


THE INSURANCE COMPANY


Brighthouse Life Insurance Company ("BLIC") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife's shareholders, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.


THE GENERAL ACCOUNT


All of the assets of BLIC, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate to the General Account. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by BLIC. The minimum interest rate depends on the date your Contract is issued but will not be less than 3%. Your financial representative (where applicable) can tell you the current and minimum rates that apply. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 ("Securities Act") and the General Account has not been registered as an investment company under the 1940 Act. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, BLIC bears the full investment risk for amounts in the General Account. BLIC has sole discretion to invest the assets of the General Account, subject to applicable law. All guarantees as to Purchase Payments or Account value allocated to the General Account, interest credited to the General Account, and Fixed Annuity payments are subject to BLIC's financial strength and claim-paying ability. Please see the terms of your Certificate for more information.


THE SEPARATE ACCOUNT

The Board of Directors of MetLife Investors USA adopted a resolution to establish the Separate Account in accordance with the Delaware Insurance Code on May 29, 1980. Prior to March 6, 2017, the Separate Account was known as MetLife Investors USA Separate Account A. On November 14, 2014, following the close of business, MetLife Investors USA merged into BLIC (formerly known as MetLife Insurance Company

USA) and the Separate Account became a separate account of BLIC. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that BLIC offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.


The assets of the Separate Account are held in BLIC's name on behalf of the Separate Account and legally belong to BLIC. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of BLIC's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including BLIC's creditors. All the income, gains, and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to BLIC's other business. Under state law and the terms of the Contract, the assets of the Separate Account will not be responsible for liabilities arising out of BLIC's other business. Furthermore, BLIC is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each Annuity year. Any obligations that exceed the assets in the Separate Account are payable by the General Account. The amount of the death benefit that exceeds the Account value is paid from the General Account. Benefit amounts paid from the General Account are subject to the claims-paying ability of BLIC and BLIC's long-term ability to make such payments and are not guaranteed by our parent company, Brighthouse Financial, Inc., or by any other party. For other annuity contracts and life insurance policies that BLIC issues, all amounts owed under the contracts and policies are paid from the General Account. BLIC is regulated as an insurance company under state law, which generally imposes restrictions on the amount and type of investments in the General Account. However, there is no guarantee that BLIC will be able to meet all claims-paying obligations. There are risks to purchasing any insurance product.


The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Over twenty-five of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

The investment adviser to certain of the Funds offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

THE FUNDS

The following Funds are available as investment options under the Contract. YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY

BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: BRIGHTHOUSE LIFE INSURANCE COMPANY, 11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277, (800) 343-8496. Certain Funds described in the prospectuses may not be available with your Contract. Appendix B contains a summary of investment objectives and the names of the subadviser, if any, for each Fund.

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2


American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company/SM/ is the investment adviser to each portfolio. The following portfolios are available under the Contract:


 American Funds Global Small Capitalization Fund
 American Funds Growth Fund
 American Funds Growth-Income Fund

BRIGHTHOUSE FUNDS TRUST I -- CLASS A


Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the Contract:


 Brighthouse Small Cap Value Portfolio
 Invesco Small Cap Growth Portfolio
 MFS(R) Research International Portfolio
 Morgan Stanley Mid Cap Growth Portfolio
 PIMCO Total Return Portfolio
 T. Rowe Price Large Cap Value Portfolio

BRIGHTHOUSE FUNDS TRUST II -- CLASS A


Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual portfolios.

(See Appendix B for the names of the subadvisers.) The following portfolios are available under the Contract:


 BlackRock Bond Income Portfolio
 BlackRock Capital Appreciation Portfolio


 Brighthouse/Artisan Mid Cap Value Portfolio
 Brighthouse/Wellington Core Equity Opportunities Portfolio
 MetLife Aggregate Bond Index Portfolio
 MetLife Mid Cap Stock Index Portfolio
 MetLife MSCI EAFE(R) Index Portfolio
 MetLife Russell 2000(R) Index Portfolio
 MetLife Stock Index Portfolio
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio
 Neuberger Berman Genesis Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

DEUTSCHE VARIABLE SERIES I -- CLASS A


Deutsche Variable Series I is a mutual fund with multiple portfolios. Deutsche Investment Management Americas Inc. is the investment adviser to each portfolio. The following portfolio is available under the Contract:


 Deutsche CROCI(R) International VIP

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS


Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolios are available under the Contract:


 Asset Manager Portfolio
 Contrafund(R) Portfolio
 Government Money Market Portfolio
 Growth Portfolio
 Overseas Portfolio

T. ROWE PRICE GROWTH STOCK FUND, INC.


T. Rowe Price Growth Stock Fund, Inc. is a mutual fund. T. Rowe Price Associates, Inc. serves as investment adviser to the portfolio. The portfolio is available under the Contract.


THE ALGER PORTFOLIOS -- CLASS I-2


The Alger Portfolios is a mutual fund with multiple portfolios. Fred Alger Management, Inc. is the investment adviser to each portfolio. The following portfolio is available under the Contract:


 Alger Small Cap Growth Portfolio

[SIDE BAR: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those retail mutual funds. The Funds most likely will not have the same performance experience as any retail mutual fund. Moreover, a Series that invests in a retail fund will have lower investment performance than the retail fund due to Contract charges and expenses.]

Shares of each Fund are purchased for the corresponding Series. These Funds invest in stocks, bonds and other investments. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these Fund shares.


The Funds listed above other than the T. Rowe Price Growth Stock Fund, Inc. are available only by purchasing annuities and life insurance policies offered by BLIC or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by BLIC. Fund shares will be redeemed by the Series to the extent necessary for BLIC to make annuity or other payments under the Contracts.

Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative instruments, non-investment grade securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

[SIDE BAR: The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information.]

The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to BLIC's Separate Account. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. BLIC monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Participants and Owners.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. An investment adviser (other than Brighthouse Investment Advisers, LLC) or subadviser of a Fund or its affiliates may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in BLIC's role as intermediary, with respect to the Funds. BLIC and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser (other than Brighthouse Investment Advisers, LLC) or subadviser of a Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. We will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Fund Expenses" for information on the management fees paid by the Funds and the SAI for the Funds for information on the management fees paid by the adviser to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Fund's 12b-1 Plan, if any, is described in more detail in the Fund's prospectus. (See "Fee Tables and Examples - Fund Expenses" and "Principal Underwriter.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or to our Distributor. Payments under a Fund's 12b-1 Plan decrease the Fund's investment return.

HOW WE SELECT THE FUNDS. We select the Funds offered through the Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or sub-adviser is one of our affiliates or whether the Fund, its adviser, its sub-adviser(s), or an affiliate will make payment to us or our affiliates. For additional information on these arrangements, see "Certain Payments We Receive with Regard to the Funds" above. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Funds advised by our affiliates than those that are not, we may be more inclined to offer Funds advised by our affiliates in the variable insurance products we issue. In some cases, we have included Funds based on recommendations made by selling firms. These selling firms may receive payments from the Funds they recommend and may benefit accordingly from the allocation of Account value to such Funds. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Participant's Account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Participants. We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Principal Underwriter.")

WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.


SUBSTITUTION OF FUND SHARES. BLIC may substitute shares of another fund for Fund shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by BLIC's management in view of the purposes of the Contracts. The substituted fund may have higher fees and expenses. However, no substitution is allowed unless a majority of the Owners entitled to vote (those who have invested in the Series) and the SEC approves the substitution under the 1940 Act. Furthermore, we may close investment portfolios to allocation of Purchase Payments or Contract value, or both, at any time in our sole discretion.


PRINCIPAL UNDERWRITER


Brighthouse Securities, LLC ("Distributor"), 11225 North Community House Road, Charlotte, NC, 28277, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority ("FINRA"), is an affiliate and principal underwriter for the Contracts. FINRA provides background information about broker-dealers and their financial representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. The Distributor is a Delaware limited liability company. Prior to March 6, 2017, the principal underwriter and distributor of the Contracts was MetLife Investors Distribution Company.


BLIC has entered into a distribution agreement with Distributor for the distribution of the Certificates. We pay compensation to Distributor for sales of the Contracts and Certificates by the selling firm.


We pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

Distributor enters into selling agreements with unaffiliated selling firms for the sale of the Contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to Participants or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our General Account. A portion of the payments made to selling firms may be passed on to their financial representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

BLIC and Distributor may have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Funds which are offered under the Contract. Currently, the investment advisory firms include Morgan Stanley Investment Management, Inc. Financial representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contract.

Distributor pays compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8.5% of purchase payments. We also pay commissions when a Participant elects to begin receiving Annuity payments. (See "Annuity Benefits - Variable Annuity Payments.")

From time to time, BLIC pays organizations, associations and non-profit organizations fees to sponsor BLIC's variable annuity contracts. BLIC may also obtain access to an organization's members to market our variable annuity contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from BLIC. BLIC also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. BLIC may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. BLIC also may retain finders and consultants to introduce BLIC to potential clients and for establishing and maintaining relationships between BLIC and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. BLIC or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the contracts.


SERVICING AGENT

MetLife Group, Inc. and Metropolitan Life Insurance Company, with whom we were previously affiliated, provide BLIC with personnel, administrative and enrollment services, including: officers, office space, supplies, utilities, office equipment, travel expenses and periodic reports.

CONTRACT CHARGES

BLIC deducts the charges described below, and we may also deduct a charge for taxes, if applicable. Unless otherwise specified, charges are deducted proportionately from all Series, and the General Account in which you are invested.

These charges may not be changed under the Contract, and BLIC may profit from these charges in the aggregate.

PREMIUM AND OTHER TAXES

BLIC reserves the right to deduct from Purchase Payments, surrenders, death benefits or Annuity payments any taxes relating to the Contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state law which is imposed on payments we make to certain persons and income tax withholdings on surrenders and Annuity payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at out sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Participant's Account value at a later date. Payment at any earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity payments begin. See Appendix D for more information.

SURRENDER CHARGE

[SIDE BAR: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]
No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed on a partial or full surrender of the Participant's Account. During the accumulation phase, you can withdraw part or all of the Participant's Account. For 403(b) Plans only, in the first surrender of each calendar year, you may surrender up to 10% of the value of your interest in the Separate Account without surrender charges, provided that the proceeds are paid solely to the Participant or the Beneficiary. If you withdraw money in excess of 10%, you might have to pay a surrender charge on the excess amount. Withdrawals from 403(b) Plans may be restricted by the Code.

If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a surrender charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a surrender charge, amounts are withdrawn from your Contract in the following order:

1. Earnings in your Contract (earnings are equal to the Participant's Account, less Purchase Payments not previously withdrawn); then

2. For 403(b) Plans only, the free withdrawal amount described above (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then

3. Purchase Payment not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.

The following schedule shows the surrender charges that apply during the 60 months following each Purchase Payment:

                      Number of Months
                 Since Purchase Payment Date  Surrender Charge
                 ---------------------------------------------
                    60 months or less                7%
                    More than 60 months              0%

The Surrender Charge amount is the gross surrender amount multiplied by the Surrender Charge.

    gross surrender amount   x   Surrender Charge = Surrender Charge amount

[SIDE BAR: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]

If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest. A surrender charge, if any, will not be applied to the amounts deducted to cover the surrender charge.

BLIC will not deduct any surrender charge once 9 years have elapsed since your Certificate Date.

DIVORCE. A withdrawal pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Participant's Account and the death benefit. The withdrawal could have a significant negative impact on the death benefit.

EXCEPTIONS TO SURRENDER CHARGE

In some cases, BLIC will not charge you the surrender charge when you make a surrender. You do not pay the surrender charge:

..   on transfers made within the Contract;

..   on withdrawals of Purchase Payments you made over 60 months ago;

..   If you die during the pay-in phase. Your Beneficiary(ies) will receive the full death benefit without deduction;

..   If you are a 403(b) Plan Participant and you withdraw no more than 10% of your interest in any calendar year (subject to Code restrictions);

..   If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days. The withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement. This Contract feature is not available in Massachusetts and South Dakota;

[SIDE BAR:Please note that deductions are made and expenses paid out of the underlying Funds' assets, as well. A description of these fees and expenses are described in each Fund's prospectus.]

..   When you are an officer, director or full time employee of BLIC or its affiliates. In this case, the purchase of the Contract is for personal investment purposes only;

..   on required minimum distributions from, or excess contributions to, a qualified contract (but only with respect to amounts required to be distributed from this contract); and

..   If permitted in your state, if you are the Plan Participant and you make a direct transfer of your Participant's Account to another funding option or annuity contract issued by BLIC or one of its affiliates and BLIC or its affiliate agrees.

ADMINISTRATIVE FEES

An administrative fee of $21.50 plus $2.50 for each Series in which you have Accumulation Units is deducted from your Participant's Account on a yearly basis. The fee is prorated between Series in your Account based on their values on the date of the deduction. Contract administration expenses we incur include:

..   the cost of Contract issuance;

..   rent;

..   stationery and postage;

..   telephone and travel expenses;

..   salaries;

..   legal, administrative, actuarial and accounting fees;

..   periodic reports; and

..   office equipment, and custodial expenses.

The administrative fee will be waived for any Certificate Year during which you contribute Purchase Payments of $2,000 or more or your Participant's Account is $10,000 or more at the end of the Certificate Year.

TRANSACTION CHARGES

A $10 transaction charge will be deducted from your Account for each transfer from a Series (see "Transfers") and upon annuitizaton of all or a portion of your Participant's Account (see "Annuity Benefits"). When you make a full or partial surrender, a transaction charge will be deducted from your Participant's Account in an amount equal to the lesser of:

..   $10 or

..   2% of the amount surrendered.

These charges are at cost. BLIC does not anticipate profiting from them. Transaction charges for transfers from one Series of the Separate Account to another Series of the Separate Account are currently waived. (See, however, "Description of the Contracts - Restrictions on Transfers.")

MORTALITY AND EXPENSE RISK CHARGE

BLIC charges a fee for bearing certain mortality and expense risks under the Contract. You pay the mortality and expense risk charge during the accumulation phase and the income phase. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, BLIC will make a daily deduction from the value of the Separate Account's assets equal to 1.25% per year.

If BLIC has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.
BLIC may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.

DISTRIBUTION EXPENSE CHARGE

BLIC also assumes the risk that surrender charges described above will be insufficient to cover the actual costs of distribution. These costs include:

..   commissions,

..   fees,

..   registration costs, and

..   direct and indirect selling expenses (including advertising, sales materials, illustrations, marketing personnel, printing, and related overhead)

As compensation for assuming this risk, BLIC will make a deduction of .000274% on a daily basis (0.10% per year) from the value of the Separate Account assets funding the Contract (the staff of the SEC deems this charge a deferred sales charge). The distribution expense charge (sales load), together with any contingent deferred sales charge imposed as described under "Surrender Charge" above, will never exceed 9% of purchase payments.

LOAN SET-UP FEE - 403(B) PLANS ONLY

You may be able to obtain a loan from the portion of your Participant's Account allocated to the General Account. Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the loan proceeds. At this time, there is no fee for administration. Loan proceeds may be considered taxable distributions under the Code in the event of a default in repayments.

BLIC:

..   may terminate loans

..   change the terms under which loans are made

Any action taken by BLIC would not affect outstanding loans.

INCOME TAXES

We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

FUND EXPENSES

There are deductions from and expenses paid out of the assets of the various Funds, which are described in the fee table in this prospectus and in the Fund prospectuses. These deductions and expenses are not charges under the terms of the Contract but are represented in the share values of the investment options.

FREE LOOK PERIOD

You may cancel your interest in the Contract within a certain time period. This is known as a "free look." Your Free Look Period is the 20-day period (or longer in certain states) starting when you receive your Certificate. If you decide to cancel your interest in the Contract, BLIC must receive your request to cancel in writing at its administrative office within the 20-day period. If the Certificate is mailed to BLIC, it will be considered to be received on the postmark date. If the Certificate is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to BLIC.

The returned Certificate will be treated as if BLIC never issued it, and BLIC will refund your Purchase Payments or, if permitted by state law, the greater of the Purchase Payments or the Participant's Account. Purchase Payments that you make to the Separate Account will be allocated to the Government Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Government Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.

DEFERRED COMPENSATION PLANS

For qualified Section 457 deferred compensation Plans, BLIC may agree to reduce or waive the administrative fees, transaction charges, and the distribution expense fee. Also, deductions for sales charges may be reduced or waived if a surrender is the result of your:

..   death,

..   disability,

..   retirement,

..   termination of employment,

..   unforseeable emergency, or

..   transfer to another investment provider.

DESCRIPTION OF THE CONTRACTS

GENERAL

The Contracts (known as Form 226R1) may be offered to Qualified Plans such as:

..   Section 403(b) tax-sheltered annuities;

..   Section 457 deferred compensation plans;

..   Section 401 pension and profit sharing plans; and

..   individual retirement annuities under Section 408 of the Code.

The Contracts are designed to fulfill long-term financial needs. They should not be considered as short-term or temporary investments.

A group Contract is issued to an employer or organization which is the Owner. This Contract covers all present and future Participants. After completing an enrollment form and arranging for Purchase Payments to begin, except as provided below, you and all other Participants will receive a Certificate that gives you a summary of the Contract provisions. This Certificate also serves as evidence of your participation in the Plan. NO CERTIFICATES ARE ISSUED TO PARTICIPANTS UNDER DEFERRED COMPENSATION OR QUALIFIED CORPORATE RETIREMENT PLANS.

The group Contracts may be restricted by the Plan as to your exercise of certain rights provided under the Contracts. You should refer to the Plan for information concerning these restrictions.

Due to IRS regulations affecting 403(b) plans, we will only issue new Certificates where your employer currently permits salary reduction contributions to be made to the Certificate.

ASSIGNMENT

If permitted by the Plan, you may assign your interest in the Contract by providing BLIC with written notice. Where a Contract is issued in connection with a non-governmental deferred compensation plan, all rights and powers under the Contract are vested in the Owner, not you.

BLIC will not be bound by the assignment until written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the Contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

PURCHASE PAYMENTS

You may make Purchase Payments yearly, semi-yearly, quarterly, monthly, or in periods agreed to by BLIC. You may change when you make Purchase Payments if permitted by the Plan. The minimum Purchase Payment is $20, with a yearly minimum of $240 (for IRAs, the minimum is $2,000 for an initial Purchase Payment and $50 for each additional payment), or such lesser amount as is required by federal tax law. Purchase Payments may be allocated to the Separate Account, the General Account, or between them according to your decision. You will periodically receive a confirmation of Purchase Payments which have been received.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Payment of Surrender Amount.")


We will credit Purchase Payments to a Contract on the same Business Day we receive it, if received in Good Order by prior to close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time). If we receive the Purchase Payment after close of the NYSE, we will credit the Purchase Payment to the Contract on the next Business Day. If Purchase Payments on your behalf are not submitted to us in a timely manner or in Good Order, there may be a delay in when amounts are credited.

If you send a Purchase Payment or transaction request to an address other than the one we have designated for receipt of such Purchase Payments or requests, it will not be in Good Order. We may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your Participant's Account.


TRANSFERS

ACCUMULATION UNITS

Except as otherwise limited under "Restrictions on Transfers" below, you may transfer Accumulation Units from one Series to another or from a Series to the General Account at any time.

You may not make a transfer from the General Account to Accumulation Units of a Series of more than 20% of your interest in the General Account in any one year. It is important to note that it will take over 10 years (assuming no additional purchase payments or transfers into the General Account and discounting any accrued interest) to make a complete transfer of your interest from the General Account to Accumulation Units of a Series because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining interest in the General Account rather than transfers based upon a fixed number of years. For example (based upon the assumptions above), if your initial interest in the General Account is $100, the 20% transfer allowance only allows you to transfer up to $20 the first year. If you transfer the maximum transfer allowance that year, you may only transfer up to $16 the following year based on the 20% transfer allowance of the $80 interest remaining in the General Account for the year. It is important to consider when deciding to invest in the General Account whether this 20% transfer allowance restriction fits your risk tolerance and time horizon.

Your transfer instructions must be in writing or, if permitted by BLIC, by telephone, Internet or other means approved by BLIC.

Requests for service may be made:

..   By telephone at (1-800-560-5001), between the hours of 7:30 AM and 5:30 PM
    Central Time Monday through Thursday and 7:30 AM and 5:00 PM Central Time on Friday; or

..   In writing to us at the Annuity Service Center at 4700 Westown Parkway,
    Ste. 200, West Des Moines, Iowa 50266.

Your transfer request must be in Good Order. If BLIC permits transfers by telephone, you will be required to complete an authorization on the Certificate enrollment or on another form that BLIC may require. We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Because telephone or Internet transactions will be available to anyone who provides certain information about you or your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.

Telephone or computer systems may not always be available. Any telephone or computer system can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing to Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277.


Transfer requests received in Good Order before the close of a Business Day will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-Business Day or after the close of a Business Day will be processed based on the value(s) next computed on the next Business Day.

ANNUITY UNITS

You may convert Annuity Units from one Series to another at any time. You may not convert Annuity Units from a Series to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for Variable Annuity payments. Conversions of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Participants to make transfers may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which may in turn adversely affect Participants and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e., Alger Small Cap Growth Portfolio, American Funds Global Small Capitalization Fund, Brighthouse Small Cap Value Portfolio, Deutsche CROCI(R) International VIP, Invesco Small Cap Growth Portfolio, MetLife MSCI EAFE(R) Index Portfolio, MetLife Russell 2000(R) Index Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Overseas Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio - (the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Participant's Account value; and (3) two or more "round-trips" involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their Funds available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Participants) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Participants engaged in frequent trading, the Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We reserve the right to terminate the availability of any dollar cost averaging or reallocation program at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Participant). You should read the Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the Funds and may disrupt portfolio management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Funds except where the portfolio manager of a particular Fund has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

LOANS -- 403(B) PLANS ONLY

If you are in a 403(b) Plan, you may obtain a loan under the Contract from the value of your Participant's Account allocated to the General Account. Accumulation Units in the Separate Account are taken into account in determining the maximum amount of the loan. You would then be permitted to transfer Accumulation Units from the Separate Account to the General Account before the loan is made. Your Participant's Account serves as the only security for the loan. BLIC may terminate a loan at its discretion in the event of a request for surrender.

The Code imposes limits on the amounts, duration, and repayment schedule for all 403(b) plan loans. If the Plan is subject to the requirements of Title 1 of the Employee Retirement Income Security Act of 1974 ("ERISA"), eligibility for, and the terms and conditions of the loan may be further limited by the terms of the Plan and will be determined by the plan administrator or other designated Plan official.

Loan proceeds may cause you to incur tax liability (see "Federal Tax Considerations").

BLIC may modify or terminate the granting of loans at any time, provided that any modification or termination will not affect outstanding loans.

Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the loan proceeds. At this time, there is no fee for administration.

CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of Contract transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Cybersecurity breaches may also impact the issuers of securities in which the Funds invest, and it is possible the funds underlying your Contract could lose value. There can be no assurance that we or our service providers or the Funds will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


MODIFICATION OF THE CONTRACTS

BLIC must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

BLIC is legally bound under the Contract to maintain these Annuity purchase rates. BLIC must also abide by the Contract's provisions concerning:

..   death benefits

..   deductions from Purchase Payments

..   deductions from Participant's Accounts for transaction charges

..   deductions from the Separate Account for actuarial risk and administrative expense risk fees

..   guaranteed rates with respect to fixed benefits

BLIC and the Owner may change the Contract by mutual agreement at any time. No such change may affect any Participant's Account where the Participant's interest is nonforfeitable, without the written consent of that Participant. Changes must be made in writing. Any changes must comply with state laws where the Contract is delivered. BLIC may change such provisions without your consent to the extent permitted by the Contract, but only:

..   with respect to any Purchase Payments received as a tax free transfer under the Code after the effective date of the change;

..   with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Certificate Year exceed the first year's Purchase Payments; or

..   to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

We will notify you of any Contract changes. If you have any questions about any of the provisions of your Contract, you may write or call:

Brighthouse Life Insurance Company
11225 North Community House Road,
Charlotte, NC 28277
Phone: (800) 283-4536

[SIDE BAR: ACCUMULATION PERIOD]

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT


BLIC will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. If payments on your behalf are not made in a timely manner or in Good Order, there may be a delay in when amounts are credited. BLIC determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.


SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES
[SIDE BAR: The Net Investment Factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the mortality and expense risk and distribution expense charges) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.]


The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets and the deduction of the separate account charge as described below. Purchase Payments and transfer requests are credited to a Participant's Account on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. The value of Accumulation Units is determined each Business Day as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern time). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. The net investment factor is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003699%) for each calendar day between the preceding Business Day and the end of the current Business Day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

SURRENDER FROM THE SEPARATE ACCOUNT

You may surrender all or a portion of the cash value of your Participant's Account at any time prior to the Annuity Date. A surrender may result in adverse Federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal and may be restricted by the plan or Federal tax law. These consequences are discussed in more detail under "Federal Tax Considerations." You should consult your tax adviser before making a withdrawal.

The surrender value of your Participant's Account in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges. BLIC will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.

If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if the surrender would cause your interest in any Series or the General Account to have an after-surrender value of less than $200. However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.

PAYMENT OF SURRENDER AMOUNT

Payment of any amount surrendered from a Series will be made to you within seven days of the date that BLIC receives your written request.


You may submit a written withdrawal request, which must be received at the administrative office on or before the Normal Annuity Date, that indicates that the withdrawal should be processed as of the Normal Annuity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit value calculated as of the Normal Annuity Date.


BLIC may suspend surrenders when:

..   The SEC restricts trading on the NYSE or NYSE is closed for other than weekends or holidays.

..   The SEC permits the suspension of withdrawals.

..   The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

..   all transactions for the period being reported

..   the number of Accumulation Units that are credited to your Participant's
    Account in each Series

..   the current Accumulation Unit value for each Series

..   your Participant's Account as of the end of the reporting period

BLIC is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise BLIC of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

[SIDE BAR: ANNUITY BENEFITS]

VARIABLE ANNUITY PAYMENTS

The value of your Participant's Account in each Series may be applied to provide you with Variable Annuity payments. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series, but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount by which the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

[SIDE BAR: There are two people who are involved in payments under your
Annuity: -  you - the Beneficiary]

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

You choose the Annuity Date and the form of Annuity payment.

ELECTION OF ANNUITY DATE

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:

..   the month in which you attain age 75, or

..   the date you are required to take a distribution under the terms of the
    Plan to which the Contract was issued.

You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.

Please note that Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

FORM OF ANNUITY

Currently, BLIC provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed Annuity payment and Variable Annuity payment basis. Option 5 is available on a Fixed Annuity payment basis only.

OPTION 1 -- LIFE ANNUITY

You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because BLIC does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments, involving a life contingency.

OPTION 2 -- LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN

You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, BLIC guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if you die during that period.

OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant's Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and payments are made during the lifetime of the survivor of the two of you. BLIC stops making payments with the last payment before the death of the last surviving payee. BLIC does not guarantee a minimum number of payments under this arrangement. For example, you or the other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and BLIC does not pay death proceeds because of the death of the other payee.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

BLIC makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by BLIC that will not be less than an assumed rate of return of 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option. If your Contract is a Qualified Contract, this option may not always satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Due to underwriting, administrative or Code considerations, there may be limitations on payments to the survivor under Option 4 and/or the duration of the guarantee period under Options 2 and 5.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied under the Contract. You may make changes in the optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 is calculated on the basis of:

..   the mortality table specified in the Contract,

..   the age, and where permitted, the sex of the Annuitant,

..   the type of Annuity payment option selected, and

..   the assumed investment return selected.

Your Annuity payments will depend on your choices. For lifetime options, the age of the Annuitant will also be considered. For example, if you select an Annuity Option that guarantees payments for your lifetime and your spouse's lifetime, your payments will be lower than if you selected an Annuity Option with payments over only your lifetime. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether you are alive (such as a Life Annuity with 120, 180, or 240 Monthly Payments Certain and Installment Life Refund Annuity) result in payments smaller than with Annuity Options without such guarantee (such as Life Annuity and Joint and Last Survivor Life Annuity). In addition, to the extent the Annuity Option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

If you were issued a certificate before state law mandated unisex annuity rates (if applicable in your state) and that certificate had annuity rates that took the annuitant's sex into account, the annuity rates we use for that certificate will not be less than the guaranteed rates in the certificate when it was issued.

The Fixed Annuity payments described in Option 5 are calculated on the basis of:

..   the number of years in the payment period, and

..   the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of BLIC.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and BLIC have agreed to a different arrangement (choosing less frequent payments will result in each payment being larger).

Payments from each Series must be at least $50. If a payment from a Series will be less than $50, BLIC has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your Variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly Variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly Variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, BLIC will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, BLIC transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, BLIC will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, BLIC will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how BLIC calculates the Annuity Unit Value for each Series:

..   First, BLIC determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous trading day to the current trading day.

..   Next, it subtracts the daily equivalent of your insurance-related charge
    (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.

..   Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.

..   Finally, the previous Annuity Unit Value is multiplied by this result.

[SIDE BAR: DEATH BENEFITS]

DEATH BEFORE THE ANNUITY DATE

If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is equal to the Participant's Account.

If you are younger than age 65 at the time of your death, your Beneficiary(ies) will be entitled to receive a lump sum settlement equal to the greater of:

..   your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments (including any applicable surrender charge); or

..   your Participant's Account.

Your Beneficiary(ies) receive the death benefit as either:

1) A lump sum that must be made within five (5) years of your death; or

2) Annuity income under Annuity Income Options One, Two or Five described in
   Article 7 of the Contract.

If your Beneficiary(ies) chooses one of the Annuity income options:

..   Payments must begin within one year of your death (However, if your spouse is the sole designated beneficiary under a Qualified Contract, your spouse may delay commencement of payments to the date that you would have reached 70 1/2.)

..   The guaranteed period under Option Two or the designated period under
    Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the IRS.

..   The Participant's Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.

The death benefit will be determined when BLIC receives both due proof of death and an election for the payment method. Note that if BLIC is notified of your death before any requested transaction is completed (including transactions under a dollar cost averaging or reallocation program), we will cancel the request.

If your spouse is your sole Beneficiary under an IRA, he or she may choose to succeed to your rights as Participant rather than to take the death benefit.


For Federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the account balance attributable to his/her portion of the death benefit remains in the Funds and is subject to investment risk.

If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

..   Your Beneficiary(ies) and you die at the same time.

..   Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by BLIC before the date due.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that BLIC agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

..   have all the remaining rights and powers under a Contract, and

..   be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by BLIC. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the last day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. ("Escheatment" is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.

FEDERAL TAX CONSIDERATIONS
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the portfolios to foreign jurisdictions.


For Federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


QUALIFIED ANNUITY CONTRACTS

INTRODUCTION


The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.

ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the Contract will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.

TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan Contracts if the withdrawal occurs within the first 2 years of your participation in the plan.

These exceptions include withdrawals or distributions made:

(a) on account of your death or disability,

(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated beneficiary and you are separated from employment,

(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLEs).

(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLEs).

(e) to pay IRS levies (and made after December 31, 1999),

(f) to pay deductible medical expenses, or

(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000.

Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.

If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments to the Contract (including tax-free transfers or rollovers and additional withdrawals from the Contract.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


ROLLOVERS AND TRANSFERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

You may make rollovers and direct transfers into your SIMPLE IRA annuity Contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.

Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.

Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

  (a) minimum distribution requirements,

  (b) financial hardship, or

  (c) for a period of ten or more years or for life.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this Contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this Contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Required Minimum Distribution ("RMD") amounts are required to be distributed from a qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".

If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 701/2, if your Contract permits.

If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.

Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:

  (a) RMDs are required to be distributed from a Roth IRA after your death; and

  (b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.

If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.

REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving RMD amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Beginning Date" is by April 1 following the later of:

  (a) the calendar year in which you reach age 70 1/2, or

  (b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 701/2 even if you have not retired, taking your first distribution no later than by April 1 of the year after you reach age 701/2.

For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31/st/. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 701/2.

A tax penalty of 50% applies to the shortfall of any required minimum distributions you fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)

SPECIAL RULES REGARDING EXCHANGES

In order to satisfy tax regulations, contract exchanges within a 403(b) plan must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS


If you are under age 59 1/2, you generally cannot withdraw money from your TSA Contract unless the withdrawal:


1. Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

2. Is exchanged to another permissible investment under your 403(b) plan;

3. Relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;


4. Occurs after you die, leave your job or become disabled (as defined by the Code);

5. Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

6. Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

7. Relates to rollover or after-tax contributions; or

8. Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.

ADDITIONAL INFORMATION REGARDING IRAS

PURCHASE PAYMENTS


Traditional IRA purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed purchase payment limits you may be subject to a tax penalty.


WITHDRAWALS


If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.

CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.

DISTRIBUTIONS


Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-Sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate (ordinary income tax rates and a 10% withholding tax for distributions made after December 31, 2017) to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), fixed or variable annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


Notwithstanding the above, the destruction caused by the passage of Hurricane Maria through Puerto Rico prompted the Puerto Rico Treasury to provide some disaster relief measures to assist individuals to deal with the damages caused by the hurricane. Among them, the Puerto Rico Treasury issued Administrative Determinations 17-29 and 18-02 to allow Retirement Plans to make Eligible Distributions for 2017 and 2018 to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made from September 20, 2017 to June 30, 2018 and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the passage of Hurricane Maria. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA
Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code
Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after

December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse", spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.


VOTING RIGHTS


As the owner of the Separate Account, BLIC is the legal owner of the shares of the Funds. Based upon BLIC's current view of applicable law, we will vote shares of the Funds (which are deemed attributable to the Contracts) based on instructions received from those having voting interests under the Contract concerning Fund shares and who are entitled to vote on Fund proposals at all regular and special shareholders meetings. The persons who have voting interests under a particular plan may include the plan administrator or the Participant if voting is passed through to such individuals. Your plan administrator can provide you with information in this regard. BLIC will vote all shares of the underlying Funds as directed. BLIC will send to those with voting interests, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When BLIC receives these instructions, it will vote all of the shares in proportion to the instructions. If BLIC does not receive voting instructions, from a recipient, it will vote their interest in the same proportion as represented by the votes it has received. The effect of this proportional voting is that a small number of those with voting interests may control the outcome of a vote. If BLIC determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

BLIC is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless BLIC has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which BLIC may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date. LEGAL PROCEEDINGS

BLIC, like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. BLIC does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of Distributor to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.
ADDITIONAL INFORMATION

You may contact BLIC at the address and phone number listed on page 28 for further information. A copy of the SAI, dated April 30, 2018, which provides more detailed information about the Contracts, may be obtained by completing and mailing the form on the following page. The table of contents for the Statement of Additional Information is provided below.


A Registration Statement has been filed with the SEC under the Securities Act for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, BLIC and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

    The Insurance Company
    Surrender Charges
    Net Investment Factor
    Annuity Payments
       Basis of Variable Benefits
       Determination of Amount of Monthly Variable Annuity Payments for
         First Year
       Determination of Amount of Monthly Variable Annuity Payments for
         Second and Subsequent Years
       Annuity Unit Value
    Underwriters, Distribution of the Contracts
    Calculation of Performance
    Voting Rights
    Safekeeping of Securities
    Servicing Agent
    Independent Registered Public Accounting Firm
    Additional Federal Tax Considerations
       Qualified Annuity Contracts
       Types of Qualified Contracts
       ERISA
       Federal Estate Taxes
       Generation-Skipping Transfer Tax
       Annuity Purchase Payments by Nonresident Aliens and Foreign
         Corporations
    Financial Statements

          If you would like the Statement of Additional Information dated April 30, 2018, for the annuity contract issued by Brighthouse Life Insurance Company, at no charge, please print and fill in all information and mail to:


                     Brighthouse Life Insurance Company
                     Attn: Variable Products
                     11225 North Community House Road
                     Charlotte, NC 28277


                 ---------------------------------------------
                 Name

                 ---------------------------------------------
                 Address

                 ---------------------------------------------
                 City              State       Zip Code

                 BOOK-702 (04/18)         SAI-USAFLEXBONUS 18


----------  --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION
PART 1


The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus that are subject to a daily Separate Account deduction of 1.35%.


                                                            AUV AT    AUV AT   ACCUM UNITS
                                                           BEGINNING    END        END
                                                           OF PERIOD OF PERIOD  OF PERIOD
------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND - CLASS 2
   1/1/2008    to    12/31/2008                              35.51     16.28     757,735
   1/1/2009    to    12/31/2009                              16.28     25.91     793,690
   1/1/2010    to    12/31/2010                              25.91     31.29     692,613
   1/1/2011    to    12/31/2011                              31.29     24.96     608,210
   1/1/2012    to    12/31/2012                              24.96      29.1     549,030
   1/1/2013    to    12/31/2013                               29.1     36.83     497,651
   1/1/2014    to    12/31/2014                              36.83     37.11     444,456
   1/1/2015    to    12/31/2015                              37.11     36.71     413,860
   1/1/2016    to    12/31/2016                              36.71     36.98     359,488
   1/1/2017    to    12/31/2017                              36.98     45.93     327,863
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND - CLASS 2
   1/1/2008    to    12/31/2008                             178.74      98.8     230,814
   1/1/2009    to    12/31/2009                               98.8    135.89     225,889
   1/1/2010    to    12/31/2010                             135.89    159.11     197,917
   1/1/2011    to    12/31/2011                             159.11    150.27     169,705
   1/1/2012    to    12/31/2012                             150.27    174.76     151,416
   1/1/2013    to    12/31/2013                             174.76    224.32     137,400
   1/1/2014    to    12/31/2014                             224.32    240.15     121,838
   1/1/2015    to    12/31/2015                             240.15    253.18     110,968
   1/1/2016    to    12/31/2016                             253.18    273.48      97,922
   1/1/2017    to    12/31/2017                             273.48    346.16      88,974
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND - CLASS 2
   1/1/2008    to    12/31/2008                             121.48     74.48     247,002
   1/1/2009    to    12/31/2009                              74.48     96.44     255,289
   1/1/2010    to    12/31/2010                              96.44    106.02     241,144
   1/1/2011    to    12/31/2011                             106.02    102.69     226,239
   1/1/2012    to    12/31/2012                             102.69    119.02     216,725
   1/1/2013    to    12/31/2013                             119.02    156.76     208,850
   1/1/2014    to    12/31/2014                             156.76     171.1     196,811
   1/1/2015    to    12/31/2015                              171.1    171.26     175,054
   1/1/2016    to    12/31/2016                             171.26    188.44     159,397
   1/1/2017    to    12/31/2017                             188.44    227.53     141,698
------------------------------------------------------------------------------------------
BHFT I - BRIGHTHOUSE SMALL CAP VALUE PORTFOLIO - CLASS A
   1/1/2008    to    12/31/2008                              17.66     12.25     517,443
   1/1/2009    to    12/31/2009                              12.25     15.33     480,776
   1/1/2010    to    12/31/2010                              15.33     18.17     410,887
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                                                       AUV AT    AUV AT   ACCUM UNITS
                                                                      BEGINNING    END        END
                                                                      OF PERIOD OF PERIOD  OF PERIOD
-----------------------------------------------------------------------------------------------------
BHFT I - BRIGHTHOUSE SMALL CAP VALUE PORTFOLIO - CLASS A (CONTINUED)
   1/1/2011    to    12/31/2011                                         18.17     16.37     357,960
   1/1/2012    to    12/31/2012                                         16.37      19.1     315,401
   1/1/2013    to    12/31/2013                                          19.1     25.02     281,699
   1/1/2014    to    12/31/2014                                         25.02     25.17     232,259
   1/1/2015    to    12/31/2015                                         25.17     23.54     203,412
   1/1/2016    to    12/31/2016                                         23.54     30.55     192,780
   1/1/2017    to    12/31/2017                                         30.55     33.76     166,010
-----------------------------------------------------------------------------------------------------
BHFT I - INVESCO SMALL CAP GROWTH - CLASS A
   1/1/2008    to    12/31/2008                                         16.27      9.85      35,689
   1/1/2009    to    12/31/2009                                          9.85     13.05      38,931
   1/1/2010    to    12/31/2010                                         13.05     16.28      38,951
   1/1/2011    to    12/31/2011                                         16.28     15.92      49,265
   1/1/2012    to    12/31/2012                                         15.92     18.62      37,289
   1/1/2013    to    12/31/2013                                         18.62     25.81      43,008
   1/1/2014    to    12/31/2014                                         25.81     27.55      41,911
   1/1/2015    to    12/31/2015                                         27.55      26.8      43,090
   1/1/2016    to    12/31/2016                                          26.8     29.54      41,994
   1/1/2017    to    12/31/2017                                         29.54      36.6      37,652
-----------------------------------------------------------------------------------------------------
BHFT I - MFS(R) RESEARCH INTERNATIONAL - CLASS A
   1/1/2008    to    12/31/2008                                         18.25      10.4     645,979
   1/1/2009    to    12/31/2009                                          10.4     13.53     725,312
   1/1/2010    to    12/31/2010                                         13.53     14.91     704,722
   1/1/2011    to    12/31/2011                                         14.91     13.17     711,230
   1/1/2012    to    12/31/2012                                         13.17      15.2     681,940
   1/1/2013    to    12/31/2013                                          15.2     17.93     657,489
   1/1/2014    to    12/31/2014                                         17.93      16.5     623,682
   1/1/2015    to    12/31/2015                                          16.5     16.04     559,637
   1/1/2016    to    12/31/2016                                         16.04     15.72     503,428
   1/1/2017    to    12/31/2017                                         15.72     19.93     466,452
-----------------------------------------------------------------------------------------------------
BHFT I - MORGAN STANLEY MID CAP GROWTH - CLASS A
   5/3/2010    to    12/31/2010                                         13.51     15.71     255,187
   1/1/2011    to    12/31/2011                                         15.71     14.47     233,241
   1/1/2012    to    12/31/2012                                         14.47     15.64     215,418
   1/1/2013    to    12/31/2013                                         15.64     21.49     193,355
   1/1/2014    to    12/31/2014                                         21.49     21.47     173,270
   1/1/2015    to    12/31/2015                                         21.47     20.17     160,359
   1/1/2016    to    12/31/2016                                         20.17     18.25     148,099
   1/1/2017    to    12/31/2017                                         18.25     25.28     163,693
-----------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                   AUV AT    AUV AT   ACCUM UNITS
                                                                  BEGINNING    END        END
                                                                  OF PERIOD OF PERIOD  OF PERIOD
-------------------------------------------------------------------------------------------------
BHFT I - MORGAN STANLEY MID CAP GROWTH - CLASS A (FORMERLY MSF -
FI MID CAP OPPORTUNITIES - CLASS A)
   1/1/2008    to    12/31/2008                                     21.18      9.34      261,434
   1/1/2009    to    12/31/2009                                      9.34     12.34      260,602
   1/1/2010    to    5/3/2010                                       12.34     13.36           --
-------------------------------------------------------------------------------------------------
BHFT I - PIMCO TOTAL RETURN - CLASS A
   1/1/2008    to    12/31/2008                                      9.15     13.51    4,213,750
   1/1/2009    to    12/31/2009                                     13.51     10.61    4,201,202
   1/1/2010    to    12/31/2010                                     10.61     11.35    4,279,742
   1/1/2011    to    12/31/2011                                     11.35     11.58    3,918,425
   1/1/2012    to    12/31/2012                                     11.58     12.52    3,749,817
   1/1/2013    to    12/31/2013                                     12.52     12.14    3,285,635
   1/1/2014    to    12/31/2014                                     12.14     12.52    2,919,823
   1/1/2015    to    12/31/2015                                     12.52     12.38    2,457,540
   1/1/2016    to    12/31/2016                                     12.38     12.56    2,148,038
   1/1/2017    to    12/31/2017                                     12.56     19.31    1,893,116
-------------------------------------------------------------------------------------------------
BHFT I - T.ROWE PRICE LARGE CAP VALUE - CLASS A
   1/1/2008    to    12/31/2008                                      30.8     19.39    5,393,174
   1/1/2009    to    12/31/2009                                     19.39      22.7    4,899,632
   1/1/2010    to    12/31/2010                                      22.7     26.28    4,432,352
   1/1/2011    to    12/31/2011                                     26.28     24.95    3,985,555
   1/1/2012    to    12/31/2012                                     24.95     29.11    3,644,435
   1/1/2013    to    12/31/2013                                     29.11     38.51    3,321,629
   1/1/2014    to    12/31/2014                                     38.51     43.15    3,025,516
   1/1/2015    to    12/31/2015                                     43.15     41.16    2,681,680
   1/1/2016    to    12/31/2016                                     41.16     47.19    2,428,489
   1/1/2017    to    12/31/2017                                     47.19      54.6    2,210,882
-------------------------------------------------------------------------------------------------
BHFT II - BLACKROCK BOND INCOME - CLASS A
   1/1/2008    to    12/31/2008                                     52.14     49.68      113,490
   1/1/2009    to    12/31/2009                                     49.68     53.65      108,244
   1/1/2010    to    12/31/2010                                     53.65     57.35       97,632
   1/1/2011    to    12/31/2011                                     57.35     60.29       84,849
   1/1/2012    to    12/31/2012                                     60.29     63.97       84,176
   1/1/2013    to    12/31/2013                                     63.97     62.63       69,840
   1/1/2014    to    12/31/2014                                     62.63     66.16       76,732
   1/1/2015    to    12/31/2015                                     66.16     65.66       70,363
   1/1/2016    to    12/31/2016                                     65.66     66.81       60,376
   1/1/2017    to    12/31/2017                                     66.81     68.62       55,990
-------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                       AUV AT    AUV AT   ACCUM UNITS
                                                                      BEGINNING    END        END
                                                                      OF PERIOD OF PERIOD  OF PERIOD
-----------------------------------------------------------------------------------------------------
BHFT II - BLACKROCK CAPITAL APPRECIATION - CLASS A
   1/1/2008    to    12/31/2008                                         33.18     20.78      47,717
   1/1/2009    to    12/31/2009                                         20.78     28.05      48,908
   1/1/2010    to    12/31/2010                                         28.05     33.15      38,917
   1/1/2011    to    12/31/2011                                         33.15     29.78      34,481
   1/1/2012    to    12/31/2012                                         29.78      33.6      32,933
   1/1/2013    to    12/31/2013                                          33.6      44.5      33,708
   1/1/2014    to    12/31/2014                                          44.5     47.81      33,666
   1/1/2015    to    12/31/2015                                         47.81     50.13      36,568
   1/1/2016    to    12/31/2016                                         50.13      49.5      29,407
   1/1/2017    to    12/31/2017                                          49.5     65.41      23,851
-----------------------------------------------------------------------------------------------------
BHFT II - BRIGHTHOUSE/ARTISAN MID CAP VALUE - CLASS A
   1/1/2008    to    12/31/2008                                         37.75     20.11     499,127
   1/1/2009    to    12/31/2009                                         20.11     28.09     478,574
   1/1/2010    to    12/31/2010                                         28.09     31.88     434,802
   1/1/2011    to    12/31/2011                                         31.88     33.58     393,641
   1/1/2012    to    12/31/2012                                         33.58     37.05     346,562
   1/1/2013    to    12/31/2013                                         37.05     50.03     338,125
   1/1/2014    to    12/31/2014                                         50.03     50.31     298,768
   1/1/2015    to    12/13/2015                                         50.31     44.95     263,961
   1/1/2016    to    12/31/2016                                         44.95     54.53     235,121
   1/1/2017    to    12/31/2017                                         54.53      60.7     218,192
-----------------------------------------------------------------------------------------------------
BHFT II - BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES - CLASS A
   1/1/2008    to    12/31/2008                                         40.19     24.05     337,871
   1/1/2009    to    12/31/2009                                         24.05     31.31     336,634
   1/1/2010    to    12/31/2010                                         31.31      34.6     305,513
   1/1/2011    to    12/31/2011                                          34.6     32.76     269,378
   1/1/2012    to    12/31/2012                                         32.76     36.47     240,840
   1/1/2013    to    12/31/2013                                         36.47     48.11     219,114
   1/1/2014    to    12/31/2014                                         48.11     52.51     195,595
   1/1/2015    to    12/31/2015                                         52.51     53.05     172,278
   1/1/2016    to    12/31/2016                                         53.05     56.18     155,625
   1/1/2017    to    12/31/2017                                         56.18        66     135,350
-----------------------------------------------------------------------------------------------------
BHFT II - METLIFE AGGREGATE BOND INDEX - CLASS A
   1/1/2008    to    12/31/2008                                         14.29     14.94     503,693
   1/1/2009    to    12/31/2009                                         14.94      15.5     528,637
   1/1/2010    to    12/31/2010                                          15.5     16.22     515,107
   1/1/2011    to    12/31/2011                                         16.22      17.2     482,591
   1/1/2012    to    12/31/2012                                          17.2     17.63     480,941
   1/1/2013    to    12/31/2013                                         17.63     16.99     420,029
-----------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                               AUV AT    AUV AT   ACCUM UNITS
                                                              BEGINNING    END        END
                                                              OF PERIOD OF PERIOD  OF PERIOD
---------------------------------------------------------------------------------------------
BHFT II - METLIFE AGGREGATE BOND INDEX - CLASS A (CONTINUED)
   1/1/2014    to    12/31/2014                                 16.99     17.74      419,324
   1/1/2015    to    12/31/2015                                 17.74     17.54      383,834
   1/1/2016    to    12/31/2016                                 17.54     17.72      345,787
   1/1/2017    to    12/31/2017                                 17.72     18.05      326,277
---------------------------------------------------------------------------------------------
BHFT II - METLIFE MID CAP STOCK INDEX - CLASS A
   1/1/2008    to    12/31/2008                                 16.94     10.67      933,376
   1/1/2009    to    12/31/2009                                 10.67     14.42    1,097,615
   1/1/2010    to    12/31/2010                                 14.42     17.97    1,152,810
   1/1/2011    to    12/31/2011                                 17.97     17.39    1,153,633
   1/1/2012    to    12/31/2012                                 17.39     20.17    1,178,450
   1/1/2013    to    12/31/2013                                 20.17      26.5    1,192,706
   1/1/2014    to    12/31/2014                                  26.5     28.63    1,156,150
   1/1/2015    to    12/31/2015                                 28.63     27.58    1,060,425
   1/1/2016    to    12/31/2016                                 27.58     32.77    1,003,209
   1/1/2017    to    12/31/2017                                 32.77     37.49      908,552
---------------------------------------------------------------------------------------------
BHFT II - METLIFE MSCI EAFE(R) INDEX - CLASS A
   1/1/2008    to    12/31/2008                                  17.3      9.89    1,082,509
   1/1/2009    to    12/31/2009                                  9.89     12.55    1,190,238
   1/1/2010    to    12/31/2010                                 12.55      13.4    1,201,156
   1/1/2011    to    12/31/2011                                  13.4     11.57    1,181,644
   1/1/2012    to    12/31/2012                                 11.57      13.5    1,200,375
   1/1/2013    to    12/31/2013                                  13.5     16.23    1,156,352
   1/1/2014    to    12/31/2014                                 16.23     15.05    1,134,965
   1/1/2015    to    12/31/2015                                 15.05     14.69    1,035,254
   1/1/2016    to    12/31/2016                                 14.69     14.69      961,598
   1/1/2017    to    12/31/2017                                 14.69      18.1      908,785
---------------------------------------------------------------------------------------------
BHFT II - METLIFE RUSSELL 2000(R) INDEX - CLASS A
   1/1/2008    to    12/31/2008                                 18.44      12.1      397,753
   1/1/2009    to    12/31/2009                                  12.1     15.04      434,045
   1/1/2010    to    12/31/2010                                 15.04     18.83      466,860
   1/1/2011    to    12/31/2011                                 18.83     17.82      474,458
   1/1/2012    to    12/31/2012                                 17.82     20.46      479,291
   1/1/2013    to    12/31/2013                                 20.46     27.96      490,621
   1/1/2014    to    12/31/2014                                 27.96     28.98      473,023
   1/1/2015    to    12/31/2015                                 28.98     27.37      430,951
   1/1/2016    to    12/31/2016                                 27.37     32.75      408,771
   1/1/2017    to    12/31/2017                                 32.75     37.05      376,763
---------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                           AUV AT    AUV AT   ACCUM UNITS
                                                                          BEGINNING    END        END
                                                                          OF PERIOD OF PERIOD  OF PERIOD
---------------------------------------------------------------------------------------------------------
BHFT II - METLIFE STOCK INDEX - CLASS A
   1/1/2008    to    12/31/2008                                             47.57     29.52    1,196,677
   1/1/2009    to    12/31/2009                                             29.52     36.76    1,181,819
   1/1/2010    to    12/31/2010                                             36.76     41.64    1,134,947
   1/1/2011    to    12/31/2011                                             41.64     41.84    1,058,394
   1/1/2012    to    12/31/2012                                             41.84     47.78    1,015,815
   1/1/2013    to    12/31/2013                                             47.78     62.24      977,832
   1/1/2014    to    12/31/2014                                             62.24     69.61      914,216
   1/1/2015    to    12/31/2015                                             69.61     69.48      826,493
   1/1/2016    to    12/31/2016                                             69.48     76.54      774,887
   1/1/2017    to    12/31/2017                                             76.54     91.79      708,707
---------------------------------------------------------------------------------------------------------
BHFT II - MFS(R) TOTAL RETURN - CLASS A
   1/1/2008    to    12/31/2008                                             49.32     37.88      242,106
   1/1/2009    to    12/31/2009                                             37.88     44.32      236,951
   1/1/2010    to    12/31/2010                                             44.32     48.14      202,835
   1/1/2011    to    12/31/2011                                             48.14     48.64      182,215
   1/1/2012    to    12/31/2012                                             48.64     53.54      167,290
   1/1/2013    to    12/31/2013                                             53.54     62.86      159,287
   1/1/2014    to    12/31/2014                                             62.86     67.37      146,167
   1/1/2015    to    12/31/2015                                             67.37     66.37      126,811
   1/1/2016    to    12/31/2016                                             66.37      71.5      113,748
   1/1/2017    to    12/31/2017                                              71.5     79.32       98,076
---------------------------------------------------------------------------------------------------------
BHFT II - MFS VALUE PORTFOLIO II - CLASS A (FORMERLY BHFT II - BLACKROCK
LARGE CAP VALUE - CLASS A)
   1/1/2008    to    12/31/2008                                             14.92      9.58      250,147
   1/1/2009    to    12/31/2009                                              9.58     10.51      253,918
   1/1/2010    to    12/31/2010                                             10.51     11.33      239,093
   1/1/2011    to    12/31/2011                                             11.33     11.44      233,330
   1/1/2012    to    12/31/2012                                             11.44     12.89      203,789
   1/1/2013    to    12/31/2013                                             12.89      16.8      196,278
   1/1/2014    to    12/31/2014                                              16.8     18.22      198,465
   1/1/2015    to    12/31/2015                                             18.22      16.9      190,693
   1/1/2016    to    12/31/2016                                              16.9     19.76      171,681
   1/1/2017    to    12/31/2017                                             19.76     20.98      154,943
---------------------------------------------------------------------------------------------------------
BHFT II - MFS(R) VALUE - CLASS A
   1/1/2008    to    12/31/2008                                             14.33      9.41      432,253
   1/1/2009    to    12/31/2009                                              9.41     11.21      477,350
   1/1/2010    to    12/31/2010                                             11.21     12.33      469,533
   1/1/2011    to    12/31/2011                                             12.33     12.27      475,614
   1/1/2012    to    12/31/2012                                             12.27     14.12      468,500
---------------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                      AUV AT    AUV AT   ACCUM UNITS
                                                     BEGINNING    END        END
                                                     OF PERIOD OF PERIOD  OF PERIOD
------------------------------------------------------------------------------------
BHFT II - MFS(R) VALUE - CLASS A (CONTINUED)
   1/1/2013    to    12/31/2013                        14.12      18.9     462,130
   1/1/2014    to    12/31/2014                         18.9     20.67     442,820
   1/1/2015    to    12/31/2015                        20.67     20.36     403,787
   1/1/2016    to    12/31/2016                        20.36     22.98     365,296
   1/1/2017    to    12/31/2017                        22.98     26.75     345,308
------------------------------------------------------------------------------------
BHFT II - NEUBERGER BERMAN GENESIS - CLASS A
   1/1/2008    to    12/31/2008                        20.66     12.56     578,098
   1/1/2009    to    12/31/2009                        12.56     14.02     595,779
   1/1/2010    to    12/31/2010                        14.02     16.81     568,716
   1/1/2011    to    12/31/2011                        16.81     17.55     552,249
   1/1/2012    to    12/31/2012                        17.55     19.05     520,656
   1/1/2013    to    12/31/2013                        19.05     26.03     497,783
   1/1/2014    to    12/31/2014                        26.03     25.69     459,734
   1/1/2015    to    12/31/2015                        25.69     25.49     385,782
   1/1/2016    to    12/31/2016                        25.49     29.85     346,518
   1/1/2017    to    12/31/2017                        29.85     34.09     312,360
------------------------------------------------------------------------------------
BHFT II - T. ROWE PRICE LARGE CAP GROWTH - CLASS A
   1/1/2008    to    12/31/2008                         6.52      3.58     253,169
   1/1/2009    to    12/31/2009                         3.58      5.63     395,082
   1/1/2010    to    12/31/2010                         5.63      7.12     480,648
   1/1/2011    to    12/31/2011                         7.12      6.34     324,023
   1/1/2012    to    12/31/2012                         6.34      7.03     291,511
   1/1/2013    to    12/31/2013                         7.03      9.36     280,940
   1/1/2014    to    12/31/2014                         9.36     10.07     304,446
   1/1/2015    to    12/31/2015                        10.07     11.01     426,508
   1/1/2016    to    12/31/2016                        11.01     11.05     425,579
   1/1/2017    to    12/31/2017                        11.05      14.6     469,970
------------------------------------------------------------------------------------
BHFT II - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
   1/1/2008    to    12/31/2008                        16.34     10.28      60,781
   1/1/2009    to    12/31/2009                        10.28      14.1      96,481
   1/1/2010    to    12/31/2010                         14.1     18.77     115,650
   1/1/2011    to    12/31/2011                        18.77     18.84     134,679
   1/1/2012    to    12/31/2012                        18.84      21.6     124,345
   1/1/2013    to    12/31/2013                         21.6      30.8     146,538
   1/1/2014    to    12/31/2014                         30.8     32.49     132,846
   1/1/2015    to    12/31/2015                        32.49     32.92     169,625
   1/1/2016    to    12/31/2016                        32.92     36.29     146,941
   1/1/2017    to    12/31/2017                        36.29        44     116,298
------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                     AUV AT    AUV AT   ACCUM UNITS
                                                                    BEGINNING    END        END
                                                                    OF PERIOD OF PERIOD  OF PERIOD
---------------------------------------------------------------------------------------------------
BHFT II - WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES -
CLASS A
   1/1/2016    to    12/31/2016                                       31.91     33.14      171,236
   1/1/2017    to    12/31/2017                                       33.14     35.39      163,784
---------------------------------------------------------------------------------------------------
BHFT II - WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES -
CLASS A (FORMERLY MIST - LORD ABBETT BOND DEBENTURE - CLASS A)
   1/1/2007    to    12/31/2007                                       18.86     19.88      253,278
   1/1/2008    to    12/31/2008                                       19.88     16.01      310,940
   1/1/2009    to    12/31/2009                                       16.01     21.66      302,830
   1/1/2010    to    12/31/2010                                       21.66     24.18      280,087
   1/1/2011    to    12/31/2011                                       24.18     25.01      249,802
   1/1/2012    to    12/31/2012                                       25.01     27.93      244,193
   1/1/2013    to    12/31/2013                                       27.93      29.8      222,634
   1/1/2014    to    12/31/2014                                        29.8     30.91      213,961
   1/1/2015    to    12/31/2015                                       30.91     29.92      211,983
   1/1/2016    to    4/28/2016                                        29.92     30.85           --
---------------------------------------------------------------------------------------------------
DEUTSCHE VARIABLE SERIES I - DEUTSCHE CROCI(R) INTERNATIONAL VIP -
CLASS A
   1/1/2008    to    12/31/2008                                       12.57      6.42    2,789,082
   1/1/2009    to    12/31/2009                                        6.42      8.46    2,672,474
   1/1/2010    to    12/31/2010                                        8.46      8.48    2,447,082
   1/1/2011    to    12/31/2011                                        8.48      6.97    2,222,356
   1/1/2012    to    12/31/2012                                        6.97       8.3    2,020,827
   1/1/2013    to    12/31/2013                                         8.3      9.85    1,870,650
   1/1/2014    to    12/31/2014                                        9.85      8.57    1,716,481
   1/1/2015    to    12/31/2015                                        8.57      7.99    1,547,893
   1/1/2016    to    12/31/2016                                        7.99      7.94    1,399,467
   1/1/2017    to    12/31/2017                                        7.94      9.56    1,287,170
---------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER/SM/ - INITIAL CLASS
   1/1/2008    to    12/31/2008                                       12.24       8.6    6,755,499
   1/1/2009    to    12/31/2009                                         8.6     10.96    6,155,071
   1/1/2010    to    12/31/2010                                       10.96     12.36    5,419,609
   1/1/2011    to    12/31/2011                                       12.36     11.88    4,844,552
   1/1/2012    to    12/31/2012                                       11.88     13.18    4,319,513
   1/1/2013    to    12/31/2013                                       13.18     15.05    3,896,807
   1/1/2014    to    12/31/2014                                       15.05     15.71    3,599,721
   1/1/2015    to    12/31/2015                                       15.71     15.52    3,253,267
   1/1/2016    to    12/31/2016                                       15.52     15.79    2,985,926
   1/1/2017    to    12/31/2017                                       15.79     17.77    2,702,109
---------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                        AUV AT    AUV AT   ACCUM UNITS
                                                       BEGINNING    END        END
                                                       OF PERIOD OF PERIOD  OF PERIOD
--------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) - INITIAL CLASS
   1/1/2008    to    12/31/2008                          22.08     12.52   13,549,154
   1/1/2009    to    12/31/2009                          12.52     16.76   12,583,716
   1/1/2010    to    12/31/2010                          16.76     19.39   11,454,929
   1/1/2011    to    12/31/2011                          19.39     18.64   10,240,819
   1/1/2012    to    12/31/2012                          18.64     21.41    9,341,071
   1/1/2013    to    12/31/2013                          21.41     27.74    8,490,723
   1/1/2014    to    12/31/2014                          27.74     30.63    7,690,600
   1/1/2015    to    12/31/2015                          30.63     30.42    6,888,452
   1/1/2016    to    12/31/2016                          30.42     32.42    6,187,883
   1/1/2017    to    12/31/2017                          32.42     38.98    5,576,732
--------------------------------------------------------------------------------------
FIDELITY VIP GOVERNMENT MONEY MARKET - INITIAL CLASS
   1/1/2008    to    12/31/2008                           7.41      7.54    4,726,587
   1/1/2009    to    12/31/2009                           7.54      7.49    4,304,049
   1/1/2010    to    12/31/2010                           7.49      7.41    3,880,302
   1/1/2011    to    12/31/2011                           7.41      7.31    3,604,218
   1/1/2012    to    12/31/2012                           7.31      7.23    3,266,490
   1/1/2013    to    12/31/2013                           7.23      7.13    3,074,432
   1/1/2014    to    12/31/2014                           7.13      7.04    2,775,755
   1/1/2015    to    12/31/2015                           7.04      6.94    2,527,316
   1/1/2016    to    12/31/2016                           6.94      6.86    2,384,306
   1/1/2017    to    12/31/2017                           6.86      6.82    2,234,687
--------------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS
   1/1/2008    to    12/31/2008                          16.66      8.68    9,064,321
   1/1/2009    to    12/31/2009                           8.68     10.99    8,488,348
   1/1/2010    to    12/31/2010                          10.99     13.47    7,853,052
   1/1/2011    to    12/31/2011                          13.47     13.31    7,170,100
   1/1/2012    to    12/31/2012                          13.31     15.06    6,645,597
   1/1/2013    to    12/31/2013                          15.06     20.26    6,024,227
   1/1/2014    to    12/31/2014                          20.26     22.25    5,562,134
   1/1/2015    to    12/31/2015                          22.25     23.53    5,018,655
   1/1/2016    to    12/31/2016                          23.53      23.4    4,576,456
   1/1/2017    to    12/31/2017                           23.4     31.19    4,225,143
--------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - INITIAL CLASS
   1/1/2008    to    12/31/2008                          17.03     10.58    5,925,742
   1/1/2009    to    12/31/2009                          10.58     13.22    5,187,366
   1/1/2010    to    12/31/2010                          13.22        15    4,473,766
   1/1/2011    to    12/31/2011                             15      15.1    3,900,585
   1/1/2012    to    12/31/2012                           15.1     17.27    3,463,716
   1/1/2013    to    12/31/2013                          17.27     22.53    3,034,899
--------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                      AUV AT    AUV AT   ACCUM UNITS
                                                                     BEGINNING    END        END
                                                                     OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - INITIAL CLASS (CONTINUED)
   1/1/2014    to    12/31/2014                                        22.53     25.25    2,728,777
   1/1/2015    to    12/31/2015                                        25.25     25.24    2,423,194
   1/1/2016    to    12/31/2016                                        25.24     27.86    2,184,820
   1/1/2017    to    12/31/2017                                        27.86     33.45    1,943,867
----------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS - INITIAL CLASS
   1/1/2008    to    12/31/2008                                        29.35     16.27           --
   1/1/2009    to    12/31/2009                                        16.27     20.31           --
   1/1/2010    to    12/31/2010                                        20.31     22.67           --
   1/1/2011    to    12/31/2011                                        22.67     18.52           --
   1/1/2012    to    12/31/2012                                        18.52     22.06           --
   1/1/2013    to    12/31/2013                                        22.06     28.39           --
   1/1/2014    to    12/31/2014                                        28.39     25.75           --
   1/1/2015    to    12/31/2015                                        25.75     26.33           --
   1/1/2016    to    12/31/2016                                        26.33     24.66           --
   1/1/2017    to    12/31/2017                                        24.66      31.7           --
----------------------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK FUND, INC.
   1/1/2008    to    12/31/2008                                        12.95      7.38           --
   1/1/2009    to    12/31/2009                                         7.38     10.43           --
   1/1/2010    to    12/31/2010                                        10.43     12.03           --
   1/1/2011    to    12/31/2011                                        10.35      9.89           --
   1/1/2012    to    12/31/2012                                         9.89     13.79           --
   1/1/2013    to    12/31/2013                                        10.98     14.54           --
   1/1/2014    to    12/31/2014                                        14.54     20.33           --
   1/1/2015    to    12/31/2015                                        20.33     22.23           --
   1/1/2016    to    12/31/2016                                        22.23     22.24           --
   1/1/2017    to    12/31/2017                                        22.24     29.33           --
----------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS - ALGER SMALL CAP GROWTH PORTFOLIO - CLASS I-2
   1/1/2008    to    12/31/2008                                        11.07      5.83    5,755,192
   1/1/2009    to    12/31/2009                                         5.83      8.37    5,514,037
   1/1/2010    to    12/31/2010                                         8.37     10.35    5,077,642
   1/1/2011    to    12/31/2011                                        10.35      9.89    4,710,473
   1/1/2012    to    12/31/2012                                         9.89     10.98    4,352,356
   1/1/2013    to    12/31/2013                                        10.98     14.54    3,990,480
   1/1/2014    to    12/31/2014                                        14.54     14.41    3,625,507
   1/1/2015    to    12/31/2015                                        14.41     13.74    3,207,055
   1/1/2016    to    12/31/2016                                        13.74      14.4    2,917,845
   1/1/2017    to    12/31/2017                                         14.4     18.29    2,679,574
----------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)
PART 2


The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus that are subject to a daily Separate Account deduction of 1.25%.

                                                            AUV AT    AUV AT   ACCUM UNITS
                                                           BEGINNING    END        END
                                                           OF PERIOD OF PERIOD  OF PERIOD
------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND - CLASS 2
   1/1/2008    to    12/31/2008                              35.85     16.46     13,488
   1/1/2009    to    12/31/2009                              16.46     26.21     15,756
   1/1/2010    to    12/31/2010                              26.21     31.69     16,767
   1/1/2011    to    12/31/2011                              31.69     25.31     17,323
   1/1/2012    to    12/31/2012                              25.13     29.53     15,451
   1/1/2013    to    12/31/2013                              29.53     37.41     14,973
   1/1/2014    to    12/31/2014                              37.41     37.73     15,396
   1/1/2015    to    12/31/2015                              37.73     37.36     13,978
   1/1/2016    to    12/31/2016                              37.36     37.67     10,415
   1/1/2017    to    12/31/2017                              37.67     46.84      9,409
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND - CLASS 2
   1/1/2008    to    12/31/2008                             183.06    101.29      4,021
   1/1/2009    to    12/31/2009                             101.29    139.45      4,630
   1/1/2010    to    12/31/2010                             139.45    163.45      6,826
   1/1/2011    to    12/31/2011                             163.45    154.52      6,901
   1/1/2012    to    12/31/2012                             154.52    179.89      7,847
   1/1/2013    to    12/31/2013                             179.89    231.13      7,928
   1/1/2014    to    12/31/2014                             231.13    247.69      8,083
   1/1/2015    to    12/31/2015                             247.69    261.38      8,050
   1/1/2016    to    12/31/2016                             261.38    282.63      6,746
   1/1/2017    to    12/31/2017                             282.63     358.1      6,972
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND - CLASS 2
   1/1/2008    to    12/31/2008                             124.42     76.36      2,280
   1/1/2009    to    12/31/2009                              76.36     98.97      2,527
   1/1/2010    to    12/31/2010                              98.97    108.91      4,982
   1/1/2011    to    12/31/2011                             108.91     105.6      5,438
   1/1/2012    to    12/31/2012                              105.6    122.51      6,351
   1/1/2013    to    12/31/2013                             122.51    161.52      6,828
   1/1/2014    to    12/31/2014                             161.52    176.47      6,836
   1/1/2015    to    12/31/2015                             176.47    176.82      6,756
   1/1/2016    to    12/31/2016                             176.82    194.74      5,818
   1/1/2017    to    12/31/2017                             194.74    235.37      5,383
------------------------------------------------------------------------------------------
BHFT I - BRIGHTHOUSE SMALL CAP VALUE PORTFOLIO - CLASS A
   1/1/2008    to    12/31/2008                              17.76     12.33      9,323
   1/1/2009    to    12/31/2009                              12.33     15.44     11,362
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                       AUV AT    AUV AT   ACCUM UNITS
                                                                      BEGINNING    END        END
                                                                      OF PERIOD OF PERIOD  OF PERIOD
-----------------------------------------------------------------------------------------------------
BHFT I - BRIGHTHOUSE SMALL CAP VALUE PORTFOLIO - CLASS A (CONTINUED)
   1/1/2010    to    12/31/2010                                         15.44     18.33     11,533
   1/1/2011    to    12/31/2011                                         18.33     16.52     12,268
   1/1/2012    to    12/31/2012                                         16.52      19.3     11,321
   1/1/2013    to    12/31/2013                                          19.3     25.32     11,470
   1/1/2014    to    12/31/2014                                         25.32     25.49     10,828
   1/1/2015    to    12/31/2015                                         25.49     23.87      7,991
   1/1/2016    to    12/31/2016                                         23.87     31.01      8,559
   1/1/2017    to    12/31/2017                                         31.01     34.29      7,917
-----------------------------------------------------------------------------------------------------
BHFT I - INVESCO SMALL CAP GROWTH - CLASS A
   1/1/2008    to    12/31/2008                                         16.37      9.92      1,040
   1/1/2009    to    12/31/2009                                          9.92     13.15      1,628
   1/1/2010    to    12/31/2010                                         13.15     16.43      9,151
   1/1/2011    to    12/31/2011                                         16.43     16.09      1,930
   1/1/2012    to    12/31/2012                                         16.09     18.83      1,576
   1/1/2013    to    12/31/2013                                         18.83     26.13      1,469
   1/1/2014    to    12/31/2014                                         26.13     27.92      5,592
   1/1/2015    to    12/31/2015                                         27.92     27.18      5,521
   1/1/2016    to    12/31/2016                                         27.18     29.99      3,457
   1/1/2017    to    12/31/2017                                         29.99      37.2      3,912
-----------------------------------------------------------------------------------------------------
BHFT I - MFS(R) RESEARCH INTERNATIONAL - CLASS A
   1/1/2008    to    12/31/2008                                         18.38     10.48         --
   1/1/2009    to    12/31/2009                                         10.48     13.65         --
   1/1/2010    to    12/31/2010                                         13.65     15.06         --
   1/1/2011    to    12/31/2011                                         15.06     13.67         --
   1/1/2012    to    12/31/2012                                         13.67     15.38         --
   1/1/2013    to    12/31/2013                                         15.38     18.17         --
   1/1/2014    to    12/31/2014                                         18.17     16.73         --
   1/1/2015    to    12/31/2015                                         16.73     16.28         --
   1/1/2016    to    12/31/2016                                         16.28     16.06         --
   1/1/2017    to    12/31/2017                                         16.06     20.39         --
-----------------------------------------------------------------------------------------------------
BHFT I - MORGAN STANLEY MID CAP GROWTH - CLASS A
   5/3/2010    to    12/31/2010                                         13.69     15.93      3,624
   1/1/2011    to    12/31/2011                                         15.93     14.68      2,979
   1/1/2012    to    12/31/2012                                         14.68     15.89      2,750
   1/1/2013    to    12/31/2013                                         15.89     21.85      2,974
   1/1/2014    to    12/31/2014                                         21.85     21.86      2,743
   1/1/2015    to    12/31/2015                                         21.86     20.56      2,818
   1/1/2016    to    12/31/2016                                         20.56     18.62      2,908
   1/1/2017    to    12/31/2017                                         18.62     25.81      2,358
-----------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                         AUV AT    AUV AT   ACCUM UNITS
                                                                        BEGINNING    END        END
                                                                        OF PERIOD OF PERIOD  OF PERIOD
-------------------------------------------------------------------------------------------------------
BHFT I - PIMCO TOTAL RETURN - CLASS A
   1/1/2008    to    12/31/2008                                            13.7     13.62      90,312
   1/1/2009    to    12/31/2009                                           13.62     15.93      85,660
   1/1/2010    to    12/31/2010                                           15.93     17.05      77,391
   1/1/2011    to    12/31/2011                                           17.05     17.42      77,314
   1/1/2012    to    12/31/2012                                           17.42     18.84      77,709
   1/1/2013    to    12/31/2013                                           18.84     18.29      80,636
   1/1/2014    to    12/31/2014                                           18.29     18.87      75,627
   1/1/2015    to    12/31/2015                                           18.87     18.69      74,611
   1/1/2016    to    12/31/2016                                           18.69     18.98      63,093
   1/1/2017    to    12/31/2017                                           18.98     19.64      53,748
-------------------------------------------------------------------------------------------------------
BHFT I - T. ROWE PRICE LARGE CAP VALUE - CLASS A (FORMERLY LORD ABBETT
GROWTH AND INCOME - CLASS A)
   1/1/2008    to    12/31/2008                                           30.96     19.51     168,557
   1/1/2009    to    12/31/2009                                           19.51     22.87     161,255
   1/1/2010    to    12/31/2010                                           22.87     26.49     146,046
   1/1/2011    to    12/31/2011                                           26.49     25.18     136,440
   1/1/2012    to    12/31/2012                                           25.18     29.41     129,457
   1/1/2013    to    12/31/2013                                           29.41     38.95     118,445
   1/1/2014    to    12/31/2014                                           38.95     43.68     117,815
   1/1/2015    to    12/31/2015                                           43.68     41.71     104,025
   1/1/2016    to    12/31/2016                                           41.71     47.86      93,785
   1/1/2017    to    12/31/2017                                           47.86     55.43      82,190
-------------------------------------------------------------------------------------------------------
BHFT II - BLACKROCK BOND INCOME - CLASS A
   1/1/2008    to    12/31/2008                                           53.43     50.95           5
   1/1/2009    to    12/31/2009                                           50.95     55.09       4,876
   1/1/2010    to    12/31/2010                                           55.09     58.94       5,412
   1/1/2011    to    12/31/2011                                           58.94     62.03       5,672
   1/1/2012    to    12/31/2012                                           62.03     65.87       5,648
   1/1/2013    to    12/31/2013                                           65.87     64.56       4,302
   1/1/2014    to    12/31/2014                                           64.56     68.27       3,997
   1/1/2015    to    12/31/2015                                           68.27     67.82       4,388
   1/1/2016    to    12/31/2016                                           67.82     69.07       4,712
   1/1/2017    to    12/31/2017                                           69.07     71.02       5,895
-------------------------------------------------------------------------------------------------------
BHFT II - BLACKROCK CAPITAL APPRECIATION - CLASS A
   1/1/2008    to    12/31/2008                                           33.62     21.08         517
   1/1/2009    to    12/31/2009                                           21.08     28.47       1,222
   1/1/2010    to    12/31/2010                                           28.47     33.69       1,396
   1/1/2011    to    12/31/2011                                           33.69      30.3       1,519
   1/1/2012    to    12/31/2012                                            30.3     34.22       6,180
-------------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                       AUV AT    AUV AT   ACCUM UNITS
                                                                      BEGINNING    END        END
                                                                      OF PERIOD OF PERIOD  OF PERIOD
-----------------------------------------------------------------------------------------------------
BHFT II - BLACKROCK CAPITAL APPRECIATION - CLASS A (CONTINUED)
   1/1/2013    to    12/31/2013                                         34.22     45.36      5,993
   1/1/2014    to    12/31/2014                                         45.36     48.78      1,819
   1/1/2015    to    12/31/2015                                         48.78      51.2      2,078
   1/1/2016    to    12/31/2016                                          51.2     50.61      1,851
   1/1/2017    to    12/31/2017                                         50.61     66.94      1,772
-----------------------------------------------------------------------------------------------------
BHFT II - BRIGHTHOUSE/ARTISAN MID CAP VALUE - CLASS A
   1/1/2008    to    12/31/2008                                         38.31     20.43      5,391
   1/1/2009    to    12/31/2009                                         20.43     28.56      6,512
   1/1/2010    to    12/31/2010                                         28.56     32.45      5,974
   1/1/2011    to    12/31/2011                                         32.45     34.21      5,922
   1/1/2012    to    12/31/2012                                         34.21     37.79      5,862
   1/1/2013    to    12/31/2013                                         37.79     51.08      4,798
   1/1/2014    to    12/31/2014                                         51.08     51.41      4,900
   1/1/2015    to    12/31/2015                                         51.41     45.98      5,193
   1/1/2016    to    12/31/2016                                         45.98     55.84      5,044
   1/1/2017    to    12/31/2017                                         55.84     62.22      5,089
-----------------------------------------------------------------------------------------------------
BHFT II - BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES - CLASS A
   1/1/2008    to    12/31/2008                                         40.72     24.39      5,728
   1/1/2009    to    12/31/2009                                         24.39     31.79      5,649
   1/1/2010    to    12/31/2010                                         31.79     35.16     11,679
   1/1/2011    to    12/31/2011                                         35.16     33.33     12,367
   1/1/2012    to    12/31/2012                                         33.33     37.14     12,728
   1/1/2013    to    12/31/2013                                         37.14     49.04     12,898
   1/1/2014    to    12/31/2014                                         49.04     53.58     13,306
   1/1/2015    to    12/31/2015                                         53.58     54.19     13,462
   1/1/2016    to    12/31/2016                                         54.19     57.44     11,859
   1/1/2017    to    12/31/2017                                         57.44     67.55     11,369
-----------------------------------------------------------------------------------------------------
BHFT II - METLIFE AGGREGATE BOND INDEX - CLASS A
   1/1/2008    to    12/31/2008                                         14.42     15.09     11,875
   1/1/2009    to    12/31/2009                                         15.09     15.68     12,769
   1/1/2010    to    12/31/2010                                         15.68     16.42      9,887
   1/1/2011    to    12/31/2011                                         16.42     17.43     10,040
   1/1/2012    to    12/31/2012                                         17.43     17.88      9,719
   1/1/2013    to    12/31/2013                                         17.88     17.25      8,931
   1/1/2014    to    12/31/2014                                         17.25     18.03      9,444
   1/1/2015    to    12/31/2015                                         18.03     17.85      9,033
   1/1/2016    to    12/31/2016                                         17.85     18.04     14,534
   1/1/2017    to    12/31/2017                                         18.04      18.4     11,928
-----------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                    AUV AT    AUV AT   ACCUM UNITS
                                                   BEGINNING    END        END
                                                   OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------
BHFT II - METLIFE MID CAP STOCK INDEX - CLASS A
   1/1/2008    to    12/31/2008                      17.07     10.76     43,316
   1/1/2009    to    12/31/2009                      10.76     14.56     50,545
   1/1/2010    to    12/31/2010                      14.56     18.15     53,129
   1/1/2011    to    12/31/2011                      18.15     17.59     47,683
   1/1/2012    to    12/31/2012                      17.59     20.43     53,824
   1/1/2013    to    12/31/2013                      20.43     26.86     56,449
   1/1/2014    to    12/31/2014                      26.86     29.04     59,072
   1/1/2015    to    12/31/2015                      29.04     28.01     59,412
   1/1/2016    to    12/31/2016                      28.01     33.31     51,236
   1/1/2017    to    12/31/2017                      33.31     38.15     48,652
----------------------------------------------------------------------------------
BHFT II - METLIFE MSCI EAFE(R) INDEX - CLASS A
   1/1/2008    to    12/31/2008                      17.46      9.99     29,217
   1/1/2009    to    12/31/2009                       9.99     12.69     37,041
   1/1/2010    to    12/31/2010                      12.69     13.56     55,099
   1/1/2011    to    12/31/2011                      13.56     11.72     63,230
   1/1/2012    to    12/31/2012                      11.72     13.69     63,476
   1/1/2013    to    12/31/2013                      13.69     16.48     65,950
   1/1/2014    to    12/31/2014                      16.48      15.3     70,496
   1/1/2015    to    12/31/2015                       15.3     14.94     69,822
   1/1/2016    to    12/31/2016                      14.94     14.95     71,365
   1/1/2017    to    12/31/2017                      14.95     18.45     66,795
----------------------------------------------------------------------------------
BHFT II - METLIFE RUSSELL 2000(R) INDEX - CLASS A
   1/1/2008    to    12/31/2008                      18.61     12.22     11,755
   1/1/2009    to    12/31/2009                      12.22     15.21     13,195
   1/1/2010    to    12/31/2010                      15.21     19.06     15,140
   1/1/2011    to    12/31/2011                      19.06     18.06     15,113
   1/1/2012    to    12/31/2012                      18.06     20.75     17,427
   1/1/2013    to    12/31/2013                      20.75     28.39     18,780
   1/1/2014    to    12/31/2014                      28.39     29.45     18,870
   1/1/2015    to    12/31/2015                      29.45     27.84     19,323
   1/1/2016    to    12/31/2016                      27.84     33.35     19,374
   1/1/2017    to    12/31/2017                      33.35     37.76     17,835
----------------------------------------------------------------------------------
BHFT II - METLIFE STOCK INDEX - CLASS A
   1/1/2008    to    12/31/2008                      48.37     30.04     20,414
   1/1/2009    to    12/31/2009                      30.04     37.45     22,938
   1/1/2010    to    12/31/2010                      37.45     42.47     25,261
   1/1/2011    to    12/31/2011                      42.47     42.72     18,793
   1/1/2012    to    12/31/2012                      42.72     48.83     19,490
   1/1/2013    to    12/31/2013                      48.83     63.66     17,605
----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                           AUV AT    AUV AT   ACCUM UNITS
                                                                          BEGINNING    END        END
                                                                          OF PERIOD OF PERIOD  OF PERIOD
---------------------------------------------------------------------------------------------------------
BHFT II - METLIFE STOCK INDEX - CLASS A (CONTINUED)
   1/1/2014    to    12/31/2014                                             63.66     71.28     16,659
   1/1/2015    to    12/31/2015                                             71.28     71.21     15,437
   1/1/2016    to    12/31/2016                                             71.21     78.53     15,990
   1/1/2017    to    12/31/2017                                             78.53     94.27     11,764
---------------------------------------------------------------------------------------------------------
BHFT II - MFS(R) TOTAL RETURN - CLASS A
   1/1/2008    to    12/31/2008                                             50.35     38.71      2,414
   1/1/2009    to    12/31/2009                                             38.71     45.34      3,975
   1/1/2010    to    12/31/2010                                             45.34     49.29      4,177
   1/1/2011    to    12/31/2011                                             49.29     49.85      4,202
   1/1/2012    to    12/31/2012                                             49.85     54.94      4,003
   1/1/2013    to    12/31/2013                                             54.94     64.56      4,284
   1/1/2014    to    12/31/2014                                             64.56     69.26      4,226
   1/1/2015    to    12/31/2015                                             69.26      68.3      4,550
   1/1/2016    to    12/31/2016                                              68.3     73.65      4,161
   1/1/2017    to    12/31/2017                                             73.65     81.79      4,065
---------------------------------------------------------------------------------------------------------
BHFT II - MFS VALUE PORTFOLIO II - CLASS A (FORMERLY BHFT II - BLACKROCK
LARGE CAP VALUE - CLASS A)
   1/1/2008    to    12/31/2008                                                15      9.64      6,255
   1/1/2009    to    12/31/2009                                              9.64     10.59      9,688
   1/1/2010    to    12/31/2010                                             10.59     11.42     12,674
   1/1/2011    to    12/31/2011                                             11.42     11.55     16,966
   1/1/2012    to    12/31/2012                                             11.55     13.03     21,517
   1/1/2013    to    12/31/2013                                             13.03        17     22,893
   1/1/2014    to    12/31/2014                                                17     18.45     25,128
   1/1/2015    to    12/31/2015                                             18.45     17.13     21,543
   1/1/2016    to    12/31/2016                                             17.13     20.05     17,204
   1/1/2017    to    12/31/2017                                             20.05     21.31     15,779
---------------------------------------------------------------------------------------------------------
BHFT II - MFS(R) VALUE - CLASS A
   1/1/2008    to    12/31/2008                                             14.47       9.5      5,068
   1/1/2009    to    12/31/2009                                               9.5     11.34      6,102
   1/1/2010    to    12/31/2010                                             11.34     12.48      9,119
   1/1/2011    to    12/31/2011                                             12.48     12.43     10,806
   1/1/2012    to    12/31/2012                                             12.43     14.32     12,523
   1/1/2013    to    12/31/2013                                             14.32     19.19     14,129
   1/1/2014    to    12/31/2014                                             19.19        21     15,100
   1/1/2015    to    12/31/2015                                                21     20.71     15,689
   1/1/2016    to    12/31/2016                                             20.71      23.4     15,137
   1/1/2017    to    12/31/2017                                              23.4     27.27     15,284
---------------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                   AUV AT    AUV AT   ACCUM UNITS
                                                                  BEGINNING    END        END
                                                                  OF PERIOD OF PERIOD  OF PERIOD
-------------------------------------------------------------------------------------------------
BHFT II - NEUBERGER BERMAN GENESIS - CLASS A
   1/1/2008    to    12/31/2008                                     20.82     12.66      7,441
   1/1/2009    to    12/31/2009                                     12.66     14.15      8,115
   1/1/2010    to    12/31/2010                                     14.15     16.99      7,925
   1/1/2011    to    12/31/2011                                     16.99     17.75      9,973
   1/1/2012    to    12/31/2012                                     17.75     19.29      8,857
   1/1/2013    to    12/31/2013                                     19.29     26.39      7,627
   1/1/2014    to    12/31/2014                                     26.39     26.06      7,296
   1/1/2015    to    12/31/2015                                     26.06     25.89      7,135
   1/1/2016    to    12/31/2016                                     25.89     30.34      7,384
   1/1/2017    to    12/31/2017                                     30.34     34.69      8,705
-------------------------------------------------------------------------------------------------
BHFT II - T. ROWE PRICE LARGE CAP GROWTH - CLASS A
   1/1/2008    to    12/31/2008                                      6.56      3.61      4,044
   1/1/2009    to    12/31/2009                                      3.61      5.68      7,372
   1/1/2010    to    12/31/2010                                      5.68      7.19     10,981
   1/1/2011    to    12/31/2011                                      7.19      6.41     12,061
   1/1/2012    to    12/31/2012                                      6.41      7.11     13,211
   1/1/2013    to    12/31/2013                                      7.11     23.27         --
   1/1/2014    to    12/31/2014                                     23.27     25.07         --
   1/1/2015    to    12/31/2015                                     25.07     27.43         --
   1/1/2016    to    12/31/2016                                     27.43     27.57         --
   1/1/2017    to    12/31/2017                                     27.57     36.44         --
-------------------------------------------------------------------------------------------------
BHFT II - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
   1/1/2008    to    12/31/2008                                     18.44     10.41      7,538
   1/1/2009    to    12/31/2009                                     10.41     16.06      8,272
   1/1/2010    to    12/31/2010                                     16.06     21.48     15,126
   1/1/2011    to    12/31/2011                                     21.48     21.67     18,409
   1/1/2012    to    12/31/2012                                     21.67     24.95     17,593
   1/1/2013    to    12/31/2013                                     24.95     35.74     17,787
   1/1/2014    to    12/31/2014                                     35.74     37.87     17,646
   1/1/2015    to    12/31/2015                                     37.87     38.55     16,474
   1/1/2016    to    12/31/2016                                     38.55      42.7     13,951
   1/1/2017    to    12/31/2017                                      42.7     44.93     16,925
-------------------------------------------------------------------------------------------------
BHFT II - WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES -
CLASS A
   1/1/2016    to    12/31/2016                                     32.61     33.89     15,211
   1/1/2017    to    12/31/2017                                     33.89     36.22     12,954
-------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                     AUV AT    AUV AT   ACCUM UNITS
                                                                    BEGINNING    END        END
                                                                    OF PERIOD OF PERIOD  OF PERIOD
---------------------------------------------------------------------------------------------------
BHFT II - WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES -
CLASS A (FORMERLY MIST - LORD ABBETT BOND DEBENTURE - CLASS A)
   1/1/2008    to    12/31/2008                                       20.12     16.21      21,351
   1/1/2009    to    12/31/2009                                       16.21     21.95      18,927
   1/1/2010    to    12/31/2010                                       21.95     24.54      20,182
   1/1/2011    to    12/31/2011                                       24.54      25.4      19,862
   1/1/2012    to    12/31/2012                                        25.4      28.4      17,282
   1/1/2013    to    12/31/2013                                        28.4     30.33      16,171
   1/1/2014    to    12/31/2014                                       30.33     31.49      18,860
   1/1/2015    to    12/31/2015                                       31.49     30.52      16,673
   1/1/2016    to    4/28/2016                                        30.52     31.47          --
---------------------------------------------------------------------------------------------------
DEUTSCHE VARIABLE SERIES I - DEUTSCHE CROCI(R) INTERNATIONAL VIP -
CLASS A
   1/1/2008    to    12/31/2008                                        9.76      5.01          --
   1/1/2009    to    12/31/2009                                        5.01      6.63          --
   1/1/2010    to    12/31/2010                                        6.63      6.68          --
   1/1/2011    to    12/31/2011                                        6.68      5.67          --
   1/1/2012    to    12/31/2012                                        5.67      6.59          --
   1/1/2013    to    12/31/2013                                        6.59      7.85          --
   1/1/2014    to    12/31/2014                                        7.85      6.87          --
   1/1/2015    to    12/31/2015                                        6.87      6.43          --
   1/1/2016    to    12/31/2016                                        6.43      6.45          --
   1/1/2017    to    12/31/2017                                        6.45      7.78          --
---------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER/SM/ - INITIAL CLASS
   1/1/2008    to    12/31/2008                                        12.3      8.66     106,448
   1/1/2009    to    12/31/2009                                        8.66     11.04      96,266
   1/1/2010    to    12/31/2010                                       11.04     12.46      81,009
   1/1/2011    to    12/31/2011                                       12.46     11.99      63,391
   1/1/2012    to    12/31/2012                                       11.99     13.32      62,354
   1/1/2013    to    12/31/2013                                       13.32     15.22      58,402
   1/1/2014    to    12/31/2014                                       15.22      15.9      53,221
   1/1/2015    to    12/31/2015                                        15.9     15.73      48,154
   1/1/2016    to    12/31/2016                                       15.73     16.01      48,433
   1/1/2017    to    12/31/2017                                       16.01     18.04      42,774
---------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) - INITIAL CLASS
   1/1/2008    to    12/31/2008                                       22.19      12.6     252,530
   1/1/2009    to    12/31/2009                                        12.6     16.88     249,519
   1/1/2010    to    12/31/2010                                       16.88     19.55     243,566
   1/1/2011    to    12/31/2011                                       19.55     18.82     227,820
   1/1/2012    to    12/31/2012                                       18.82     21.63     220,796
---------------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                 AUV AT    AUV AT   ACCUM UNITS
                                                                BEGINNING    END        END
                                                                OF PERIOD OF PERIOD  OF PERIOD
-----------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) - INITIAL CLASS (CONTINUED)
   1/1/2013    to    12/31/2013                                   21.63     28.05     204,045
   1/1/2014    to    12/31/2014                                   28.05     31.01     198,328
   1/1/2015    to    12/31/2015                                   31.01     30.83     180,386
   1/1/2016    to    12/31/2016                                   30.83     32.88     172,984
   1/1/2017    to    12/31/2017                                   32.88     39.58     150,569
-----------------------------------------------------------------------------------------------
FIDELITY VIP GOVERNMENT MONEY MARKET - INITIAL CLASS (FORMERLY
FIDELITY VIP MONEY MARKET - INITIAL CLASS)
   1/1/2008    to    12/31/2008                                    7.45      7.58     173,542
   1/1/2009    to    12/31/2009                                    7.58      7.54     136,663
   1/1/2010    to    12/31/2010                                    7.54      7.47     118,421
   1/1/2011    to    12/31/2011                                    7.47      7.38     139,733
   1/1/2012    to    12/31/2012                                    7.38       7.3     156,790
   1/1/2013    to    12/31/2013                                     7.3      7.21     126,865
   1/1/2014    to    12/31/2014                                    7.21      7.12     109,213
   1/1/2015    to    12/31/2015                                    7.12      7.04      96,445
   1/1/2016    to    12/31/2016                                    7.04      6.96     171,094
   1/1/2017    to    12/31/2017                                    6.96      6.92     159,213
-----------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS
   1/1/2008    to    12/31/2008                                   16.75      8.74     207,815
   1/1/2009    to    12/31/2009                                    8.74     11.07     189,135
   1/1/2010    to    12/31/2010                                   11.07     13.58     179,245
   1/1/2011    to    12/31/2011                                   13.58     13.44     166,443
   1/1/2012    to    12/31/2012                                   13.44     15.22     160,847
   1/1/2013    to    12/31/2013                                   15.22     20.49     146,083
   1/1/2014    to    12/31/2014                                   20.49     22.52     136,627
   1/1/2015    to    12/31/2015                                   22.52     23.84     124,680
   1/1/2016    to    12/31/2016                                   23.84     23.73     111,964
   1/1/2017    to    12/31/2017                                   23.73     31.67      97,773
-----------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - INITIAL CLASS
   1/1/2008    to    12/31/2008                                   17.12     10.65     129,789
   1/1/2009    to    12/31/2009                                   10.65     13.31     108,906
   1/1/2010    to    12/31/2010                                   13.31     15.12      87,733
   1/1/2011    to    12/31/2011                                   15.12     15.24      72,290
   1/1/2012    to    12/31/2012                                   15.24     17.45      65,057
   1/1/2013    to    12/31/2013                                   17.45     22.79      55,057
   1/1/2014    to    12/31/2014                                   22.79     25.56      48,213
   1/1/2015    to    12/31/2015                                   25.56     25.58      40,006
   1/1/2016    to    12/31/2016                                   25.58     28.25      36,269
   1/1/2017    to    12/31/2017                                   28.25     33.96      30,221
-----------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                       AUV AT    AUV AT   ACCUM UNITS
                                                                      BEGINNING    END        END
                                                                      OF PERIOD OF PERIOD  OF PERIOD
-----------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS - INITIAL CLASS
   1/1/2008    to    12/31/2008                                         14.58      8.09     129,929
   1/1/2009    to    12/31/2009                                          8.09     10.11     127,780
   1/1/2010    to    12/31/2010                                         10.11      11.3     121,653
   1/1/2011    to    12/31/2011                                          11.3      9.24     119,049
   1/1/2012    to    12/31/2012                                          9.24     11.02     116,094
   1/1/2013    to    12/31/2013                                         11.02     14.19     102,607
   1/1/2014    to    12/31/2014                                         14.19     12.89      93,963
   1/1/2015    to    12/31/2015                                         12.89     13.19      82,415
   1/1/2016    to    12/31/2016                                         13.19     12.36      72,418
   1/1/2017    to    12/31/2017                                         12.36     15.91      62,558
-----------------------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK FUND, INC.
   1/1/2008    to    12/31/2008                                         13.04      7.43          --
   1/1/2009    to    12/31/2009                                          7.43     10.52          --
   1/1/2010    to    12/31/2010                                         10.52     12.14          --
   1/1/2011    to    12/31/2011                                         12.14     11.88          --
   1/1/2012    to    12/31/2012                                         11.88     13.95          --
   1/1/2013    to    12/31/2013                                         13.95     19.17          --
   1/1/2014    to    12/31/2014                                         19.17     20.61          --
   1/1/2015    to    12/31/2015                                         20.61     22.56          --
   1/1/2016    to    12/31/2016                                         22.56     22.59          --
   1/1/2017    to    12/31/2017                                         22.59     29.82          --
-----------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS - ALGER SMALL CAP GROWTH PORTFOLIO - CLASS I-2
   1/1/2008    to    12/31/2008                                         11.13      5.87     219,694
   1/1/2009    to    12/31/2009                                          5.87      8.43     206,871
   1/1/2010    to    12/31/2010                                          8.43     10.44     184,281
   1/1/2011    to    12/31/2011                                         10.44      9.98     175,667
   1/1/2012    to    12/31/2012                                          9.98     11.09     164,846
   1/1/2013    to    12/31/2013                                         11.09      14.7     145,728
   1/1/2014    to    12/31/2014                                          14.7     14.58     125,176
   1/1/2015    to    12/31/2015                                         14.58     13.92     107,598
   1/1/2016    to    12/31/2016                                         13.92     14.61     103,339
   1/1/2017    to    12/31/2017                                         14.61     18.57      89,951
-----------------------------------------------------------------------------------------------------

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each Fund available under the Contract. The Fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


FUND                                   INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
CLASS 2
--------------------------------------------------------------------------------------------------------------------
American Funds Global Small                                                   Capital Research and Management
Capitalization Fund                    Seeks long-term growth of capital.     Company/SM/
--------------------------------------------------------------------------------------------------------------------
                                                                              Capital Research and Management
American Funds Growth Fund             Seeks growth of capital.               Company/SM/
--------------------------------------------------------------------------------------------------------------------
                                       Seeks long-term growth of capital and  Capital Research and Management
American Funds Growth-Income Fund      income.                                Company/SM/
--------------------------------------------------------------------------------------------------------------------
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
--------------------------------------------------------------------------------------------------------------------
                                                                              Brighthouse Investment Advisers,
                                                                              LLC Subadvisers: Delaware Investments
                                                                              Fund Advisers; Wells Capital
Brighthouse Small Cap Value Portfolio  Seeks long-term capital appreciation.  Management Incorporated
--------------------------------------------------------------------------------------------------------------------
                                                                              Brighthouse Investment Advisers,
Invesco Small Cap Growth Portfolio     Seeks long-term growth of capital.     LLC Subadviser: Invesco Advisers, Inc.
--------------------------------------------------------------------------------------------------------------------
                                                                              Brighthouse Investment Advisers,
MFS(R) Research International                                                 LLC Subadviser: Massachusetts
Portfolio                              Seeks capital appreciation.            Financial Services Company
--------------------------------------------------------------------------------------------------------------------
                                                                              Brighthouse Investment Advisers,
Morgan Stanley Mid Cap Growth                                                 LLC Subadviser: Morgan Stanley
Portfolio                              Seeks capital appreciation.            Investment Management Inc.
--------------------------------------------------------------------------------------------------------------------
                                       Seeks maximum total return,
                                       consistent with the preservation of    Brighthouse Investment Advisers,
                                       capital and prudent investment         LLC Subadviser: Pacific Investment
PIMCO Total Return Portfolio           management.                            Management Company LLC
--------------------------------------------------------------------------------------------------------------------
                                       Seeks long-term capital appreciation
                                       by investing in common stocks          Brighthouse Investment Advisers,
T. Rowe Price Large Cap Value          believed to be undervalued. Income is  LLC Subadviser: T. Rowe Price
Portfolio                              a secondary objective.                 Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
--------------------------------------------------------------------------------------------------------------------
                                       Seeks a competitive total return       Brighthouse Investment Advisers,
                                       primarily from investing in            LLC Subadviser: BlackRock Advisors,
BlackRock Bond Income Portfolio        fixed-income securities.               LLC
--------------------------------------------------------------------------------------------------------------------
                                                                              Brighthouse Investment Advisers,
BlackRock Capital Appreciation                                                LLC Subadviser: BlackRock Advisors,
Portfolio                              Seeks long-term growth of capital.     LLC
--------------------------------------------------------------------------------------------------------------------
                                                                              Brighthouse Investment Advisers,
Brighthouse/Artisan Mid Cap Value                                             LLC Subadviser: Artisan Partners
Portfolio                              Seeks long-term capital growth.        Limited Partnership
--------------------------------------------------------------------------------------------------------------------
                                       Seeks to provide a growing stream of
                                       income over time and, secondarily,     Brighthouse Investment Advisers,
Brighthouse/Wellington Core Equity     long-term capital appreciation and     LLC Subadviser: Wellington Management
Opportunities Portfolio                current income.                        Company LLP
--------------------------------------------------------------------------------------------------------------------
                                       Seeks to track the performance of the  Brighthouse Investment Advisers,
                                       Bloomberg Barclays U.S. Aggregate      LLC Subadviser: MetLife Investment
MetLife Aggregate Bond Index Portfolio Bond Index.                            Advisors, LLC
--------------------------------------------------------------------------------------------------------------------

FUND                                   INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
                                       Seeks to track the performance of the  Brighthouse Investment Advisers,
                                       Standard & Poor's MidCap 400(R)        LLC Subadviser: MetLife Investment
MetLife Mid Cap Stock Index Portfolio  Composite Stock Price Index.           Advisors, LLC
--------------------------------------------------------------------------------------------------------------------
                                                                              Brighthouse Investment Advisers,
                                       Seeks to track the performance of the  LLC Subadviser: MetLife Investment
MetLife MSCI EAFE(R) Index Portfolio   MSCI EAFE(R) Index.                    Advisors, LLC
--------------------------------------------------------------------------------------------------------------------
                                                                              Brighthouse Investment Advisers,
MetLife Russell 2000(R) Index          Seeks to track the performance of the  LLC Subadviser: MetLife Investment
Portfolio                              Russell 2000(R) Index.                 Advisors, LLC
--------------------------------------------------------------------------------------------------------------------
                                       Seeks to track the performance of the  Brighthouse Investment Advisers,
                                       Standard & Poor's 500(R) Composite     LLC Subadviser: MetLife Investment
MetLife Stock Index Portfolio          Stock Price Index.                     Advisors, LLC
--------------------------------------------------------------------------------------------------------------------
                                       Seeks a favorable total return         Brighthouse Investment Advisers,
                                       through investment in a diversified    LLC Subadviser: Massachusetts
MFS(R) Total Return Portfolio          portfolio.                             Financial Services Company
--------------------------------------------------------------------------------------------------------------------
                                                                              Brighthouse Investment Advisers,
                                                                              LLC Subadviser: Massachusetts
MFS(R) Value Portfolio                 Seeks capital appreciation.            Financial Services Company
--------------------------------------------------------------------------------------------------------------------
                                                                              Brighthouse Investment Advisers,
                                       Seeks high total return, consisting    LLC Subadviser: Neuberger Berman
Neuberger Berman Genesis Portfolio     principally of capital appreciation.   Investment Advisers LLC
--------------------------------------------------------------------------------------------------------------------
                                                                              Brighthouse Investment Advisers,
T. Rowe Price Large Cap Growth                                                LLC Subadviser: T. Rowe Price
Portfolio                              Seeks long-term growth of capital.     Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
                                                                              Brighthouse Investment Advisers,
T. Rowe Price Small Cap Growth                                                LLC Subadviser: T. Rowe Price
Portfolio                              Seeks long-term capital growth.        Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
                                       Seeks to maximize total return         Brighthouse Investment Advisers,
Western Asset Management Strategic     consistent with preservation of        LLC Subadviser: Western Asset
Bond Opportunities Portfolio           capital.                               Management Company
--------------------------------------------------------------------------------------------------------------------
DEUTSCHE VARIABLE SERIES I -- CLASS A
--------------------------------------------------------------------------------------------------------------------
                                                                              Deutsche Investment Management
Deutsche CROCI(R) International VIP    Seeks long-term growth of capital.     Americas Inc.
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS -- INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------
                                       Seeks to obtain high total return
                                       with reduced risk over the long term   Fidelity Management & Research
                                       by allocating its assets among         Company Subadvisers: FMR Co., Inc.;
                                       stocks, bonds, and short-term          Fidelity Investments Money
Asset Manager Portfolio                instruments.                           Management, Inc.
--------------------------------------------------------------------------------------------------------------------
                                                                              Fidelity Management & Research
Contrafund(R) Portfolio                Seeks long-term capital appreciation.  Company Subadviser: FMR Co., Inc.
--------------------------------------------------------------------------------------------------------------------
                                       Seeks as high a level of current       Fidelity Management & Research
                                       income as is consistent with           Company Subadviser: Fidelity
Government Money Market Portfolio      preservation of capital and liquidity. Investments Money Management, Inc.
--------------------------------------------------------------------------------------------------------------------
                                                                              Fidelity Management & Research
Growth Portfolio                       Seeks to achieve capital appreciation. Company Subadviser: FMR Co., Inc.
--------------------------------------------------------------------------------------------------------------------
                                       Seeks investment results that          Fidelity Management & Research
                                       correspond to the total return of      Company Subadviser: FMR Co., Inc.;
                                       common stocks publicly traded in the   Geode Capital Management, LLC (Geode)
                                       United States, as represented by the
Index 500 Portfolio*                   S&P 500(R) Index.
--------------------------------------------------------------------------------------------------------------------

FUND                                   INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
                                                                              Fidelity Management & Research
                                                                              Company Subadviser: FMR Co., Inc. ;
Overseas Portfolio                     Seeks long-term growth of capital.     FMR Investment Management (UK) Limited
--------------------------------------------------------------------------------------------------------------------
                                       Seeks long-term capital growth
T. ROWE PRICE GROWTH STOCK FUND, INC.  through investments in stock.          T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS -- CLASS I-2
--------------------------------------------------------------------------------------------------------------------
Alger Small Cap Growth Portfolio       Seeks long-term capital appreciation.  Fred Alger Management, Inc.
--------------------------------------------------------------------------------------------------------------------



* Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing


Certain Funds have been subject to a change. Please see "Appendix C - Additional Information Regarding the Funds."

APPENDIX C
ADDITIONAL INFORMATION REGARDING THE FUNDS


The Underlying Funds listed below were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND NAME CHANGES

The following Underlying Funds were renamed:



             FORMER NAME                                                                    NEW NAME
-------------------------------------                                         -------------------------------------
BRIGHTHOUSE FUNDS TRUST II                                                    BRIGHTHOUSE FUNDS TRUST II
BlackRock Large Cap Value Portfolio                                           MFS Value Portfolio II -- Class A
  -- Class A



UNDERLYING FUND MERGERS

The following former Underlying Funds merged with and into the new Underlying
Funds:



    MERGED UNDERLYING FUND/TRUST                                                 SURVIVING UNDERLYING FUND/TRUST
-------------------------------------                                         -------------------------------------
BRIGHTHOUSE FUNDS TRUST II                                                    BRIGHTHOUSE FUNDS TRUST II
MFS Value Portfolio II (formerly                                              MFS(R) Value Portfolio -- Class A
  BlackRock Large Cap Value
  Portfolio) -- Class A

APPENDIX D
PREMIUM TAX TABLE


If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Contract.


                                      QUALIFIED NON-QUALIFIED
                                      CONTRACTS   CONTRACTS
                           -          --------- -------------
                   California/(1)/...   0.50%       2.35%
                   Florida/(2)/......   1.00%       1.00%
                   Maine/(3)/........   0.00%       2.00%
                   Nevada/(4)/.......   0.00%       3.50%
                   Puerto Rico/(5)/..   1.00%       1.00%
                   South Dakota/(6)/.   0.00%       1.25%
                   West Virginia.....   1.00%       1.00%
                   Wyoming/(4)/......   0.00%       1.00%

--------
/(1)/ California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
/(2)/ Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.
/(3)/ Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
/(4)/ Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.
/(5)/ We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
/(6)/ Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                      STATEMENT OF ADDITIONAL INFORMATION

                        BRIGHTHOUSE SEPARATE ACCOUNT A

          GROUP FLEXIBLE PAYMENT FIXED AND VARIABLE ANNUITY CONTRACTS

                      BRIGHTHOUSE LIFE INSURANCE COMPANY


                                APRIL 30, 2018

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS. A COPY OF THE PROSPECTUS, DATED APRIL 30, 2018, MAY BE OBTAINED WITHOUT CHARGE BY WRITING TO BRIGHTHOUSE INSURANCE COMPANY, 11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277 OR BY TELEPHONING (800) 283-4536.


NOTE: CERTAIN TERMS USED IN THIS STATEMENT OF ADDITIONAL INFORMATION HAVE
     SPECIAL MEANINGS. IF A TERM IS NOT DEFINED HEREIN, IT HAS THE MEANING GIVEN TO IT IN THE PROSPECTUS.


SAI-BLICFLEXBONUS 04/18

      TABLE OF CONTENTS                                          PAGE

      THE INSURANCE COMPANY........................................... 3

      SURRENDER CHARGES............................................... 4

      NET INVESTMENT FACTOR........................................... 4

      ANNUITY PAYMENTS................................................ 4

        Basis of Variable Benefits.................................... 4

        Determination of Amount of Monthly Variable Annuity
        Payments for First Year....................................... 5

        Determination of Amount of Monthly Variable Annuity
        Payments for Second and
        Subsequent Years.............................................. 5

        Annuity Unit Value............................................ 5

      UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS..................... 6

      CALCULATION OF PERFORMANCE...................................... 6

      VOTING RIGHTS................................................... 6

      SAFEKEEPING OF SECURITIES....................................... 7

      SERVICING AGENT................................................. 7

      INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM................................................. 7

      ADDITIONAL FEDERAL TAX CONSIDERATIONS........................... 8

        Qualified Annuity Contracts................................... 8

        Types of Qualified Plans...................................... 8

        ERISA......................................................... 8

        Federal Estate Taxes.......................................... 9

        Generation-Skipping Transfer Tax.............................. 9

        Annuity Purchase Payments by Nonresident Aliens and Foreign
        Corporations.................................................. 9

      FINANCIAL STATEMENTS............................................ 9

COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as Metlife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a direct, wholly-owned subsidiary of Brighthouse Holdings, LLC, an intermediate holding company which is a direct, wholly-owned subsidiary of Brighthouse Financial, Inc., (BHF) a publicly traded company. BHF, through its subsidiaries, is a provider of life insurance and annuity products. BHF became an independent publicly traded company after the close of business on August 4, 2017; prior to being an independent publicly traded company, BHF, Brighthouse Holdings, LLC, BLIC, and their affiliates were under the ultimate control of Metlife, Inc. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

..   MetLife Insurance Company of Connecticut: MetLife Insurance Company of
    Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

  . MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

..   MetLife Investors USA Insurance Company: MetLife Investors USA Insurance
    Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

..   MetLife Investors Insurance Company: MetLife Investors Insurance Company
    (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

  . MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



SURRENDER CHARGES

Subject to the individual's retirement plan requirements, all or a portion of the Participant's account may be surrendered at any time prior to the annuity date. Unless a certificate has been in effect for more than nine full calendar years after the Certificate Date, a surrender charge (contingent deferred sales charge) will be deducted in the event the Participant requests a full or partial surrender from the Separate Account. The charge is based on a percentage of the amount surrendered. For 403(b) Plans only, no surrender charge will be applied for that part of the first surrender from the Separate Account in a calendar year that does not exceed 10% of the value of the Participant's Account. The surrender charge amounts to 7% for surrenders attributable to purchase payments received within 60 months prior to the date of the surrender. In no event will the sum of these surrender charges and the distribution expense charge exceed 9% of the purchase payments.

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003699%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

BASIS OF VARIABLE BENEFITS

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

             YEAR OF BIRTH              AGE ADJUSTMENT
             BEFORE 1945                ACTUAL AGE
             1946 - 1965                Age Minus 1 Year
             1966 - 1985                Age Minus 2 Years
             1986 - 2005                Age Minus 3 Years

DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR FIRST YEAR

The Separate Account value used to establish the monthly variable annuity payment for the first year consists of the value of accumulation units of each Series of the Separate Account credited to a Participant on the last valuation date of the second calendar week before the annuity date. The Contract contains tables showing monthly payment factors and annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year, an amount is transferred from the Separate Account to BLIC's General Account and level monthly annuity payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the "Annuity Premium") by the monthly payment factor in the same table. In the event the Contract involved has Separate Account accumulation units in more than one Series, the total monthly annuity payment for the first year is the sum of the monthly annuity payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of annuity units for each Separate Account Series is also established for the annuitant by dividing the first year monthly payment from that series by the Separate Account annuity unit values for the series on the last valuation date of the second calendar week before the first annuity payment is due. The number of annuity units remains fixed during the annuity period unless annuity units are converted to or from another series.

DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR SECOND AND SUBSEQUENT YEARS

As of each anniversary of the annuity date, BLIC will determine the amount of the monthly variable annuity payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the annuitant has annuity units, with the total annuity payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of annuity units for that Series by the annuity unit value for that Series for the valuation period in which the first payment for the year is due. It will be BLIC's practice to mail variable annuity payments no later than seven days after the last day of the valuation period upon which they are based or the monthly anniversary thereof.

The objective of a variable annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the assumed investment return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

ANNUITY UNIT VALUE

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

Information about the distribution of the Contracts is contained in the prospectus. (See "Principal Underwriter.") Additional information is provided below.

The Contracts are not currently offered for sale. However, new Participants may be added under existing Contracts and, where applicable, we will continue to issue Certificates to new Participants.


Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the Contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter:



                                                         AGGREGATE AMOUNT OF
                                                       COMMISSIONS RETAINED BY
                              AGGREGATE AMOUNT OF            DISTRIBUTOR
                              COMMISSIONS PAID TO     AFTER PAYMENTS TO SELLING
       FISCAL YEAR                DISTRIBUTOR                   FIRMS
       -----------         -------------------------  -------------------------
2017......................              $599,512,866                         $0
2016......................              $568,161,672                         $0
2015......................              $568,720,128                         $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

CALCULATION OF PERFORMANCE

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

   P(1+T)/(n)/ = ERV

Where:

   P  =  a hypothetical initial payment of $1,000

   T  =  average annual total return

   n  =  number of years

   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

In addition, certain Fund performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for Funds or Series related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain Contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

VOTING RIGHTS

As the owner of the Separate Account, BLIC is the legal owner of the shares of the Funds. Based upon BLIC's current view of applicable law, we will vote shares of the Funds (which are deemed attributable to the Contracts) based on instructions received from those having voting interests under the Contract concerning Fund shares and who are entitled to vote on Fund proposals at all regular and special shareholders meetings. The persons who have voting interests under a particular plan may include the plan administrator or the Participant if voting is passed through to such individuals. Your plan administrator can provide you with information in this regard. BLIC will vote all shares of the underlying Funds as directed. BLIC will send to those with voting interests, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When BLIC receives these instructions, it will vote of the shares in proportion to the instructions. If BLIC does not receive voting instructions, from a recipient, it will vote their interest in the same proportion as represented by the votes it has received. The effect of this proportional voting is that a small number of those with voting interests may control the outcome of the vote. If BLIC determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

BLIC is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless BLIC has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which BLIC may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 30 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which a Participant is entitled to vote is calculated by dividing the portion of his or her Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by BLIC. The assets of each Separate Account Series will be kept physically segregated by BLIC and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of BLIC's officers and employees.

SERVICING AGENT

Administrative services agreements have been entered into between BLIC and each of MetLife Group, Inc. and Metropolitan Life Insurance Company under which the latter have agreed to perform certain of the personnel and administrative services relating to the Contracts and for the Separate Account. BLIC has paid fees to MetLife Group and Metropolitan Life Insurance Company for these services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Separate Account A (formerly MetLife Investors USA Separate Account A) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.

ADDITIONAL FEDERAL TAX CONSIDERATIONS

QUALIFIED ANNUITY CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA


Established by an individual under Section 408(a) or 408(b) of the Code.


SIMPLE


Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.


SEP


Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, employer only contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to Federal income tax withholding as wages.


Additional Information Regarding 457(b) Plans


A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A) ANNUITY PLANS

Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.

ROTH ACCOUNTS

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), and 403(b) and 457(b) plans may provide for Roth accounts.

Comparison of Plan Limits for Individual Contributions:



            --------------------------------------------------------
             PLAN TYPE   ELECTIVE CONTRIBUTION CATCH-UP CONTRIBUTION
            --------------------------------------------------------
                IRA             $5,500                $1,000
            --------------------------------------------------------
              SIMPLE            $12,500               $3,000
            --------------------------------------------------------
              401(k)            $18,500               $6,000
            --------------------------------------------------------
            SEP/401(a)          (Employer contributions only)
            --------------------------------------------------------
            403(b)(TSA)         $18,500               $6,000
            --------------------------------------------------------
              457(b)            $18,500               $6,000
            --------------------------------------------------------



Dollar limits are for 2018 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $55,000 or 25% of an employee's compensation for 2018.

ERISA

If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever You elect to:

  (a) Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

  (b) Make certain withdrawals under plans for which a qualified consent is required;

  (c) Name someone other than the spouse as your beneficiary; or

  (d) Use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.



FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES


The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Separate Account A
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Separate Account A (formerly MetLife Investors USA Separate Account
A) (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2017, the related statements of operations for the year then ended or since inception, the statements of changes in net assets for each of the two years in the period then ended or since inception, the financial highlights in Note 8 for each of the five years in the period then ended or since inception, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations for the year then ended or since inception, the changes in their net assets for each of the two years in the period then ended or since inception, and the financial highlights for each of the five years in the period then ended or since inception, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 1998.

This page is intentionally left blank.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                                                                  AMERICAN FUNDS
                                               ALGER SMALL CAP       AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                                   GROWTH                 BOND               GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value..............   $        53,660,724   $       135,763,688   $       313,542,121   $       119,808,052
   Due from Brighthouse Life Insurance
     Company..............................                    --                    --                    --                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Assets.......................            53,660,724           135,763,688           313,542,121           119,808,052
                                             -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                    --                    55                   110                   130
   Due to Brighthouse Life Insurance
     Company..............................                    --                     1                     1                     1
                                             -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                    --                    56                   111                   131
                                             -------------------   -------------------   -------------------   -------------------

NET ASSETS................................   $        53,660,724   $       135,763,632   $       313,542,010   $       119,807,921
                                             ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        53,660,724   $       135,759,096   $       313,465,279   $       119,805,658
   Net assets from contracts in payout....                    --                 4,536                76,731                 2,263
                                             -------------------   -------------------   -------------------   -------------------
       Total Net Assets...................   $        53,660,724   $       135,763,632   $       313,542,010   $       119,807,921
                                             ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                             BHFTI ALLIANZ
                                                                                                           GLOBAL INVESTORS
                                             AMERICAN FUNDS      AMERICAN FUNDS       BHFTI AB GLOBAL           DYNAMIC
                                                 GROWTH           GROWTH-INCOME     DYNAMIC ALLOCATION     MULTI-ASSET PLUS
                                               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       785,751,859  $       403,461,649  $     3,260,338,955  $       114,069,876
   Due from Brighthouse Life Insurance
     Company............................                    1                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          785,751,860          403,461,649        3,260,338,955          114,069,876
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  107                   92                  167                  126
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  107                   92                  167                  126
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       785,751,753  $       403,461,557  $     3,260,338,788  $       114,069,750
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       785,657,246  $       403,331,366  $     3,259,960,576  $       114,053,048
   Net assets from contracts in payout..               94,507              130,191              378,212               16,702
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       785,751,753  $       403,461,557  $     3,260,338,788  $       114,069,750
                                          ===================  ===================  ===================  ===================

                                                  BHFTI
                                             AMERICAN FUNDS            BHFTI                BHFTI                 BHFTI
                                                BALANCED          AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS
                                               ALLOCATION        GROWTH ALLOCATION         GROWTH          MODERATE ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $     3,411,543,595  $      1,978,846,814  $       747,840,849  $     1,633,368,205
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................        3,411,543,595         1,978,846,814          747,840,849        1,633,368,205
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   88                   186                  112                  160
   Due to Brighthouse Life Insurance
     Company............................                   --                     1                   --                    1
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   88                   187                  112                  161
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $     3,411,543,507  $      1,978,846,627  $       747,840,737  $     1,633,368,044
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,410,870,849  $      1,978,196,576  $       747,827,684  $     1,632,364,738
   Net assets from contracts in payout..              672,658               650,051               13,053            1,003,306
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $     3,411,543,507  $      1,978,846,627  $       747,840,737  $     1,633,368,044
                                          ===================  ====================  ===================  ====================


                                                BHFTI AQR              BHFTI
                                               GLOBAL RISK       BLACKROCK GLOBAL
                                                BALANCED        TACTICAL STRATEGIES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $      2,373,211,993  $     5,151,909,262
   Due from Brighthouse Life Insurance
     Company............................                    --                    1
                                          --------------------  -------------------
       Total Assets.....................         2,373,211,993        5,151,909,263
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   135                  148
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                   135                  148
                                          --------------------  -------------------

NET ASSETS..............................  $      2,373,211,858  $     5,151,909,115
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,372,730,172  $     5,151,581,875
   Net assets from contracts in payout..               481,686              327,240
                                          --------------------  -------------------
       Total Net Assets.................  $      2,373,211,858  $     5,151,909,115
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                                       BHFTI
                                                  BHFTI             BRIGHTHOUSE             BHFTI                 BHFTI
                                                BLACKROCK              ASSET             BRIGHTHOUSE           BRIGHTHOUSE
                                               HIGH YIELD         ALLOCATION 100        BALANCED PLUS        SMALL CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        232,649,302  $       615,557,473  $     7,952,160,132  $        261,043,198
   Due from Brighthouse Life Insurance
     Company............................                    --                    1                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................           232,649,302          615,557,474        7,952,160,132           261,043,198
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   204                  120                  103                   156
   Due to Brighthouse Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                   204                  120                  103                   156
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        232,649,098  $       615,557,354  $     7,952,160,029  $        261,043,042
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        232,617,311  $       615,113,338  $     7,951,623,382  $        260,731,559
   Net assets from contracts in payout..                31,787              444,016              536,647               311,483
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $        232,649,098  $       615,557,354  $     7,952,160,029  $        261,043,042
                                          ====================  ===================  ===================  ====================

                                                                                                                  BHFTI
                                                 BHFTI                BHFTI                 BHFTI             BRIGHTHOUSE/
                                             BRIGHTHOUSE/         BRIGHTHOUSE/          BRIGHTHOUSE/          FRANKLIN LOW
                                           ABERDEEN EMERGING         ARTISAN             EATON VANCE            DURATION
                                            MARKETS EQUITY        INTERNATIONAL         FLOATING RATE         TOTAL RETURN
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       427,076,910  $           311,031  $         62,559,000  $        149,708,348
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                     1                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................          427,076,910              311,031            62,559,001           149,708,348
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  194                   49                   152                   171
   Due to Brighthouse Life Insurance
     Company............................                    1                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                  195                   49                   152                   171
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $       427,076,715  $           310,982  $         62,558,849  $        149,708,177
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       426,988,377  $           310,982  $         62,545,207  $        149,614,584
   Net assets from contracts in payout..               88,338                   --                13,642                93,593
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $       427,076,715  $           310,982  $         62,558,849  $        149,708,177
                                          ===================  ===================  ====================  ====================

                                                  BHFTI               BHFTI
                                              BRIGHTHOUSE/        BRIGHTHOUSE/
                                                TEMPLETON          WELLINGTON
                                              INTERNATIONAL         LARGE CAP
                                                  BOND              RESEARCH
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        37,465,445  $        16,261,808
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
        Total Assets....................           37,465,445           16,261,808
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  121                  129
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
        Total Liabilities...............                  121                  129
                                          -------------------  -------------------

NET ASSETS..............................  $        37,465,324  $        16,261,679
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        37,465,324  $        16,261,679
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
        Total Net Assets................  $        37,465,324  $        16,261,679
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                       BHFTI
                                              BHFTI CLARION         CLEARBRIDGE              BHFTI            BHFTI INVESCO
                                                 GLOBAL             AGGRESSIVE          HARRIS OAKMARK        BALANCED-RISK
                                               REAL ESTATE            GROWTH             INTERNATIONAL         ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        269,483,462  $       473,172,102  $        665,787,732  $     1,045,420,060
   Due from Brighthouse Life Insurance
     Company............................                    --                    2                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           269,483,462          473,172,104           665,787,732        1,045,420,060
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   205                  259                   184                  174
   Due to Brighthouse Life Insurance
     Company............................                     1                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   206                  259                   184                  174
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        269,483,256  $       473,171,845  $        665,787,548  $     1,045,419,886
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        269,382,076  $       473,067,216  $        665,412,954  $     1,045,339,123
   Net assets from contracts in payout..               101,180              104,629               374,594               80,763
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        269,483,256  $       473,171,845  $        665,787,548  $     1,045,419,886
                                          ====================  ===================  ====================  ===================

                                                                                                                  BHFTI
                                                                   BHFTI INVESCO            BHFTI               JPMORGAN
                                             BHFTI INVESCO           SMALL CAP            JPMORGAN            GLOBAL ACTIVE
                                               COMSTOCK               GROWTH              CORE BOND            ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       772,000,637  $       328,908,451  $        342,738,339  $     1,175,046,150
   Due from Brighthouse Life Insurance
     Company............................                    1                    2                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          772,000,638          328,908,453           342,738,339        1,175,046,150
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  206                  291                   134                  137
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    --                    1
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  206                  291                   134                  138
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       772,000,432  $       328,908,162  $        342,738,205  $     1,175,046,012
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       771,819,495  $       328,677,940  $        342,732,903  $     1,175,024,276
   Net assets from contracts in payout..              180,937              230,222                 5,302               21,736
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       772,000,432  $       328,908,162  $        342,738,205  $     1,175,046,012
                                          ===================  ===================  ====================  ===================

                                                  BHFTI
                                                JPMORGAN               BHFTI
                                                SMALL CAP          LOOMIS SAYLES
                                                  VALUE           GLOBAL MARKETS
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         24,296,429  $       157,610,420
   Due from Brighthouse Life Insurance
     Company............................                     1                   --
                                          --------------------  -------------------
       Total Assets.....................            24,296,430          157,610,420
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   258                  137
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                   258                  137
                                          --------------------  -------------------

NET ASSETS..............................  $         24,296,172  $       157,610,283
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         24,287,641  $       157,578,950
   Net assets from contracts in payout..                 8,531               31,333
                                          --------------------  -------------------
       Total Net Assets.................  $         24,296,172  $       157,610,283
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                  BHFTI
                                                 METLIFE             BHFTI MFS               BHFTI                BHFTI
                                               MULTI-INDEX           RESEARCH           MORGAN STANLEY         OPPENHEIMER
                                              TARGETED RISK        INTERNATIONAL        MID CAP GROWTH        GLOBAL EQUITY
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        977,135,475  $       276,582,672  $       246,048,682  $         66,932,092
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    1                     5
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................           977,135,475          276,582,672          246,048,683            66,932,097
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   142                  206                  195                   150
   Due to Brighthouse Life Insurance
     Company............................                    11                    1                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   153                  207                  195                   150
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        977,135,322  $       276,582,465  $       246,048,488  $         66,931,947
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        977,132,637  $       276,448,476  $       246,002,047  $         66,931,947
   Net assets from contracts in payout..                 2,685              133,989               46,441                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        977,135,322  $       276,582,465  $       246,048,488  $         66,931,947
                                          ====================  ===================  ===================  ====================

                                                  BHFTI                                                           BHFTI
                                                PANAGORA               BHFTI                 BHFTI               PYRAMIS
                                                 GLOBAL           PIMCO INFLATION            PIMCO             GOVERNMENT
                                            DIVERSIFIED RISK      PROTECTED BOND         TOTAL RETURN            INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        154,257,012  $       633,945,131  $     1,482,271,074  $        576,103,831
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................           154,257,012          633,945,131        1,482,271,074           576,103,831
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   154                  183                  190                   190
   Due to Brighthouse Life Insurance
     Company............................                    --                    1                    1                     1
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   154                  184                  191                   191
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        154,256,858  $       633,944,947  $     1,482,270,883  $        576,103,640
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        154,216,172  $       633,722,370  $     1,481,853,178  $        576,026,810
   Net assets from contracts in payout..                40,686              222,577              417,705                76,830
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        154,256,858  $       633,944,947  $     1,482,270,883  $        576,103,640
                                          ====================  ===================  ===================  ====================

                                                  BHFTI                BHFTI
                                                SCHRODERS            SCHRODERS
                                                 GLOBAL               GLOBAL
                                             MULTI-ASSET II         MULTI-ASSET
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       509,815,055  $        628,730,300
   Due from Brighthouse Life Insurance
     Company............................                   --                     1
                                          -------------------  --------------------
       Total Assets.....................          509,815,055           628,730,301
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  125                   143
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
       Total Liabilities................                  125                   143
                                          -------------------  --------------------

NET ASSETS..............................  $       509,814,930  $        628,730,158
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       509,803,512  $        628,647,154
   Net assets from contracts in payout..               11,418                83,004
                                          -------------------  --------------------
       Total Net Assets.................  $       509,814,930  $        628,730,158
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                              BHFTI SSGA                                BHFTI T. ROWE        BHFTI T. ROWE
                                              GROWTH AND           BHFTI SSGA            PRICE LARGE           PRICE MID
                                              INCOME ETF           GROWTH ETF             CAP VALUE           CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $     1,340,475,053  $       492,240,154  $       785,053,182  $        500,453,836
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                   47                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................        1,340,475,053          492,240,154          785,053,229           500,453,836
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  145                   98                  257                    72
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  145                   98                  257                    72
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $     1,340,474,908  $       492,240,056  $       785,052,972  $        500,453,764
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     1,340,053,478  $       491,792,744  $       784,544,424  $        500,280,371
   Net assets from contracts in payout..              421,430              447,312              508,548               173,393
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $     1,340,474,908  $       492,240,056  $       785,052,972  $        500,453,764
                                          ===================  ===================  ===================  ====================

                                                                                           BHFTI           BHFTII BAILLIE
                                                BHFTI TCW              BHFTI           WELLS CAPITAL           GIFFORD
                                               CORE FIXED        VICTORY SYCAMORE       MANAGEMENT          INTERNATIONAL
                                                 INCOME            MID CAP VALUE       MID CAP VALUE            STOCK
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $           348,905  $       267,405,157  $       132,289,123  $       250,476,979
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................              348,905          267,405,158          132,289,123          250,476,979
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   95                  191                  134                  116
   Due to Brighthouse Life Insurance
     Company............................                    1                   --                   --                    4
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   96                  191                  134                  120
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $           348,809  $       267,404,967  $       132,288,989  $       250,476,859
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           348,809  $       267,250,057  $       132,222,034  $       250,450,439
   Net assets from contracts in payout..                   --              154,910               66,955               26,420
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $           348,809  $       267,404,967  $       132,288,989  $       250,476,859
                                          ===================  ===================  ===================  ===================

                                                                      BHFTII
                                                 BHFTII              BLACKROCK
                                                BLACKROCK             CAPITAL
                                               BOND INCOME         APPRECIATION
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        72,493,297  $        16,274,051
   Due from Brighthouse Life Insurance
     Company............................                   --                    2
                                          -------------------  -------------------
       Total Assets.....................           72,493,297           16,274,053
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  207                  270
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                  207                  270
                                          -------------------  -------------------

NET ASSETS..............................  $        72,493,090  $        16,273,783
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        72,425,836  $        16,263,755
   Net assets from contracts in payout..               67,254               10,028
                                          -------------------  -------------------
       Total Net Assets.................  $        72,493,090  $        16,273,783
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                 BHFTII                BHFTII                BHFTII                BHFTII
                                                BLACKROCK            BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE
                                               ULTRA-SHORT              ASSET                 ASSET                 ASSET
                                                TERM BOND           ALLOCATION 20         ALLOCATION 40         ALLOCATION 60
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        293,895,529  $        103,669,903  $      3,782,893,040  $      6,576,710,762
   Due from Brighthouse Life Insurance
     Company............................                     1                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           293,895,530           103,669,903         3,782,893,040         6,576,710,763
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   396                   135                    93                   108
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   396                   135                    94                   108
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        293,895,134  $        103,669,768  $      3,782,892,946  $      6,576,710,655
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        293,800,589  $        103,669,768  $      3,778,541,404  $      6,572,845,562
   Net assets from contracts in payout..                94,545                    --             4,351,542             3,865,093
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        293,895,134  $        103,669,768  $      3,782,892,946  $      6,576,710,655
                                          ====================  ====================  ====================  ====================

                                                                                          BHFTII                BHFTII
                                                BHFTII               BHFTII            BRIGHTHOUSE/          BRIGHTHOUSE/
                                              BRIGHTHOUSE         BRIGHTHOUSE/          DIMENSIONAL           WELLINGTON
                                                 ASSET               ARTISAN           INTERNATIONAL          CORE EQUITY
                                             ALLOCATION 80        MID CAP VALUE        SMALL COMPANY         OPPORTUNITIES
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $     5,997,031,358  $       207,336,536  $        72,337,642  $        831,306,430
   Due from Brighthouse Life Insurance
     Company............................                   12                  100                    1                     1
                                          -------------------  -------------------  -------------------  --------------------
        Total Assets....................        5,997,031,370          207,336,636           72,337,643           831,306,431
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   45                   69                  132                   312
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                   45                   69                  132                   312
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $     5,997,031,325  $       207,336,567  $        72,337,511  $        831,306,119
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     5,994,194,473  $       207,043,445  $        72,337,511  $        830,817,586
   Net assets from contracts in payout..            2,836,852              293,122                   --               488,533
                                          -------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $     5,997,031,325  $       207,336,567  $        72,337,511  $        831,306,119
                                          ===================  ===================  ===================  ====================



                                                 BHFTII
                                                FRONTIER               BHFTII
                                             MID CAP GROWTH        JENNISON GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         72,637,929  $        507,080,428
   Due from Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Assets....................            72,637,929           507,080,428
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    79                   140
   Due to Brighthouse Life Insurance
     Company............................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    79                   141
                                          --------------------  --------------------

NET ASSETS..............................  $         72,637,850  $        507,080,287
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         72,606,944  $        506,509,965
   Net assets from contracts in payout..                30,906               570,322
                                          --------------------  --------------------
        Total Net Assets................  $         72,637,850  $        507,080,287
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                 BHFTII               BHFTII              BHFTII
                                              LOOMIS SAYLES        LOOMIS SAYLES          METLIFE
                                                SMALL CAP            SMALL CAP           AGGREGATE         BHFTII METLIFE
                                                  CORE                GROWTH            BOND INDEX       MID CAP STOCK INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        14,483,508  $           344,106  $       313,384,967  $       166,303,995
   Due from Brighthouse Life Insurance
     Company............................                    2                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           14,483,510              344,106          313,384,967          166,303,995
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  177                   49                  166                  162
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  177                   49                  167                  162
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        14,483,333  $           344,057  $       313,384,800  $       166,303,833
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        14,483,333  $           344,057  $       313,362,006  $       166,303,833
   Net assets from contracts in payout..                   --                   --               22,794                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        14,483,333  $           344,057  $       313,384,800  $       166,303,833
                                          ===================  ===================  ===================  ===================



                                            BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE           BHFTII
                                            MSCI EAFE INDEX     RUSSELL 2000 INDEX       STOCK INDEX       MFS TOTAL RETURN
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       122,285,741  $       152,382,278  $        639,076,756  $        42,885,767
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                    --                    1
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          122,285,741          152,382,279           639,076,756           42,885,768
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  135                  132                    94                  200
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  135                  132                    94                  200
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       122,285,606  $       152,382,147  $        639,076,662  $        42,885,568
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       122,285,606  $       152,382,147  $        638,872,843  $        42,857,672
   Net assets from contracts in payout..                   --                   --               203,819               27,896
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       122,285,606  $       152,382,147  $        639,076,662  $        42,885,568
                                          ===================  ===================  ====================  ===================



                                                 BHFTII               BHFTII
                                              MFS VALUE II           MFS VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         4,909,870  $       301,210,008
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................            4,909,870          301,210,008
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   53                  221
   Due to Brighthouse Life Insurance
     Company............................                   --                    6
                                          -------------------  -------------------
       Total Liabilities................                   53                  227
                                          -------------------  -------------------

NET ASSETS..............................  $         4,909,817  $       301,209,781
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,909,817  $       301,091,625
   Net assets from contracts in payout..                   --              118,156
                                          -------------------  -------------------
       Total Net Assets.................  $         4,909,817  $       301,209,781
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                                      BHFTII                BHFTII            BHFTII VANECK
                                           BHFTII NEUBERGER        T. ROWE PRICE         T. ROWE PRICE       GLOBAL NATURAL
                                            BERMAN GENESIS       LARGE CAP GROWTH      SMALL CAP GROWTH         RESOURCES
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       136,038,146  $        261,127,566  $         14,148,587  $        88,061,390
   Due from Brighthouse Life Insurance
     Company............................                    1                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................          136,038,147           261,127,566            14,148,587           88,061,390
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  184                   147                    72                   56
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                  184                   147                    72                   56
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $       136,037,963  $        261,127,419  $         14,148,515  $        88,061,334
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       135,778,183  $        261,093,193  $         14,148,515  $        88,061,334
   Net assets from contracts in payout..              259,780                34,226                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $       136,037,963  $        261,127,419  $         14,148,515  $        88,061,334
                                          ===================  ====================  ====================  ===================

                                             BHFTII WESTERN
                                            ASSET MANAGEMENT     BHFTII WESTERN                                  DEUTSCHE I
                                             STRATEGIC BOND     ASSET MANAGEMENT           BLACKROCK                CROCI
                                              OPPORTUNITIES      U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.    INTERNATIONAL VIP
                                               SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                          -------------------  -------------------  ----------------------  -------------------
ASSETS:
   Investments at fair value............  $     1,066,892,713  $       244,111,302   $          2,999,474   $        12,446,513
   Due from Brighthouse Life Insurance
     Company............................                   19                   --                     --                    --
                                          -------------------  -------------------  ----------------------  -------------------
        Total Assets....................        1,066,892,732          244,111,302              2,999,474            12,446,513
                                          -------------------  -------------------  ----------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  374                  293                    131                     4
   Due to Brighthouse Life Insurance
     Company............................                   --                    1                     --                    --
                                          -------------------  -------------------  ----------------------  -------------------
        Total Liabilities...............                  374                  294                    131                     4
                                          -------------------  -------------------  ----------------------  -------------------

NET ASSETS..............................  $     1,066,892,358  $       244,111,008   $          2,999,343   $        12,446,509
                                          ===================  ===================  ======================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     1,066,538,720  $       244,002,976   $          2,999,343   $        12,446,509
   Net assets from contracts in payout..              353,638              108,032                     --                    --
                                          -------------------  -------------------  ----------------------  -------------------
        Total Net Assets................  $     1,066,892,358  $       244,111,008   $          2,999,343   $        12,446,509
                                          ===================  ===================  ======================  ===================


                                               FEDERATED
                                              HIGH INCOME            FEDERATED
                                                 BOND                 KAUFMAN
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $             2,011  $             58,971
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................                2,011                58,971
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    3                     7
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Liabilities...............                    3                     7
                                          -------------------  --------------------

NET ASSETS..............................  $             2,008  $             58,964
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             2,008  $             58,964
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
        Total Net Assets................  $             2,008  $             58,964
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                              ASSET MANAGER          CONTRAFUND           EQUITY-INCOME       FUNDSMANAGER 50%
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         72,267,999  $        625,750,922  $          4,975,328  $      4,703,906,420
   Due from Brighthouse Life Insurance
     Company............................                    --                     1                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            72,267,999           625,750,923             4,975,328         4,703,906,420
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     4                    73                    --                    --
   Due to Brighthouse Life Insurance
     Company............................                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     5                    73                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         72,267,994  $        625,750,850  $          4,975,328  $      4,703,906,420
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         72,267,994  $        625,749,038  $          4,975,328  $      4,703,906,420
   Net assets from contracts in payout..                    --                 1,812                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         72,267,994  $        625,750,850  $          4,975,328  $      4,703,906,420
                                          ====================  ====================  ====================  ====================

                                                                    FIDELITY VIP
                                              FIDELITY VIP           GOVERNMENT           FIDELITY VIP          FIDELITY VIP
                                            FUNDSMANAGER 60%        MONEY MARKET             GROWTH               INDEX 500
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      2,781,261,557  $         17,602,168  $        177,086,634  $         66,077,867
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         2,781,261,557            17,602,168           177,086,634            66,077,867
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    11                     5                     6
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    11                     6                     6
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      2,781,261,557  $         17,602,157  $        177,086,628  $         66,077,861
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,781,261,557  $         17,602,157  $        177,086,628  $         66,077,861
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      2,781,261,557  $         17,602,157  $        177,086,628  $         66,077,861
                                          ====================  ====================  ====================  ====================


                                              FIDELITY VIP          FIDELITY VIP
                                                 MID CAP              OVERSEAS
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        444,177,864  $          4,543,644
   Due from Brighthouse Life Insurance
     Company............................                     2                    --
                                          --------------------  --------------------
        Total Assets....................           444,177,866             4,543,644
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    32                    --
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    32                    --
                                          --------------------  --------------------

NET ASSETS..............................  $        444,177,834  $          4,543,644
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        444,166,934  $          4,543,644
   Net assets from contracts in payout..                10,900                    --
                                          --------------------  --------------------
        Total Net Assets................  $        444,177,834  $          4,543,644
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                               INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP       FOREIGN VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        259,462,801  $        133,542,972  $        131,376,342  $         70,683,514
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           259,462,801           133,542,972           131,376,342            70,683,514
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    98                    55                    29                    58
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    98                    55                    29                    59
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        259,462,703  $        133,542,917  $        131,376,313  $         70,683,455
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        259,370,484  $        133,536,367  $        131,376,165  $         70,651,760
   Net assets from contracts in payout..                92,219                 6,550                   148                31,695
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        259,462,703  $        133,542,917  $        131,376,313  $         70,683,455
                                          ====================  ====================  ====================  ====================

                                            FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                             GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        207,536,211  $             14,939  $            130,081  $        681,403,312
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           207,536,211                14,939               130,081           681,403,312
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    26                     2                    --                    39
   Due to Brighthouse Life Insurance
     Company............................                    --                    14                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    26                    16                    --                    39
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        207,536,185  $             14,923  $            130,081  $        681,403,273
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        207,515,694  $             14,923  $            130,081  $        681,370,147
   Net assets from contracts in payout..                20,491                    --                    --                33,126
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        207,536,185  $             14,923  $            130,081  $        681,403,273
                                          ====================  ====================  ====================  ====================

                                               INVESCO V.I.         INVESCO V.I.
                                             GROWTH AND INCOME  INTERNATIONAL GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $              1,110  $        269,423,790
   Due from Brighthouse Life Insurance
     Company............................                     2                    --
                                          --------------------  --------------------
        Total Assets....................                 1,112           269,423,790
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     2                    35
   Due to Brighthouse Life Insurance
     Company............................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                     2                    36
                                          --------------------  --------------------

NET ASSETS..............................  $              1,110  $        269,423,754
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              1,110  $        269,413,716
   Net assets from contracts in payout..                    --                10,038
                                          --------------------  --------------------
        Total Net Assets................  $              1,110  $        269,423,754
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                      LMPVET                LMPVET                LMPVET
                                             IVY VIP ASSET     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               STRATEGY          AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $           333,030  $       321,470,047   $        452,130,470   $       224,473,020
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                     --                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Assets.....................              333,030          321,470,048            452,130,470           224,473,020
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   33                  150                     72                    81
   Due to Brighthouse Life Insurance
     Company............................                    1                   --                      3                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Liabilities................                   34                  150                     75                    81
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $           332,996  $       321,469,898   $        452,130,395   $       224,472,939
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           332,996  $       321,439,390   $        452,108,327   $       224,367,485
   Net assets from contracts in payout..                   --               30,508                 22,068               105,454
                                          -------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $           332,996  $       321,469,898   $        452,130,395   $       224,472,939
                                          ===================  ====================  ====================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE       QS VARIABLE
                                            LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH     CONSERVATIVE GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............   $         3,261,728   $         7,016,666  $       113,694,896   $        40,132,589
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................             3,261,728             7,016,666          113,694,896            40,132,589
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    70                    94                  106                    50
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                    70                    94                  106                    50
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................   $         3,261,658   $         7,016,572  $       113,694,790   $        40,132,539
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         3,256,235   $         7,016,572  $       113,685,857   $        40,132,539
   Net assets from contracts in payout..                 5,423                    --                8,933                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................   $         3,261,658   $         7,016,572  $       113,694,790   $        40,132,539
                                          ====================  ====================  ====================  ====================

                                                                      LMPVET
                                                LMPVET              QS VARIABLE
                                          QS VARIABLE GROWTH      MODERATE GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        89,558,280  $           803,890
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           89,558,280              803,890
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   57                   21
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   57                   21
                                          -------------------  -------------------

NET ASSETS..............................  $        89,558,223  $           803,869
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        89,456,057  $           803,869
   Net assets from contracts in payout..              102,166                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        89,558,223  $           803,869
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                             LMPVIT WESTERN
                                             ASSET VARIABLE
                                               GLOBAL HIGH            MFS VIT               MFS VIT             MFS VIT
                                               YIELD BOND         INVESTORS TRUST        NEW DISCOVERY         RESEARCH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         87,572,503  $             6,052  $             6,573  $            21,109
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................            87,572,503                6,052                6,573               21,109
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   118                    9                   10                    9
   Due to Brighthouse Life Insurance
     Company............................                     1                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   119                    9                   10                    9
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         87,572,384  $             6,043  $             6,563  $            21,100
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         87,561,202  $             6,043  $             6,563  $            21,100
   Net assets from contracts in payout..                11,182                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         87,572,384  $             6,043  $             6,563  $            21,100
                                          ====================  ===================  ===================  ===================


                                                                   OPPENHEIMER           OPPENHEIMER          OPPENHEIMER
                                           NEUBERGER BERMAN         VA GLOBAL           VA GOVERNMENT       VA MAIN STREET
                                                GENESIS        MULTI-ALTERNATIVES           MONEY              SMALL CAP
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $             5,512  $           253,700  $              3,223  $       116,688,064
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................                5,512              253,700                 3,223          116,688,064
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    7                   36                     4                   41
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    7                   36                     4                   41
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $             5,505  $           253,664  $              3,219  $       116,688,023
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             5,505  $           253,664  $              3,219  $       116,685,210
   Net assets from contracts in payout..                   --                   --                    --                2,813
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $             5,505  $           253,664  $              3,219  $       116,688,023
                                          ===================  ===================  ====================  ===================


                                                                   OPPENHEIMER
                                               OPPENHEIMER       VA TOTAL RETURN
                                             VA MAIN STREET           BOND
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           113,981  $             2,566
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................              113,981                2,566
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                    4
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   --                    4
                                          -------------------  -------------------

NET ASSETS..............................  $           113,981  $             2,562
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           113,981  $             2,562
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $           113,981  $             2,562
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017


                                               PIMCO VIT
                                               COMMODITY            PIMCO VIT             PIMCO VIT
                                              REALRETURN        EMERGING MARKETS        UNCONSTRAINED         PIONEER VCT
                                               STRATEGY               BOND                  BOND             MID CAP VALUE
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $           463,281  $           921,510  $            564,166  $        69,380,492
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                    1
                                          -------------------  -------------------  --------------------  -------------------
        Total Assets....................              463,281              921,510               564,166           69,380,493
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   38                   39                    31                  104
   Due to Brighthouse Life Insurance
     Company............................                   --                    1                     1                   --
                                          -------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                   38                   40                    32                  104
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $           463,243  $           921,470  $            564,134  $        69,380,389
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           463,243  $           921,470  $            564,134  $        69,380,389
   Net assets from contracts in payout..                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $           463,243  $           921,470  $            564,134  $        69,380,389
                                          ===================  ===================  ====================  ===================


                                                                   T. ROWE PRICE                               T. ROWE PRICE
                                               PIONEER VCT          GOVERNMENT           T. ROWE PRICE         INTERNATIONAL
                                           REAL ESTATE SHARES          MONEY             GROWTH STOCK              STOCK
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            243,772  $           389,381  $          7,996,386  $            517,492
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................               243,772              389,381             7,996,386               517,492
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    58                    9                    --                    --
   Due to Brighthouse Life Insurance
     Company............................                    --                    1                     1                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    58                   10                     1                    --
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            243,714  $           389,371  $          7,996,385  $            517,492
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            243,714  $           389,371  $          7,996,385  $            517,492
   Net assets from contracts in payout..                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            243,714  $           389,371  $          7,996,385  $            517,492
                                          ====================  ===================  ====================  ====================

                                                TAP 1919
                                            VARIABLE SOCIALLY
                                               RESPONSIVE           VIF GLOBAL
                                                BALANCED          INFRASTRUCTURE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $           146,674  $            545,227
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................              146,674               545,227
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   34                    32
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Liabilities...............                   34                    32
                                          -------------------  --------------------

NET ASSETS..............................  $           146,640  $            545,195
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           143,377  $            545,195
   Net assets from contracts in payout..                3,263                    --
                                          -------------------  --------------------
        Total Net Assets................  $           146,640  $            545,195
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                                              AMERICAN FUNDS
                                                ALGER SMALL CAP      AMERICAN FUNDS       AMERICAN FUNDS       GLOBAL SMALL
                                                    GROWTH                BOND             GLOBAL GROWTH      CAPITALIZATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         2,599,798  $         1,944,457  $           494,382
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              678,275            1,477,066            3,610,644            1,301,793
      Administrative charges...............                   --              335,048              754,993              247,434
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              678,275            1,812,114            4,365,637            1,549,227
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (678,275)              787,684          (2,421,180)          (1,054,845)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            1,962,239            9,121,780                   --
      Realized gains (losses) on sale of
        investments........................          (1,023,289)               79,499            9,179,914            1,603,200
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,023,289)            2,041,738           18,301,694            1,603,200
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           13,647,718              174,230           62,144,209           24,178,814
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           12,624,429            2,215,968           80,445,903           25,782,014
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        11,946,154  $         3,003,652  $        78,024,723  $        24,727,169
                                             ===================  ===================  ===================  ===================

                                                                                                               BHFTI ALLIANZ
                                                                                                             GLOBAL INVESTORS
                                               AMERICAN FUNDS       AMERICAN FUNDS       BHFTI AB GLOBAL          DYNAMIC
                                                   GROWTH            GROWTH-INCOME     DYNAMIC ALLOCATION    MULTI-ASSET PLUS
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,750,750  $         5,326,691  $       47,444,610  $         1,456,826
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,269,628            4,797,141          36,542,697            1,061,393
      Administrative charges...............            1,839,124              877,025           7,975,114              240,198
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................           11,108,752            5,674,166          44,517,811            1,301,591
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....          (7,358,002)            (347,475)           2,926,799              155,235
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           73,699,581           24,792,459                  --                   --
      Realized gains (losses) on sale of
        investments........................           27,566,455            8,058,280          42,727,382              152,771
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......          101,266,036           32,850,739          42,727,382              152,771
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           85,965,988           39,728,258         319,629,552           12,311,039
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          187,232,024           72,578,997         362,356,934           12,463,810
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       179,874,022  $        72,231,522  $      365,283,733  $        12,619,045
                                             ===================  ===================  ==================  ===================

                                                     BHFTI
                                                AMERICAN FUNDS            BHFTI
                                                   BALANCED          AMERICAN FUNDS
                                                  ALLOCATION        GROWTH ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        49,183,865  $        23,304,954
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           41,914,699           24,646,753
      Administrative charges...............            8,225,021            4,680,372
                                             -------------------  -------------------
        Total expenses.....................           50,139,720           29,327,125
                                             -------------------  -------------------
          Net investment income (loss).....            (955,855)          (6,022,171)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          165,207,340          119,321,364
      Realized gains (losses) on sale of
        investments........................           26,922,683           18,232,504
                                             -------------------  -------------------
          Net realized gains (losses)......          192,130,023          137,553,868
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          272,500,716          201,023,064
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          464,630,739          338,576,932
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       463,674,884  $       332,554,761
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                     BHFTI               BHFTI              BHFTI AQR              BHFTI
                                                AMERICAN FUNDS      AMERICAN FUNDS         GLOBAL RISK       BLACKROCK GLOBAL
                                                    GROWTH        MODERATE ALLOCATION       BALANCED        TACTICAL STRATEGIES
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,853,953  $        28,636,356  $        40,435,068  $        34,290,918
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,992,942           20,409,093           27,100,302           57,929,042
      Administrative charges...............            1,773,733            4,036,245            5,907,023           12,621,666
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           10,766,675           24,445,338           33,007,325           70,550,708
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (7,912,722)            4,191,018            7,427,743         (36,259,790)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           75,090,685           70,174,806          113,268,421           61,723,652
      Realized gains (losses) on sale of
        investments........................           13,469,757           11,047,286         (35,356,095)           20,608,819
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           88,560,442           81,222,092           77,912,326           82,332,471
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           83,091,838           87,897,810          103,255,195          517,966,691
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          171,652,280          169,119,902          181,167,521          600,299,162
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       163,739,558  $       173,310,920  $       188,595,264  $       564,039,372
                                             ===================  ===================  ===================  ===================

                                                                          BHFTI
                                                     BHFTI             BRIGHTHOUSE            BHFTI                 BHFTI
                                                   BLACKROCK              ASSET            BRIGHTHOUSE           BRIGHTHOUSE
                                                  HIGH YIELD         ALLOCATION 100       BALANCED PLUS        SMALL CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        12,768,348  $         7,293,705  $       116,756,560  $         2,364,678
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,044,146            7,956,693           85,771,893            3,492,219
      Administrative charges...............              583,478            1,466,097           18,693,013              629,624
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,627,624            9,422,790          104,464,906            4,121,843
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            9,140,724          (2,129,085)           12,291,654          (1,757,165)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           32,431,756          371,439,824            9,323,996
      Realized gains (losses) on sale of
        investments........................            (822,661)            9,400,609           29,356,601            4,605,951
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            (822,661)           41,832,365          400,796,425           13,929,947
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            5,655,528           72,242,761          741,072,715           12,394,934
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,832,867          114,075,126        1,141,869,140           26,324,881
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,973,591  $       111,946,041  $     1,154,160,794  $        24,567,716
                                             ===================  ===================  ===================  ===================

                                                    BHFTI                BHFTI
                                                BRIGHTHOUSE/         BRIGHTHOUSE/
                                              ABERDEEN EMERGING         ARTISAN
                                               MARKETS EQUITY        INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,466,035  $             3,342
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            5,217,619                2,777
      Administrative charges...............            1,019,806                  724
                                             -------------------  -------------------
        Total expenses.....................            6,237,425                3,501
                                             -------------------  -------------------
          Net investment income (loss).....          (1,771,390)                (159)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            3,763,733                4,497
                                             -------------------  -------------------
          Net realized gains (losses)......            3,763,733                4,497
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           92,752,976               69,858
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           96,516,709               74,355
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        94,745,319  $            74,196
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                        BHFTI               BHFTI                BHFTI
                                                    BHFTI           BRIGHTHOUSE/        BRIGHTHOUSE/         BRIGHTHOUSE/
                                                BRIGHTHOUSE/        FRANKLIN LOW          TEMPLETON           WELLINGTON
                                                 EATON VANCE          DURATION          INTERNATIONAL          LARGE CAP
                                                FLOATING RATE       TOTAL RETURN            BOND               RESEARCH
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        2,478,368  $        2,066,152  $                --  $           152,895
                                             ------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             872,864           1,915,506              480,734              229,270
      Administrative charges...............             162,072             367,349               95,832               39,794
                                             ------------------  ------------------  -------------------  -------------------
        Total expenses.....................           1,034,936           2,282,855              576,566              269,064
                                             ------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....           1,443,432           (216,703)            (576,566)            (116,169)
                                             ------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                  --               15,120              598,609
      Realized gains (losses) on sale of
        investments........................            (53,124)           (390,677)            (462,652)              764,449
                                             ------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            (53,124)           (390,677)            (447,532)            1,363,058
                                             ------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (68,826)             267,632              521,996            1,659,259
                                             ------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (121,950)           (123,045)               74,464            3,022,317
                                             ------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        1,321,482  $        (339,748)  $         (502,102)  $         2,906,148
                                             ==================  ==================  ===================  ===================


                                                                          BHFTI
                                                 BHFTI CLARION         CLEARBRIDGE             BHFTI            BHFTI INVESCO
                                                    GLOBAL             AGGRESSIVE         HARRIS OAKMARK        BALANCED-RISK
                                                  REAL ESTATE            GROWTH            INTERNATIONAL         ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,093,063  $         3,431,594  $        10,240,956  $        38,285,765
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,323,565            6,337,724            8,338,417           11,470,343
      Administrative charges...............              657,397            1,182,795            1,569,645            2,533,807
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,980,962            7,520,519            9,908,062           14,004,150
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            5,112,101          (4,088,925)              332,894           24,281,615
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --           53,071,316
      Realized gains (losses) on sale of
        investments........................              953,425           29,759,077            5,584,866          (2,075,991)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              953,425           29,759,077            5,584,866           50,995,325
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           17,029,988           47,043,082          149,582,110            7,636,567
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           17,983,413           76,802,159          155,166,976           58,631,892
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        23,095,514  $        72,713,234  $       155,499,870  $        82,913,507
                                             ===================  ===================  ===================  ===================



                                                                      BHFTI INVESCO
                                                 BHFTI INVESCO          SMALL CAP
                                                   COMSTOCK              GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        16,791,700  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,787,543            4,038,881
      Administrative charges...............            1,840,687              773,124
                                             -------------------  -------------------
        Total expenses.....................           10,628,230            4,812,005
                                             -------------------  -------------------
          Net investment income (loss).....            6,163,470          (4,812,005)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           22,096,904           33,670,996
      Realized gains (losses) on sale of
        investments........................           19,982,008            (978,399)
                                             -------------------  -------------------
          Net realized gains (losses)......           42,078,912           32,692,597
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           65,142,068           38,230,394
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          107,220,980           70,922,991
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       113,384,450  $        66,110,986
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                         BHFTI                BHFTI
                                                     BHFTI             JPMORGAN             JPMORGAN              BHFTI
                                                   JPMORGAN          GLOBAL ACTIVE          SMALL CAP         LOOMIS SAYLES
                                                   CORE BOND          ALLOCATION              VALUE          GLOBAL MARKETS
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         8,479,367  $       27,738,386  $           323,173  $        2,150,786
                                             -------------------  ------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,412,010          12,282,000              360,093           2,006,821
      Administrative charges...............              854,194           2,732,101               60,761             385,964
                                             -------------------  ------------------  -------------------  ------------------
        Total expenses.....................            5,266,204          15,014,101              420,854           2,392,785
                                             -------------------  ------------------  -------------------  ------------------
          Net investment income (loss).....            3,213,163          12,724,285             (97,681)           (241,999)
                                             -------------------  ------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --            1,181,118             673,290
      Realized gains (losses) on sale of
        investments........................            (446,588)           3,695,229              605,129           6,647,498
                                             -------------------  ------------------  -------------------  ------------------
          Net realized gains (losses)......            (446,588)           3,695,229            1,786,247           7,320,788
                                             -------------------  ------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            3,170,997         137,342,920          (1,282,680)          22,475,051
                                             -------------------  ------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,724,409         141,038,149              503,567          29,795,839
                                             -------------------  ------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,937,572  $      153,762,434  $           405,886  $       29,553,840
                                             ===================  ==================  ===================  ==================

                                                    BHFTI
                                                   METLIFE            BHFTI MFS              BHFTI                BHFTI
                                                 MULTI-INDEX          RESEARCH          MORGAN STANLEY         OPPENHEIMER
                                                TARGETED RISK       INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       13,370,488  $         4,601,846  $          351,283  $           587,088
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           9,755,237            3,518,429           2,744,000              762,074
      Administrative charges...............           2,217,870              637,058             572,950              161,185
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................          11,973,107            4,155,487           3,316,950              923,259
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....           1,397,381              446,359         (2,965,667)            (336,171)
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          24,348,363                   --                  --                   --
      Realized gains (losses) on sale of
        investments........................           2,815,926            2,242,836          12,871,438            3,052,759
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......          27,164,289            2,242,836          12,871,438            3,052,759
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          90,781,737           58,482,287          63,770,550           16,543,515
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         117,946,026           60,725,123          76,641,988           19,596,274
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      119,343,407  $        61,171,482  $       73,676,321  $        19,260,103
                                             ==================  ===================  ==================  ===================

                                                    BHFTI
                                                  PANAGORA              BHFTI
                                                   GLOBAL          PIMCO INFLATION
                                              DIVERSIFIED RISK     PROTECTED BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               --  $         9,901,552
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,712,886            8,408,587
      Administrative charges...............             368,172            1,585,056
                                             ------------------  -------------------
        Total expenses.....................           2,081,058            9,993,643
                                             ------------------  -------------------
          Net investment income (loss).....         (2,081,058)             (92,091)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --
      Realized gains (losses) on sale of
        investments........................             840,931          (3,837,350)
                                             ------------------  -------------------
          Net realized gains (losses)......             840,931          (3,837,350)
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          16,579,211           15,545,424
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          17,420,142           11,708,074
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       15,339,084  $        11,615,983
                                             ==================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                        BHFTI               BHFTI               BHFTI
                                                    BHFTI              PYRAMIS            SCHRODERS           SCHRODERS
                                                    PIMCO            GOVERNMENT            GLOBAL              GLOBAL
                                                TOTAL RETURN           INCOME          MULTI-ASSET II        MULTI-ASSET
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       25,907,924  $       13,114,388  $        4,610,795  $         4,768,867
                                             ------------------  ------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          19,292,174           6,783,099           5,325,005            6,874,023
      Administrative charges...............           3,595,340           1,495,086           1,145,094            1,499,434
                                             ------------------  ------------------  ------------------  -------------------
        Total expenses.....................          22,887,514           8,278,185           6,470,099            8,373,457
                                             ------------------  ------------------  ------------------  -------------------
          Net investment income (loss).....           3,020,410           4,836,203         (1,859,304)          (3,604,590)
                                             ------------------  ------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           7,359,886                  --              37,184           11,435,548
      Realized gains (losses) on sale of
        investments........................         (2,436,345)         (1,658,617)           1,539,961            3,842,618
                                             ------------------  ------------------  ------------------  -------------------
          Net realized gains (losses)......           4,923,541         (1,658,617)           1,577,145           15,278,166
                                             ------------------  ------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          34,142,363           4,162,809          63,070,063           60,435,835
                                             ------------------  ------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          39,065,904           2,504,192          64,647,208           75,714,001
                                             ------------------  ------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       42,086,314  $        7,340,395  $       62,787,904  $        72,109,411
                                             ==================  ==================  ==================  ===================


                                                 BHFTI SSGA                              BHFTI T. ROWE       BHFTI T. ROWE
                                                 GROWTH AND          BHFTI SSGA           PRICE LARGE          PRICE MID
                                                 INCOME ETF          GROWTH ETF            CAP VALUE          CAP GROWTH
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $       32,077,992  $         9,973,899  $       15,824,601  $               --
                                             ------------------  -------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          16,430,083            6,112,256          10,016,402           6,454,788
      Administrative charges...............           3,291,694            1,184,885           1,475,320           1,215,885
                                             ------------------  -------------------  ------------------  ------------------
        Total expenses.....................          19,721,777            7,297,141          11,491,722           7,670,673
                                             ------------------  -------------------  ------------------  ------------------
          Net investment income (loss).....          12,356,215            2,676,758           4,332,879         (7,670,673)
                                             ------------------  -------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           4,023,720            5,026,529          64,490,580          43,007,523
      Realized gains (losses) on sale of
        investments........................           9,999,968            6,436,347          16,663,875          10,624,150
                                             ------------------  -------------------  ------------------  ------------------
          Net realized gains (losses)......          14,023,688           11,462,876          81,154,455          53,631,673
                                             ------------------  -------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         148,330,223           63,757,992          23,473,469          53,531,645
                                             ------------------  -------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         162,353,911           75,220,868         104,627,924         107,163,318
                                             ------------------  -------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      174,710,126  $        77,897,626  $      108,960,803  $       99,492,645
                                             ==================  ===================  ==================  ==================


                                                  BHFTI TCW             BHFTI
                                                 CORE FIXED       VICTORY SYCAMORE
                                                   INCOME           MID CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $            4,986  $        2,394,726
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               3,420           3,287,998
      Administrative charges...............                 726             648,022
                                             ------------------  ------------------
        Total expenses.....................               4,146           3,936,020
                                             ------------------  ------------------
          Net investment income (loss).....                 840         (1,541,294)
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 445                  --
      Realized gains (losses) on sale of
        investments........................                 100           3,956,792
                                             ------------------  ------------------
          Net realized gains (losses)......                 545           3,956,792
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................               3,039          17,532,121
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               3,584          21,488,913
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            4,424  $       19,947,619
                                             ==================  ==================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI           BHFTII BAILLIE                                BHFTII
                                                WELLS CAPITAL           GIFFORD              BHFTII              BLACKROCK
                                                 MANAGEMENT          INTERNATIONAL          BLACKROCK             CAPITAL
                                                MID CAP VALUE            STOCK             BOND INCOME         APPRECIATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,403,162  $         2,421,411  $         2,151,376  $            14,502
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,770,429            3,096,684              956,971              214,713
      Administrative charges...............              330,315              602,477              166,634               34,278
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            2,100,744            3,699,161            1,123,605              248,991
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (697,582)          (1,277,750)            1,027,771            (234,489)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --              354,708
      Realized gains (losses) on sale of
        investments........................          (1,645,622)            9,549,601            (171,050)              730,759
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,645,622)            9,549,601            (171,050)            1,085,467
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           13,867,059           59,912,485              803,645            3,422,388
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           12,221,437           69,462,086              632,595            4,507,855
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        11,523,855  $        68,184,336  $         1,660,366  $         4,273,366
                                             ===================  ===================  ===================  ===================

                                                   BHFTII               BHFTII               BHFTII                BHFTII
                                                  BLACKROCK           BRIGHTHOUSE          BRIGHTHOUSE           BRIGHTHOUSE
                                                 ULTRA-SHORT             ASSET                ASSET                 ASSET
                                                  TERM BOND          ALLOCATION 20        ALLOCATION 40         ALLOCATION 60
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           283,707  $         1,985,496  $        76,187,504  $       112,627,203
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,206,635            1,289,789           51,031,234           85,906,971
      Administrative charges...............              790,795              246,295            9,654,480           16,269,377
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            4,997,430            1,536,084           60,685,714          102,176,348
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (4,713,723)              449,412           15,501,790           10,450,855
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                6,471            1,539,415          119,349,523          258,625,430
      Realized gains (losses) on sale of
        investments........................              307,961            (353,349)         (23,328,526)         (29,219,163)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              314,432            1,186,066           96,020,997          229,406,267
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,454,741            3,481,913          220,726,273          555,132,167
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,769,173            4,667,979          316,747,270          784,538,434
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,944,550)  $         5,117,391  $       332,249,060  $       794,989,289
                                             ===================  ===================  ===================  ===================

                                                    BHFTII               BHFTII
                                                  BRIGHTHOUSE         BRIGHTHOUSE/
                                                     ASSET               ARTISAN
                                                 ALLOCATION 80        MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        90,252,615  $         1,075,456
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           79,220,628            2,851,506
      Administrative charges...............           14,570,555              494,050
                                             -------------------  -------------------
        Total expenses.....................           93,791,183            3,345,556
                                             -------------------  -------------------
          Net investment income (loss).....          (3,538,568)          (2,270,100)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          319,644,678                   --
      Realized gains (losses) on sale of
        investments........................         (12,956,528)            3,297,254
                                             -------------------  -------------------
          Net realized gains (losses)......          306,688,150            3,297,254
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          626,696,463           20,503,443
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          933,384,613           23,800,697
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       929,846,045  $        21,530,597
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                   BHFTII               BHFTII
                                                BRIGHTHOUSE/         BRIGHTHOUSE/
                                                 DIMENSIONAL          WELLINGTON             BHFTII
                                                INTERNATIONAL         CORE EQUITY           FRONTIER              BHFTII
                                                SMALL COMPANY        OPPORTUNITIES       MID CAP GROWTH       JENNISON GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,280,472  $        11,847,249  $               --  $           426,376
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              858,611           10,288,416             943,529            6,565,442
      Administrative charges...............              161,562            1,994,168             175,462            1,196,966
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            1,020,173           12,282,584           1,118,991            7,762,408
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....              260,299            (435,335)         (1,118,991)          (7,336,032)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,949,500           30,038,797           1,822,177           34,865,168
      Realized gains (losses) on sale of
        investments........................               66,860            6,081,820             754,705           17,801,416
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            3,016,360           36,120,617           2,576,882           52,666,584
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           12,784,945           92,842,966          12,960,773           99,113,551
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           15,801,305          128,963,583          15,537,655          151,780,135
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        16,061,604  $       128,528,248  $       14,418,664  $       144,444,103
                                             ===================  ===================  ==================  ===================


                                                   BHFTII               BHFTII               BHFTII
                                                LOOMIS SAYLES        LOOMIS SAYLES           METLIFE
                                                  SMALL CAP            SMALL CAP            AGGREGATE         BHFTII METLIFE
                                                    CORE                GROWTH             BOND INDEX       MID CAP STOCK INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             8,848  $               --  $         8,336,773  $         1,928,971
                                             -------------------  ------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              200,544               2,779            3,697,929            2,075,905
      Administrative charges...............               33,750                 703              749,658              309,210
                                             -------------------  ------------------  -------------------  --------------------
        Total expenses.....................              234,294               3,482            4,447,587            2,385,115
                                             -------------------  ------------------  -------------------  --------------------
          Net investment income (loss).....            (225,446)             (3,482)            3,889,186            (456,144)
                                             -------------------  ------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              861,884              15,483                   --           10,124,455
      Realized gains (losses) on sale of
        investments........................              400,695               (494)            (660,920)            3,388,699
                                             -------------------  ------------------  -------------------  --------------------
          Net realized gains (losses)......            1,262,579              14,989            (660,920)           13,513,154
                                             -------------------  ------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              669,618              60,562            1,302,889            7,969,638
                                             -------------------  ------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,932,197              75,551              641,969           21,482,792
                                             -------------------  ------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,706,751  $           72,069  $         4,531,155  $        21,026,648
                                             ===================  ==================  ===================  ====================




                                                BHFTII METLIFE      BHFTII METLIFE
                                                MSCI EAFE INDEX   RUSSELL 2000 INDEX
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,883,860  $         1,493,576
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,457,750            1,924,752
      Administrative charges...............              242,603              329,340
                                             -------------------  -------------------
        Total expenses.....................            1,700,353            2,254,092
                                             -------------------  -------------------
          Net investment income (loss).....            1,183,507            (760,516)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            5,994,949
      Realized gains (losses) on sale of
        investments........................            1,292,395            4,566,154
                                             -------------------  -------------------
          Net realized gains (losses)......            1,292,395           10,561,103
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           20,812,992            7,807,137
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           22,105,387           18,368,240
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        23,288,894  $        17,607,724
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                               BHFTII METLIFE           BHFTII               BHFTII              BHFTII
                                                 STOCK INDEX       MFS TOTAL RETURN       MFS VALUE II          MFS VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,896,402  $        1,015,017  $           126,226  $         5,511,361
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,214,996             569,745               60,851            3,873,979
      Administrative charges...............            1,352,467              83,104                3,009              707,716
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            9,567,463             652,849               63,860            4,581,695
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....              328,939             362,168               62,366              929,666
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           17,755,481           2,232,589                   --           17,864,710
      Realized gains (losses) on sale of
        investments........................           27,637,847             796,307             (55,584)            2,193,874
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......           45,393,328           3,028,896             (55,584)           20,058,584
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           63,946,259             859,219              276,906           22,256,899
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          109,339,587           3,888,115              221,322           42,315,483
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       109,668,526  $        4,250,283  $           283,688  $        43,245,149
                                             ===================  ==================  ===================  ===================


                                                                        BHFTII               BHFTII            BHFTII VANECK
                                               BHFTII NEUBERGER      T. ROWE PRICE        T. ROWE PRICE       GLOBAL NATURAL
                                                BERMAN GENESIS     LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           258,259  $           213,406  $            23,269  $               --
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,811,201            3,112,565              175,138           1,062,561
      Administrative charges...............              303,405              569,432               17,474             208,224
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................            2,114,606            3,681,997              192,612           1,270,785
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....          (1,856,347)          (3,468,591)            (169,343)         (1,270,785)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,917,098           14,130,837              821,981                  --
      Realized gains (losses) on sale of
        investments........................            5,425,921            2,004,351              424,089         (2,828,419)
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......           16,343,019           16,135,188            1,246,070         (2,828,419)
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            2,627,338           49,834,910            1,478,283           2,914,102
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           18,970,357           65,970,098            2,724,353              85,683
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        17,114,010  $        62,501,507  $         2,555,010  $      (1,185,102)
                                             ===================  ===================  ===================  ==================

                                                BHFTII WESTERN
                                               ASSET MANAGEMENT      BHFTII WESTERN
                                                STRATEGIC BOND      ASSET MANAGEMENT
                                                 OPPORTUNITIES       U.S. GOVERNMENT
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        41,121,447  $         6,019,981
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           12,545,420            2,924,457
      Administrative charges...............            2,644,471              617,198
                                             -------------------  -------------------
        Total expenses.....................           15,189,891            3,541,655
                                             -------------------  -------------------
          Net investment income (loss).....           25,931,556            2,478,326
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            4,460,578            (511,303)
                                             -------------------  -------------------
          Net realized gains (losses)......            4,460,578            (511,303)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           37,755,554          (1,336,727)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           42,216,132          (1,848,030)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        68,147,688  $           630,296
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                          DEUTSCHE I            FEDERATED
                                                    BLACKROCK                CROCI             HIGH INCOME           FEDERATED
                                             GLOBAL ALLOCATION V.I.    INTERNATIONAL VIP          BOND                KAUFMAN
                                                   SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ----------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $            37,030    $            843,159  $             1,871  $                --
                                             ----------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                30,843                 162,095                  116                  749
      Administrative charges...............                 6,375                      --                   --                   --
                                             ----------------------  --------------------  -------------------  -------------------
        Total expenses.....................                37,218                 162,095                  116                  749
                                             ----------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....                 (188)                 681,064                1,755                (749)
                                             ----------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                34,448                      --                   --                5,496
      Realized gains (losses) on sale of
        investments........................                 7,707               (485,504)              (1,501)                  332
                                             ----------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......                42,155               (485,504)              (1,501)                5,828
                                             ----------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               283,220               2,004,714                  414                7,443
                                             ----------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               325,375               1,519,210              (1,087)               13,271
                                             ----------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           325,187    $          2,200,274  $               668  $            12,522
                                             ======================  ====================  ===================  ===================


                                                FIDELITY VIP          FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                ASSET MANAGER          CONTRAFUND          EQUITY-INCOME      FUNDSMANAGER 50%
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,325,125  $         5,503,582  $             81,678  $        52,799,208
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              972,960            7,256,018                66,980           91,656,251
      Administrative charges...............                   --              937,576                    --                   --
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              972,960            8,193,594                66,980           91,656,251
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....              352,165          (2,690,012)                14,698         (38,857,043)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,049,516           32,268,874                99,349           28,427,300
      Realized gains (losses) on sale of
        investments........................            (143,899)           19,977,829                 7,518           39,394,247
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            7,905,617           52,246,703               106,867           67,821,547
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              276,145           61,091,851               395,750          504,990,287
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            8,181,762          113,338,554               502,617          572,811,834
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,533,927  $       110,648,542  $            517,315  $       533,954,791
                                             ===================  ===================  ====================  ===================

                                                                      FIDELITY VIP
                                                 FIDELITY VIP          GOVERNMENT
                                               FUNDSMANAGER 60%       MONEY MARKET
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        29,306,741  $           122,515
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           58,574,683              246,280
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................           58,574,683              246,280
                                             -------------------  -------------------
          Net investment income (loss).....         (29,267,942)            (123,765)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           62,975,761                   --
      Realized gains (losses) on sale of
        investments........................          132,447,044                   --
                                             -------------------  -------------------
          Net realized gains (losses)......          195,422,805                   --
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          244,571,811                   --
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          439,994,616                   --
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       410,726,674  $         (123,765)
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                 FIDELITY VIP         FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                                    GROWTH              INDEX 500             MID CAP              OVERSEAS
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           358,487  $          1,128,111  $         2,066,348  $            60,315
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,219,675               858,587            4,728,781               52,777
      Administrative charges...............                   --                    --            1,053,663                   --
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            2,219,675               858,587            5,782,444               52,777
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....          (1,861,188)               269,524          (3,716,096)                7,538
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           11,800,119               206,334           19,760,622                3,939
      Realized gains (losses) on sale of
        investments........................            6,296,969             3,884,025            6,666,968               53,556
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....           18,097,088             4,090,359           26,427,590               57,495
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           30,252,875             7,335,146           51,034,462              990,001
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           48,349,963            11,425,505           77,462,052            1,047,496
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        46,488,775  $         11,695,029  $        73,745,956  $         1,055,034
                                             ===================  ====================  ===================  ===================

                                               FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                 INCOME VIP         MUTUAL SHARES VIP   SMALL CAP VALUE VIP       FOREIGN VIP
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        10,717,335  $          2,996,623  $           655,980  $         1,843,814
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,871,657             1,506,463            1,387,038            1,090,083
      Administrative charges...............              645,404               333,970              314,219              175,603
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            3,517,061             1,840,433            1,701,257            1,265,686
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            7,200,274             1,156,190          (1,045,277)              578,128
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             5,434,320            8,971,753                   --
      Realized gains (losses) on sale of
        investments........................            1,254,900             1,804,524            1,302,844             (35,143)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            1,254,900             7,238,844           10,274,597             (35,143)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           12,035,192               588,955            2,044,449            9,092,479
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,290,092             7,827,799           12,319,046            9,057,336
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        20,490,366  $          8,983,989  $        11,273,769  $         9,635,464
                                             ===================  ====================  ===================  ===================

                                               FTVIPT TEMPLETON      INVESCO V.I.
                                                GLOBAL BOND VIP   AMERICAN FRANCHISE
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $                11
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,323,424                  197
      Administrative charges...............              530,855                   --
                                             -------------------  -------------------
        Total expenses.....................            2,854,279                  197
                                             -------------------  -------------------
           Net investment income (loss)....          (2,854,279)                (186)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              686,379                1,117
      Realized gains (losses) on sale of
        investments........................          (1,274,647)                   92
                                             -------------------  -------------------
           Net realized gains (losses).....            (588,268)                1,209
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,800,233                2,125
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,211,965                3,334
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,357,686  $             3,148
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                INVESCO V.I.          INVESCO V.I.        INVESCO V.I.          INVESCO V.I.
                                                 CORE EQUITY        EQUITY AND INCOME   GROWTH AND INCOME   INTERNATIONAL GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             1,304  $         9,641,383  $                16  $          3,258,075
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                1,891            7,441,664                   13             2,910,902
      Administrative charges...............                   --            1,642,631                   --               653,987
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................                1,891            9,084,295                   13             3,564,889
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                (587)              557,088                    3             (306,814)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                6,533           12,041,776                   44                    --
      Realized gains (losses) on sale of
        investments........................               13,984            9,229,216                   13             7,444,149
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               20,517           21,270,992                   57             7,444,149
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              (4,684)           37,279,662                   68            42,782,098
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               15,833           58,550,654                  125            50,226,247
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            15,246  $        59,107,742  $               128  $         49,919,433
                                             ===================  ===================  ===================  ====================

                                                                          LMPVET                LMPVET                LMPVET
                                                 IVY VIP ASSET     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                   STRATEGY          AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $              4,985   $         1,544,566  $          5,075,912  $         2,874,347
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 3,002             3,630,405             4,907,229            2,416,216
      Administrative charges...............                   742               769,847             1,060,499              522,765
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................                 3,744             4,400,252             5,967,728            2,938,981
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....                 1,241           (2,855,686)             (891,816)             (64,634)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            20,239,941            14,731,011                   --
      Realized gains (losses) on sale of
        investments........................               (2,480)             8,493,902            14,123,943            6,426,078
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....               (2,480)            28,733,843            28,854,954            6,426,078
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                47,423            16,514,276            42,828,296           27,815,865
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                44,943            45,248,119            71,683,250           34,241,943
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             46,184   $        42,392,433  $         70,791,434  $        34,177,309
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $              6,974  $            93,633
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                48,626              110,328
      Administrative charges...............                 7,762               18,256
                                             --------------------  --------------------
        Total expenses.....................                56,388              128,584
                                             --------------------  --------------------
           Net investment income (loss)....              (49,414)             (34,951)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               180,116              201,267
      Realized gains (losses) on sale of
        investments........................               158,039              453,051
                                             --------------------  --------------------
           Net realized gains (losses).....               338,155              654,318
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               377,477              287,048
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               715,632              941,366
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            666,218  $           906,415
                                             ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                    LMPVET                LMPVET                                    LMPVET
                                             CLEARBRIDGE VARIABLE       QS VARIABLE            LMPVET             QS VARIABLE
                                               SMALL CAP GROWTH     CONSERVATIVE GROWTH  QS VARIABLE GROWTH     MODERATE GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................   $               --   $           931,390   $         1,550,120  $           16,535
                                             --------------------  --------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,258,851               438,509               961,076              11,934
      Administrative charges...............              266,258                98,949               215,630               2,153
                                             --------------------  --------------------  -------------------  ------------------
        Total expenses.....................            1,525,109               537,458             1,176,706              14,087
                                             --------------------  --------------------  -------------------  ------------------
          Net investment income (loss).....          (1,525,109)               393,932               373,414               2,448
                                             --------------------  --------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,318,704             4,166,388            13,731,592             133,565
      Realized gains (losses) on sale of
        investments........................            3,975,885               819,915             1,995,850              66,150
                                             --------------------  --------------------  -------------------  ------------------
          Net realized gains (losses)......            6,294,589             4,986,303            15,727,442             199,715
                                             --------------------  --------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           17,263,633             (875,884)           (1,965,464)            (83,073)
                                             --------------------  --------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           23,558,222             4,110,419            13,761,978             116,642
                                             --------------------  --------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $       22,033,113   $         4,504,351   $        14,135,392  $          119,090
                                             ====================  ====================  ===================  ==================

                                               LMPVIT WESTERN
                                               ASSET VARIABLE
                                                 GLOBAL HIGH            MFS VIT              MFS VIT             MFS VIT
                                                 YIELD BOND         INVESTORS TRUST       NEW DISCOVERY         RESEARCH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,585,737  $               40  $                --  $               265
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,024,237                  91                  250                  274
      Administrative charges...............              220,275                  --                   --                   --
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            1,244,512                  91                  250                  274
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....            3,341,225                (51)                (250)                  (9)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                 218                  112                1,299
      Realized gains (losses) on sale of
        investments........................            (676,542)               1,022                4,570                1,385
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            (676,542)               1,240                4,682                2,684
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,451,528                 111                (417)                1,215
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,774,986               1,351                4,265                3,899
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,116,211  $            1,300  $             4,015  $             3,890
                                             ===================  ==================  ===================  ===================


                                                                      OPPENHEIMER
                                              NEUBERGER BERMAN         VA GLOBAL
                                                   GENESIS        MULTI-ALTERNATIVES
                                                 SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                6  $             1,803
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  60                1,493
      Administrative charges...............                  --                  357
                                             ------------------  -------------------
        Total expenses.....................                  60                1,850
                                             ------------------  -------------------
          Net investment income (loss).....                (54)                 (47)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 902                   --
      Realized gains (losses) on sale of
        investments........................                 592                 (90)
                                             ------------------  -------------------
          Net realized gains (losses)......               1,494                 (90)
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               (493)              (3,134)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               1,001              (3,224)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              947  $           (3,271)
                                             ==================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                 OPPENHEIMER          OPPENHEIMER                             OPPENHEIMER
                                                VA GOVERNMENT       VA MAIN STREET        OPPENHEIMER       VA TOTAL RETURN
                                                    MONEY              SMALL CAP        VA MAIN STREET           BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                13  $          746,965  $            1,364  $                61
                                             -------------------  ------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                   45           1,284,702               1,527                   41
      Administrative charges...............                   --             287,241                  --                   --
                                             -------------------  ------------------  ------------------  -------------------
        Total expenses.....................                   45           1,571,943               1,527                   41
                                             -------------------  ------------------  ------------------  -------------------
          Net investment income (loss).....                 (32)           (824,978)               (163)                   20
                                             -------------------  ------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           6,226,543               1,830                   --
      Realized gains (losses) on sale of
        investments........................                   --           3,906,405               1,291                (967)
                                             -------------------  ------------------  ------------------  -------------------
          Net realized gains (losses)......                   --          10,132,948               3,121                (967)
                                             -------------------  ------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                   --           4,224,374              12,465                1,045
                                             -------------------  ------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                   --          14,357,322              15,586                   78
                                             -------------------  ------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              (32)  $       13,532,344  $           15,423  $                98
                                             ===================  ==================  ==================  ===================

                                                  PIMCO VIT
                                                  COMMODITY            PIMCO VIT           PIMCO VIT
                                                 REALRETURN        EMERGING MARKETS      UNCONSTRAINED         PIONEER VCT
                                                  STRATEGY               BOND                BOND             MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            50,202  $           41,844  $            7,853  $           418,407
                                             -------------------  ------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                4,854               8,745               6,132              767,537
      Administrative charges...............                1,138               1,828               1,387              168,136
                                             -------------------  ------------------  ------------------  -------------------
        Total expenses.....................                5,992              10,573               7,519              935,673
                                             -------------------  ------------------  ------------------  -------------------
          Net investment income (loss).....               44,210              31,271                 334            (517,266)
                                             -------------------  ------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --                  --            5,426,448
      Realized gains (losses) on sale of
        investments........................              (9,161)               2,773               2,254              754,059
                                             -------------------  ------------------  ------------------  -------------------
          Net realized gains (losses)......              (9,161)               2,773               2,254            6,180,507
                                             -------------------  ------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (32,485)              32,872              15,463            1,654,564
                                             -------------------  ------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (41,646)              35,645              17,717            7,835,071
                                             -------------------  ------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             2,564  $           66,916  $           18,051  $         7,317,805
                                             ===================  ==================  ==================  ===================


                                                                    T. ROWE PRICE
                                                 PIONEER VCT         GOVERNMENT
                                             REAL ESTATE SHARES         MONEY
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $            5,503  $            2,017
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               3,293               3,642
      Administrative charges...............                 592                  --
                                             ------------------  ------------------
        Total expenses.....................               3,885               3,642
                                             ------------------  ------------------
          Net investment income (loss).....               1,618             (1,625)
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              15,896                  --
      Realized gains (losses) on sale of
        investments........................               (217)                  --
                                             ------------------  ------------------
          Net realized gains (losses)......              15,679                  --
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (13,505)                  --
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               2,174                  --
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            3,792  $          (1,625)
                                             ==================  ==================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                               TAP 1919
                                                                      T. ROWE PRICE        VARIABLE SOCIALLY
                                                 T. ROWE PRICE        INTERNATIONAL           RESPONSIVE            VIF GLOBAL
                                                 GROWTH STOCK             STOCK                BALANCED           INFRASTRUCTURE
                                                  SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            17,987  $              7,148  $              1,474  $             11,960
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               66,567                 4,112                 1,931                 5,744
      Administrative charges................                   --                    --                   363                 1,354
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................               66,567                 4,112                 2,294                 7,098
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (48,580)                 3,036                 (820)                 4,862
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              937,555                17,209                10,044                26,022
      Realized gains (losses) on sale of
        investments.........................              438,524                 1,684                 1,302                 (273)
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            1,376,079                18,893                11,346                25,749
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              722,890                84,436                 9,713                27,754
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            2,098,969               103,329                21,059                53,503
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         2,050,389  $            106,365  $             20,239  $             58,365
                                              ===================  ====================  ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          ALGER SMALL CAP GROWTH                AMERICAN FUNDS BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (678,275)  $      (594,785)  $        787,684  $        422,201
   Net realized gains (losses)....       (1,023,289)         4,595,904         2,041,738           774,546
   Change in unrealized gains
     (losses) on investments......        13,647,718       (2,062,118)           174,230         1,209,210
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,946,154         1,939,001         3,003,652         2,405,957
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           594,566           675,935         1,586,266         2,031,146
   Net transfers (including
     fixed account)...............       (1,016,845)       (1,615,754)        13,643,215       (3,839,661)
   Contract charges...............           (5,828)           (5,793)       (1,505,367)       (1,722,627)
   Transfers for contract benefits
     and terminations.............       (3,946,822)       (3,112,099)      (13,685,204)      (12,665,730)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,374,929)       (4,057,711)            38,910      (16,196,872)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         7,571,225       (2,118,710)         3,042,562      (13,790,915)
NET ASSETS:
   Beginning of year..............        46,089,499        48,208,209       132,721,070       146,511,985
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     53,660,724  $     46,089,499  $    135,763,632  $    132,721,070
                                    ================  ================  ================  ================

                                                                                  AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH         GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,421,180)  $    (1,505,705)  $    (1,054,845)  $    (1,189,876)
   Net realized gains (losses)....        18,301,694        25,972,672         1,603,200        20,349,444
   Change in unrealized gains
     (losses) on investments......        62,144,209      (27,161,768)        24,178,814      (18,427,737)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        78,024,723       (2,694,801)        24,727,169           731,831
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,242,577         4,790,556         1,485,802         2,020,273
   Net transfers (including
     fixed account)...............      (12,431,027)         (592,274)       (2,427,851)             2,205
   Contract charges...............       (3,292,936)       (3,241,277)       (1,095,299)       (1,093,814)
   Transfers for contract benefits
     and terminations.............      (30,039,921)      (21,872,968)       (9,370,478)       (8,327,183)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (41,521,307)      (20,915,963)      (11,407,826)       (7,398,519)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        36,503,416      (23,610,764)        13,319,343       (6,666,688)
NET ASSETS:
   Beginning of year..............       277,038,594       300,649,358       106,488,578       113,155,266
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    313,542,010  $    277,038,594  $    119,807,921  $    106,488,578
                                    ================  ================  ================  ================


                                           AMERICAN FUNDS GROWTH          AMERICAN FUNDS GROWTH-INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,358,002)  $    (4,888,553)  $      (347,475)  $          3,542
   Net realized gains (losses)....       101,266,036        76,420,967        32,850,739        43,226,654
   Change in unrealized gains
     (losses) on investments......        85,965,988      (17,514,843)        39,728,258       (9,886,897)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       179,874,022        54,017,571        72,231,522        33,343,299
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,277,710         3,082,401         8,172,200         8,063,591
   Net transfers (including
     fixed account)...............      (39,592,852)      (21,988,289)            28,630       (3,356,757)
   Contract charges...............       (8,230,911)       (8,107,246)       (3,870,596)       (3,704,672)
   Transfers for contract benefits
     and terminations.............      (72,470,529)      (56,205,378)      (37,082,588)      (28,813,651)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (119,016,582)      (83,218,512)      (32,752,354)      (27,811,489)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        60,857,440      (29,200,941)        39,479,168         5,531,810
NET ASSETS:
   Beginning of year..............       724,894,313       754,095,254       363,982,389       358,450,579
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    785,751,753  $    724,894,313  $    403,461,557  $    363,982,389
                                    ================  ================  ================  ================

                                             BHFTI AB GLOBAL
                                           DYNAMIC ALLOCATION
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,926,799  $      5,973,861
   Net realized gains (losses)....        42,727,382        51,718,394
   Change in unrealized gains
     (losses) on investments......       319,629,552         9,838,368
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       365,283,733        67,530,623
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        35,354,200        91,389,346
   Net transfers (including
     fixed account)...............      (59,328,548)      (13,114,222)
   Contract charges...............      (52,370,057)      (52,207,471)
   Transfers for contract benefits
     and terminations.............     (172,478,893)     (155,091,820)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (248,823,298)     (129,024,167)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       116,460,435      (61,493,544)
NET ASSETS:
   Beginning of year..............     3,143,878,353     3,205,371,897
                                    ----------------  ----------------
   End of year....................  $  3,260,338,788  $  3,143,878,353
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                      BHFTI ALLIANZ GLOBAL INVESTORS           BHFTI AMERICAN FUNDS
                                         DYNAMIC MULTI-ASSET PLUS               BALANCED ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017               2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        155,235  $      (969,724)  $      (955,855)  $      2,921,701
   Net realized gains (losses)....           152,771          (35,898)       192,130,023       275,771,097
   Change in unrealized gains
     (losses) on investments......        12,311,039         1,607,504       272,500,716      (91,485,327)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,619,045           601,882       463,674,884       187,207,471
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        13,793,061        16,857,944        53,857,604        75,145,456
   Net transfers (including
     fixed account)...............        10,933,707         8,788,221        57,372,994        17,486,675
   Contract charges...............       (1,391,657)       (1,007,330)      (42,218,587)      (41,225,539)
   Transfers for contract benefits
     and terminations.............       (4,108,544)       (3,883,641)     (273,711,360)     (203,968,674)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        19,226,567        20,755,194     (204,699,349)     (152,562,082)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        31,845,612        21,357,076       258,975,535        34,645,389
NET ASSETS:
   Beginning of year..............        82,224,138        60,867,062     3,152,567,972     3,117,922,583
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    114,069,750  $     82,224,138  $  3,411,543,507  $  3,152,567,972
                                    ================  ================  ================  ================

                                          BHFTI AMERICAN FUNDS
                                            GROWTH ALLOCATION               BHFTI AMERICAN FUNDS GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (6,022,171)  $    (4,425,844)  $    (7,912,722)  $    (7,607,989)
   Net realized gains (losses)....       137,553,868       184,760,628        88,560,442       167,126,272
   Change in unrealized gains
     (losses) on investments......       201,023,064      (60,183,857)        83,091,838     (113,400,426)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       332,554,761       120,150,927       163,739,558        46,117,857
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        12,059,070        14,790,852        16,802,718        15,004,069
   Net transfers (including
     fixed account)...............        51,244,674       (7,001,718)      (20,689,929)       (2,350,119)
   Contract charges...............      (22,892,582)      (22,193,183)       (8,411,481)       (7,912,275)
   Transfers for contract benefits
     and terminations.............     (139,110,125)     (101,195,265)      (57,782,569)      (37,390,190)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (98,698,963)     (115,599,314)      (70,081,261)      (32,648,515)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       233,855,798         4,551,613        93,658,297        13,469,342
NET ASSETS:
   Beginning of year..............     1,744,990,829     1,740,439,216       654,182,440       640,713,098
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  1,978,846,627  $  1,744,990,829  $    747,840,737  $    654,182,440
                                    ================  ================  ================  ================

                                           BHFTI AMERICAN FUNDS
                                            MODERATE ALLOCATION           BHFTI AQR GLOBAL RISK BALANCED
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,191,018  $       6,245,320  $      7,427,743  $   (34,268,735)
   Net realized gains (losses)....        81,222,092        107,146,104        77,912,326      (47,850,610)
   Change in unrealized gains
     (losses) on investments......        87,897,810       (30,620,445)       103,255,195       257,505,457
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       173,310,920         82,770,979       188,595,264       175,386,112
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        27,849,930         37,516,663        15,435,188        18,022,447
   Net transfers (including
     fixed account)...............           664,248         32,849,220      (49,213,801)      (61,831,482)
   Contract charges...............      (21,504,359)       (21,143,513)      (40,323,587)      (41,914,869)
   Transfers for contract benefits
     and terminations.............     (137,406,451)      (109,118,456)     (136,815,405)     (125,669,688)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (130,396,632)       (59,896,086)     (210,917,605)     (211,393,592)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        42,914,288         22,874,893      (22,322,341)      (36,007,480)
NET ASSETS:
   Beginning of year..............     1,590,453,756      1,567,578,863     2,395,534,199     2,431,541,679
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  1,633,368,044  $   1,590,453,756  $  2,373,211,858  $  2,395,534,199
                                    ================  =================  ================  ================

                                          BHFTI BLACKROCK GLOBAL
                                            TACTICAL STRATEGIES
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (36,259,790)  $      2,654,460
   Net realized gains (losses)....        82,332,471       416,909,101
   Change in unrealized gains
     (losses) on investments......       517,966,691     (270,413,192)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       564,039,372       149,150,369
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        54,232,286       115,567,257
   Net transfers (including
     fixed account)...............      (94,191,855)      (57,324,406)
   Contract charges...............      (82,306,590)      (82,433,198)
   Transfers for contract benefits
     and terminations.............     (289,112,796)     (253,893,832)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (411,378,955)     (278,084,179)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       152,660,417     (128,933,810)
NET ASSETS:
   Beginning of year..............     4,999,248,698     5,128,182,508
                                    ----------------  ----------------
   End of year....................  $  5,151,909,115  $  4,999,248,698
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                BHFTI BRIGHTHOUSE
                                        BHFTI BLACKROCK HIGH YIELD            ASSET ALLOCATION 100
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      9,140,724  $     11,580,248  $    (2,129,085)  $      3,646,362
   Net realized gains (losses)....         (822,661)       (3,986,750)        41,832,365        77,714,514
   Change in unrealized gains
     (losses) on investments......         5,655,528        18,199,885        72,242,761      (42,750,032)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        13,973,591        25,793,383       111,946,041        38,610,844
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,469,816         3,939,058         3,314,632         4,336,940
   Net transfers (including
     fixed account)...............         5,362,102         8,925,766      (13,326,501)      (19,949,139)
   Contract charges...............       (2,673,916)       (2,708,304)       (4,949,435)       (4,987,628)
   Transfers for contract benefits
     and terminations.............      (19,361,900)      (14,990,899)      (39,208,381)      (36,048,067)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (13,203,898)       (4,834,379)      (54,169,685)      (56,647,894)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           769,693        20,959,004        57,776,356      (18,037,050)
NET ASSETS:
   Beginning of year..............       231,879,405       210,920,401       557,780,998       575,818,048
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    232,649,098  $    231,879,405  $    615,557,354  $    557,780,998
                                    ================  ================  ================  ================


                                      BHFTI BRIGHTHOUSE BALANCED PLUS    BHFTI BRIGHTHOUSE SMALL CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     12,291,654  $      99,157,622  $    (1,757,165)  $    (1,309,213)
   Net realized gains (losses)....       400,796,425         83,546,261        13,929,947         5,062,414
   Change in unrealized gains
     (losses) on investments......       741,072,715        262,223,058        12,394,934        59,471,093
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     1,154,160,794        444,926,941        24,567,716        63,224,294
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       163,855,291        157,046,169         1,412,995         1,349,329
   Net transfers (including
     fixed account)...............       253,267,621        111,182,918       (5,046,733)      (11,765,305)
   Contract charges...............     (115,984,388)      (107,705,162)       (2,027,452)       (1,989,354)
   Transfers for contract benefits
     and terminations.............     (428,463,772)      (343,550,385)      (24,468,990)      (20,501,444)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (127,325,248)      (183,026,460)      (30,130,180)      (32,906,774)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     1,026,835,546        261,900,481       (5,562,464)        30,317,520
NET ASSETS:
   Beginning of year..............     6,925,324,483      6,663,424,002       266,605,506       236,287,986
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  7,952,160,029  $   6,925,324,483  $    261,043,042  $    266,605,506
                                    ================  =================  ================  ================

                                        BHFTI BRIGHTHOUSE/ABERDEEN                     BHFTI
                                          EMERGING MARKETS EQUITY        BRIGHTHOUSE/ARTISAN INTERNATIONAL
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,771,390)  $    (2,095,800)  $          (159)  $          (497)
   Net realized gains (losses)....         3,763,733       (3,800,343)             4,497             (407)
   Change in unrealized gains
     (losses) on investments......        92,752,976        42,924,968            69,858          (17,443)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        94,745,319        37,028,825            74,196          (18,347)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,135,120         4,919,847            20,259           134,986
   Net transfers (including
     fixed account)...............       (5,307,648)      (10,048,590)             7,080             3,749
   Contract charges...............       (4,952,573)       (4,895,870)             (444)              (34)
   Transfers for contract benefits
     and terminations.............      (30,779,164)      (21,935,749)          (23,799)           (7,823)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (37,904,265)      (31,960,362)             3,096           130,878
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        56,841,054         5,068,463            77,292           112,531
NET ASSETS:
   Beginning of year..............       370,235,661       365,167,198           233,690           121,159
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    427,076,715  $    370,235,661  $        310,982  $        233,690
                                    ================  ================  ================  ================

                                          BHFTI BRIGHTHOUSE/EATON
                                            VANCE FLOATING RATE
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,443,432  $      1,532,327
   Net realized gains (losses)....          (53,124)         (526,227)
   Change in unrealized gains
     (losses) on investments......          (68,826)         3,593,742
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,321,482         4,599,842
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           667,232         1,034,528
   Net transfers (including
     fixed account)...............         3,494,048         1,584,549
   Contract charges...............         (588,286)         (623,176)
   Transfers for contract benefits
     and terminations.............       (7,163,302)       (5,796,986)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,590,308)       (3,801,085)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,268,826)           798,757
NET ASSETS:
   Beginning of year..............        64,827,675        64,028,918
                                    ----------------  ----------------
   End of year....................  $     62,558,849  $     64,827,675
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                        BHFTI BRIGHTHOUSE/FRANKLIN           BHFTI BRIGHTHOUSE/TEMPLETON
                                         LOW DURATION TOTAL RETURN               INTERNATIONAL BOND
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (216,703)  $       2,005,297  $      (576,566)  $      (595,099)
   Net realized gains (losses)....         (390,677)        (1,131,686)         (447,532)       (1,008,231)
   Change in unrealized gains
     (losses) on investments......           267,632          1,355,961           521,996         1,285,705
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (339,748)          2,229,572         (502,102)         (317,625)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           884,745          1,614,780            84,677           351,551
   Net transfers (including
     fixed account)...............        16,929,234        (2,839,999)         1,588,112          (27,849)
   Contract charges...............       (1,833,930)        (1,945,246)         (546,742)         (574,332)
   Transfers for contract benefits
     and terminations.............      (10,906,960)       (12,067,365)       (2,652,241)       (2,287,396)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         5,073,089       (15,237,830)       (1,526,194)       (2,538,026)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         4,733,341       (13,008,258)       (2,028,296)       (2,855,651)
NET ASSETS:
   Beginning of year..............       144,974,836        157,983,094        39,493,620        42,349,271
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    149,708,177  $     144,974,836  $     37,465,324  $     39,493,620
                                    ================  =================  ================  ================

                                       BHFTI BRIGHTHOUSE/WELLINGTON
                                            LARGE CAP RESEARCH           BHFTI CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (116,169)  $         87,871  $      5,112,101  $      1,523,432
   Net realized gains (losses)....         1,363,058         1,505,098           953,425         1,382,227
   Change in unrealized gains
     (losses) on investments......         1,659,259         (634,599)        17,029,988       (4,178,951)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,906,148           958,370        23,095,514       (1,273,292)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            21,020           238,593         1,758,388         3,372,054
   Net transfers (including
     fixed account)...............         (703,813)         (265,280)         6,933,436       (2,622,191)
   Contract charges...............         (205,123)         (205,310)       (2,778,967)       (3,088,944)
   Transfers for contract benefits
     and terminations.............       (1,057,976)       (1,041,933)      (22,711,712)      (21,750,625)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,945,892)       (1,273,930)      (16,798,855)      (24,089,706)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           960,256         (315,560)         6,296,659      (25,362,998)
NET ASSETS:
   Beginning of year..............        15,301,423        15,616,983       263,186,597       288,549,595
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     16,261,679  $     15,301,423  $    269,483,256  $    263,186,597
                                    ================  ================  ================  ================

                                             BHFTI CLEARBRIDGE                      BHFTI HARRIS
                                             AGGRESSIVE GROWTH                  OAKMARK INTERNATIONAL
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (4,088,925)  $    (5,588,236)  $        332,894  $       3,149,253
   Net realized gains (losses)....         29,759,077        22,877,688         5,584,866         26,318,341
   Change in unrealized gains
     (losses) on investments......         47,043,082      (14,020,970)       149,582,110          6,566,866
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         72,713,234         3,268,482       155,499,870         36,034,460
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,775,427         3,397,099         5,808,281          6,425,156
   Net transfers (including
     fixed account)...............       (15,722,804)      (19,419,615)      (15,385,288)       (17,956,920)
   Contract charges...............        (4,939,382)       (5,138,876)       (6,447,311)        (6,093,836)
   Transfers for contract benefits
     and terminations.............       (43,575,640)      (33,772,189)      (49,783,445)       (37,856,237)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (61,462,399)      (54,933,581)      (65,807,763)       (55,481,837)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............         11,250,835      (51,665,099)        89,692,107       (19,447,377)
NET ASSETS:
   Beginning of year..............        461,921,010       513,586,109       576,095,441        595,542,818
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     473,171,845  $    461,921,010  $    665,787,548  $     576,095,441
                                    =================  ================  ================  =================

                                              BHFTI INVESCO
                                        BALANCED-RISK ALLOCATION
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     24,281,615  $   (10,301,625)
   Net realized gains (losses)....        50,995,325       (2,513,753)
   Change in unrealized gains
     (losses) on investments......         7,636,567        91,035,525
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        82,913,507        78,220,147
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        49,499,309        50,176,000
   Net transfers (including
     fixed account)...............        42,116,270        89,247,502
   Contract charges...............      (16,351,705)      (13,936,272)
   Transfers for contract benefits
     and terminations.............      (53,355,656)      (40,178,930)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        21,908,218        85,308,300
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       104,821,725       163,528,447
NET ASSETS:
   Beginning of year..............       940,598,161       777,069,714
                                    ----------------  ----------------
   End of year....................  $  1,045,419,886  $    940,598,161
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          BHFTI INVESCO COMSTOCK         BHFTI INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      6,163,470  $      7,486,419  $    (4,812,005)  $    (4,386,925)
   Net realized gains (losses)....        42,078,912        63,625,214        32,692,597        49,880,127
   Change in unrealized gains
     (losses) on investments......        65,142,068        32,001,192        38,230,394      (18,425,902)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       113,384,450       103,112,825        66,110,986        27,067,300
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,252,254        10,601,201         6,241,730         5,647,259
   Net transfers (including
     fixed account)...............      (21,023,037)      (12,378,231)       (9,656,538)       (6,176,045)
   Contract charges...............       (8,363,690)       (8,170,800)       (3,052,831)       (2,926,164)
   Transfers for contract benefits
     and terminations.............      (64,662,920)      (50,036,257)      (27,128,423)      (19,107,037)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (83,797,393)      (59,984,087)      (33,596,062)      (22,561,987)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        29,587,057        43,128,738        32,514,924         4,505,313
NET ASSETS:
   Beginning of year..............       742,413,375       699,284,637       296,393,238       291,887,925
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    772,000,432  $    742,413,375  $    328,908,162  $    296,393,238
                                    ================  ================  ================  ================

                                                                                 BHFTI JPMORGAN
                                        BHFTI JPMORGAN CORE BOND            GLOBAL ACTIVE ALLOCATION
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,213,163  $     4,214,903  $     12,724,285  $      7,722,055
   Net realized gains (losses)....         (446,588)        (155,743)         3,695,229        17,866,051
   Change in unrealized gains
     (losses) on investments......         3,170,997      (2,012,185)       137,342,920       (9,890,380)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,937,572        2,046,975       153,762,434        15,697,726
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,044,360        3,488,610        49,846,472        75,632,639
   Net transfers (including
     fixed account)...............        30,313,554       19,870,012         8,521,472        12,735,511
   Contract charges...............       (4,406,736)      (4,561,818)      (16,965,555)      (16,205,205)
   Transfers for contract benefits
     and terminations.............      (30,295,373)     (22,381,738)      (62,325,822)      (46,438,860)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,344,195)      (3,584,934)      (20,923,433)        25,724,085
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         3,593,377      (1,537,959)       132,839,001        41,421,811
NET ASSETS:
   Beginning of year..............       339,144,828      340,682,787     1,042,207,011     1,000,785,200
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    342,738,205  $   339,144,828  $  1,175,046,012  $  1,042,207,011
                                    ================  ===============  ================  ================

                                                                                  BHFTI LOOMIS
                                      BHFTI JPMORGAN SMALL CAP VALUE          SAYLES GLOBAL MARKETS
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (97,681)  $         27,357  $      (241,999)  $        182,134
   Net realized gains (losses)....         1,786,247         1,990,651         7,320,788         9,600,422
   Change in unrealized gains
     (losses) on investments......       (1,282,680)         4,123,036        22,475,051       (5,021,627)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           405,886         6,141,044        29,553,840         4,760,929
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            54,431           377,114         1,190,943         1,629,123
   Net transfers (including
     fixed account)...............         (226,393)       (1,284,706)       (6,738,232)       (7,028,228)
   Contract charges...............         (298,311)         (300,537)       (1,714,517)       (1,788,348)
   Transfers for contract benefits
     and terminations.............       (2,016,073)       (1,690,161)      (13,294,168)      (10,360,270)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,486,346)       (2,898,290)      (20,555,974)      (17,547,723)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,080,460)         3,242,754         8,997,866      (12,786,794)
NET ASSETS:
   Beginning of year..............        26,376,632        23,133,878       148,612,417       161,399,211
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     24,296,172  $     26,376,632  $    157,610,283  $    148,612,417
                                    ================  ================  ================  ================

                                              BHFTI METLIFE
                                        MULTI-INDEX TARGETED RISK
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2017              2016
                                    ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,397,381  $     (371,686)
   Net realized gains (losses)....        27,164,289          284,022
   Change in unrealized gains
     (losses) on investments......        90,781,737       23,166,215
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       119,343,407       23,078,551
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        58,675,074      146,003,566
   Net transfers (including
     fixed account)...............         9,650,595       85,670,437
   Contract charges...............      (14,044,040)     (11,135,104)
   Transfers for contract benefits
     and terminations.............      (44,064,735)     (29,873,770)
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        10,216,894      190,665,129
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............       129,560,301      213,743,680
NET ASSETS:
   Beginning of year..............       847,575,021      633,831,341
                                    ----------------  ---------------
   End of year....................  $    977,135,322  $   847,575,021
                                    ================  ===============

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                  BHFTI MORGAN
                                    BHFTI MFS RESEARCH INTERNATIONAL         STANLEY MID CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017             2016              2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        446,359  $     1,087,152  $    (2,965,667)  $    (2,927,589)
   Net realized gains (losses)....         2,242,836      (1,908,775)        12,871,438         2,940,257
   Change in unrealized gains
     (losses) on investments......        58,482,287      (5,640,472)        63,770,550      (20,657,747)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        61,171,482      (6,462,095)        73,676,321      (20,645,079)
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,637,557        2,345,413         3,842,825         5,154,126
   Net transfers (including
     fixed account)...............       (7,987,139)        1,343,494      (13,834,748)        10,765,513
   Contract charges...............       (2,395,975)      (2,432,236)       (2,918,135)       (2,683,209)
   Transfers for contract benefits
     and terminations.............      (23,723,360)     (18,900,434)      (15,870,893)      (11,898,645)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (32,468,917)     (17,643,763)      (28,780,951)         1,337,785
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        28,702,565     (24,105,858)        44,895,370      (19,307,294)
NET ASSETS:
   Beginning of year..............       247,879,900      271,985,758       201,153,118       220,460,412
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    276,582,465  $   247,879,900  $    246,048,488  $    201,153,118
                                    ================  ===============  ================  ================

                                                                                 BHFTI PANAGORA
                                     BHFTI OPPENHEIMER GLOBAL EQUITY         GLOBAL DIVERSIFIED RISK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (336,171)  $     (294,846)  $    (2,081,058)  $        978,295
   Net realized gains (losses)....         3,052,759        3,506,252           840,931         1,816,019
   Change in unrealized gains
     (losses) on investments......        16,543,515      (4,061,196)        16,579,211       (2,298,273)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        19,260,103        (849,790)        15,339,084           496,041
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            68,943          796,758        15,618,856        21,255,721
   Net transfers (including
     fixed account)...............       (4,391,673)        1,559,887        29,736,868        63,435,064
   Contract charges...............         (556,536)        (535,014)       (2,224,231)         (700,033)
   Transfers for contract benefits
     and terminations.............       (7,210,136)      (6,477,083)       (6,971,610)       (2,852,672)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (12,089,402)      (4,655,452)        36,159,883        81,138,080
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         7,170,701      (5,505,242)        51,498,967        81,634,121
NET ASSETS:
   Beginning of year..............        59,761,246       65,266,488       102,757,891        21,123,770
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $     66,931,947  $    59,761,246  $    154,256,858  $    102,757,891
                                    ================  ===============  ================  ================

                                               BHFTI PIMCO
                                        INFLATION PROTECTED BOND            BHFTI PIMCO TOTAL RETURN
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (92,091)  $   (9,898,158)  $      3,020,410  $     15,567,461
   Net realized gains (losses)....       (3,837,350)     (10,740,646)         4,923,541       (9,752,580)
   Change in unrealized gains
     (losses) on investments......        15,545,424       40,944,062        34,142,363        11,149,277
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,615,983       20,305,258        42,086,314        16,964,158
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,371,128        3,240,908         6,526,262        10,347,774
   Net transfers (including
     fixed account)...............        55,549,717       17,081,530       128,752,736      (15,057,846)
   Contract charges...............       (7,796,181)      (7,965,099)      (17,689,039)      (18,905,496)
   Transfers for contract benefits
     and terminations.............      (50,560,400)     (44,800,654)     (123,618,606)     (108,958,935)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (435,736)     (32,443,315)       (6,028,647)     (132,574,503)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        11,180,247     (12,138,057)        36,057,667     (115,610,345)
NET ASSETS:
   Beginning of year..............       622,764,700      634,902,757     1,446,213,216     1,561,823,561
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    633,944,947  $   622,764,700  $  1,482,270,883  $  1,446,213,216
                                    ================  ===============  ================  ================


                                     BHFTI PYRAMIS GOVERNMENT INCOME
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2017              2016
                                    ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,836,203  $     5,121,802
   Net realized gains (losses)....       (1,658,617)          484,438
   Change in unrealized gains
     (losses) on investments......         4,162,809      (5,834,587)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,340,395        (228,347)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,326,775       15,864,750
   Net transfers (including
     fixed account)...............      (29,084,665)       44,787,356
   Contract charges...............      (10,487,684)     (12,288,781)
   Transfers for contract benefits
     and terminations.............      (47,747,127)     (50,418,725)
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (79,992,701)      (2,055,400)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (72,652,306)      (2,283,747)
NET ASSETS:
   Beginning of year..............       648,755,946      651,039,693
                                    ----------------  ---------------
   End of year....................  $    576,103,640  $   648,755,946
                                    ================  ===============

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                             BHFTI SCHRODERS                     BHFTI SCHRODERS
                                          GLOBAL MULTI-ASSET II                GLOBAL MULTI-ASSET
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017             2016              2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,859,304)  $   (2,665,946)  $    (3,604,590)  $       (41,848)
   Net realized gains (losses)....         1,577,145        1,126,613        15,278,166         9,121,877
   Change in unrealized gains
     (losses) on investments......        63,070,063       14,310,453        60,435,835        14,289,470
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        62,787,904       12,771,120        72,109,411        23,369,499
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        34,459,165       37,420,704        19,424,402        26,804,004
   Net transfers (including
     fixed account)...............        31,092,772       41,259,942         1,717,711         1,726,932
   Contract charges...............       (6,437,005)      (5,650,668)       (9,502,572)       (9,116,567)
   Transfers for contract benefits
     and terminations.............      (28,028,244)     (21,503,630)      (32,443,615)      (28,231,649)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        31,086,688       51,526,348      (20,804,074)       (8,817,280)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        93,874,592       64,297,468        51,305,337        14,552,219
NET ASSETS:
   Beginning of year..............       415,940,338      351,642,870       577,424,821       562,872,602
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    509,814,930  $   415,940,338  $    628,730,158  $    577,424,821
                                    ================  ===============  ================  ================

                                               BHFTI SSGA
                                          GROWTH AND INCOME ETF               BHFTI SSGA GROWTH ETF
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     12,356,215  $    11,412,496  $      2,676,758  $      2,695,036
   Net realized gains (losses)....        14,023,688       76,689,439        11,462,876        30,709,532
   Change in unrealized gains
     (losses) on investments......       148,330,223     (34,109,060)        63,757,992      (11,006,299)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       174,710,126       53,992,875        77,897,626        22,398,269
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        19,164,658       22,979,145         3,164,517         2,770,076
   Net transfers (including
     fixed account)...............      (14,899,270)     (35,921,094)       (1,828,106)       (8,203,434)
   Contract charges...............      (17,338,828)     (17,584,989)       (5,787,702)       (5,726,100)
   Transfers for contract benefits
     and terminations.............     (111,552,002)     (82,883,163)      (35,958,287)      (23,760,861)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (124,625,442)    (113,410,101)      (40,409,578)      (34,920,319)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        50,084,684     (59,417,226)        37,488,048      (12,522,050)
NET ASSETS:
   Beginning of year..............     1,290,390,224    1,349,807,450       454,752,008       467,274,058
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $  1,340,474,908  $ 1,290,390,224  $    492,240,056  $    454,752,008
                                    ================  ===============  ================  ================

                                              BHFTI T. ROWE                       BHFTI T. ROWE
                                          PRICE LARGE CAP VALUE               PRICE MID CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,332,879  $     9,316,005  $    (7,670,673)  $    (7,333,776)
   Net realized gains (losses)....        81,154,455       97,464,171        53,631,673        77,584,230
   Change in unrealized gains
     (losses) on investments......        23,473,469     (12,601,645)        53,531,645      (49,804,269)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       108,960,803       94,178,531        99,492,645        20,446,185
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,778,547        8,548,777         3,574,317         4,471,810
   Net transfers (including
     fixed account)...............         (733,864)      (6,993,418)      (13,739,650)      (10,933,992)
   Contract charges...............       (4,836,993)      (4,671,865)       (4,832,982)       (4,880,554)
   Transfers for contract benefits
     and terminations.............      (74,894,311)     (59,133,973)      (46,824,534)      (31,973,648)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (71,686,621)     (62,250,479)      (61,822,849)      (43,316,384)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        37,274,182       31,928,052        37,669,796      (22,870,199)
NET ASSETS:
   Beginning of year..............       747,778,790      715,850,738       462,783,968       485,654,167
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    785,052,972  $   747,778,790  $    500,453,764  $    462,783,968
                                    ================  ===============  ================  ================


                                       BHFTI TCW CORE FIXED INCOME
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2017              2016
                                    ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            840  $       (1,112)
   Net realized gains (losses)....               545             (86)
   Change in unrealized gains
     (losses) on investments......             3,039          (1,515)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............             4,424          (2,713)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             7,505           67,810
   Net transfers (including
     fixed account)...............            45,787          154,898
   Contract charges...............             (532)            (426)
   Transfers for contract benefits
     and terminations.............           (1,113)               --
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            51,647          222,282
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............            56,071          219,569
NET ASSETS:
   Beginning of year..............           292,738           73,169
                                    ----------------  ---------------
   End of year....................  $        348,809  $       292,738
                                    ================  ===============

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                               BHFTI VICTORY                        BHFTI WELLS
                                          SYCAMORE MID CAP VALUE         CAPITAL MANAGEMENT MID CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,541,294)  $    (2,197,834)  $      (697,582)  $    (1,014,625)
   Net realized gains (losses)....         3,956,792        13,095,340       (1,645,622)         6,324,523
   Change in unrealized gains
     (losses) on investments......        17,532,121        22,991,597        13,867,059         9,272,110
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        19,947,619        33,889,103        11,523,855        14,582,008
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,358,879         6,933,353           549,423           919,911
   Net transfers (including
     fixed account)...............       (4,819,884)         1,237,691       (2,126,675)       (6,678,370)
   Contract charges...............       (3,153,608)       (3,157,009)       (1,163,886)       (1,261,981)
   Transfers for contract benefits
     and terminations.............      (19,859,504)      (14,253,523)      (12,610,210)      (10,641,399)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (21,474,117)       (9,239,488)      (15,351,348)      (17,661,839)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,526,498)        24,649,615       (3,827,493)       (3,079,831)
NET ASSETS:
   Beginning of year..............       268,931,465       244,281,850       136,116,482       139,196,313
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    267,404,967  $    268,931,465  $    132,288,989  $    136,116,482
                                    ================  ================  ================  ================

                                             BHFTII BAILLIE
                                       GIFFORD INTERNATIONAL STOCK         BHFTII BLACKROCK BOND INCOME
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,277,750)  $      (358,899)  $      1,027,771  $      1,021,734
   Net realized gains (losses)....         9,549,601         1,625,583         (171,050)           (7,093)
   Change in unrealized gains
     (losses) on investments......        59,912,485         7,350,769           803,645         (212,769)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        68,184,336         8,617,453         1,660,366           801,872
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,260,415         1,435,007         3,144,356         4,112,157
   Net transfers (including
     fixed account)...............      (20,159,562)       (3,447,836)           653,425         7,482,169
   Contract charges...............       (3,025,567)       (2,978,189)         (798,838)         (846,113)
   Transfers for contract benefits
     and terminations.............      (17,602,507)      (15,218,207)       (6,641,549)       (6,120,099)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (39,527,221)      (20,209,225)       (3,642,606)         4,628,114
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        28,657,115      (11,591,772)       (1,982,240)         5,429,986
NET ASSETS:
   Beginning of year..............       221,819,744       233,411,516        74,475,330        69,045,344
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    250,476,859  $    221,819,744  $     72,493,090  $     74,475,330
                                    ================  ================  ================  ================

                                             BHFTII BLACKROCK                     BHFTII BLACKROCK
                                           CAPITAL APPRECIATION                 ULTRA-SHORT TERM BOND
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (234,489)  $      (217,485)  $    (4,713,723)  $    (5,946,317)
   Net realized gains (losses)....          1,085,467         1,398,745           314,432            57,290
   Change in unrealized gains
     (losses) on investments......          3,422,388       (1,411,365)         1,454,741           390,465
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          4,273,366         (230,105)       (2,944,550)       (5,498,562)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            149,672           698,086        10,143,744        22,629,305
   Net transfers (including
     fixed account)...............          (515,992)           400,373         4,609,627         2,241,216
   Contract charges...............          (132,373)         (122,760)       (3,848,194)       (4,507,711)
   Transfers for contract benefits
     and terminations.............        (1,599,872)         (947,754)      (57,776,719)      (69,743,801)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (2,098,565)            27,945      (46,871,542)      (49,380,991)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          2,174,801         (202,160)      (49,816,092)      (54,879,553)
NET ASSETS:
   Beginning of year..............         14,098,982        14,301,142       343,711,226       398,590,779
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      16,273,783  $     14,098,982  $    293,895,134  $    343,711,226
                                    =================  ================  ================  ================

                                            BHFTII BRIGHTHOUSE
                                            ASSET ALLOCATION 20
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        449,412  $      1,616,202
   Net realized gains (losses)....         1,186,066         2,468,000
   Change in unrealized gains
     (losses) on investments......         3,481,913       (1,234,614)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,117,391         2,849,588
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,962,387         4,250,508
   Net transfers (including
     fixed account)...............         2,691,825        39,568,195
   Contract charges...............       (1,084,096)       (1,078,648)
   Transfers for contract benefits
     and terminations.............       (8,603,339)       (9,572,655)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,033,223)        33,167,400
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,084,168        36,016,988
NET ASSETS:
   Beginning of year..............       101,585,600        65,568,612
                                    ----------------  ----------------
   End of year....................  $    103,669,768  $    101,585,600
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            BHFTII BRIGHTHOUSE                   BHFTII BRIGHTHOUSE
                                            ASSET ALLOCATION 40                  ASSET ALLOCATION 60
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016               2017              2016
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      15,501,790  $     81,100,363  $      10,450,855  $    101,922,722
   Net realized gains (losses)....         96,020,997       235,969,851        229,406,267       531,046,260
   Change in unrealized gains
     (losses) on investments......        220,726,273     (140,238,049)        555,132,167     (294,350,528)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        332,249,060       176,832,165        794,989,289       338,618,454
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         13,848,842        19,515,378         28,725,505        44,053,111
   Net transfers (including
     fixed account)...............      (110,898,452)      (85,050,362)       (44,951,439)      (75,462,340)
   Contract charges...............       (44,641,699)      (47,232,692)       (70,632,340)      (72,256,944)
   Transfers for contract benefits
     and terminations.............      (373,754,088)     (346,107,872)      (556,029,062)     (477,632,589)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (515,445,397)     (458,875,548)      (642,887,336)     (581,298,762)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............      (183,196,337)     (282,043,383)        152,101,953     (242,680,308)
NET ASSETS:
   Beginning of year..............      3,966,089,283     4,248,132,666      6,424,608,702     6,667,289,010
                                    -----------------  ----------------  -----------------  ----------------
   End of year....................  $   3,782,892,946  $  3,966,089,283  $   6,576,710,655  $  6,424,608,702
                                    =================  ================  =================  ================

                                            BHFTII BRIGHTHOUSE               BHFTII BRIGHTHOUSE/ARTISAN
                                            ASSET ALLOCATION 80                     MID CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016               2017              2016
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (3,538,568)  $     74,843,650  $     (2,270,100)  $    (1,440,519)
   Net realized gains (losses)....        306,688,150       621,512,825          3,297,254        22,590,770
   Change in unrealized gains
     (losses) on investments......        626,696,463     (352,024,646)         20,503,443        17,360,148
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        929,846,045       344,331,829         21,530,597        38,510,399
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         18,953,433        25,414,383          1,156,973         1,644,637
   Net transfers (including
     fixed account)...............       (54,487,230)     (115,627,973)       (10,052,172)         1,133,610
   Contract charges...............       (60,329,642)      (60,722,586)        (1,469,963)       (1,473,008)
   Transfers for contract benefits
     and terminations.............      (475,232,333)     (369,144,991)       (20,972,930)      (17,651,427)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (571,095,772)     (520,081,167)       (31,338,092)      (16,346,188)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............        358,750,273     (175,749,338)        (9,807,495)        22,164,211
NET ASSETS:
   Beginning of year..............      5,638,281,052     5,814,030,390        217,144,062       194,979,851
                                    -----------------  ----------------  -----------------  ----------------
   End of year....................  $   5,997,031,325  $  5,638,281,052  $     207,336,567  $    217,144,062
                                    =================  ================  =================  ================

                                      BHFTII BRIGHTHOUSE/DIMENSIONAL        BHFTII BRIGHTHOUSE/WELLINGTON
                                        INTERNATIONAL SMALL COMPANY           CORE EQUITY OPPORTUNITIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         260,299  $        197,982  $       (435,335)  $      1,219,469
   Net realized gains (losses)....          3,016,360         1,959,511         36,120,617        34,882,524
   Change in unrealized gains
     (losses) on investments......         12,784,945         (120,230)         92,842,966       (1,075,951)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         16,061,604         2,037,263        128,528,248        35,026,042
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            474,201           541,256          4,818,715         4,606,124
   Net transfers (including
     fixed account)...............          3,331,701       (3,621,425)       (15,559,803)       276,900,705
   Contract charges...............          (669,952)         (658,618)        (7,872,007)       (6,982,057)
   Transfers for contract benefits
     and terminations.............        (4,729,977)       (3,537,341)       (66,512,751)      (49,347,852)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (1,594,027)       (7,276,128)       (85,125,846)       225,176,920
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         14,467,577       (5,238,865)         43,402,402       260,202,962
NET ASSETS:
   Beginning of year..............         57,869,934        63,108,799        787,903,717       527,700,755
                                    -----------------  ----------------  -----------------  ----------------
   End of year....................  $      72,337,511  $     57,869,934  $     831,306,119  $    787,903,717
                                    =================  ================  =================  ================


                                      BHFTII FRONTIER MID CAP GROWTH
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2017               2016
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (1,118,991)  $    (1,111,280)
   Net realized gains (losses)....          2,576,882         8,350,119
   Change in unrealized gains
     (losses) on investments......         12,960,773       (4,923,796)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         14,418,664         2,315,043
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            730,878           459,936
   Net transfers (including
     fixed account)...............        (2,643,247)       (1,795,582)
   Contract charges...............          (674,193)         (696,983)
   Transfers for contract benefits
     and terminations.............        (5,669,411)       (7,462,054)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (8,255,973)       (9,494,683)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............          6,162,691       (7,179,640)
NET ASSETS:
   Beginning of year..............         66,475,159        73,654,799
                                    -----------------  ----------------
   End of year....................  $      72,637,850  $     66,475,159
                                    =================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                  BHFTII LOOMIS
                                          BHFTII JENNISON GROWTH              SAYLES SMALL CAP CORE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,336,032)  $    (7,224,509)  $      (225,446)  $      (213,402)
   Net realized gains (losses)....        52,666,584        66,596,672         1,262,579         1,253,265
   Change in unrealized gains
     (losses) on investments......        99,113,551      (68,013,517)           669,618         1,063,527
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       144,444,103       (8,641,354)         1,706,751         2,103,390
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,086,012         2,534,813            58,337           395,602
   Net transfers (including
     fixed account)...............      (37,724,041)       (5,166,821)         (800,412)           133,951
   Contract charges...............       (4,031,954)       (4,030,249)         (187,375)         (190,175)
   Transfers for contract benefits
     and terminations.............      (44,696,388)      (38,760,187)         (694,603)         (792,777)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (84,366,371)      (45,422,444)       (1,624,053)         (453,399)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        60,077,732      (54,063,798)            82,698         1,649,991
NET ASSETS:
   Beginning of year..............       447,002,555       501,066,353        14,400,635        12,750,644
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    507,080,287  $    447,002,555  $     14,483,333  $     14,400,635
                                    ================  ================  ================  ================

                                              BHFTII LOOMIS                     BHFTII METLIFE
                                         SAYLES SMALL CAP GROWTH             AGGREGATE BOND INDEX
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2017              2016            2017              2016
                                    ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (3,482)  $       (3,388)  $     3,889,186  $      3,936,404
   Net realized gains (losses)....            14,989           24,565        (660,920)          (40,488)
   Change in unrealized gains
     (losses) on investments......            60,562          (5,480)        1,302,889       (2,592,464)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            72,069           15,697        4,531,155         1,303,452
                                    ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            11,700               --       11,664,549        30,163,105
   Net transfers (including
     fixed account)...............           (4,622)          (2,393)       18,585,730        60,238,116
   Contract charges...............           (1,132)          (1,255)      (4,049,129)       (4,030,668)
   Transfers for contract benefits
     and terminations.............          (26,581)         (48,133)     (25,846,480)      (24,282,675)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (20,635)         (51,781)          354,670        62,087,878
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............            51,434         (36,084)        4,885,825        63,391,330
NET ASSETS:
   Beginning of year..............           292,623          328,707      308,498,975       245,107,645
                                    ----------------  ---------------  ---------------  ----------------
   End of year....................  $        344,057  $       292,623  $   313,384,800  $    308,498,975
                                    ================  ===============  ===============  ================

                                              BHFTII METLIFE
                                            MID CAP STOCK INDEX          BHFTII METLIFE MSCI EAFE INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (456,144)  $      (552,034)  $      1,183,507  $        940,243
   Net realized gains (losses)....        13,513,154        11,662,760         1,292,395         (241,323)
   Change in unrealized gains
     (losses) on investments......         7,969,638        11,268,443        20,812,992         (858,390)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        21,026,648        22,379,169        23,288,894         (159,470)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,111,348         4,058,317         1,459,590         2,997,982
   Net transfers (including
     fixed account)...............         5,217,441        13,080,377         1,052,790         7,944,110
   Contract charges...............       (1,364,304)       (1,110,917)       (1,166,586)       (1,022,996)
   Transfers for contract benefits
     and terminations.............      (12,310,912)       (8,266,622)       (6,755,751)       (5,255,908)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,346,427)         7,761,155       (5,409,957)         4,663,188
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        14,680,221        30,140,324        17,878,937         4,503,718
NET ASSETS:
   Beginning of year..............       151,623,612       121,483,288       104,406,669        99,902,951
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    166,303,833  $    151,623,612  $    122,285,606  $    104,406,669
                                    ================  ================  ================  ================


                                    BHFTII METLIFE RUSSELL 2000 INDEX
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (760,516)  $      (588,763)
   Net realized gains (losses)....        10,561,103        10,623,295
   Change in unrealized gains
     (losses) on investments......         7,807,137        12,954,748
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        17,607,724        22,989,280
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,290,216         2,739,217
   Net transfers (including
     fixed account)...............         1,097,020       (2,241,509)
   Contract charges...............       (1,383,066)       (1,250,753)
   Transfers for contract benefits
     and terminations.............      (10,931,270)       (8,064,211)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,927,100)       (8,817,256)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,680,624        14,172,024
NET ASSETS:
   Beginning of year..............       143,701,523       129,529,499
                                    ----------------  ----------------
   End of year....................  $    152,382,147  $    143,701,523
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                        BHFTII METLIFE STOCK INDEX           BHFTII MFS TOTAL RETURN
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        328,939  $      1,338,523  $        362,168  $       513,233
   Net realized gains (losses)....        45,393,328        44,048,436         3,028,896        2,609,590
   Change in unrealized gains
     (losses) on investments......        63,946,259         6,384,703           859,219        (168,660)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       109,668,526        51,771,662         4,250,283        2,954,163
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,490,877        11,055,623           386,056          749,038
   Net transfers (including
     fixed account)...............      (15,112,884)        30,277,877         1,616,798          316,277
   Contract charges...............       (4,785,424)       (4,394,187)         (309,336)        (294,999)
   Transfers for contract benefits
     and terminations.............      (53,171,348)      (47,239,994)       (4,367,258)      (4,734,648)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (65,578,779)      (10,300,681)       (2,673,740)      (3,964,332)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............        44,089,747        41,470,981         1,576,543      (1,010,169)
NET ASSETS:
   Beginning of year..............       594,986,915       553,515,934        41,309,025       42,319,194
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $    639,076,662  $    594,986,915  $     42,885,568  $    41,309,025
                                    ================  ================  ================  ===============


                                           BHFTII MFS VALUE II                 BHFTII MFS VALUE
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                         2017              2016              2017              2016
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        62,366  $         14,083  $        929,666  $      1,355,107
   Net realized gains (losses)....         (55,584)           184,701        20,058,584        23,506,038
   Change in unrealized gains
     (losses) on investments......          276,906           531,674        22,256,899         5,602,006
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          283,688           730,458        43,245,149        30,463,151
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          165,122           517,735         2,183,152         3,785,944
   Net transfers (including
     fixed account)...............         (90,314)           122,400       (3,392,053)        20,770,407
   Contract charges...............          (2,592)           (1,953)       (3,138,531)       (2,969,258)
   Transfers for contract benefits
     and terminations.............        (470,905)         (492,830)      (22,313,184)      (17,315,565)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (398,689)           145,352      (26,660,616)         4,271,528
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (115,001)           875,810        16,584,533        34,734,679
NET ASSETS:
   Beginning of year..............        5,024,818         4,149,008       284,625,248       249,890,569
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $     4,909,817  $      5,024,818  $    301,209,781  $    284,625,248
                                    ===============  ================  ================  ================

                                                                                 BHFTII T. ROWE
                                     BHFTII NEUBERGER BERMAN GENESIS         PRICE LARGE CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,856,347)  $   (1,743,740)  $    (3,468,591)  $    (3,321,056)
   Net realized gains (losses)....        16,343,019        4,670,391        16,135,188        24,174,828
   Change in unrealized gains
     (losses) on investments......         2,627,338       16,403,111        49,834,910      (21,885,537)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        17,114,010       19,329,762        62,501,507       (1,031,765)
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,043,835        1,149,152         4,227,293         5,465,210
   Net transfers (including
     fixed account)...............       (2,630,371)      (8,416,119)        11,788,258      (15,563,299)
   Contract charges...............       (1,185,920)      (1,202,775)       (2,160,255)       (2,098,114)
   Transfers for contract benefits
     and terminations.............      (11,417,129)      (9,696,351)      (18,707,971)      (16,742,262)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (14,189,585)     (18,166,093)       (4,852,675)      (28,938,465)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,924,425        1,163,669        57,648,832      (29,970,230)
NET ASSETS:
   Beginning of year..............       133,113,538      131,949,869       203,478,587       233,448,817
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    136,037,963  $   133,113,538  $    261,127,419  $    203,478,587
                                    ================  ===============  ================  ================

                                             BHFTII T. ROWE
                                         PRICE SMALL CAP GROWTH
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (169,343)  $      (158,005)
   Net realized gains (losses)....         1,246,070         1,737,507
   Change in unrealized gains
     (losses) on investments......         1,478,283         (343,061)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,555,010         1,236,441
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           337,222         1,135,684
   Net transfers (including
     fixed account)...............         (769,052)         (424,023)
   Contract charges...............          (65,302)          (65,427)
   Transfers for contract benefits
     and terminations.............         (897,255)         (709,343)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,394,387)          (63,109)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,160,623         1,173,332
NET ASSETS:
   Beginning of year..............        12,987,892        11,814,560
                                    ----------------  ----------------
   End of year....................  $     14,148,515  $     12,987,892
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                               BHFTII VANECK               BHFTII WESTERN ASSET MANAGEMENT
                                         GLOBAL NATURAL RESOURCES           STRATEGIC BOND OPPORTUNITIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,270,785)  $       (817,168)  $     25,931,556  $      6,258,190
   Net realized gains (losses)....       (2,828,419)        (8,797,189)         4,460,578         1,831,076
   Change in unrealized gains
     (losses) on investments......         2,914,102         41,329,617        37,755,554        30,665,968
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,185,102)         31,715,260        68,147,688        38,755,234
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           327,633            540,665         9,221,403         6,741,904
   Net transfers (including
     fixed account)...............         7,488,970       (12,765,187)        46,580,377     1,071,425,957
   Contract charges...............       (1,190,620)        (1,347,635)      (11,370,638)       (8,025,524)
   Transfers for contract benefits
     and terminations.............       (5,420,796)        (4,973,728)      (95,754,970)      (59,024,383)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,205,187       (18,545,885)      (51,323,828)     1,011,117,954
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            20,085         13,169,375        16,823,860     1,049,873,188
NET ASSETS:
   Beginning of year..............        88,041,249         74,871,874     1,050,068,498           195,310
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $     88,061,334  $      88,041,249  $  1,066,892,358  $  1,050,068,498
                                    ================  =================  ================  ================

                                           BHFTII WESTERN ASSET
                                        MANAGEMENT U.S. GOVERNMENT        BLACKROCK GLOBAL ALLOCATION V.I.
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       2,478,326  $      2,541,592  $          (188)  $           4,681
   Net realized gains (losses)....          (511,303)         (359,178)            42,155            (6,529)
   Change in unrealized gains
     (losses) on investments......        (1,336,727)       (3,071,886)           283,220             64,672
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            630,296         (889,472)           325,187             62,824
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,514,141         4,839,053            19,338            597,472
   Net transfers (including
     fixed account)...............         16,592,186         3,483,398           155,786            387,508
   Contract charges...............        (3,020,397)       (3,417,794)           (2,648)              (982)
   Transfers for contract benefits
     and terminations.............       (22,950,401)      (21,968,669)          (80,359)           (31,654)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (6,864,471)      (17,064,012)            92,117            952,344
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............        (6,234,175)      (17,953,484)           417,304          1,015,168
NET ASSETS:
   Beginning of year..............        250,345,183       268,298,667         2,582,039          1,566,871
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     244,111,008  $    250,345,183  $      2,999,343  $       2,582,039
                                    =================  ================  ================  =================


                                    DEUTSCHE I CROCI INTERNATIONAL VIP       FEDERATED HIGH INCOME BOND
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $        681,064  $      1,052,010  $          1,755  $          1,265
   Net realized gains (losses)....          (485,504)         (793,511)           (1,501)              (65)
   Change in unrealized gains
     (losses) on investments......          2,004,714         (391,004)               414             2,081
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          2,200,274         (132,505)               668             3,281
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            274,851           288,372                --                --
   Net transfers (including
     fixed account)...............          (207,971)         (360,557)                --                --
   Contract charges...............            (1,039)           (1,130)                --                --
   Transfers for contract benefits
     and terminations.............        (1,069,917)       (1,040,468)          (26,234)             (737)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (1,004,076)       (1,113,783)          (26,234)             (737)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          1,196,198       (1,246,288)          (25,566)             2,544
NET ASSETS:
   Beginning of year..............         11,250,311        12,496,599            27,574            25,030
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $     12,446,509  $     11,250,311  $          2,008  $         27,574
                                     ================  ================  ================  ================


                                             FEDERATED KAUFMAN
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (749)  $          (640)
   Net realized gains (losses)....             5,828             3,400
   Change in unrealized gains
     (losses) on investments......             7,443           (1,780)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            12,522               980
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............           (1,147)           (1,349)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (1,147)           (1,349)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            11,375             (369)
NET ASSETS:
   Beginning of year..............            47,589            47,958
                                    ----------------  ----------------
   End of year....................  $         58,964  $         47,589
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                        FIDELITY VIP ASSET MANAGER             FIDELITY VIP CONTRAFUND
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         352,165  $         70,390  $    (2,690,012)  $    (3,447,540)
   Net realized gains (losses)....          7,905,617         3,033,075        52,246,703        56,534,065
   Change in unrealized gains
     (losses) on investments......            276,145       (1,946,628)        61,091,851      (18,019,471)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          8,533,927         1,156,837       110,648,542        35,067,054
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            816,124         1,112,917         9,296,181        11,378,837
   Net transfers (including
     fixed account)...............          (587,508)       (1,269,515)      (10,602,317)       (9,211,526)
   Contract charges...............            (8,530)           (9,018)       (4,504,202)       (4,391,890)
   Transfers for contract benefits
     and terminations.............        (7,180,351)       (6,429,011)      (52,772,793)      (41,080,267)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (6,960,265)       (6,594,627)      (58,583,131)      (43,304,846)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          1,573,662       (5,437,790)        52,065,411       (8,237,792)
NET ASSETS:
   Beginning of year..............         70,694,332        76,132,122       573,685,439       581,923,231
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      72,267,994  $     70,694,332  $    625,750,850  $    573,685,439
                                    =================  ================  ================  ================


                                        FIDELITY VIP EQUITY-INCOME          FIDELITY VIP FUNDSMANAGER 50%
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         14,698  $          35,825  $   (38,857,043)  $   (33,238,180)
   Net realized gains (losses)....           106,867            223,243        67,821,547        67,424,887
   Change in unrealized gains
     (losses) on investments......           395,750            452,684       504,990,287        70,790,241
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           517,315            711,752       533,954,791       104,976,948
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            11,240             15,146         5,377,314         4,366,399
   Net transfers (including
     fixed account)...............          (31,585)           (82,227)         (215,412)       199,882,002
   Contract charges...............                --                 --                --                --
   Transfers for contract benefits
     and terminations.............         (262,921)          (862,529)     (326,903,630)     (224,234,667)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (283,266)          (929,610)     (321,741,728)      (19,986,266)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           234,049          (217,858)       212,213,063        84,990,682
NET ASSETS:
   Beginning of year..............         4,741,279          4,959,137     4,491,693,357     4,406,702,675
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $      4,975,328  $       4,741,279  $  4,703,906,420  $  4,491,693,357
                                    ================  =================  ================  ================

                                                                                   FIDELITY VIP
                                      FIDELITY VIP FUNDSMANAGER 60%           GOVERNMENT MONEY MARKET
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (29,267,942)  $   (29,113,624)  $       (123,765)  $      (383,062)
   Net realized gains (losses)....       195,422,805       188,329,503                 --                --
   Change in unrealized gains
     (losses) on investments......       244,571,811      (63,123,246)                 --                --
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       410,726,674        96,092,633          (123,765)         (383,062)
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         9,181,264         4,334,728            779,923       171,061,807
   Net transfers (including
     fixed account)...............                --                --              9,806     (199,693,702)
   Contract charges...............                --                --            (1,570)           (2,003)
   Transfers for contract benefits
     and terminations.............     (812,246,912)     (615,536,279)        (2,017,458)       (1,681,832)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (803,065,648)     (611,201,551)        (1,229,299)      (30,315,730)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............     (392,338,974)     (515,108,918)        (1,353,064)      (30,698,792)
NET ASSETS:
   Beginning of year..............     3,173,600,531     3,688,709,449         18,955,221        49,654,013
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $  2,781,261,557  $  3,173,600,531  $      17,602,157  $     18,955,221
                                    ================  ================  =================  ================


                                            FIDELITY VIP GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,861,188)  $    (1,938,297)
   Net realized gains (losses)....        18,097,088        20,037,429
   Change in unrealized gains
     (losses) on investments......        30,252,875      (19,372,389)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        46,488,775       (1,273,257)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,779,571         1,848,497
   Net transfers (including
     fixed account)...............       (2,203,752)       (3,710,183)
   Contract charges...............          (16,508)          (17,387)
   Transfers for contract benefits
     and terminations.............      (13,492,021)      (13,243,026)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (13,932,710)      (15,122,099)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............        32,556,065      (16,395,356)
NET ASSETS:
   Beginning of year..............       144,530,563       160,925,919
                                    ----------------  ----------------
   End of year....................  $    177,086,628  $    144,530,563
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          FIDELITY VIP INDEX 500              FIDELITY VIP MID CAP
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        269,524  $         54,162  $    (3,716,096)  $    (4,154,096)
   Net realized gains (losses)....         4,090,359         2,765,773        26,427,590        26,390,295
   Change in unrealized gains
     (losses) on investments......         7,335,146         3,139,146        51,034,462        17,481,724
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,695,029         5,959,081        73,745,956        39,717,923
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                13                --         6,484,931         6,290,246
   Net transfers (including
     fixed account)...............       (1,230,024)       (1,234,171)       (7,529,604)       (4,482,079)
   Contract charges...............          (18,688)          (19,250)       (5,055,441)       (4,982,252)
   Transfers for contract benefits
     and terminations.............       (6,284,195)       (5,014,111)      (33,163,200)      (28,133,233)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,532,894)       (6,267,532)      (39,263,314)      (31,307,318)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         4,162,135         (308,451)        34,482,642         8,410,605
NET ASSETS:
   Beginning of year..............        61,915,726        62,224,177       409,695,192       401,284,587
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     66,077,861  $     61,915,726  $    444,177,834  $    409,695,192
                                    ================  ================  ================  ================


                                           FIDELITY VIP OVERSEAS            FTVIPT FRANKLIN INCOME VIP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          7,538  $           5,646  $      7,200,274  $      9,120,844
   Net realized gains (losses)....            57,495              2,151         1,254,900       (1,197,852)
   Change in unrealized gains
     (losses) on investments......           990,001          (292,991)        12,035,192        21,806,114
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,055,034          (285,194)        20,490,366        29,729,106
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            47,956             75,925         3,350,612         3,516,704
   Net transfers (including
     fixed account)...............          (46,711)           (60,736)         3,919,919       (1,827,109)
   Contract charges...............              (41)               (50)       (2,765,136)       (2,797,532)
   Transfers for contract benefits
     and terminations.............         (344,662)          (513,669)      (25,708,194)      (21,748,149)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (343,458)          (498,530)      (21,202,799)      (22,856,086)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           711,576          (783,724)         (712,433)         6,873,020
NET ASSETS:
   Beginning of year..............         3,832,068          4,615,792       260,175,136       253,302,116
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $      4,543,644  $       3,832,068  $    259,462,703  $    260,175,136
                                    ================  =================  ================  ================

                                              FTVIPT FRANKLIN                     FTVIPT FRANKLIN
                                             MUTUAL SHARES VIP                  SMALL CAP VALUE VIP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,156,190  $        762,174  $    (1,045,277)  $      (603,981)
   Net realized gains (losses)....         7,238,844        11,735,942        10,274,597        18,193,022
   Change in unrealized gains
     (losses) on investments......           588,955         4,805,146         2,044,449        11,896,218
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,983,989        17,303,262        11,273,769        29,485,259
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,781,630         1,354,399         2,454,753         2,594,857
   Net transfers (including
     fixed account)...............         2,339,371           704,098         (592,795)       (6,026,344)
   Contract charges...............       (1,366,178)       (1,338,635)       (1,615,596)       (1,581,543)
   Transfers for contract benefits
     and terminations.............      (13,100,987)      (11,329,519)       (8,414,805)       (7,199,878)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,346,164)      (10,609,657)       (8,168,443)      (12,212,908)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,362,175)         6,693,605         3,105,326        17,272,351
NET ASSETS:
   Beginning of year..............       134,905,092       128,211,487       128,270,987       110,998,636
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    133,542,917  $    134,905,092  $    131,376,313  $    128,270,987
                                    ================  ================  ================  ================


                                       FTVIPT TEMPLETON FOREIGN VIP
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2017              2016
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         578,128  $         97,525
   Net realized gains (losses)....           (35,143)           527,103
   Change in unrealized gains
     (losses) on investments......          9,092,479         2,954,153
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          9,635,464         3,578,781
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            158,997           357,216
   Net transfers (including
     fixed account)...............        (1,680,805)         3,646,293
   Contract charges...............          (894,483)         (858,486)
   Transfers for contract benefits
     and terminations.............        (5,040,480)       (4,221,347)
                                    -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (7,456,771)       (1,076,324)
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets..............          2,178,693         2,502,457
NET ASSETS:
   Beginning of year..............         68,504,762        66,002,305
                                    -----------------  ----------------
   End of year....................  $      70,683,455  $     68,504,762
                                    =================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   FTVIPT
                                          TEMPLETON GLOBAL BOND VIP          INVESCO V.I. AMERICAN FRANCHISE
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                           2017               2016               2017               2016
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (2,854,279)  $     (2,819,021)  $           (186)  $           (182)
   Net realized gains (losses).....          (588,268)        (3,081,702)              1,209              1,116
   Change in unrealized gains
     (losses) on investments.......          4,800,233          8,927,333              2,125              (893)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,357,686          3,026,610              3,148                 41
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,622,382          3,333,851                 --                 --
   Net transfers (including
     fixed account)................          9,321,846          2,514,265                 --                 --
   Contract charges................        (2,626,411)        (2,766,762)                 --                 --
   Transfers for contract benefits
     and terminations..............       (16,979,649)       (14,901,348)              (720)            (2,482)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (7,661,832)       (11,819,994)              (720)            (2,482)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,304,146)        (8,793,384)              2,428            (2,441)
NET ASSETS:
   Beginning of year...............        213,840,331        222,633,715             12,495             14,936
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     207,536,185  $     213,840,331  $          14,923  $          12,495
                                     =================  =================  =================  =================


                                           INVESCO V.I. CORE EQUITY           INVESCO V.I. EQUITY AND INCOME
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2017               2016               2017               2016
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (587)  $         (1,071)  $         557,088  $       1,676,980
   Net realized gains (losses).....             20,517             15,527         21,270,992         26,324,788
   Change in unrealized gains
     (losses) on investments.......            (4,684)              (647)         37,279,662         49,249,179
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             15,246             13,809         59,107,742         77,250,947
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                 --         20,101,042         16,956,615
   Net transfers (including
     fixed account)................                 75                 38         13,395,950        (5,664,468)
   Contract charges................                 --                 --        (7,232,802)        (7,077,278)
   Transfers for contract benefits
     and terminations..............           (56,447)           (14,006)       (58,238,576)       (46,507,739)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (56,372)           (13,968)       (31,974,386)       (42,292,870)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           (41,126)              (159)         27,133,356         34,958,077
NET ASSETS:
   Beginning of year...............            171,207            171,366        654,269,917        619,311,840
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $         130,081  $         171,207  $     681,403,273  $     654,269,917
                                     =================  =================  =================  =================


                                        INVESCO V.I. GROWTH AND INCOME      INVESCO V.I. INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2017               2016              2017              2016
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $               3  $            (22)  $      (306,814)  $      (463,656)
   Net realized gains (losses).....                 57                639         7,444,149         2,563,228
   Change in unrealized gains
     (losses) on investments.......                 68              (349)        42,782,098       (7,183,922)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............                128                268        49,919,433       (5,084,350)
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                990         3,246,532         3,607,230
   Net transfers (including
     fixed account)................              1,138            (3,917)       (3,134,671)         7,408,564
   Contract charges................              (522)              (358)       (3,199,879)       (3,200,081)
   Transfers for contract benefits
     and terminations..............              (651)            (2,475)      (21,257,291)      (15,272,513)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......               (35)            (5,760)      (24,345,309)       (7,456,800)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............                 93            (5,492)        25,574,124      (12,541,150)
NET ASSETS:
   Beginning of year...............              1,017              6,509       243,849,630       256,390,780
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $           1,110  $           1,017  $    269,423,754  $    243,849,630
                                     =================  =================  ================  ================


                                           IVY VIP ASSET STRATEGY
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                           2017               2016
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           1,241  $         (2,092)
   Net realized gains (losses).....            (2,480)           (29,559)
   Change in unrealized gains
     (losses) on investments.......             47,423             19,774
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             46,184           (11,877)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --             49,073
   Net transfers (including
     fixed account)................             53,650           (42,838)
   Contract charges................                (7)               (16)
   Transfers for contract benefits
     and terminations..............               (12)           (78,861)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             53,631           (72,642)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............             99,815           (84,519)
NET ASSETS:
   Beginning of year...............            233,181            317,700
                                     -----------------  -----------------
   End of year.....................  $         332,996  $         233,181
                                     =================  =================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                        VARIABLE AGGRESSIVE GROWTH            VARIABLE APPRECIATION
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,855,686)  $    (2,167,911)  $      (891,816)  $     (285,310)
   Net realized gains (losses)....        28,733,843        20,190,034        28,854,954       18,709,188
   Change in unrealized gains
     (losses) on investments......        16,514,276      (18,916,437)        42,828,296       12,788,762
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        42,392,433         (894,314)        70,791,434       31,212,640
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        12,163,897        12,769,827        12,788,613       13,233,628
   Net transfers (including
     fixed account)...............         1,668,829         6,572,083            13,177      (6,775,239)
   Contract charges...............       (3,351,968)       (3,214,606)       (4,896,400)      (4,841,666)
   Transfers for contract benefits
     and terminations.............      (24,939,914)      (22,574,903)      (32,547,983)     (27,170,816)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (14,459,156)       (6,447,599)      (24,642,593)     (25,554,093)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............        27,933,277       (7,341,913)        46,148,841        5,658,547
NET ASSETS:
   Beginning of year..............       293,536,621       300,878,534       405,981,554      400,323,007
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $    321,469,898  $    293,536,621  $    452,130,395  $   405,981,554
                                    ================  ================  ================  ===============

                                           LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                       VARIABLE DIVIDEND STRATEGY           VARIABLE LARGE CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017             2016              2017              2016
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (64,634)  $         99,724  $       (49,414)  $       (43,931)
   Net realized gains (losses)....        6,426,078         4,502,131           338,155           379,954
   Change in unrealized gains
     (losses) on investments......       27,815,865        19,079,369           377,477         (188,699)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       34,177,309        23,681,224           666,218           147,324
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        8,178,729         6,793,180             3,105               360
   Net transfers (including
     fixed account)...............          911,632         (600,819)          (25,383)         (243,618)
   Contract charges...............      (2,404,766)       (2,314,431)          (12,122)          (13,427)
   Transfers for contract benefits
     and terminations.............     (17,115,313)      (13,256,121)         (543,531)         (605,126)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (10,429,718)       (9,378,191)         (577,931)         (861,811)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       23,747,591        14,303,033            88,287         (714,487)
NET ASSETS:
   Beginning of year..............      200,725,348       186,422,315         3,173,371         3,887,858
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $   224,472,939  $    200,725,348  $      3,261,658  $      3,173,371
                                    ===============  ================  ================  ================

                                           LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                        VARIABLE LARGE CAP VALUE           VARIABLE SMALL CAP GROWTH
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2017              2016             2017             2016
                                    ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (34,951)  $      (10,471)  $   (1,525,109)  $    (1,367,176)
   Net realized gains (losses)....           654,318          253,744        6,294,589         5,281,882
   Change in unrealized gains
     (losses) on investments......           287,048          594,251       17,263,633           637,725
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           906,415          837,524       22,033,113         4,552,431
                                    ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            49,457          159,294        3,327,457         4,335,272
   Net transfers (including
     fixed account)...............       (1,856,934)          915,334      (4,318,114)         (154,058)
   Contract charges...............          (79,504)         (85,407)      (1,305,775)       (1,244,198)
   Transfers for contract benefits
     and terminations.............         (594,433)        (753,495)      (8,853,017)       (6,274,238)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,481,414)          235,726     (11,149,449)       (3,337,222)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,574,999)        1,073,250       10,883,664         1,215,209
NET ASSETS:
   Beginning of year..............         8,591,571        7,518,321      102,811,126       101,595,917
                                    ----------------  ---------------  ---------------  ----------------
   End of year....................  $      7,016,572  $     8,591,571  $   113,694,790  $    102,811,126
                                    ================  ===============  ===============  ================

                                                 LMPVET QS
                                       VARIABLE CONSERVATIVE GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        393,932  $        401,086
   Net realized gains (losses)....         4,986,303           439,055
   Change in unrealized gains
     (losses) on investments......         (875,884)         1,355,038
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,504,351         2,195,179
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           421,591           449,435
   Net transfers (including
     fixed account)...............           401,235         1,119,642
   Contract charges...............         (469,764)         (473,039)
   Transfers for contract benefits
     and terminations.............       (3,560,761)       (2,695,104)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,207,699)       (1,599,066)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,296,652           596,113
NET ASSETS:
   Beginning of year..............        38,835,887        38,239,774
                                    ----------------  ----------------
   End of year....................  $     40,132,539  $     38,835,887
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                    LMPVET QS
                                        LMPVET QS VARIABLE GROWTH           VARIABLE MODERATE GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                          2017              2016             2017             2016
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        373,414  $         64,340  $         2,448  $         2,164
   Net realized gains (losses)....        15,727,442         3,988,123          199,715          105,411
   Change in unrealized gains
     (losses) on investments......       (1,965,464)         1,529,479         (83,073)         (54,300)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        14,135,392         5,581,942          119,090           53,275
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           478,935           874,902           12,453           49,844
   Net transfers (including
     fixed account)...............         (616,366)         1,003,629            6,028          (4,788)
   Contract charges...............         (934,163)         (943,812)            (404)            (469)
   Transfers for contract benefits
     and terminations.............       (7,328,788)       (6,334,763)        (254,376)        (454,192)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,400,382)       (5,400,044)        (236,299)        (409,605)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............         5,735,010           181,898        (117,209)        (356,330)
NET ASSETS:
   Beginning of year..............        83,823,213        83,641,315          921,078        1,277,408
                                    ----------------  ----------------  ---------------  ---------------
   End of year....................  $     89,558,223  $     83,823,213  $       803,869  $       921,078
                                    ================  ================  ===============  ===============

                                           LMPVIT WESTERN ASSET
                                      VARIABLE GLOBAL HIGH YIELD BOND        MFS VIT INVESTORS TRUST
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,341,225  $      4,075,107  $           (51)  $          (45)
   Net realized gains (losses)....         (676,542)       (1,878,440)             1,240            1,121
   Change in unrealized gains
     (losses) on investments......         3,451,528         9,237,046               111            (484)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         6,116,211        11,433,713             1,300              592
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,134,141         1,324,881                --               --
   Net transfers (including
     fixed account)...............         2,716,610       (2,102,281)                --               --
   Contract charges...............         (952,072)         (959,444)                --               --
   Transfers for contract benefits
     and terminations.............       (9,373,450)       (8,407,408)           (4,084)            (640)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,474,771)      (10,144,252)           (4,084)            (640)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............         (358,560)         1,289,461           (2,784)             (48)
NET ASSETS:
   Beginning of year..............        87,930,944        86,641,483             8,827            8,875
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     87,572,384  $     87,930,944  $          6,043  $         8,827
                                    ================  ================  ================  ===============


                                           MFS VIT NEW DISCOVERY                MFS VIT RESEARCH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (250)  $          (543)  $            (9)  $          (131)
   Net realized gains (losses)....             4,682             1,815             2,684             3,861
   Change in unrealized gains
     (losses) on investments......             (417)             1,685             1,215           (2,546)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             4,015             2,957             3,890             1,184
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                --                --
   Net transfers (including
     fixed account)...............                --                --                --                --
   Contract charges...............                --                --                --                --
   Transfers for contract benefits
     and terminations.............          (38,686)           (1,011)           (4,398)           (5,787)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (38,686)           (1,011)           (4,398)           (5,787)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (34,671)             1,946             (508)           (4,603)
NET ASSETS:
   Beginning of year..............            41,234            39,288            21,608            26,211
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $          6,563  $         41,234  $         21,100  $         21,608
                                    ================  ================  ================  ================


                                        NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2017             2016
                                    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (54)  $           (60)
   Net realized gains (losses)....            1,494             1,095
   Change in unrealized gains
     (losses) on investments......            (493)               214
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              947             1,249
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               --                --
   Net transfers (including
     fixed account)...............               --                --
   Contract charges...............               --                --
   Transfers for contract benefits
     and terminations.............          (2,006)           (1,907)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (2,006)           (1,907)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............          (1,059)             (658)
NET ASSETS:
   Beginning of year..............            6,564             7,222
                                    ---------------  ----------------
   End of year....................  $         5,505  $          6,564
                                    ===============  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                      OPPENHEIMER VA
                                          GLOBAL                  OPPENHEIMER VA                      OPPENHEIMER VA
                                    MULTI-ALTERNATIVES           GOVERNMENT MONEY                  MAIN STREET SMALL CAP
                                        SUB-ACCOUNT                 SUB-ACCOUNT                         SUB-ACCOUNT
                                    ------------------  ----------------------------------  ----------------------------------
                                         2017 (a)             2017              2016              2017              2016
                                    ------------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $           (47)   $           (32)  $           (48)  $      (824,978)  $    (1,193,648)
   Net realized gains (losses)....               (90)                 --                --        10,132,948         6,500,090
   Change in unrealized gains
     (losses) on investments......            (3,134)                 --                --         4,224,374        11,237,743
                                    ------------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            (3,271)               (32)              (48)        13,532,344        16,544,185
                                    ------------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                 50                 --                --         1,283,733         1,327,499
   Net transfers (including
     fixed account)...............            259,386                 --                --       (2,190,062)       (2,886,762)
   Contract charges...............               (16)                 --                --       (1,304,527)       (1,283,015)
   Transfers for contract benefits
     and terminations.............            (2,485)              (145)             (148)       (9,826,409)       (7,757,953)
                                    ------------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            256,935              (145)             (148)      (12,037,265)      (10,600,231)
                                    ------------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            253,664              (177)             (196)         1,495,079         5,943,954
NET ASSETS:
   Beginning of year..............                 --              3,396             3,592       115,192,944       109,248,990
                                    ------------------  ----------------  ----------------  ----------------  ----------------
   End of year....................   $        253,664   $          3,219  $          3,396  $    116,688,023  $    115,192,944
                                    ==================  ================  ================  ================  ================



                                        OPPENHEIMER VA MAIN STREET      OPPENHEIMER VA TOTAL RETURN BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2017              2016              2017             2016
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (163)  $          (264)  $            20  $            165
   Net realized gains (losses)....             3,121            14,724            (967)             (587)
   Change in unrealized gains
     (losses) on investments......            12,465           (4,604)            1,045               571
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            15,423             9,856               98               149
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --               --                --
   Net transfers (including
     fixed account)...............                --                --               --                --
   Contract charges...............                --                --               --                --
   Transfers for contract benefits
     and terminations.............           (3,688)          (12,174)          (3,255)           (1,907)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (3,688)          (12,174)          (3,255)           (1,907)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............            11,735           (2,318)          (3,157)           (1,758)
NET ASSETS:
   Beginning of year..............           102,246           104,564            5,719             7,477
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $        113,981  $        102,246  $         2,562  $          5,719
                                    ================  ================  ===============  ================


                                                PIMCO VIT                            PIMCO VIT
                                      COMMODITY REALRETURN STRATEGY            EMERGING MARKETS BOND
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         44,210  $        (1,454)  $         31,271  $         19,858
   Net realized gains (losses)....           (9,161)           (4,882)             2,773             (739)
   Change in unrealized gains
     (losses) on investments......          (32,485)            50,041            32,872            34,366
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             2,564            43,705            66,916            53,485
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            14,701            82,723             4,294           221,405
   Net transfers (including
     fixed account)...............            20,842           102,751           251,758          (13,170)
   Contract charges...............              (75)              (55)             (104)              (85)
   Transfers for contract benefits
     and terminations.............          (39,639)          (14,359)          (47,137)          (22,688)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (4,171)           171,060           208,811           185,462
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           (1,607)           214,765           275,727           238,947
NET ASSETS:
   Beginning of year..............           464,850           250,085           645,743           406,796
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        463,243  $        464,850  $        921,470  $        645,743
                                    ================  ================  ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                       PIMCO VIT UNCONSTRAINED BOND          PIONEER VCT MID CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            334  $            290  $      (517,266)  $      (573,188)
   Net realized gains (losses)....             2,254           (3,758)         6,180,507         4,194,006
   Change in unrealized gains
     (losses) on investments......            15,463            18,128         1,654,564         5,084,247
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            18,051            14,660         7,317,805         8,705,065
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             1,741           195,066         1,259,070         1,113,121
   Net transfers (including
     fixed account)...............            48,507            97,472           776,762          (65,716)
   Contract charges...............              (64)              (74)         (687,778)         (672,822)
   Transfers for contract benefits
     and terminations.............          (64,152)          (28,936)       (6,607,009)       (5,748,437)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (13,968)           263,528       (5,258,955)       (5,373,854)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............             4,083           278,188         2,058,850         3,331,211
NET ASSETS:
   Beginning of year..............           560,051           281,863        67,321,539        63,990,328
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        564,134  $        560,051  $     69,380,389  $     67,321,539
                                    ================  ================  ================  ================


                                      PIONEER VCT REAL ESTATE SHARES      T. ROWE PRICE GOVERNMENT MONEY
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,618  $          3,941  $        (1,625)  $        (5,020)
   Net realized gains (losses)....            15,679            47,420                --                --
   Change in unrealized gains
     (losses) on investments......          (13,505)          (40,983)                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             3,792            10,378           (1,625)           (5,020)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               334               621                --                --
   Net transfers (including
     fixed account)...............            17,579             8,221         (126,898)            92,628
   Contract charges...............           (3,098)           (3,301)             (108)             (118)
   Transfers for contract benefits
     and terminations.............          (26,920)           (4,793)          (14,683)          (51,844)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (12,105)               748         (141,689)            40,666
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           (8,313)            11,126         (143,314)            35,646
NET ASSETS:
   Beginning of year..............           252,027           240,901           532,685           497,039
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        243,714  $        252,027  $        389,371  $        532,685
                                    ================  ================  ================  ================


                                        T. ROWE PRICE GROWTH STOCK       T. ROWE PRICE INTERNATIONAL STOCK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (48,580)  $       (52,576)  $          3,036  $          1,032
   Net realized gains (losses)....         1,376,079           412,844            18,893             8,094
   Change in unrealized gains
     (losses) on investments......           722,890         (355,528)            84,436           (3,274)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         2,050,389             4,740           106,365             5,852
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           228,728           193,684            19,749            10,989
   Net transfers (including
     fixed account)...............         (117,076)         (301,323)            11,575          (11,589)
   Contract charges...............           (1,098)           (1,118)              (69)              (96)
   Transfers for contract benefits
     and terminations.............         (557,208)         (562,309)           (3,303)          (39,735)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (446,654)         (671,066)            27,952          (40,431)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         1,603,735         (666,326)           134,317          (34,579)
NET ASSETS:
   Beginning of year..............         6,392,650         7,058,976           383,175           417,754
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      7,996,385  $      6,392,650  $        517,492  $        383,175
                                    ================  ================  ================  ================

                                             TAP 1919 VARIABLE
                                       SOCIALLY RESPONSIVE BALANCED
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2017              2016
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (820)  $         (1,057)
   Net realized gains (losses)....            11,346              8,317
   Change in unrealized gains
     (losses) on investments......             9,713            (2,565)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            20,239              4,695
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --              3,677
   Net transfers (including
     fixed account)...............               279              (931)
   Contract charges...............              (91)              (117)
   Transfers for contract benefits
     and terminations.............          (17,733)           (79,210)
                                    ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (17,545)           (76,581)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets.............             2,694           (71,886)
NET ASSETS:
   Beginning of year..............           143,946            215,832
                                    ----------------  -----------------
   End of year....................  $        146,640  $         143,946
                                    ================  =================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                                      VIF GLOBAL INFRASTRUCTURE
                                                                                                             SUB-ACCOUNT
                                                                                                ------------------------------------
                                                                                                      2017               2016
                                                                                                -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................................................  $           4,862  $           3,590
   Net realized gains (losses)................................................................             25,749             25,538
   Change in unrealized gains
     (losses) on investments..................................................................             27,754             25,505
                                                                                                -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.......................................................................             58,365             54,633
                                                                                                -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.....................................................................              3,778             90,084
   Net transfers (including
     fixed account)...........................................................................             47,785             43,465
   Contract charges...........................................................................               (89)              (144)
   Transfers for contract benefits
     and terminations.........................................................................           (68,583)           (29,784)
                                                                                                -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.................................................................           (17,109)            103,621
                                                                                                -----------------  -----------------
     Net increase (decrease)
        in net assets.........................................................................             41,256            158,254
NET ASSETS:
   Beginning of year..........................................................................            503,939            345,685
                                                                                                -----------------  -----------------
   End of year................................................................................  $         545,195  $         503,939
                                                                                                =================  =================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

                 BRIGHTHOUSE SEPARATE ACCOUNT A
             OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Separate Account A (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support operations of MLI-USA with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-USA merged into the Company and the Separate Account became a Separate Account of the Company. The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company and the Separate Account changed its name from MetLife Investors USA Separate Account A to Brighthouse Separate Account A.

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife, Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust ("LMPVIT")
   Insurance Funds) ("Invesco V.I.")                       MFS Variable Insurance Trust ("MFS VIT")
American Funds Insurance Series ("American Funds")         Morgan Stanley Variable Insurance Fund, Inc. ("VIF")
Blackrock Variable Series Funds, Inc. ("BlackRock")        Neuberger Berman Equity Funds ("Neuberger Berman")
Brighthouse Funds Trust I ("BHFTI")*                       Oppenheimer Variable Account Funds
Brighthouse Funds Trust II ("BHFTII")*                       ("Oppenheimer VA")
Deutsche Variable Series I ("Deutsche I")                  PIMCO Variable Insurance Trust ("PIMCO VIT")
Federated Insurance Series ("Federated")                   Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")      T. Rowe Price Government Money Fund, Inc.
Franklin Templeton Variable Insurance Products Trust       T. Rowe Price Growth Stock Fund, Inc.
   ("FTVIPT")                                              T. Rowe Price International Fund, Inc.
Ivy Variable Insurance Portfolios ("IVY VIP")              The Alger Portfolios ("Alger")
Janus Aspen Series ("Janus Aspen")                         Trust for Advised Portfolios ("TAP")
Legg Mason Partners Variable Equity Trust ("LMPVET")       VanEck VIP Trust ("VanEck VIP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2017:

Alger Small Cap Growth Sub-Account                       BHFTI JPMorgan Small Cap Value Sub-Account (a)
American Funds Bond Sub-Account (a)                      BHFTI Loomis Sayles Global Markets Sub-Account
American Funds Global Growth Sub-Account (a)             BHFTI MetLife Multi-Index Targeted Risk
American Funds Global Small Capitalization Sub-            Sub-Account
   Account (a)                                           BHFTI MFS Research International Sub-Account (a)
American Funds Growth Sub-Account                        BHFTI Morgan Stanley Mid Cap Growth
American Funds Growth-Income Sub-Account (a)               Sub-Account (a)
BHFTI AB Global Dynamic Allocation Sub-Account           BHFTI Oppenheimer Global Equity Sub-Account
BHFTI Allianz Global Investors Dynamic Multi-Asset       BHFTI PanAgora Global Diversified Risk
   Plus Sub-Account                                        Sub-Account
BHFTI American Funds Balanced Allocation                 BHFTI PIMCO Inflation Protected Bond Sub-Account
   Sub-Account                                           BHFTI PIMCO Total Return Sub-Account (a)
BHFTI American Funds Growth Allocation                   BHFTI Pyramis Government Income Sub-Account
   Sub-Account                                           BHFTI Schroders Global Multi-Asset II Sub-Account
BHFTI American Funds Growth Sub-Account                  BHFTI Schroders Global Multi-Asset Sub-Account
BHFTI American Funds Moderate Allocation                 BHFTI SSGA Growth and Income ETF Sub-Account
   Sub-Account                                           BHFTI SSGA Growth ETF Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account               BHFTI T. Rowe Price Large Cap Value Sub-Account (a)
BHFTI BlackRock Global Tactical Strategies               BHFTI T. Rowe Price Mid Cap Growth Sub-Account
   Sub-Account                                           BHFTI TCW Core Fixed Income Sub-Account
BHFTI BlackRock High Yield Sub-Account (a)               BHFTI Victory Sycamore Mid Cap Value Sub-Account
BHFTI Brighthouse Asset Allocation 100 Sub-Account       BHFTI Wells Capital Management Mid Cap Value
BHFTI Brighthouse Balanced Plus Sub-Account                Sub-Account
BHFTI Brighthouse Small Cap Value Sub-Account (a)        BHFTII Baillie Gifford International Stock Sub-
BHFTI Brighthouse/Aberdeen Emerging Markets                Account (a)
   Equity Sub-Account                                    BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse/Artisan International Sub-Account      BHFTII BlackRock Capital Appreciation
BHFTI Brighthouse/Eaton Vance Floating Rate                Sub-Account (a)
   Sub-Account                                           BHFTII BlackRock Ultra-Short Term Bond Sub-
BHFTI Brighthouse/Franklin Low Duration Total              Account (a)
   Return Sub-Account                                    BHFTII Brighthouse Asset Allocation 20 Sub-Account
BHFTI Brighthouse/Templeton International Bond           BHFTII Brighthouse Asset Allocation 40 Sub-Account
   Sub-Account                                           BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI Brighthouse/Wellington Large Cap Research          BHFTII Brighthouse Asset Allocation 80 Sub-Account
   Sub-Account (a)                                       BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Clarion Global Real Estate Sub-Account               Sub-Account (a)
BHFTI ClearBridge Aggressive Growth Sub-Account (a)      BHFTII Brighthouse/Dimensional International Small
BHFTI Harris Oakmark International Sub-Account (a)         Company Sub-Account
BHFTI Invesco Balanced-Risk Allocation                   BHFTII Brighthouse/Wellington Core Equity
   Sub-Account                                             Opportunities Sub-Account (a)
BHFTI Invesco Comstock Sub-Account                       BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI Invesco Small Cap Growth Sub-Account (a)           BHFTII Jennison Growth Sub-Account (a)
BHFTI JPMorgan Core Bond Sub-Account (a)                 BHFTII Loomis Sayles Small Cap Core Sub-Account
BHFTI JPMorgan Global Active Allocation                  BHFTII Loomis Sayles Small Cap Growth
   Sub-Account                                             Sub-Account

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONTINUED)


BHFTII MetLife Aggregate Bond Index Sub-Account (a)      IVY VIP Asset Strategy Sub-Account
BHFTII MetLife Mid Cap Stock Index Sub-Account (a)       LMPVET ClearBridge Variable Aggressive Growth
BHFTII MetLife MSCI EAFE Index Sub-Account (a)              Sub-Account (a)
BHFTII MetLife Russell 2000 Index Sub-Account (a)        LMPVET ClearBridge Variable Appreciation Sub-
BHFTII MetLife Stock Index Sub-Account (a)                  Account (a)
BHFTII MFS Total Return Sub-Account (a)                  LMPVET ClearBridge Variable Dividend Strategy
BHFTII MFS Value II Sub-Account (a)                         Sub-Account (a)
BHFTII MFS Value Sub-Account (a)                         LMPVET ClearBridge Variable Large Cap Growth
BHFTII Neuberger Berman Genesis Sub-Account (a)             Sub-Account
BHFTII T. Rowe Price Large Cap Growth                    LMPVET ClearBridge Variable Large Cap Value
   Sub-Account (a)                                          Sub-Account
BHFTII T. Rowe Price Small Cap Growth                    LMPVET ClearBridge Variable Small Cap Growth
   Sub-Account (a)                                          Sub-Account (a)
BHFTII VanEck Global Natural Resources                   LMPVET QS Variable Conservative Growth
   Sub-Account                                              Sub-Account
BHFTII Western Asset Management Strategic Bond           LMPVET QS Variable Growth Sub-Account
   Opportunities Sub-Account (a)                         LMPVET QS Variable Moderate Growth Sub-Account
BHFTII Western Asset Management U.S. Government          LMPVIT Western Asset Variable Global High Yield
   Sub-Account (a)                                          Bond Sub-Account (a)
BlackRock Global Allocation V.I. Sub-Account             MFS VIT Investors Trust Sub-Account
Deutsche I CROCI International VIP Sub-Account           MFS VIT New Discovery Sub-Account
Federated High Income Bond Sub-Account                   MFS VIT Research Sub-Account
Federated Kaufman Sub-Account                            Neuberger Berman Genesis Sub-Account
Fidelity VIP Asset Manager Sub-Account                   Oppenheimer VA Global Multi-Alternatives
Fidelity VIP Contrafund Sub-Account (a)                     Sub-Account (b)
Fidelity VIP Equity-Income Sub-Account                   Oppenheimer VA Government Money Sub-Account
Fidelity VIP FundsManager 50% Sub-Account                Oppenheimer VA Main Street Small Cap
Fidelity VIP FundsManager 60% Sub-Account                   Sub-Account (a)
Fidelity VIP Government Money Market Sub-Account         Oppenheimer VA Main Street Sub-Account
Fidelity VIP Growth Sub-Account                          Oppenheimer VA Total Return Bond Sub-Account
Fidelity VIP Index 500 Sub-Account                       PIMCO VIT Commodity RealReturn Strategy
Fidelity VIP Mid Cap Sub-Account                            Sub-Account
Fidelity VIP Overseas Sub-Account                        PIMCO VIT Emerging Markets Bond Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   PIMCO VIT Unconstrained Bond Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            Pioneer VCT Mid Cap Value Sub-Account
FTVIPT Franklin Small Cap Value VIP Sub-Account          Pioneer VCT Real Estate Shares Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account                 T. Rowe Price Government Money Sub-Account
FTVIPT Templeton Global Bond VIP Sub-Account             T. Rowe Price Growth Stock Sub-Account
Invesco V.I. American Franchise Sub-Account (a)          T. Rowe Price International Stock Sub-Account
Invesco V.I. Core Equity Sub-Account                     TAP 1919 Variable Socially Responsive Balanced
Invesco V.I. Equity and Income Sub-Account (a)              Sub-Account
Invesco V.I. Growth and Income Sub-Account               VIF Global Infrastructure Sub-Account
Invesco V.I. International Growth Sub-Account (a)

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.
(b) This Sub-Account began operations during the period ended December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONCLUDED)


B. The following Sub-Accounts had no net assets as of December 31, 2017:

Janus Henderson Global Research Sub-Account
Oppenheimer VA Global Strategic Income Sub-Account


3. PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2017:

LMPVET EnTrustPermal Alternative Select VIT
   Sub-Account
VanEck VIP Long/Short Equity Index Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                              New Name

Janus Aspen Global Research Portfolio                    Janus Henderson Global Research Portfolio
(MIST) Goldman Sachs Mid Cap Value Portfolio             (BHFTI) Wells Capital Management Mid Cap Value
                                                           Portfolio
(MIST) Invesco Mid Cap Value Portfolio                   (BHFTI) Victory Sycamore Mid Cap Value Portfolio
(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Artisan International Portfolio               (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio           (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond Portfolio        (BHFTI) Brighthouse/Templeton International Bond
                                                           Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MIST) Pyramis Managed Risk Portfolio                    (BHFTI) Schroders Global Multi-Asset II Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Blackrock Large Cap Value Portfolio                (BHFTII) MFS Value II Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


(MSF) Van Eck Global Natural Resources Portfolio       (BHFTII) VanEck Global Natural Resources Portfolio
Oppenheimer VA Core Bond Portfolio                     Oppenheimer VA Total Return Bond Portfolio

TRUST NAME CHANGES:

Former Name                                               New Name

Met Investors Series Trust (MIST)                         Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                            Brighthouse Funds Trust II (BHFTII)
Universal Institutional Funds (UIF)                       Morgan Stanley Variable Insurance Fund, Inc (VIF)

ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                           New Name

MetLife Investors USA Separate Account A              Brighthouse Separate Account A

LIQUIDATION:

EnTrustPermal Alternative Select VIT Portfolio
VanEck VIP Long/Short Equity Index Fund


4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                                0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                             1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                                       0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                         0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.70%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.35%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.15% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The BHFTI and BHFTII Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2017              DECEMBER 31, 2017
                                                                    -----------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                       SHARES         COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                    ------------   --------------    --------------   --------------
     Alger Small Cap Growth Sub-Account...........................     2,221,976       57,097,206           308,217        5,361,421
     American Funds Bond Sub-Account..............................    12,700,182      136,004,677        13,193,738       10,404,923
     American Funds Global Growth Sub-Account.....................    10,368,921      237,280,865        14,753,025       49,573,745
     American Funds Global Small Capitalization Sub-Account.......     4,845,957       97,113,681         2,089,283       14,552,000
     American Funds Growth Sub-Account............................    10,158,395      594,578,397        78,537,301      131,212,294
     American Funds Growth-Income Sub-Account.....................     8,117,759      320,503,672        38,511,297       46,818,708
     BHFTI AB Global Dynamic Allocation Sub-Account...............   259,787,965    2,645,061,784        47,630,259      293,526,759
     BHFTI Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account................................................     9,569,620      102,155,312        22,927,961        3,546,170
     BHFTI American Funds Balanced Allocation Sub-Account.........   322,147,648    2,954,588,283       226,586,087      267,034,003
     BHFTI American Funds Growth Allocation Sub-Account...........   192,870,060    1,661,422,109       170,038,172      155,437,868
     BHFTI American Funds Growth Sub-Account......................    66,831,175      608,896,317        85,179,299       88,082,599
     BHFTI American Funds Moderate Allocation Sub-Account.........   159,042,668    1,484,590,737       102,056,907      158,087,691
     BHFTI AQR Global Risk Balanced Sub-Account...................   253,548,290    2,640,286,277       155,505,088      245,726,511
     BHFTI BlackRock Global Tactical Strategies Sub-Account.......   475,268,382    4,681,450,537        96,014,570      481,929,674
     BHFTI BlackRock High Yield Sub-Account.......................    30,022,451      239,471,410        18,419,332       22,482,509
     BHFTI Brighthouse Asset Allocation 100 Sub-Account...........    46,422,132      499,388,654        44,638,006       68,504,989
     BHFTI Brighthouse Balanced Plus Sub-Account..................   667,687,668    6,898,573,977       566,675,131      310,268,900
     BHFTI Brighthouse Small Cap Value Sub-Account................    15,497,869      219,510,528        16,975,206       39,538,550
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account................................................    37,761,000      363,473,600        12,192,860       51,868,506
     BHFTI Brighthouse/Artisan International Sub-Account..........        27,721          262,470            41,729           38,777
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account......     6,091,431       62,769,177        10,217,646       12,364,550
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account................................................    15,659,869      154,426,343        18,297,289       13,440,879
     BHFTI Brighthouse/Templeton International Bond Sub-Account...     3,761,591       42,681,627         1,444,315        3,531,936
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account................................................     1,025,081       10,903,485         1,122,798        2,586,272
     BHFTI Clarion Global Real Estate Sub-Account.................    21,750,078      248,661,534        12,559,936       24,246,731
     BHFTI ClearBridge Aggressive Growth Sub-Account..............    26,330,865      272,342,562         9,952,541       75,503,823
     BHFTI Harris Oakmark International Sub-Account...............    40,138,957      562,695,476        26,255,186       91,730,076
     BHFTI Invesco Balanced-Risk Allocation Sub-Account...........   101,793,579    1,042,969,390       165,425,449       66,164,326
     BHFTI Invesco Comstock Sub-Account...........................    47,391,077      567,629,742        40,746,007       96,282,985
     BHFTI Invesco Small Cap Growth Sub-Account...................    22,715,272      313,929,765        38,882,593       43,619,631
     BHFTI JPMorgan Core Bond Sub-Account.........................    33,340,305      348,488,348        25,921,052       25,052,068
     BHFTI JPMorgan Global Active Allocation Sub-Account..........    94,305,469    1,032,038,511        60,578,265       68,777,430
     BHFTI JPMorgan Small Cap Value Sub-Account...................     1,381,217       19,868,202         1,964,520        3,367,402
     BHFTI Loomis Sayles Global Markets Sub-Account...............     8,765,874      107,447,916         5,000,999       25,125,674
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account..........    73,690,458      859,571,627        72,493,848       36,531,213
     BHFTI MFS Research International Sub-Account.................    21,822,832      236,631,411         9,311,113       41,333,652
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account..............    12,706,148      139,569,778         2,846,401       34,593,027
     BHFTI Oppenheimer Global Equity Sub-Account..................     2,575,302       45,443,636           711,211       13,136,798
     BHFTI PanAgora Global Diversified Risk Sub-Account...........    13,275,130      141,520,515        55,319,154       21,240,350
     BHFTI PIMCO Inflation Protected Bond Sub-Account.............    64,229,497      694,146,502        35,668,596       36,196,425
     BHFTI PIMCO Total Return Sub-Account.........................   130,430,297    1,529,807,166        73,089,039       68,737,345
     BHFTI Pyramis Government Income Sub-Account..................    54,606,998      586,156,710        20,046,240       95,202,738
     BHFTI Schroders Global Multi-Asset II Sub-Account............    39,520,547      439,955,650        51,765,897       22,501,318
     BHFTI Schroders Global Multi-Asset Sub-Account...............    48,814,464      539,363,609        27,773,367       40,746,500
     BHFTI SSGA Growth and Income ETF Sub-Account.................   107,928,748    1,181,710,460        40,009,856      148,255,362
     BHFTI SSGA Growth ETF Sub-Account............................    38,516,444      407,908,864        24,290,905       56,997,165
     BHFTI T. Rowe Price Large Cap Value Sub-Account..............    22,274,732      622,076,941        87,857,040       90,720,186
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account...............    45,413,234      412,148,475        50,552,756       77,038,753
     BHFTI TCW Core Fixed Income Sub-Account......................        34,240          347,565            80,510           27,534
     BHFTI Victory Sycamore Mid Cap Value Sub-Account.............    13,044,154      219,599,119         6,991,986       30,007,385

(a)  For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2017              DECEMBER 31, 2017
                                                                    -----------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                       SHARES         COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                    ------------   --------------    --------------   --------------
     BHFTI Wells Capital Management Mid Cap Value Sub-Account.....    10,449,378      135,887,881         3,348,830       19,397,744
     BHFTII Baillie Gifford International Stock Sub-Account.......    18,946,699      178,990,488         6,482,087       47,287,083
     BHFTII BlackRock Bond Income Sub-Account.....................       686,606       73,224,843         7,769,014       10,383,846
     BHFTII BlackRock Capital Appreciation Sub-Account............       375,856       11,472,653         1,203,621        3,181,911
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account...........     2,919,087      292,050,234        39,072,513       90,651,234
     BHFTII Brighthouse Asset Allocation 20 Sub-Account...........     9,493,581      103,644,691        29,115,394       30,159,755
     BHFTII Brighthouse Asset Allocation 40 Sub-Account...........   320,041,712    3,842,133,369       195,537,026      576,131,122
     BHFTII Brighthouse Asset Allocation 60 Sub-Account...........   519,898,084    6,577,005,464       371,252,633      745,063,683
     BHFTII Brighthouse Asset Allocation 80 Sub-Account...........   422,921,817    5,818,201,681       411,326,732      666,316,416
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.........       826,943      177,797,328         4,640,945       38,249,249
     BHFTII Brighthouse/Dimensional International Small Company
       Sub-Account................................................     4,752,802       65,999,095        10,611,586        8,995,822
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account................................................    25,905,846      742,598,822        52,343,314      107,865,755
     BHFTII Frontier Mid Cap Growth Sub-Account...................     2,085,499       62,514,011         4,128,678       11,681,472
     BHFTII Jennison Growth Sub-Account...........................    30,556,771      378,626,036        39,243,420       96,080,660
     BHFTII Loomis Sayles Small Cap Core Sub-Account..............        52,283       12,358,781         2,347,433        3,335,049
     BHFTII Loomis Sayles Small Cap Growth Sub-Account............        24,492          322,028            28,772           37,412
     BHFTII MetLife Aggregate Bond Index Sub-Account..............    29,466,891      320,174,945        35,016,661       30,772,844
     BHFTII MetLife Mid Cap Stock Index Sub-Account...............     8,359,420      130,878,659        21,293,434       17,971,546
     BHFTII MetLife MSCI EAFE Index Sub-Account...................     8,602,224      102,894,929         9,846,357       14,072,824
     BHFTII MetLife Russell 2000 Index Sub-Account................     7,110,587      112,976,710        16,487,019       20,179,671
     BHFTII MetLife Stock Index Sub-Account.......................    12,368,319      431,137,435        44,049,133       91,543,488
     BHFTII MFS Total Return Sub-Account..........................       244,342       36,777,334         5,649,264        5,728,251
     BHFTII MFS Value II Sub-Account..............................       520,595        4,935,467           546,099          882,403
     BHFTII MFS Value Sub-Account.................................    18,303,296      272,041,009        29,841,465       37,707,711
     BHFTII Neuberger Berman Genesis Sub-Account..................     6,105,348       91,777,226        12,544,041       17,672,824
     BHFTII T. Rowe Price Large Cap Growth Sub-Account............    10,493,907      221,397,346        33,515,708       27,706,148
     BHFTII T. Rowe Price Small Cap Growth Sub-Account............       600,034       11,087,652         2,302,133        3,043,902
     BHFTII VanEck Global Natural Resources Sub-Account...........     8,222,352       98,043,114        14,034,479       14,100,085
     BHFTII Western Asset Management Strategic Bond Opportunities
       Sub-Account................................................    76,824,771      998,478,163        56,154,050       81,546,304
     BHFTII Western Asset Management U.S. Government
       Sub-Account................................................    21,057,679      252,415,290        13,545,607       17,931,709
     BlackRock Global Allocation V.I. Sub-Account.................       202,121        2,770,013           270,216          143,809
     Deutsche I CROCI International VIP Sub-Account...............     1,695,710       15,737,121         1,041,650        1,364,658
     Federated High Income Bond Sub-Account.......................           295            2,040             1,871           26,351
     Federated Kaufman Sub-Account................................         3,078           44,783             5,496            1,896
     Fidelity VIP Asset Manager Sub-Account.......................     4,745,108       72,525,862         9,540,739        8,099,323
     Fidelity VIP Contrafund Sub-Account..........................    16,588,759      447,916,337        44,404,354       73,408,651
     Fidelity VIP Equity-Income Sub-Account.......................       208,260        4,626,873           188,107          357,326
     Fidelity VIP FundsManager 50% Sub-Account....................   347,922,072    4,102,889,249        81,226,508      413,397,986
     Fidelity VIP FundsManager 60% Sub-Account....................   222,500,925    2,235,272,144        92,380,439      861,738,275
     Fidelity VIP Government Money Market Sub-Account.............    17,602,168       17,602,168         1,944,974        3,298,044
     Fidelity VIP Growth Sub-Account..............................     2,391,447      100,354,814        12,393,740       16,387,521
     Fidelity VIP Index 500 Sub-Account...........................       243,668       33,010,597         1,334,445        8,391,483
     Fidelity VIP Mid Cap Sub-Account.............................    11,753,847      351,081,713        22,852,547       46,071,371
     Fidelity VIP Overseas Sub-Account............................       198,673        3,662,135           152,072          484,051
     FTVIPT Franklin Income VIP Sub-Account.......................    16,045,937      241,673,131        12,172,664       26,175,181
     FTVIPT Franklin Mutual Shares VIP Sub-Account................     6,559,085      117,414,053         9,359,551       13,115,207
     FTVIPT Franklin Small Cap Value VIP Sub-Account..............     6,635,169      112,869,196        12,240,426       12,482,403
     FTVIPT Templeton Foreign VIP Sub-Account.....................     4,569,070       67,453,355         2,821,405        9,700,060
     FTVIPT Templeton Global Bond VIP Sub-Account.................    12,570,334      229,567,770         3,462,186       13,291,931
     Invesco V.I. American Franchise Sub-Account..................           237           13,253             1,129              920

(a)  For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                         FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2017            DECEMBER 31, 2017
                                                                    ----------------------------   -------------------------------
                                                                                                      COST OF          PROCEEDS
                                                                      SHARES         COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                    -----------    -------------   -------------    --------------
     Invesco V.I. Core Equity Sub-Account.........................        3,543           98,142           7,914            58,345
     Invesco V.I. Equity and Income Sub-Account...................   35,957,940      529,574,765      26,566,141        45,941,660
     Invesco V.I. Growth and Income Sub-Account...................           49              907              95                83
     Invesco V.I. International Growth Sub-Account................    6,850,301      188,929,488       4,177,059        28,829,195
     Ivy VIP Asset Strategy Sub-Account...........................       35,550          325,593          92,096            37,220
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account................................................   11,835,969      241,680,734      33,064,027        30,138,963
     LMPVET ClearBridge Variable Appreciation Sub-Account.........   10,773,746      293,331,294      30,035,444        40,838,833
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account................................................   11,214,199      134,250,424       7,591,172        18,085,539
     LMPVET ClearBridge Variable Large Cap Growth Sub-Account.....      132,429        2,527,191         482,877           930,102
     LMPVET ClearBridge Variable Large Cap Value Sub-Account......      327,423        5,771,034         713,746         3,028,824
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account................................................    4,390,170       79,662,269       5,518,460        15,874,299
     LMPVET QS Variable Conservative Growth Sub-Account...........    2,741,297       35,551,719       5,519,854         4,167,226
     LMPVET QS Variable Growth Sub-Account........................    6,193,519       79,628,757      15,646,297         9,941,676
     LMPVET QS Variable Moderate Growth Sub-Account...............       57,709          696,908         166,176           266,452
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account................................................   11,993,088       95,179,954       6,303,545         9,437,097
     MFS VIT Investors Trust Sub-Account..........................          201            4,194             258             4,175
     MFS VIT New Discovery Sub-Account............................          327            5,058             112            38,927
     MFS VIT Research Sub-Account.................................          716           14,010           1,564             4,672
     Neuberger Berman Genesis Sub-Account.........................           96            3,955             916             2,071
     Oppenheimer VA Global Multi-Alternatives Sub-Account (a).....       25,861          256,834         263,662             6,736
     Oppenheimer VA Government Money Sub-Account..................        3,223            3,223              12               187
     Oppenheimer VA Main Street Small Cap Sub-Account.............    4,590,311       83,330,996       7,997,281        14,632,969
     Oppenheimer VA Main Street Sub-Account.......................        3,534           82,015           3,194             5,216
     Oppenheimer VA Total Return Bond Sub-Account.................          328            3,260              61             3,295
     PIMCO VIT Commodity RealReturn Strategy Sub-Account..........       65,068          503,882         124,560            84,523
     PIMCO VIT Emerging Markets Bond Sub-Account..................       70,130          882,396         313,419            73,333
     PIMCO VIT Unconstrained Bond Sub-Account.....................       53,526          544,059          70,438            84,075
     Pioneer VCT Mid Cap Value Sub-Account........................    3,324,413       61,000,500       7,339,721         7,689,481
     Pioneer VCT Real Estate Shares Sub-Account...................       15,788          254,861          36,741            31,339
     T. Rowe Price Government Money Sub-Account...................      389,381          389,381          19,273           162,577
     T. Rowe Price Growth Stock Sub-Account.......................      127,636        5,327,155       1,531,264         1,088,943
     T. Rowe Price International Stock Sub-Account................       27,718          408,330          56,319             8,131
     TAP 1919 Variable Socially Responsive Balanced Sub-Account...        5,261          138,341          12,186            20,504
     VIF Global Infrastructure Sub-Account........................       69,456          544,736         115,530           101,789

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:



                                       ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND         AMERICAN FUNDS GLOBAL GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       3,200,478        3,508,832        7,293,353       8,159,989        6,980,723       7,480,782
Units issued and transferred
   from other funding options....          73,929           80,179        1,163,765         772,477          473,951         522,007
Units redeemed and transferred to
   other funding options.........       (340,567)        (388,533)      (1,118,733)     (1,639,113)      (1,240,010)     (1,022,066)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       2,933,840        3,200,478        7,338,385       7,293,353        6,214,664       6,980,723
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                           AMERICAN FUNDS
                                     GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2017            2016             2017            2016
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        2,939,876       3,123,694        2,741,584        3,075,557
Units issued and transferred
   from other funding options....          155,730         272,900           49,296           75,722
Units redeemed and transferred to
   other funding options.........        (398,169)       (456,718)        (438,679)        (409,695)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        2,697,437       2,939,876        2,352,201        2,741,584
                                   ===============  ==============  ===============  ===============



                                    AMERICAN FUNDS GROWTH-INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2017            2016
                                   --------------  ---------------

Units beginning of year..........       2,163,637        2,179,793
Units issued and transferred
   from other funding options....         421,891          286,066
Units redeemed and transferred to
   other funding options.........       (303,257)        (302,222)
                                   --------------  ---------------
Units end of year................       2,282,271        2,163,637
                                   ==============  ===============

                                              BHFTI AB              BHFTI ALLIANZ GLOBAL INVESTORS        BHFTI AMERICAN FUNDS
                                      GLOBAL DYNAMIC ALLOCATION        DYNAMIC MULTI-ASSET PLUS            BALANCED ALLOCATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017             2016            2017            2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........     252,960,506      263,678,991      79,436,316       59,800,997     234,371,003      246,263,553
Units issued and transferred
   from other funding options....       7,309,600       19,318,402      27,187,994       33,904,838      12,732,269       15,335,939
Units redeemed and transferred to
   other funding options.........    (26,228,236)     (30,036,887)    (11,271,418)     (14,269,519)    (26,779,676)     (27,228,489)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     234,041,870      252,960,506      95,352,892       79,436,316     220,323,596      234,371,003
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                        BHFTI AMERICAN FUNDS                     BHFTI                    BHFTI AMERICAN FUNDS
                                          GROWTH ALLOCATION              AMERICAN FUNDS GROWTH             MODERATE ALLOCATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017            2016             2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........     128,517,470      137,469,623      77,428,972       77,730,599     121,315,385      126,162,585
Units issued and transferred
   from other funding options....       9,046,966        8,565,324      10,380,251       12,677,891       4,847,161        9,031,479
Units redeemed and transferred to
   other funding options.........    (15,552,044)     (17,517,477)    (13,940,213)     (12,979,518)    (14,232,597)     (13,878,679)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     122,012,392      128,517,470      73,869,010       77,428,972     111,929,949      121,315,385
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                              BHFTI AQR                    BHFTI BLACKROCK
                                        GLOBAL RISK BALANCED         GLOBAL TACTICAL STRATEGIES        BHFTI BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                     SUB-ACCOUNT                       SUB-ACCOUNT
                                   ------------------------------  -------------------------------  --------------------------------
                                        2017            2016             2017            2016             2017            2016
                                   --------------  --------------  ---------------  --------------  ---------------  ---------------

Units beginning of year..........     221,364,216     241,508,750      421,174,334     445,213,023        8,860,074        9,031,674
Units issued and transferred
   from other funding options....       8,275,088      10,345,425       10,727,762      23,672,589          913,219        2,059,900
Units redeemed and transferred to
   other funding options.........    (27,140,580)    (30,489,959)     (43,585,741)    (47,711,278)      (1,371,519)      (2,231,500)
                                   --------------  --------------  ---------------  --------------  ---------------  ---------------
Units end of year................     202,498,724     221,364,216      388,316,355     421,174,334        8,401,774        8,860,074
                                   ==============  ==============  ===============  ==============  ===============  ===============


                                                 BHFTI                             BHFTI
                                   BRIGHTHOUSE ASSET ALLOCATION 100      BRIGHTHOUSE BALANCED PLUS
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  -------------------------------
                                         2017            2016              2017             2016
                                    --------------  ---------------   --------------  ---------------

Units beginning of year..........       33,538,308       37,143,227      536,906,397      552,214,291
Units issued and transferred
   from other funding options....          978,836        1,378,487       43,732,562       46,998,673
Units redeemed and transferred to
   other funding options.........      (3,928,102)      (4,983,406)     (52,428,211)     (62,306,567)
                                    --------------  ---------------   --------------  ---------------
Units end of year................       30,589,042       33,538,308      528,210,748      536,906,397
                                    ==============  ===============   ==============  ===============


                                                BHFTI
                                     BRIGHTHOUSE SMALL CAP VALUE
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2017             2016
                                   ---------------  --------------

Units beginning of year..........        9,362,462      10,725,811
Units issued and transferred
   from other funding options....          946,259         854,348
Units redeemed and transferred to
   other funding options.........      (1,972,742)     (2,217,697)
                                   ---------------  --------------
Units end of year................        8,335,979       9,362,462
                                   ===============  ==============

                                     BHFTI BRIGHTHOUSE/ABERDEEN            BHFTI BRIGHTHOUSE/
                                       EMERGING MARKETS EQUITY            ARTISAN INTERNATIONAL
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      39,351,974       42,624,617           27,485           12,794
Units issued and transferred
   from other funding options....       3,778,220        5,229,977            4,289           17,546
Units redeemed and transferred to
   other funding options.........     (7,207,060)      (8,502,620)          (3,626)          (2,855)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      35,923,134       39,351,974           28,148           27,485
                                   ==============  ===============  ===============  ===============


                                          BHFTI BRIGHTHOUSE/           BHFTI BRIGHTHOUSE/FRANKLIN
                                       EATON VANCE FLOATING RATE        LOW DURATION TOTAL RETURN
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        5,632,610        5,985,329       14,680,889       16,246,958
Units issued and transferred
   from other funding options....        1,227,758        1,371,315        3,497,683        3,444,662
Units redeemed and transferred to
   other funding options.........      (1,536,239)      (1,724,034)      (2,980,166)      (5,010,731)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,324,129        5,632,610       15,198,406       14,680,889
                                   ===============  ===============  ===============  ===============


                                     BHFTI BRIGHTHOUSE/TEMPLETON      BHFTI BRIGHTHOUSE/WELLINGTON
                                         INTERNATIONAL BOND                LARGE CAP RESEARCH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       3,153,303        3,361,116          931,137        1,013,512
Units issued and transferred
   from other funding options....         313,147          486,091           28,514           43,104
Units redeemed and transferred to
   other funding options.........       (433,845)        (693,904)        (134,455)        (125,479)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       3,032,605        3,153,303          825,196          931,137
                                   ==============  ===============  ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                BHFTI                             BHFTI
                                     CLARION GLOBAL REAL ESTATE       CLEARBRIDGE AGGRESSIVE GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       14,214,001       15,477,002      31,716,282       35,697,833
Units issued and transferred
   from other funding options....        1,423,759        1,636,352       2,581,853        4,081,680
Units redeemed and transferred to
   other funding options.........      (2,302,052)      (2,899,353)     (6,444,623)      (8,063,231)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       13,335,708       14,214,001      27,853,512       31,716,282
                                   ===============  ===============  ==============  ===============


                                                BHFTI                              BHFTI
                                    HARRIS OAKMARK INTERNATIONAL     INVESCO BALANCED-RISK ALLOCATION
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ---------------------------------
                                         2017            2016              2017             2016
                                   ---------------  ---------------   --------------  ---------------

Units beginning of year..........       23,007,569       25,339,005      818,076,929      749,414,346
Units issued and transferred
   from other funding options....        2,373,311        3,176,397      139,994,207      178,177,883
Units redeemed and transferred to
   other funding options.........      (4,661,046)      (5,507,833)    (130,712,707)    (109,515,300)
                                   ---------------  ---------------   --------------  ---------------
Units end of year................       20,719,834       23,007,569      827,358,429      818,076,929
                                   ===============  ===============   ==============  ===============


                                                                                 BHFTI
                                       BHFTI INVESCO COMSTOCK          INVESCO SMALL CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........       36,743,760      39,951,458      10,669,549       11,537,860
Units issued and transferred
   from other funding options....        2,531,336       3,419,052       1,042,101        1,540,952
Units redeemed and transferred to
   other funding options.........      (6,357,778)     (6,626,750)     (2,121,996)      (2,409,263)
                                   ---------------  --------------  --------------  ---------------
Units end of year................       32,917,318      36,743,760       9,589,654       10,669,549
                                   ===============  ==============  ==============  ===============

                                                                            BHFTI JPMORGAN                        BHFTI
                                      BHFTI JPMORGAN CORE BOND         GLOBAL ACTIVE ALLOCATION         JPMORGAN SMALL CAP VALUE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      31,064,359       31,401,600      848,098,850     828,919,735        1,141,302       1,287,553
Units issued and transferred
   from other funding options....       5,230,640        5,804,842       96,824,848     155,414,383           66,964          78,756
Units redeemed and transferred to
   other funding options.........     (5,434,616)      (6,142,083)    (116,875,900)   (136,235,268)        (175,606)       (225,007)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................      30,860,383       31,064,359      828,047,798     848,098,850        1,032,660       1,141,302
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                                BHFTI                        BHFTI METLIFE
                                    LOOMIS SAYLES GLOBAL MARKETS       MULTI-INDEX TARGETED RISK
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2017            2016             2017            2016
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        8,505,955       9,530,128      583,908,748      435,062,012
Units issued and transferred
   from other funding options....          510,413         976,077       86,847,499      213,057,814
Units redeemed and transferred to
   other funding options.........      (1,566,409)     (2,000,250)     (68,431,096)     (64,211,078)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        7,449,959       8,505,955      602,325,151      583,908,748
                                   ===============  ==============  ===============  ===============


                                              BHFTI MFS
                                       RESEARCH INTERNATIONAL
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2017             2016
                                   --------------  ---------------

Units beginning of year..........      16,956,442       18,156,340
Units issued and transferred
   from other funding options....       1,073,153        1,542,675
Units redeemed and transferred to
   other funding options.........     (3,043,455)      (2,742,573)
                                   --------------  ---------------
Units end of year................      14,986,140       16,956,442
                                   ==============  ===============

                                          BHFTI MORGAN STANLEY                     BHFTI
                                             MID CAP GROWTH              OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016            2017            2016
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............       12,770,536      12,648,258       2,333,207        2,520,098
Units issued and transferred
   from other funding options......          831,232       1,794,662          44,666          236,785
Units redeemed and transferred to
   other funding options...........      (2,275,279)     (1,672,384)       (438,398)        (423,676)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................       11,326,489      12,770,536       1,939,475        2,333,207
                                     ===============  ==============  ==============  ===============


                                            BHFTI PANAGORA                     BHFTI PIMCO
                                        GLOBAL DIVERSIFIED RISK         INFLATION PROTECTED BOND         BHFTI PIMCO TOTAL RETURN
                                              SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2017            2016            2017             2016            2017            2016
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............      95,787,147      21,772,279      43,749,123       46,098,333      84,045,933      91,772,688
Units issued and transferred
   from other funding options......      68,660,741      90,776,007       6,838,374        5,877,834      11,101,098      10,440,405
Units redeemed and transferred to
   other funding options...........    (35,676,114)    (16,761,139)     (6,860,372)      (8,227,044)    (11,504,105)    (18,167,160)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................     128,771,774      95,787,147      43,727,125       43,749,123      83,642,926      84,045,933
                                     ==============  ==============  ==============  ===============  ==============  ==============


                                                  BHFTI
                                        PYRAMIS GOVERNMENT INCOME
                                               SUB-ACCOUNT
                                     -------------------------------
                                           2017            2016
                                     ---------------  --------------

Units beginning of year............       59,975,014      60,149,269
Units issued and transferred
   from other funding options......        5,408,710      18,530,743
Units redeemed and transferred to
   other funding options...........     (12,781,312)    (18,704,998)
                                     ---------------  --------------
Units end of year..................       52,602,412      59,975,014
                                     ===============  ==============

                                          BHFTI SCHRODERS                  BHFTI SCHRODERS                    BHFTI SSGA
                                       GLOBAL MULTI-ASSET II             GLOBAL MULTI-ASSET              GROWTH AND INCOME ETF
                                            SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017            2016             2017            2016
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      36,164,251      31,417,980      459,001,172     467,251,015       85,949,744      93,774,991
Units issued and transferred
   from other funding options....       8,314,644      10,679,496       42,041,385      58,310,305        3,342,742       3,654,848
Units redeemed and transferred to
   other funding options.........     (5,965,608)     (5,933,225)     (58,964,646)    (66,560,148)     (11,078,723)    (11,480,095)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................      38,513,287      36,164,251      442,077,911     459,001,172       78,213,763      85,949,744
                                   ==============  ==============  ===============  ==============  ===============  ==============


                                                                                 BHFTI                            BHFTI
                                        BHFTI SSGA GROWTH ETF        T. ROWE PRICE LARGE CAP VALUE    T. ROWE PRICE MID CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       30,512,706      32,991,663      11,082,070       12,150,155      25,320,043       27,786,712
Units issued and transferred
   from other funding options....        1,656,294       2,024,267         694,387        1,028,927       1,816,483        2,545,274
Units redeemed and transferred to
   other funding options.........      (4,128,730)     (4,503,224)     (1,692,808)      (2,097,012)     (4,853,941)      (5,011,943)
                                   ---------------  --------------  --------------  ---------------  --------------  ---------------
Units end of year................       28,040,270      30,512,706      10,083,649       11,082,070      22,282,585       25,320,043
                                   ===============  ==============  ==============  ===============  ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                             BHFTI VICTORY                 BHFTI WELLS CAPITAL
                                     BHFTI TCW CORE FIXED INCOME        SYCAMORE MID CAP VALUE          MANAGEMENT MID CAP VALUE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2017            2016            2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........           29,430           7,421       7,068,224        7,308,379        5,715,456       6,513,771
Units issued and transferred
   from other funding options....            7,916          25,027         777,950        1,000,977          464,666         550,368
Units redeemed and transferred to
   other funding options.........          (2,780)         (3,018)     (1,336,850)      (1,241,132)      (1,087,678)     (1,348,683)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................           34,566          29,430       6,509,324        7,068,224        5,092,444       5,715,456
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                           BHFTII BAILLIE
                                     GIFFORD INTERNATIONAL STOCK      BHFTII BLACKROCK BOND INCOME
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       22,804,816       24,846,295       1,269,349        1,196,294
Units issued and transferred
   from other funding options....        1,193,108        2,167,017         185,324          289,844
Units redeemed and transferred to
   other funding options.........      (4,612,286)      (4,208,496)       (243,956)        (216,789)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       19,385,638       22,804,816       1,210,717        1,269,349
                                   ===============  ===============  ==============  ===============


                                          BHFTII BLACKROCK
                                        CAPITAL APPRECIATION
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2017             2016
                                   ---------------  --------------

Units beginning of year..........          584,767         579,182
Units issued and transferred
   from other funding options....           31,373          93,393
Units redeemed and transferred to
   other funding options.........        (105,234)        (87,808)
                                   ---------------  --------------
Units end of year................          510,906         584,767
                                   ===============  ==============

                                           BHFTII BLACKROCK                      BHFTII
                                         ULTRA-SHORT TERM BOND       BRIGHTHOUSE ASSET ALLOCATION 20
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016            2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       33,915,071       39,040,662        7,192,154        4,782,874
Units issued and transferred
   from other funding options....        9,070,046       22,705,149        2,264,541        5,207,792
Units redeemed and transferred to
   other funding options.........     (14,222,243)     (27,830,740)      (2,497,487)      (2,798,512)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       28,762,874       33,915,071        6,959,208        7,192,154
                                   ===============  ===============  ===============  ===============


                                                BHFTII                             BHFTII
                                    BRIGHTHOUSE ASSET ALLOCATION 40    BRIGHTHOUSE ASSET ALLOCATION 60
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                        2017              2016              2017             2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........      266,351,270      297,958,878       407,551,536      446,107,386
Units issued and transferred
   from other funding options....        4,120,087        6,249,604         8,130,613       12,125,390
Units redeemed and transferred to
   other funding options.........     (37,193,685)     (37,857,212)      (46,291,636)     (50,681,240)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................      233,277,672      266,351,270       369,390,513      407,551,536
                                   ===============  ===============   ===============  ===============


                                                BHFTII                  BHFTII BRIGHTHOUSE/ARTISAN
                                    BRIGHTHOUSE ASSET ALLOCATION 80            MID CAP VALUE
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2017             2016             2017              2016
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........       353,810,551      388,323,652        9,275,939       10,052,598
Units issued and transferred
   from other funding options....         6,230,447        7,664,067          755,020        1,328,066
Units redeemed and transferred to
   other funding options.........      (39,182,716)     (42,177,168)      (2,051,107)      (2,104,725)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................       320,858,282      353,810,551        7,979,852        9,275,939
                                   ================  ===============  ===============  ===============

                                   BHFTII BRIGHTHOUSE/DIMENSIONAL     BHFTII BRIGHTHOUSE/WELLINGTON
                                     INTERNATIONAL SMALL COMPANY        CORE EQUITY OPPORTUNITIES
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        2,814,983        3,198,853      29,665,645       26,356,637
Units issued and transferred
   from other funding options....          532,375          449,612       1,185,952        8,235,123
Units redeemed and transferred to
   other funding options.........        (605,922)        (833,482)     (4,453,368)      (4,926,115)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        2,741,436        2,814,983      26,398,229       29,665,645
                                   ===============  ===============  ==============  ===============


                                               BHFTII
                                       FRONTIER MID CAP GROWTH           BHFTII JENNISON GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        3,317,626        3,809,398      21,756,762       23,988,437
Units issued and transferred
   from other funding options....          298,509          314,123       1,341,781        2,192,365
Units redeemed and transferred to
   other funding options.........        (667,275)        (805,895)     (4,777,114)      (4,424,040)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        2,948,860        3,317,626      18,321,429       21,756,762
                                   ===============  ===============  ==============  ===============


                                               BHFTII                           BHFTII
                                    LOOMIS SAYLES SMALL CAP CORE    LOOMIS SAYLES SMALL CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........          241,747         250,951          15,428           18,203
Units issued and transferred
   from other funding options....           31,506          29,461             605            1,246
Units redeemed and transferred to
   other funding options.........         (57,619)        (38,665)         (1,546)          (4,021)
                                   ---------------  --------------  --------------  ---------------
Units end of year................          215,634         241,747          14,487           15,428
                                   ===============  ==============  ==============  ===============

                                               BHFTII                           BHFTII                           BHFTII
                                    METLIFE AGGREGATE BOND INDEX      METLIFE MID CAP STOCK INDEX        METLIFE MSCI EAFE INDEX
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........      21,606,441       18,032,558       5,338,539        5,111,469       9,185,190        8,770,551
Units issued and transferred
   from other funding options....       4,669,594       11,999,341         858,977        1,293,546       1,063,255        1,618,760
Units redeemed and transferred to
   other funding options.........     (4,570,297)      (8,425,458)     (1,075,582)      (1,066,476)     (1,611,987)      (1,204,121)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................      21,705,738       21,606,441       5,121,934        5,338,539       8,636,458        9,185,190
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                               BHFTII
                                     METLIFE RUSSELL 2000 INDEX       BHFTII METLIFE STOCK INDEX         BHFTII MFS TOTAL RETURN
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       5,131,926        5,516,806      25,218,819       25,649,785         645,393          710,775
Units issued and transferred
   from other funding options....         858,761        1,136,668       2,587,348        5,242,838          61,042           45,755
Units redeemed and transferred to
   other funding options.........     (1,158,403)      (1,521,548)     (5,148,417)      (5,673,804)        (98,575)        (111,137)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       4,832,284        5,131,926      22,657,750       25,218,819         607,860          645,393
                                   ==============  ===============  ==============  ===============  ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                                                                 BHFTII
                                         BHFTII MFS VALUE II               BHFTII MFS VALUE             NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         254,830          245,613      11,015,597       10,866,190       5,470,799        6,339,117
Units issued and transferred
   from other funding options....          26,953           77,920       1,035,297        2,869,961         347,072          394,983
Units redeemed and transferred to
   other funding options.........        (46,837)         (68,703)     (1,986,469)      (2,720,554)       (897,798)      (1,263,301)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         234,946          254,830      10,064,425       11,015,597       4,920,073        5,470,799
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                               BHFTII                           BHFTII                        BHFTII VANECK
                                   T. ROWE PRICE LARGE CAP GROWTH   T. ROWE PRICE SMALL CAP GROWTH      GLOBAL NATURAL RESOURCES
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........      17,003,069       19,853,858         373,919          373,434       6,924,892        8,336,502
Units issued and transferred
   from other funding options....       3,782,782        4,964,805          46,589           86,909       2,048,769        1,877,875
Units redeemed and transferred to
   other funding options.........     (4,278,209)      (7,815,594)        (84,130)         (86,424)     (1,889,994)      (3,289,485)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................      16,507,642       17,003,069         336,378          373,919       7,083,667        6,924,892
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                               BHFTII
                                      WESTERN ASSET MANAGEMENT            BHFTII WESTERN ASSET
                                    STRATEGIC BOND OPPORTUNITIES       MANAGEMENT U.S. GOVERNMENT
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      32,852,094            6,545       14,126,610       15,069,560
Units issued and transferred
   from other funding options....       2,776,153       37,011,107        1,972,768        2,544,781
Units redeemed and transferred to
   other funding options.........     (4,296,789)      (4,165,558)      (2,369,201)      (3,487,731)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      31,331,458       32,852,094       13,730,177       14,126,610
                                   ==============  ===============  ===============  ===============



                                                                                 DEUTSCHE
                                   BLACKROCK GLOBAL ALLOCATION V.I.      I CROCI INTERNATIONAL VIP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  -------------------------------
                                          2017            2016             2017             2016
                                    ---------------  ---------------  ---------------  --------------

Units beginning of year..........           123,935           77,369        1,416,905       1,563,760
Units issued and transferred
   from other funding options....            10,374           60,040           53,127          71,496
Units redeemed and transferred to
   other funding options.........           (6,047)         (13,474)        (167,314)       (218,351)
                                    ---------------  ---------------  ---------------  --------------
Units end of year................           128,262          123,935        1,302,718       1,416,905
                                    ===============  ===============  ===============  ==============




                                      FEDERATED HIGH INCOME BOND             FEDERATED KAUFMAN
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            2,435            2,503            5,331            5,491
Units issued and transferred
   from other funding options....               --               --               --               --
Units redeemed and transferred to
   other funding options.........          (2,267)             (68)            (112)            (160)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................              168            2,435            5,219            5,331
                                   ===============  ===============  ===============  ===============


                                     FIDELITY VIP ASSET MANAGER          FIDELITY VIP CONTRAFUND        FIDELITY VIP EQUITY-INCOME
                                             SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------  ------------------------------
                                        2017             2016             2017             2016            2017            2016
                                   ---------------  ---------------  ---------------  --------------  --------------  --------------

Units beginning of year..........        4,493,375        4,920,853       21,259,478      21,653,047         230,181         280,187
Units issued and transferred
   from other funding options....           84,551          136,470        1,502,897       2,319,348             807           1,199
Units redeemed and transferred to
   other funding options.........        (497,539)        (563,948)      (2,618,742)     (2,712,917)        (14,025)        (51,205)
                                   ---------------  ---------------  ---------------  --------------  --------------  --------------
Units end of year................        4,080,387        4,493,375       20,143,633      21,259,478         216,963         230,181
                                   ===============  ===============  ===============  ==============  ==============  ==============



                                     FIDELITY VIP FUNDSMANAGER 50%     FIDELITY VIP FUNDSMANAGER 60%
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      339,562,460      340,402,591      250,989,708      299,646,067
Units issued and transferred
   from other funding options....          391,910       16,507,550          717,060          391,758
Units redeemed and transferred to
   other funding options.........     (23,069,550)     (17,347,681)     (59,905,142)     (49,048,117)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      316,884,820      339,562,460      191,801,626      250,989,708
                                   ===============  ===============  ===============  ===============


                                             FIDELITY VIP
                                        GOVERNMENT MONEY MARKET
                                              SUB-ACCOUNT
                                   --------------------------------
                                         2017             2016
                                   ---------------  ---------------

Units beginning of year..........        2,758,925        5,764,747
Units issued and transferred
   from other funding options....          388,054       17,447,762
Units redeemed and transferred to
   other funding options.........        (568,019)     (20,453,584)
                                   ---------------  ---------------
Units end of year................        2,578,960        2,758,925
                                   ===============  ===============


                                         FIDELITY VIP GROWTH              FIDELITY VIP INDEX 500
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------

                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,179,280        6,842,558        2,222,100        2,464,560
Units issued and transferred
   from other funding options....          111,870          160,970            6,441           19,180
Units redeemed and transferred to
   other funding options.........        (612,725)        (824,248)        (253,722)        (261,640)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,678,425        6,179,280        1,974,819        2,222,100
                                   ===============  ===============  ===============  ===============



                                         FIDELITY VIP MID CAP              FIDELITY VIP OVERSEAS
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------

                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,382,115        6,898,177          333,151          376,022
Units issued and transferred
   from other funding options....          283,381          397,383           10,042           17,936
Units redeemed and transferred to
   other funding options.........        (842,793)        (913,445)         (35,663)         (60,807)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,822,703        6,382,115          307,530          333,151
                                   ===============  ===============  ===============  ===============


                                                                                  FTVIPT
                                      FTVIPT FRANKLIN INCOME VIP        FRANKLIN MUTUAL SHARES VIP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------

                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        4,031,843        4,415,184        4,164,982       4,536,450
Units issued and transferred
   from other funding options....          214,167          263,011          244,343         273,842
Units redeemed and transferred to
   other funding options.........        (528,491)        (646,352)        (550,476)       (645,310)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        3,717,519        4,031,843        3,858,849       4,164,982
                                   ===============  ===============  ===============  ==============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                FTVIPT
                                     FRANKLIN SMALL CAP VALUE VIP      FTVIPT TEMPLETON FOREIGN VIP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,878,700        8,783,442        2,245,781        2,282,942
Units issued and transferred
   from other funding options....          707,589          669,468           84,038          229,599
Units redeemed and transferred to
   other funding options.........      (1,251,040)      (1,574,210)        (336,521)        (266,760)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,335,249        7,878,700        1,993,298        2,245,781
                                   ===============  ===============  ===============  ===============


                                               FTVIPT
                                      TEMPLETON GLOBAL BOND VIP      INVESCO V.I. AMERICAN FRANCHISE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       11,303,555       11,945,145            1,514            1,825
Units issued and transferred
   from other funding options....          980,861        1,038,847               --               --
Units redeemed and transferred to
   other funding options.........      (1,369,769)      (1,680,437)             (74)            (311)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       10,914,647       11,303,555            1,440            1,514
                                   ===============  ===============  ===============  ===============



                                       INVESCO V.I. CORE EQUITY       INVESCO V.I. EQUITY AND INCOME
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           25,350           27,589       27,024,285       28,966,281
Units issued and transferred
   from other funding options....               13              391        1,983,344        1,842,325
Units redeemed and transferred to
   other funding options.........          (8,105)          (2,630)      (3,237,927)      (3,784,321)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           17,258           25,350       25,769,702       27,024,285
                                   ===============  ===============  ===============  ===============


                                    INVESCO V.I. GROWTH AND INCOME   INVESCO V.I. INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........               87              654         8,293,250        8,534,492
Units issued and transferred
   from other funding options....                3                6           425,507          703,865
Units redeemed and transferred to
   other funding options.........              (6)            (573)       (1,143,588)        (945,107)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................               84               87         7,575,169        8,293,250
                                   ===============  ===============   ===============  ===============


                                                                            LMPVET CLEARBRIDGE
                                       IVY VIP ASSET STRATEGY           VARIABLE AGGRESSIVE GROWTH
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2017             2016              2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           15,823           20,900       10,932,298       11,091,987
Units issued and transferred
   from other funding options....            8,125            5,793        1,147,678        1,508,549
Units redeemed and transferred to
   other funding options.........          (4,638)         (10,870)      (1,442,401)      (1,668,238)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           19,310           15,823       10,637,575       10,932,298
                                   ===============  ===============  ===============  ===============


                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                         VARIABLE APPRECIATION         VARIABLE DIVIDEND STRATEGY
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016            2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,615,066        7,746,928        8,906,934        9,391,848
Units issued and transferred
   from other funding options....        1,105,973          915,561          680,091          876,420
Units redeemed and transferred to
   other funding options.........        (866,132)      (1,047,423)      (1,112,218)      (1,361,334)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,854,907        7,615,066        8,474,807        8,906,934
                                   ===============  ===============  ===============  ===============

                                           LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE
                                        VARIABLE LARGE CAP GROWTH       VARIABLE LARGE CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2017            2016             2017            2016
                                     --------------  ---------------  --------------  --------------

Units beginning of year............         121,433          156,000         342,723         333,277
Units issued and transferred
   from other funding options......          11,652            2,195          27,563          63,190
Units redeemed and transferred to
   other funding options...........        (31,637)         (36,762)       (121,852)        (53,744)
                                     --------------  ---------------  --------------  --------------
Units end of year..................         101,448          121,433         248,434         342,723
                                     ==============  ===============  ==============  ==============


                                           LMPVET CLEARBRIDGE               LMPVET QS VARIABLE
                                        VARIABLE SMALL CAP GROWTH           CONSERVATIVE GROWTH
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2017            2016              2017            2016
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............       3,770,232        3,817,761        1,657,879       1,731,301
Units issued and transferred
   from other funding options......         323,916          552,112           55,440          99,760
Units redeemed and transferred to
   other funding options...........       (590,120)        (599,641)        (183,473)       (173,182)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................       3,504,028        3,770,232        1,529,846       1,657,879
                                     ==============  ===============  ===============  ==============


                                                                                 LMPVET
                                        LMPVET QS VARIABLE GROWTH      QS VARIABLE MODERATE GROWTH
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2017            2016            2017             2016
                                     --------------  --------------  ---------------  --------------

Units beginning of year............       3,963,257       4,234,141           45,938          67,619
Units issued and transferred
   from other funding options......          68,248         150,989            2,326           2,836
Units redeemed and transferred to
   other funding options...........       (435,214)       (421,873)         (13,380)        (24,517)
                                     --------------  --------------  ---------------  --------------
Units end of year..................       3,596,291       3,963,257           34,884          45,938
                                     ==============  ==============  ===============  ==============



                                        LMPVIT WESTERN ASSET
                                   VARIABLE GLOBAL HIGH YIELD BOND       MFS VIT INVESTORS TRUST
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        3,567,957        4,003,585           1,033            1,112
Units issued and transferred
   from other funding options....          241,167          230,145              --               --
Units redeemed and transferred to
   other funding options.........        (482,499)        (665,773)           (452)             (79)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        3,326,625        3,567,957             581            1,033
                                   ===============  ===============  ==============  ===============





                                        MFS VIT NEW DISCOVERY               MFS VIT RESEARCH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........            3,102            3,178           2,377            3,091
Units issued and transferred
   from other funding options....               --               --              --               --
Units redeemed and transferred to
   other funding options.........          (2,707)             (76)           (469)            (714)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................              395            3,102           1,908            2,377
                                   ===============  ===============  ==============  ===============


                                                                       OPPENHEIMER
                                                                        VA GLOBAL
                                                                         MULTI-
                                      NEUBERGER BERMAN GENESIS        ALTERNATIVES
                                             SUB-ACCOUNT               SUB-ACCOUNT
                                   -------------------------------  ---------------
                                        2017             2016           2017 (a)
                                   ---------------  --------------  ---------------

Units beginning of year..........              246             317               --
Units issued and transferred
   from other funding options....               --              --           26,067
Units redeemed and transferred to
   other funding options.........             (65)            (71)            (578)
                                   ---------------  --------------  ---------------
Units end of year................              181             246           25,489
                                   ===============  ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                               OPPENHEIMER                     OPPENHEIMER
                                           VA GOVERNMENT MONEY          VA MAIN STREET SMALL CAP
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2017            2016             2017            2016
                                     --------------  ---------------  --------------  --------------

Units beginning of year............             640              668       3,684,082       4,053,883
Units issued and transferred
   from other funding options......              --               --         213,969         221,945
Units redeemed and transferred to
   other funding options...........            (27)             (28)       (575,204)       (591,746)
                                     --------------  ---------------  --------------  --------------
Units end of year..................             613              640       3,322,847       3,684,082
                                     ==============  ===============  ==============  ==============


                                                                             OPPENHEIMER VA
                                       OPPENHEIMER VA MAIN STREET           TOTAL RETURN BOND
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2017            2016             2017            2016
                                     --------------  ---------------  --------------  --------------

Units beginning of year............          11,492           12,936             921           1,226
Units issued and transferred
   from other funding options......              --               --              --              --
Units redeemed and transferred to
   other funding options...........           (380)          (1,444)           (521)           (305)
                                     --------------  ---------------  --------------  --------------
Units end of year..................          11,112           11,492             400             921
                                     ==============  ===============  ==============  ==============


                                                PIMCO VIT                        PIMCO VIT
                                      COMMODITY REALRETURN STRATEGY        EMERGING MARKETS BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2017            2016              2017            2016
                                     --------------  --------------   ---------------  --------------

Units beginning of year............          64,637          39,333            62,989          44,282
Units issued and transferred
   from other funding options......          12,274          34,303            26,806          31,172
Units redeemed and transferred to
   other funding options...........        (12,901)         (8,999)           (6,812)        (12,465)
                                     --------------  --------------   ---------------  --------------
Units end of year..................          64,010          64,637            82,983          62,989
                                     ==============  ==============   ===============  ==============

                                    PIMCO VIT UNCONSTRAINED BOND        PIONEER VCT MID CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2017             2016             2017             2016
                                   ---------------  --------------   --------------  ---------------

Units beginning of year..........           56,423          29,245        1,342,318        1,461,366
Units issued and transferred
   from other funding options....            8,259          38,838          112,362          102,546
Units redeemed and transferred to
   other funding options.........          (9,651)        (11,660)        (211,672)        (221,594)
                                   ---------------  --------------   --------------  ---------------
Units end of year................           55,031          56,423        1,243,008        1,342,318
                                   ===============  ==============   ==============  ===============


                                    PIONEER VCT REAL ESTATE SHARES    T. ROWE PRICE GOVERNMENT MONEY
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            8,268            8,230           31,086           28,754
Units issued and transferred
   from other funding options....              640              922            1,008           12,932
Units redeemed and transferred to
   other funding options.........          (1,020)            (884)          (9,284)         (10,600)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            7,888            8,268           22,810           31,086
                                   ===============  ===============  ===============  ===============


                                     T. ROWE PRICE GROWTH STOCK      T. ROWE PRICE INTERNATIONAL STOCK
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                        2017             2016              2017             2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........           40,267           44,692            24,670           27,270
Units issued and transferred
   from other funding options....            5,530            2,085             1,850              898
Units redeemed and transferred to
   other funding options.........          (7,769)          (6,510)             (296)          (3,498)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................           38,028           40,267            26,224           24,670
                                   ===============  ===============   ===============  ===============

                                                TAP 1919 VARIABLE
                                          SOCIALLY RESPONSIVE BALANCED         VIF GLOBAL INFRASTRUCTURE
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017             2016              2017             2016
                                        ---------------  ----------------  ---------------  ----------------

Units beginning of year...............            3,566             5,634           41,674            32,371
Units issued and transferred
   from other funding options.........               23               152            7,828            15,667
Units redeemed and transferred to
   other funding options..............            (424)           (2,220)          (9,052)           (6,364)
                                        ---------------  ----------------  ---------------  ----------------
Units end of year.....................            3,165             3,566           40,450            41,674
                                        ===============  ================  ===============  ================

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2017:

                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  -------------
  Alger Small Cap Growth         2017     2,933,840    18.10 - 18.57     53,660,724
     Sub-Account                 2016     3,200,478    14.26 - 14.61     46,089,499
                                 2015     3,508,832    13.61 - 13.92     48,208,209
                                 2014     3,970,857    14.28 - 14.58     57,195,868
                                 2013     4,387,118    14.41 - 14.70     63,772,199

  American Funds Bond            2017     7,338,385     9.95 - 20.26    135,763,632
     Sub-Account                 2016     7,293,353     9.80 - 19.73    132,721,070
                                 2015     8,159,989    16.20 - 19.35    146,511,985
                                 2014     8,333,829    16.47 - 19.48    151,245,946
                                 2013     8,361,945    15.94 - 18.68    146,158,351

  American Funds Global          2017     6,214,664    17.14 - 57.83    313,542,010
     Growth Sub-Account          2016     6,980,723    13.31 - 44.38    277,038,594
                                 2015     7,480,782    34.27 - 44.51    300,649,358
                                 2014     8,193,931    32.79 - 42.00    312,209,187
                                 2013     8,333,553    32.79 - 41.42    314,826,203

  American Funds Global Small    2017     2,697,437    15.67 - 50.28    119,807,921
     Capitalization Sub-Account  2016     2,939,876    12.70 - 40.30    106,488,578
                                 2015     3,123,694    12.77 - 39.82    113,155,266
                                 2014     3,297,014    13.05 - 40.07    122,112,070
                                 2013     3,375,743    33.79 - 39.59    124,184,003

  American Funds Growth          2017     2,352,201  250.83 - 404.60    785,751,753
     Sub-Account                 2016     2,741,584  200.05 - 318.18    724,894,313
                                 2015     3,075,557  186.96 - 293.21    754,095,254
                                 2014     3,527,704  179.03 - 276.84    821,201,132
                                 2013     3,937,244  168.83 - 257.41    856,560,204

  American Funds                 2017     2,282,271   18.66 - 265.93    403,461,557
     Growth-Income Sub-Account   2016     2,163,637   15.56 - 219.23    363,982,389
                                 2015     2,179,793  126.48 - 198.34    358,450,579
                                 2014     2,378,568  127.56 - 197.24    390,905,716
                                 2013     2,581,885  117.99 - 179.88    388,319,990

  BHFTI AB Global Dynamic        2017   234,041,870    13.06 - 14.39  3,260,338,788
     Allocation Sub-Account      2016   252,960,506    11.77 - 12.78  3,143,878,353
                                 2015   263,678,991    11.63 - 12.45  3,205,371,897
                                 2014   275,344,937    11.84 - 12.49  3,373,491,338
                                 2013   286,256,086    11.32 - 11.74  3,313,674,192



                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  Alger Small Cap Growth         2017         --        1.25 - 1.40        26.95 - 27.14
     Sub-Account                 2016         --        1.25 - 1.40          4.76 - 4.92
                                 2015         --        1.25 - 1.40      (4.66) - (4.52)
                                 2014         --        1.25 - 1.40      (0.96) - (0.81)
                                 2013         --        1.25 - 1.40        32.40 - 32.59

  American Funds Bond            2017       1.93        0.95 - 1.90          1.45 - 2.69
     Sub-Account                 2016       1.64        0.95 - 1.90        (1.68) - 1.97
                                 2015       1.68        0.95 - 1.90      (1.61) - (0.67)
                                 2014       1.94        0.95 - 1.90          3.30 - 4.28
                                 2013       1.84        0.95 - 1.90      (4.00) - (3.08)

  American Funds Global          2017       0.64        0.90 - 2.30        28.49 - 30.30
     Growth Sub-Account          2016       0.91        0.90 - 2.30        (1.67) - 2.43
                                 2015       0.99        0.90 - 2.30          4.51 - 5.98
                                 2014       1.16        0.90 - 2.30        (0.01) - 1.40
                                 2013       1.26        0.90 - 2.30        26.24 - 28.02

  American Funds Global Small    2017       0.43        0.89 - 1.90        23.39 - 24.78
     Capitalization Sub-Account  2016       0.25        0.89 - 1.90          0.18 - 2.23
                                 2015         --        0.89 - 1.90      (6.47) - (0.62)
                                 2014       0.12        0.89 - 1.90          0.20 - 1.67
                                 2013       0.87        0.89 - 1.90        25.87 - 27.14

  American Funds Growth          2017       0.49        0.89 - 2.30        25.38 - 27.16
     Sub-Account                 2016       0.76        0.89 - 2.30          7.00 - 8.52
                                 2015       0.58        0.89 - 2.30          4.43 - 5.91
                                 2014       0.77        0.89 - 2.30          6.04 - 7.55
                                 2013       0.93        0.89 - 2.30        27.15 - 28.95

  American Funds                 2017       1.38        0.89 - 2.30        19.61 - 21.30
     Growth-Income Sub-Account   2016       1.47        0.89 - 2.30         6.81 - 10.53
                                 2015       1.28        0.89 - 2.30        (0.85) - 0.56
                                 2014       1.27        0.89 - 2.30          8.12 - 9.65
                                 2013       1.35        0.89 - 2.30        30.47 - 32.32

  BHFTI AB Global Dynamic        2017       1.48        0.90 - 2.35        10.99 - 12.60
     Allocation Sub-Account      2016       1.58        0.90 - 2.35        (0.62) - 2.67
                                 2015       3.28        0.90 - 2.35      (1.76) - (0.32)
                                 2014       1.94        0.90 - 2.35          0.77 - 6.39
                                 2013       1.28        0.90 - 2.35         8.56 - 10.15



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI Allianz Global               2017    95,352,892     1.13 - 11.93     114,069,750
     Investors Dynamic               2016    79,436,316     1.00 - 10.44      82,224,138
     Multi-Asset Plus Sub-Account    2015    59,800,997     1.00 - 10.35      60,867,062
     (Commenced 4/28/2014)           2014    18,219,524     1.04 - 10.55      18,986,456

  BHFTI American Funds               2017   220,323,596    14.29 - 16.44   3,411,543,507
     Balanced Allocation             2016   234,371,003    12.52 - 14.20   3,152,567,972
     Sub-Account                     2015   246,263,553    11.89 - 13.29   3,117,922,583
                                     2014   264,143,945    12.26 - 13.41   3,417,834,574
                                     2013   276,830,535    11.83 - 12.78   3,430,387,038

  BHFTI American Funds Growth        2017   122,012,392    15.03 - 17.30   1,978,846,627
     Allocation Sub-Account          2016   128,517,470    12.68 - 14.39   1,744,990,829
                                     2015   137,469,623    11.92 - 13.12   1,740,439,216
                                     2014   142,940,560    12.29 - 13.37   1,852,260,667
                                     2013   147,794,512    11.83 - 12.67   1,828,322,375

  BHFTI American Funds Growth        2017    73,869,010     1.96 - 20.37     747,840,737
     Sub-Account                     2016    77,428,972     1.55 - 16.08     654,182,440
                                     2015    77,730,599     1.44 - 14.88     640,713,098
                                     2014    71,860,704     1.37 - 13.78     648,671,484
                                     2013    59,593,818     1.29 - 12.90     632,386,636

  BHFTI American Funds               2017   111,929,949    13.45 - 15.48   1,633,368,044
     Moderate Allocation             2016   121,315,385    12.19 - 13.83   1,590,453,756
     Sub-Account                     2015   126,162,585    11.66 - 13.04   1,567,578,863
                                     2014   137,310,606    12.03 - 13.16   1,744,157,123
                                     2013   147,773,215    11.61 - 12.53   1,796,366,977

  BHFTI AQR Global Risk              2017   202,498,724    10.43 - 11.96   2,373,211,858
     Balanced Sub-Account            2016   221,364,216     9.79 - 11.01   2,395,534,199
                                     2015   241,508,750     9.10 - 10.21   2,431,541,679
                                     2014   265,908,083    10.20 - 11.40   3,001,302,195
                                     2013   295,108,196     9.93 - 11.09   3,248,475,977

  BHFTI BlackRock Global             2017   388,316,355    12.44 - 13.71   5,151,909,115
     Tactical Strategies             2016   421,174,334    11.24 - 12.21   4,999,248,698
     Sub-Account                     2015   445,213,023    11.02 - 11.80   5,128,182,508
                                     2014   463,962,556    11.30 - 11.92   5,423,637,032
                                     2013   487,574,727    10.92 - 11.35   5,457,878,761

  BHFTI BlackRock High Yield         2017     8,401,774    17.21 - 33.25     232,649,098
     Sub-Account                     2016     8,860,074    16.19 - 31.14     231,879,405
                                     2015     9,031,674    14.40 - 27.56     210,920,401
                                     2014     9,596,910    15.21 - 28.99     238,215,887
                                     2013    10,783,682    14.92 - 28.32     265,149,806

  BHFTI Brighthouse Asset            2017    30,589,042    18.25 - 22.08     615,557,354
     Allocation 100 Sub-Account      2016    33,538,308    15.19 - 18.13     557,780,998
                                     2015    37,143,227    14.27 - 16.78     575,818,048
                                     2014    39,915,870    14.91 - 17.28     641,574,794
                                     2013    42,451,280    14.53 - 16.59     659,971,504

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI Allianz Global               2017       1.50        0.90 - 2.15         13.04 - 14.46
     Investors Dynamic               2016       0.05        0.90 - 2.15         (0.69) - 1.08
     Multi-Asset Plus Sub-Account    2015       1.61        1.10 - 2.15       (3.09) - (2.07)
     (Commenced 4/28/2014)           2014       0.92        1.15 - 2.00           0.71 - 4.55

  BHFTI American Funds               2017      1.49         0.90 - 2.35         14.15 - 15.81
     Balanced Allocation             2016       1.62        0.90 - 2.35           2.90 - 6.84
     Sub-Account                     2015       1.40        0.90 - 2.35       (4.60) - (0.37)
                                     2014      1.27         1.00 - 2.35         (0.35) - 4.99
                                     2013      1.37         1.00 - 2.35         15.78 - 17.35

  BHFTI American Funds Growth        2017      1.24         0.90 - 2.35         18.54 - 20.26
     Allocation Sub-Account          2016       1.30        0.90 - 2.35           6.43 - 7.98
                                     2015      1.31         1.10 - 2.35       (5.94) - (0.25)
                                     2014      1.03         1.10 - 2.35         (0.52) - 5.17
                                     2013      1.00         1.15 - 2.35         22.20 - 23.68

  BHFTI American Funds Growth        2017      0.40         0.95 - 2.35         24.94 - 26.70
     Sub-Account                     2016       0.29        0.95 - 2.35           6.57 - 8.32
                                     2015      0.87         0.95 - 2.35           1.76 - 5.48
                                     2014      0.55         0.95 - 2.35           0.56 - 7.16
                                     2013      0.44         0.95 - 2.35         11.27 - 28.11

  BHFTI American Funds               2017      1.76         0.90 - 2.35         10.35 - 11.96
     Moderate Allocation             2016       1.91        0.90 - 2.35           2.00 - 6.05
     Sub-Account                     2015       1.49        0.90 - 2.35       (3.52) - (0.45)
                                     2014      1.46         1.00 - 2.35         (0.26) - 5.04
                                     2013      1.65         1.00 - 2.35         10.88 - 12.39

  BHFTI AQR Global Risk              2017      1.71         0.90 - 2.35           7.26 - 8.82
     Balanced Sub-Account            2016         --        0.90 - 2.35           2.44 - 7.98
                                     2015      5.51         0.90 - 2.35     (11.67) - (10.38)
                                     2014        --         0.90 - 2.35         (3.48) - 3.07
                                     2013      2.09         0.90 - 2.35       (5.64) - (4.26)

  BHFTI BlackRock Global             2017      0.67         0.90 - 2.35         10.68 - 12.30
     Tactical Strategies             2016       1.45        0.90 - 2.35           0.63 - 3.50
     Sub-Account                     2015       1.55        0.90 - 2.35         (2.43) - 0.11
                                     2014      1.12         0.90 - 2.35         (0.16) - 4.97
                                     2013      1.36         0.90 - 2.35           7.75 - 9.32

  BHFTI BlackRock High Yield         2017      5.44         0.90 - 2.35           5.26 - 6.80
     Sub-Account                     2016       6.73        0.90 - 2.35          7.19 - 12.96
                                     2015      8.07         0.90 - 2.35       (6.28) - (4.91)
                                     2014      6.09         0.90 - 2.35         (1.88) - 2.37
                                     2013      7.02         0.90 - 2.35           6.79 - 8.35

  BHFTI Brighthouse Asset            2017      1.24         0.90 - 2.35         20.09 - 21.84
     Allocation 100 Sub-Account      2016       2.26        0.90 - 2.35           5.06 - 8.00
                                     2015      1.29         0.90 - 2.35       (4.28) - (1.06)
                                     2014      0.71         0.90 - 2.35           0.05 - 4.15
                                     2013      0.75         0.90 - 2.35         26.50 - 28.35

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI Brighthouse Balanced         2017   528,210,748    14.12 - 15.56   7,952,160,029
     Plus Sub-Account                2016   536,906,397    12.22 - 13.27   6,925,324,483
                                     2015   552,214,291    11.54 - 12.35   6,663,424,002
                                     2014   569,859,186    12.32 - 13.00   7,268,454,132
                                     2013   547,096,627    11.51 - 11.96   6,454,726,976

  BHFTI Brighthouse Small Cap        2017     8,335,979    28.09 - 36.28     261,043,042
     Value Sub-Account               2016     9,362,462    25.74 - 32.69     266,605,506
                                     2015    10,725,811    20.08 - 25.07     236,287,986
                                     2014    12,299,087    21.73 - 26.68     291,013,900
                                     2013    13,992,716    21.87 - 26.40     330,701,962

  BHFTI Brighthouse/Aberdeen         2017    35,923,134    10.80 - 13.09     427,076,715
     Emerging Markets Equity         2016    39,351,974     8.62 - 10.44     370,235,661
     Sub-Account                     2015    42,624,617      7.91 - 9.58     365,167,198
                                     2014    42,182,331     9.40 - 11.38     425,619,386
                                     2013    41,623,177    10.29 - 12.45     456,076,892

  BHFTI Brighthouse/Artisan          2017        28,148    10.88 - 11.16         310,982
     International Sub-Account       2016        27,485      8.41 - 8.57         233,690
     (Commenced 11/19/2014 and       2015        12,794      9.42 - 9.54         121,159
     began transactions in 2015)

  BHFTI Brighthouse/Eaton            2017     5,324,129    11.09 - 12.39      62,558,849
     Vance Floating Rate             2016     5,632,610    10.95 - 12.06      64,827,675
     Sub-Account                     2015     5,985,329    10.26 - 11.01      64,028,918
                                     2014     6,743,439    10.59 - 11.23      73,909,210
                                     2013     7,519,969    10.76 - 11.18      83,115,837

  BHFTI Brighthouse/Franklin         2017    15,198,406     9.34 - 10.29     149,708,177
     Low Duration Total Return       2016    14,680,889     9.44 - 10.25     144,974,836
     Sub-Account                     2015    16,246,958     9.37 - 10.03     157,983,094
                                     2014    17,421,682     9.65 - 10.18     173,124,917
                                     2013    14,050,793     9.78 - 10.16     140,307,146

  BHFTI Brighthouse/Templeton        2017     3,032,605    11.78 - 12.96      37,465,324
     International Bond              2016     3,153,303    11.87 - 13.07      39,493,620
     Sub-Account                     2015     3,361,116    12.07 - 13.08      42,349,271
                                     2014     3,537,497    12.87 - 13.66      47,183,875
                                     2013     3,905,329    13.00 - 13.53      52,286,139

  BHFTI                              2017       825,196    17.51 - 22.35      16,261,679
     Brighthouse/Wellington Large    2016       931,137    14.70 - 18.51      15,301,423
     Cap Research Sub-Account        2015     1,013,512    13.89 - 17.26      15,616,983
                                     2014     1,151,671    13.60 - 16.68      17,260,395
                                     2013     1,260,254    12.25 - 14.84      16,869,650

  BHFTI Clarion Global Real          2017    13,335,708    17.45 - 77.36     269,483,256
     Estate Sub-Account              2016    14,214,001    16.13 - 70.52     263,186,597
                                     2015    15,477,002    16.37 - 70.58     288,549,595
                                     2014    17,245,897    17.00 - 72.26     330,178,643
                                     2013    11,099,591    15.36 - 17.68     182,673,922

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI Brighthouse Balanced         2017       1.55        0.90 - 2.35         15.59 - 17.27
     Plus Sub-Account                2016       2.86        0.90 - 2.35           2.21 - 7.39
                                     2015       2.10        0.90 - 2.35       (6.32) - (4.95)
                                     2014       1.75        0.90 - 2.35           0.70 - 8.67
                                     2013       1.19        0.90 - 2.35         11.71 - 13.34

  BHFTI Brighthouse Small Cap        2017       0.91        0.89 - 2.35          9.11 - 10.99
     Value Sub-Account               2016       1.06        0.89 - 2.35         28.21 - 30.39
                                     2015       0.10        0.89 - 2.35       (7.61) - (6.05)
                                     2014       0.04        0.89 - 2.35         (0.65) - 1.06
                                     2013       0.99        0.89 - 2.35         29.37 - 31.64

  BHFTI Brighthouse/Aberdeen         2017       1.09        0.90 - 2.35         25.36 - 27.18
     Emerging Markets Equity         2016       0.97        0.90 - 2.35        (0.57) - 10.50
     Sub-Account                     2015       1.79        0.90 - 2.35      (15.82) - (2.68)
                                     2014       0.84        0.90 - 2.35       (8.69) - (4.92)
                                     2013       1.07        0.90 - 2.35       (7.19) - (5.83)

  BHFTI Brighthouse/Artisan          2017       1.14        0.90 - 1.60         29.26 - 30.16
     International Sub-Account       2016       0.99        0.90 - 1.60     (10.71) - (10.09)
     (Commenced 11/19/2014 and       2015       0.60        0.90 - 1.60       (9.11) - (4.55)
     began transactions in 2015)

  BHFTI Brighthouse/Eaton            2017       3.80        0.90 - 2.35           1.28 - 2.75
     Vance Floating Rate             2016       4.01        0.90 - 2.35           6.73 - 8.29
     Sub-Account                     2015       3.64        1.10 - 2.35       (3.14) - (1.92)
                                     2014       3.65        1.10 - 2.35       (1.60) - (0.57)
                                     2013       3.38        1.30 - 2.35           1.42 - 2.50

  BHFTI Brighthouse/Franklin         2017       1.40        0.90 - 2.35         (1.02) - 0.43
     Low Duration Total Return       2016       2.90        0.90 - 2.35           0.74 - 2.21
     Sub-Account                     2015       3.12        0.90 - 2.35       (2.93) - (1.51)
                                     2014       2.15        0.90 - 2.35         (1.29) - 0.15
                                     2013       1.07        0.90 - 2.35         (1.19) - 0.25

  BHFTI Brighthouse/Templeton        2017         --        0.95 - 2.05       (1.89) - (0.80)
     International Bond              2016         --        0.95 - 2.20       (1.32) - (0.08)
     Sub-Account                     2015       8.17        0.95 - 2.15         (6.20) - 0.75
                                     2014       4.63        1.10 - 2.15       (2.28) - (0.17)
                                     2013       2.02        1.30 - 2.15       (1.11) - (0.27)

  BHFTI                              2017       0.95        0.90 - 2.30         19.17 - 20.75
     Brighthouse/Wellington Large    2016       2.26        0.90 - 2.30           5.83 - 7.22
     Cap Research Sub-Account        2015       0.78        0.90 - 2.30           2.08 - 3.48
                                     2014       0.80        0.90 - 2.30          1.80 - 12.40
                                     2013       1.28        0.90 - 2.30         31.12 - 32.97

  BHFTI Clarion Global Real          2017       3.44        0.90 - 2.35           8.18 - 9.76
     Estate Sub-Account              2016       2.07        0.90 - 2.35       (4.89) - (0.03)
                                     2015       3.81        0.90 - 2.35         (3.69) - 3.43
                                     2014       1.03        0.90 - 2.35          1.03 - 12.25
                                     2013       6.85        0.90 - 2.35           1.14 - 2.62

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI ClearBridge                  2017    27,853,512   14.25 - 240.67     473,171,845
     Aggressive Growth               2016    31,716,282   12.20 - 205.91     461,921,010
     Sub-Account                     2015    35,697,833   12.04 - 203.07     513,586,109
                                     2014    38,472,258   12.71 - 214.41     586,572,505
                                     2013    36,299,683    10.84 - 13.77     451,710,565

  BHFTI Harris Oakmark               2017    20,719,834    27.40 - 36.00     665,787,548
     International Sub-Account       2016    23,007,569    21.43 - 27.85     576,095,441
                                     2015    25,339,005    20.23 - 25.80     595,542,818
                                     2014    26,551,192    21.63 - 27.28     663,509,252
                                     2013    25,769,452    23.43 - 29.23     693,983,244

  BHFTI Invesco Balanced-Risk        2017   827,358,429     1.17 - 12.75   1,045,419,886
     Allocation Sub-Account          2016   818,076,929     1.09 - 11.62     940,598,161
                                     2015   749,414,346     1.00 - 10.52     777,069,714
                                     2014   758,894,714     1.07 - 11.10     832,374,445
                                     2013   800,860,953      1.04 - 1.06     843,160,697

  BHFTI Invesco Comstock             2017    32,917,318    18.60 - 30.71     772,000,432
     Sub-Account                     2016    36,743,760    16.14 - 26.27     742,413,375
                                     2015    39,951,458    14.08 - 22.61     699,284,637
                                     2014    43,175,673    15.33 - 24.28     813,000,076
                                     2013    26,889,264    14.36 - 22.42     443,561,923

  BHFTI Invesco Small Cap            2017     9,589,654    30.46 - 39.44     328,908,162
     Growth Sub-Account              2016    10,669,549    24.88 - 31.68     296,393,238
                                     2015    11,537,860    22.84 - 28.61     291,887,925
                                     2014    11,824,275    23.77 - 29.28     308,642,273
                                     2013    13,003,134    22.53 - 27.31     319,189,345

  BHFTI JPMorgan Core Bond           2017    30,860,383    10.01 - 11.38     342,738,205
     Sub-Account                     2016    31,064,359     9.84 - 11.16     339,144,828
                                     2015    31,401,600     9.78 - 11.06     340,682,787
                                     2014    32,404,332     9.89 - 11.15     355,237,960
                                     2013    29,439,490    10.12 - 10.75     311,869,932

  BHFTI JPMorgan Global              2017   828,047,798     1.33 - 14.44   1,175,046,012
     Active Allocation Sub-Account   2016   848,098,850     1.17 - 12.50   1,042,207,011
                                     2015   828,919,735     1.16 - 12.26   1,000,785,200
                                     2014   747,266,184     1.18 - 12.14     905,975,458
                                     2013   649,853,969      1.13 - 1.16     746,849,717

  BHFTI JPMorgan Small Cap           2017     1,032,660    21.94 - 25.42      24,296,172
     Value Sub-Account               2016     1,141,302    21.67 - 24.82      26,376,632
                                     2015     1,287,553    16.94 - 19.19      23,133,878
                                     2014     1,417,944    18.69 - 20.92      27,932,500
                                     2013     1,455,583    18.28 - 20.23      27,866,566

  BHFTI Loomis Sayles Global         2017     7,449,959    19.27 - 22.83     157,610,283
     Markets Sub-Account             2016     8,505,955    16.04 - 18.73     148,612,417
                                     2015     9,530,128    15.68 - 17.95     161,399,211
                                     2014    10,444,732    15.85 - 17.90     177,351,030
                                     2013    10,842,823    15.69 - 17.47     180,595,781

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  BHFTI ClearBridge                  2017       0.72        0.90 - 2.35        15.67 - 17.35
     Aggressive Growth               2016       0.40        0.90 - 2.35          0.30 - 1.76
     Sub-Account                     2015       0.23        0.90 - 2.35      (6.27) - (4.69)
                                     2014       0.11        0.90 - 2.35         1.60 - 17.83
                                     2013       0.22        0.90 - 2.35        42.22 - 44.30

  BHFTI Harris Oakmark               2017       1.62        0.90 - 2.35        27.41 - 29.26
     International Sub-Account       2016       2.14        0.90 - 2.35          5.67 - 7.21
                                     2015       3.01        0.95 - 2.35      (6.74) - (3.92)
                                     2014       2.41        0.95 - 2.35        (7.98) - 0.25
                                     2013       2.44        0.95 - 2.35        27.46 - 29.26

  BHFTI Invesco Balanced-Risk        2017       3.74        0.90 - 2.35          7.45 - 9.02
     Allocation Sub-Account          2016       0.15        0.90 - 2.35         4.88 - 10.72
                                     2015       2.83        0.90 - 2.35      (6.43) - (0.67)
                                     2014         --        0.90 - 2.35          0.40 - 4.63
                                     2013         --        0.90 - 2.35        (0.50) - 0.95

  BHFTI Invesco Comstock             2017       2.27        0.90 - 2.35        15.29 - 16.97
     Sub-Account                     2016       2.53        0.90 - 2.35        12.17 - 16.25
                                     2015       2.88        0.90 - 2.35      (8.16) - (6.81)
                                     2014       0.60        0.90 - 2.35          0.28 - 8.33
                                     2013       1.07        0.90 - 2.35        32.25 - 34.18

  BHFTI Invesco Small Cap            2017         --        0.89 - 2.35        22.43 - 24.50
     Growth Sub-Account              2016         --        0.89 - 2.35         8.71 - 10.73
                                     2015       0.01        0.89 - 2.35      (3.99) - (2.29)
                                     2014         --        0.89 - 2.35          1.89 - 7.22
                                     2013       0.23        0.89 - 2.35        36.92 - 39.29

  BHFTI JPMorgan Core Bond           2017       2.47        0.90 - 2.20          1.07 - 2.39
     Sub-Account                     2016       2.78        0.90 - 2.20          0.01 - 1.31
                                     2015       2.33        0.90 - 2.20      (1.70) - (0.01)
                                     2014       1.42        1.10 - 2.20          0.48 - 3.73
                                     2013       0.28        1.30 - 2.35      (5.04) - (4.05)

  BHFTI JPMorgan Global              2017       2.52        0.90 - 2.35        13.96 - 15.61
     Active Allocation Sub-Account   2016       2.12        0.90 - 2.35          0.12 - 1.98
                                     2015       2.71        0.90 - 2.35        (1.45) - 0.82
                                     2014       1.13        0.90 - 2.35          0.35 - 6.02
                                     2013       0.08        0.90 - 2.35          8.41 - 9.99

  BHFTI JPMorgan Small Cap           2017       1.32        0.90 - 2.30          1.27 - 2.39
     Value Sub-Account               2016       1.84        0.90 - 2.30        27.88 - 29.34
                                     2015       1.35        0.90 - 2.30      (9.36) - (1.13)
                                     2014       1.07        0.90 - 2.30          2.28 - 3.89
                                     2013       0.69        0.90 - 2.30        30.22 - 31.71

  BHFTI Loomis Sayles Global         2017       1.39        0.90 - 2.35        20.12 - 21.87
     Markets Sub-Account             2016       1.67        0.90 - 2.35          1.78 - 3.84
                                     2015       1.59        0.95 - 2.35        (1.12) - 0.27
                                     2014       2.08        0.95 - 2.35        (0.82) - 2.49
                                     2013       2.41        0.95 - 2.35        14.41 - 16.02

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                               UNITS       HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  -------------
  BHFTI MetLife Multi-Index          2017   602,325,151     1.33 - 14.11    977,135,322
     Targeted Risk Sub-Account       2016   583,908,748     1.18 - 12.35    847,575,021
                                     2015   435,062,012     1.15 - 11.96    633,831,341
                                     2014   281,516,918     1.19 - 12.18    421,513,955
                                     2013   153,950,143     1.12 - 11.26    209,957,052

  BHFTI MFS Research                 2017    14,986,140    16.30 - 22.33    276,582,465
     International Sub-Account       2016    16,956,442    13.02 - 17.53    247,879,900
                                     2015    18,156,340    13.44 - 17.81    271,985,758
                                     2014    18,585,662    14.00 - 18.24    287,913,009
                                     2013    19,616,483    15.39 - 18.44    331,488,461

  BHFTI Morgan Stanley Mid           2017    11,326,489     3.28 - 29.88    246,048,488
     Cap Growth Sub-Account          2016    12,770,536     2.37 - 21.48    201,153,118
                                     2015    12,648,258     2.62 - 23.62    220,460,412
                                     2014    12,928,550     2.79 - 25.03    240,528,688
                                     2013    13,099,903     2.79 - 24.94    244,579,234

  BHFTI Oppenheimer Global           2017     1,939,475    28.83 - 38.59     66,931,947
     Equity Sub-Account              2016     2,333,207    21.57 - 28.48     59,761,246
                                     2015     2,520,098    22.02 - 28.67     65,266,488
                                     2014     2,866,078    21.68 - 27.83     72,350,999
                                     2013     3,127,720    21.72 - 27.49     78,398,573

  BHFTI PanAgora Global              2017   128,771,774     1.14 - 11.97    154,256,858
     Diversified Risk Sub-Account    2016    95,787,147     1.04 - 10.75    102,757,891
     (Commenced 4/28/2014)           2015    21,772,279      0.95 - 9.78     21,123,770
                                     2014     9,788,108     1.03 - 10.44     10,161,644

  BHFTI PIMCO Inflation              2017    43,727,125    12.95 - 16.02    633,944,947
     Protected Bond Sub-Account      2016    43,749,123    12.81 - 15.62    622,764,700
                                     2015    46,098,333    12.49 - 15.01    634,902,757
                                     2014    50,751,209    13.20 - 15.63    732,596,404
                                     2013    57,648,505    13.13 - 15.33    821,456,089

  BHFTI PIMCO Total Return           2017    83,642,926    12.85 - 20.87  1,482,270,883
     Sub-Account                     2016    84,045,933    12.44 - 20.10  1,446,213,216
                                     2015    91,772,688    12.26 - 19.72  1,561,823,561
                                     2014   103,504,587    12.40 - 19.84  1,787,038,026
                                     2013   118,419,838    12.03 - 19.16  1,993,786,948

  BHFTI Pyramis Government           2017    52,602,412    10.26 - 11.31    576,103,640
     Income Sub-Account              2016    59,975,014    10.24 - 11.12    648,755,946
                                     2015    60,149,269    10.35 - 11.07    651,039,693
                                     2014    62,286,953    10.55 - 11.13    680,446,278
                                     2013    69,488,361    10.04 - 10.44    715,739,557

  BHFTI Schroders Global             2017    38,513,287     1.36 - 13.57    509,814,930
     Multi-Asset II Sub-Account      2016    36,164,251     1.18 - 11.76    415,940,338
     (Commenced 4/29/2013)           2015    31,417,980     1.14 - 11.35    351,642,870
                                     2014    14,204,266    11.35 - 11.58    163,513,389
                                     2013     7,294,047    10.69 - 10.77     78,417,229

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI MetLife Multi-Index          2017       1.46        0.90 - 2.25         12.98 - 14.51
     Targeted Risk Sub-Account       2016       1.29        0.90 - 2.25           0.17 - 3.43
                                     2015       1.20        0.90 - 2.25       (3.41) - (2.10)
                                     2014         --        1.15 - 2.25           0.83 - 8.01
                                     2013       0.55        1.15 - 2.25          4.04 - 11.65

  BHFTI MFS Research                 2017       1.74        0.89 - 2.35         25.19 - 27.37
     International Sub-Account       2016       2.00        0.89 - 2.35       (3.18) - (1.55)
                                     2015       2.71        0.89 - 2.35       (4.06) - (2.37)
                                     2014       2.24        0.89 - 2.35       (9.11) - (3.46)
                                     2013       2.58        0.90 - 2.35         16.49 - 18.19

  BHFTI Morgan Stanley Mid           2017       0.15        0.89 - 2.30         36.74 - 39.12
     Cap Growth Sub-Account          2016         --        0.89 - 2.30      (10.54) - (2.08)
                                     2015         --        0.89 - 2.30       (7.18) - (5.63)
                                     2014         --        0.89 - 2.30         (1.40) - 0.39
                                     2013       0.60        0.89 - 2.30         35.86 - 38.07

  BHFTI Oppenheimer Global           2017       0.90        0.90 - 2.30         33.64 - 35.51
     Equity Sub-Account              2016       0.92        0.90 - 2.30       (2.05) - (0.67)
                                     2015       0.94        0.90 - 2.30         (1.50) - 3.00
                                     2014       0.82        0.90 - 2.30         (0.31) - 1.23
                                     2013       0.35        0.90 - 2.30         24.22 - 25.97

  BHFTI PanAgora Global              2017         --        0.90 - 2.20         10.15 - 11.59
     Diversified Risk Sub-Account    2016       3.34        0.90 - 2.20          2.13 - 10.13
     (Commenced 4/28/2014)           2015       0.55        1.10 - 2.20       (7.53) - (6.51)
                                     2014       0.46        1.15 - 2.00         (0.35) - 3.75

  BHFTI PIMCO Inflation              2017       1.56        0.90 - 2.35           1.07 - 2.54
     Protected Bond Sub-Account      2016         --        0.90 - 2.35           2.55 - 4.04
                                     2015       4.95        0.90 - 2.35       (5.36) - (3.98)
                                     2014       1.54        0.90 - 2.35         (1.54) - 1.97
                                     2013       2.20        0.90 - 2.35     (11.38) - (10.09)

  BHFTI PIMCO Total Return           2017       1.75        0.89 - 2.35           2.08 - 3.85
     Sub-Account                     2016       2.59        0.89 - 2.35           0.23 - 1.94
                                     2015       5.26        0.89 - 2.35       (2.32) - (0.45)
                                     2014       2.34        0.89 - 2.35           0.40 - 3.56
                                     2013       4.27        0.89 - 2.35       (4.19) - (2.59)

  BHFTI Pyramis Government           2017       2.18        0.90 - 2.35           0.22 - 1.68
     Income Sub-Account              2016       2.11        0.90 - 2.35         (2.68) - 0.41
                                     2015       2.27        0.90 - 2.35       (1.90) - (0.47)
                                     2014       2.60        0.90 - 2.35           0.96 - 6.59
                                     2013       1.55        0.90 - 2.35       (6.74) - (5.37)

  BHFTI Schroders Global             2017       1.00        0.90 - 2.20         13.94 - 15.43
     Multi-Asset II Sub-Account      2016       0.75        0.90 - 2.25           0.87 - 3.63
     (Commenced 4/29/2013)           2015       0.66        0.90 - 2.25       (3.45) - (0.73)
                                     2014         --        1.10 - 2.25           0.98 - 7.40
                                     2013       1.65        1.15 - 2.25           4.66 - 5.43

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     ------------  ---------------  -------------  -------------  ----------------  ----------------
  BHFTI Schroders Global       2017   442,077,911     1.34 - 14.41    628,730,158       0.79        0.90 - 2.35        11.65 - 13.27
     Multi-Asset Sub-Account   2016   459,001,172     1.20 - 12.75    577,424,821       1.40        0.90 - 2.35          0.71 - 4.71
                               2015   467,251,015     1.16 - 12.20    562,872,602       1.00        0.90 - 2.35      (3.18) - (1.77)
                               2014   400,460,215     1.20 - 12.36    493,380,979       1.32        0.90 - 2.35          0.43 - 6.77
                               2013   375,261,358      1.14 - 1.17    435,205,689       0.01        0.90 - 2.35          7.55 - 9.12

  BHFTI SSGA Growth and        2017    78,213,763    15.44 - 18.44  1,340,474,908       2.43        0.90 - 2.35        13.18 - 14.82
     Income ETF Sub-Account    2016    85,949,744    13.64 - 16.06  1,290,390,224       2.37        0.90 - 2.35          1.90 - 4.84
                               2015    93,774,991    13.20 - 15.32  1,349,807,450       2.30        0.90 - 2.35      (4.24) - (2.84)
                               2014   101,616,119    13.79 - 15.77  1,513,705,632       2.24        0.90 - 2.35        (0.03) - 4.86
                               2013   110,435,377    13.34 - 15.03  1,578,178,677       2.51        0.90 - 2.35        10.31 - 11.92

  BHFTI SSGA Growth ETF        2017    28,040,270    15.90 - 18.99    492,240,056       2.10        0.90 - 2.35        16.87 - 18.57
     Sub-Account               2016    30,512,706    13.61 - 16.02    454,752,008       2.14        0.90 - 2.35          4.40 - 5.92
                               2015    32,991,663    13.03 - 15.12    467,274,058       2.00        0.90 - 2.35      (4.58) - (3.19)
                               2014    34,092,389    13.66 - 15.62    501,804,705       1.88        0.90 - 2.35        (0.05) - 4.43
                               2013    35,919,224    13.27 - 14.96    509,607,858       2.10        0.90 - 2.35        15.33 - 17.01

  BHFTI T. Rowe Price Large    2017    10,083,649   49.66 - 185.82    785,052,972       2.07        0.89 - 2.35        14.24 - 16.23
     Cap Value Sub-Account     2016    11,082,070   43.41 - 159.87    747,778,790       2.83        0.89 - 2.35         8.67 - 15.17
                               2015    12,150,155   38.27 - 138.81    715,850,738       1.58        0.89 - 2.35        (5.83) - 3.48
                               2014    13,521,347   40.58 - 144.85    838,816,422       1.18        0.89 - 2.35         1.20 - 12.56
                               2013    11,320,980   38.18 - 128.69    657,944,319       1.58        0.89 - 2.35        30.67 - 32.90

  BHFTI T. Rowe Price Mid Cap  2017    22,282,585    19.87 - 23.52    500,453,764         --        1.30 - 2.35        21.85 - 23.14
     Growth Sub-Account        2016    25,320,043    16.30 - 19.10    462,783,968         --        1.30 - 2.35          3.75 - 4.84
                               2015    27,786,712    15.70 - 18.22    485,654,167         --        1.30 - 2.35          4.20 - 5.30
                               2014    32,310,271    15.06 - 17.30    537,586,208         --        1.30 - 2.35        10.16 - 11.32
                               2013    37,965,912    13.67 - 15.54    568,882,747       0.21        1.30 - 2.35        33.41 - 34.82

  BHFTI TCW Core Fixed Income  2017        34,566    10.02 - 10.21        348,809       1.56        0.90 - 1.60          1.19 - 1.90
     Sub-Account               2016        29,430     9.90 - 10.02        292,738       0.71        0.90 - 1.60          0.59 - 1.29
     (Commenced 5/1/2015)      2015         7,421      9.84 - 9.87         73,169         --        1.10 - 1.60      (1.56) - (0.10)

  BHFTI Victory Sycamore Mid   2017     6,509,324     2.00 - 46.73    267,404,967       0.91        0.90 - 2.35          6.94 - 8.50
     Cap Value Sub-Account     2016     7,068,224     1.84 - 43.07    268,931,465       0.63        0.90 - 2.35         9.67 - 14.47
                               2015     7,308,379     1.61 - 37.62    244,281,850       0.45        0.90 - 2.35     (11.10) - (6.76)
                               2014     6,927,870    17.85 - 41.71    258,407,609       0.33        0.90 - 2.35          1.20 - 8.70
                               2013     4,619,902    30.27 - 38.39    158,040,375       0.74        0.90 - 2.35        27.28 - 29.14

  BHFTI Wells Capital          2017     5,092,444    23.42 - 28.55    132,288,989       1.06        0.90 - 2.35          8.22 - 9.80
     Management Mid Cap Value  2016     5,715,456    21.64 - 26.00    136,116,482       0.83        0.90 - 2.35        10.55 - 12.17
     Sub-Account               2015     6,513,771    19.57 - 23.18    139,196,313       0.64        0.90 - 2.35     (11.23) - (4.37)
                               2014     7,477,599    22.05 - 25.19    178,512,669       0.54        1.10 - 2.35         2.29 - 11.77
                               2013     7,939,384    19.93 - 22.07    170,038,386       0.89        1.30 - 2.35        29.57 - 30.94

  BHFTII Baillie Gifford       2017    19,385,638     5.77 - 19.59    250,476,859       1.00        1.10 - 2.25        31.90 - 33.42
     International Stock       2016    22,804,816     4.33 - 14.68    221,819,744       1.38        1.10 - 2.25          2.71 - 3.91
     Sub-Account               2015    24,846,295     4.17 - 14.13    233,411,516       1.43        1.10 - 2.25      (4.35) - (0.24)
                               2014    27,573,117     4.31 - 14.37    269,502,431       1.26        1.30 - 2.25      (5.49) - (1.36)
                               2013    29,549,817     4.51 - 15.12    303,453,047       0.02        1.30 - 2.25         9.68 - 13.94

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII BlackRock Bond           2017     1,210,717    47.04 - 80.37      72,493,090
     Income Sub-Account           2016     1,269,349    46.30 - 77.89      74,475,330
                                  2015     1,196,294    46.01 - 76.20      69,045,344
                                  2014     1,105,752    46.87 - 76.43      63,615,045
                                  2013     1,054,348    44.86 - 72.01      57,251,907

  BHFTII BlackRock Capital        2017       510,906    22.58 - 72.77      16,273,783
     Appreciation Sub-Account     2016       584,767    17.21 - 54.82      14,098,982
                                  2015       579,182    17.56 - 55.26      14,301,142
                                  2014       639,908    16.88 - 52.46      14,686,428
                                  2013       721,215    15.83 - 48.60      15,272,342

  BHFTII BlackRock                2017    28,762,874     2.27 - 25.15     293,895,134
     Ultra-Short Term Bond        2016    33,915,071     2.28 - 25.22     343,711,226
     Sub-Account                  2015    39,040,662     2.31 - 25.42     398,590,779
                                  2014    39,068,482     2.33 - 25.65     395,886,367
                                  2013    44,329,198     2.36 - 25.88     461,342,890

  BHFTII Brighthouse Asset        2017     6,959,208    13.76 - 16.22     103,669,768
     Allocation 20 Sub-Account    2016     7,192,154    13.15 - 15.31     101,585,600
                                  2015     4,782,874    12.86 - 14.78      65,568,612
                                  2014     2,973,577    13.22 - 15.00      41,687,543
                                  2013       557,035    12.93 - 13.63       7,497,408

  BHFTII Brighthouse Asset        2017   233,277,672    14.53 - 17.77   3,782,892,946
     Allocation 40 Sub-Account    2016   266,351,270    13.44 - 16.21   3,966,089,283
                                  2015   297,958,878    12.97 - 15.25   4,248,132,666
                                  2014   341,017,115    13.43 - 15.56   4,991,456,808
                                  2013       550,896    13.60 - 14.27       7,732,376

  BHFTII Brighthouse Asset        2017   369,390,513    16.19 - 23.09   6,576,710,655
     Allocation 60 Sub-Account    2016   407,551,536    14.43 - 20.37   6,424,608,702
                                  2015   446,107,386    13.78 - 19.25   6,667,289,010
                                  2014   489,838,225    14.27 - 19.73   7,527,991,156
                                  2013     3,073,122    13.90 - 14.77      44,655,421

  BHFTII Brighthouse Asset        2017   320,858,282    16.97 - 25.11   5,997,031,325
     Allocation 80 Sub-Account    2016   353,810,551    14.56 - 21.32   5,638,281,052
                                  2015   388,323,652    13.77 - 19.96   5,814,030,390
                                  2014   420,572,925    14.33 - 20.54   6,507,894,347
                                  2013     3,927,901    14.05 - 14.80      57,260,787

  BHFTII Brighthouse/Artisan      2017     7,979,852    22.49 - 68.00     207,336,567
     Mid Cap Value Sub-Account    2016     9,275,939    20.44 - 60.81     217,144,062
                                  2015    10,052,598    17.04 - 49.89     194,979,851
                                  2014    11,205,267    19.30 - 55.59     244,385,523
                                  2013    13,125,790    19.41 - 55.03     285,771,010

  BHFTII                          2017     2,741,436    24.71 - 28.09      72,337,511
     Brighthouse/Dimensional      2016     2,814,983    19.38 - 21.73      57,869,934
     International Small Company  2015     3,198,853    18.74 - 20.72      63,108,799
     Sub-Account                  2014     3,070,324    18.13 - 19.77      58,174,088
                                  2013     3,208,551    19.88 - 21.38      66,162,419

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII BlackRock Bond           2017       2.97        0.89 - 2.30           1.59 - 3.18
     Income Sub-Account           2016       2.96        0.89 - 2.30         (1.22) - 2.21
                                  2015       3.55        0.89 - 2.30       (1.84) - (0.30)
                                  2014       3.22        0.89 - 2.30           0.85 - 6.14
                                  2013       3.83        0.89 - 2.30       (3.17) - (1.65)

  BHFTII BlackRock Capital        2017       0.09        0.89 - 2.30         30.89 - 32.75
     Appreciation Sub-Account     2016         --        0.89 - 2.30       (2.19) - (0.80)
                                  2015         --        0.89 - 2.30           0.83 - 5.34
                                  2014       0.06        0.89 - 2.30           0.94 - 7.93
                                  2013       0.79        0.89 - 2.30         31.17 - 33.03

  BHFTII BlackRock                2017       0.09        0.90 - 2.35       (1.70) - (0.21)
     Ultra-Short Term Bond        2016         --        0.90 - 2.35       (2.21) - (0.75)
     Sub-Account                  2015         --        0.90 - 2.35       (2.32) - (0.27)
                                  2014         --        0.90 - 2.35       (2.32) - (0.13)
                                  2013         --        0.90 - 2.35       (2.32) - (0.37)

  BHFTII Brighthouse Asset        2017       2.00        0.90 - 2.20           4.61 - 5.98
     Allocation 20 Sub-Account    2016       3.21        0.90 - 2.20           0.66 - 3.59
                                  2015       1.92        0.90 - 2.20       (2.75) - (0.55)
                                  2014       1.17        0.90 - 2.20           0.07 - 3.02
                                  2013       3.04        1.55 - 2.15           2.07 - 2.68

  BHFTII Brighthouse Asset        2017       1.97        0.90 - 2.35           8.08 - 9.65
     Allocation 40 Sub-Account    2016       3.55        0.90 - 2.35           1.95 - 5.14
                                  2015       0.28        0.90 - 2.35       (3.37) - (0.68)
                                  2014       0.01        0.90 - 2.35           0.04 - 3.47
                                  2013       2.53        1.55 - 2.10           8.62 - 9.22

  BHFTII Brighthouse Asset        2017       1.72        0.90 - 2.35         12.07 - 13.71
     Allocation 60 Sub-Account    2016       3.15        0.90 - 2.35           3.07 - 6.15
                                  2015       0.54        0.90 - 2.35       (3.56) - (0.67)
                                  2014       0.02        0.90 - 2.35           0.03 - 3.93
                                  2013       2.00        1.55 - 2.25         15.36 - 16.17

  BHFTII Brighthouse Asset        2017       1.54        0.90 - 2.35         16.40 - 18.10
     Allocation 80 Sub-Account    2016       2.95        0.90 - 2.35           4.56 - 7.17
                                  2015       0.33        0.90 - 2.35       (3.98) - (0.84)
                                  2014       0.02        0.90 - 2.35         (0.03) - 4.53
                                  2013       1.46        1.55 - 2.15         21.67 - 22.40

  BHFTII Brighthouse/Artisan      2017       0.51        0.89 - 2.35          9.93 - 11.82
     Mid Cap Value Sub-Account    2016       0.88        0.89 - 2.35         19.80 - 21.88
                                  2015       0.94        0.89 - 2.35     (11.76) - (10.24)
                                  2014       0.55        0.89 - 2.35         (0.69) - 1.02
                                  2013       0.77        0.89 - 2.35         33.34 - 35.64

  BHFTII                          2017       1.97        0.90 - 2.30         27.49 - 29.28
     Brighthouse/Dimensional      2016       1.92        0.90 - 2.30           3.42 - 4.88
     International Small Company  2015       1.67        0.90 - 2.30           0.83 - 4.81
     Sub-Account                  2014       2.02        0.90 - 2.30       (8.82) - (0.83)
                                  2013       1.72        0.90 - 2.30         24.70 - 26.46

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII                          2017    26,398,229     6.84 - 73.43     831,306,119
     Brighthouse/Wellington Core  2016    29,665,645     5.82 - 62.22     787,903,717
     Equity Opportunities         2015    26,356,637    17.28 - 58.48     527,700,755
     Sub-Account                  2014    30,718,018    17.28 - 57.62     609,015,113
                                  2013    36,209,587    16.00 - 52.55     658,561,438

  BHFTII Frontier Mid Cap         2017     2,948,860    22.22 - 25.66      72,637,850
     Growth Sub-Account           2016     3,317,626    18.21 - 20.80      66,475,159
     (Commenced 4/29/2013)        2015     3,809,398    17.73 - 20.04      73,654,799
                                  2014     4,248,372    17.69 - 19.79      81,297,538
                                  2013     4,767,721    16.33 - 18.08      83,651,163

  BHFTII Jennison Growth          2017    18,321,429     6.17 - 31.45     507,080,287
     Sub-Account                  2016    21,756,762     4.56 - 23.16     447,002,555
                                  2015    23,988,437     4.61 - 23.40     501,066,353
                                  2014    27,528,387     4.22 - 21.36     529,020,323
                                  2013    32,574,197     3.93 - 19.82     585,624,219

  BHFTII Loomis Sayles Small      2017       215,634    58.74 - 78.05      14,483,333
     Cap Core Sub-Account         2016       241,747    52.28 - 68.64      14,400,635
                                  2015       250,951    44.97 - 58.33      12,750,644
                                  2014       261,060    46.83 - 58.80      13,706,471
                                  2013       283,327    46.30 - 57.49      14,610,773

  BHFTII Loomis Sayles Small      2017        14,487    22.21 - 24.55         344,057
     Cap Growth Sub-Account       2016        15,428    17.80 - 19.55         292,623
                                  2015        18,203    17.03 - 18.60         328,707
                                  2014        16,302    17.05 - 18.51         293,433
                                  2013        12,506    17.15 - 18.50         226,802

  BHFTII MetLife Aggregate        2017    21,705,738     1.82 - 19.71     313,384,800
     Bond Index Sub-Account       2016    21,606,441     1.79 - 19.26     308,498,975
                                  2015    18,032,558     1.77 - 18.98     245,107,645
                                  2014    16,099,701     1.79 - 19.11     213,475,999
                                  2013    13,536,937     1.71 - 18.22     162,571,849

  BHFTII MetLife Mid Cap          2017     5,121,934     3.74 - 40.63     166,303,833
     Stock Index Sub-Account      2016     5,338,539     3.27 - 35.35     151,623,612
                                  2015     5,111,469     2.75 - 29.62     121,483,288
                                  2014     5,178,461     2.86 - 30.60     127,735,872
                                  2013     5,501,359     2.64 - 28.20     125,884,078

  BHFTII MetLife MSCI EAFE        2017     8,636,458     1.80 - 19.76     122,285,606
     Index Sub-Account            2016     9,185,190     1.46 - 15.96     104,406,669
                                  2015     8,770,551     1.46 - 15.89      99,902,951
                                  2014     8,697,532     1.49 - 16.21     101,223,288
                                  2013     8,809,646     1.61 - 17.40     112,197,169

  BHFTII MetLife Russell 2000     2017     4,832,284     3.64 - 40.46     152,382,147
     Index Sub-Account            2016     5,131,926     3.22 - 35.60     143,701,523
                                  2015     5,516,806     2.69 - 29.61     129,529,499
                                  2014     5,807,014     2.84 - 31.21     144,858,146
                                  2013     5,835,501     2.74 - 29.98     141,070,458

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  BHFTII                          2017       1.46        0.89 - 2.35        16.17 - 18.02
     Brighthouse/Wellington Core  2016       1.71        0.89 - 2.35          0.63 - 6.39
     Equity Opportunities         2015       1.65        0.89 - 2.35        (0.11) - 4.18
     Sub-Account                  2014       0.59        0.89 - 2.35          1.34 - 9.65
                                  2013      1.27         0.89 - 2.35        30.43 - 32.52

  BHFTII Frontier Mid Cap         2017        --         1.30 - 2.35        22.04 - 23.33
     Growth Sub-Account           2016         --        1.30 - 2.35          2.72 - 3.80
     (Commenced 4/29/2013)        2015         --        1.30 - 2.35          0.22 - 1.28
                                  2014        --         1.30 - 2.35          8.30 - 9.44
                                  2013        --         1.30 - 2.35        19.21 - 20.07

  BHFTII Jennison Growth          2017      0.09         0.90 - 2.35        33.82 - 35.76
     Sub-Account                  2016       0.03        0.90 - 2.35      (2.45) - (0.98)
                                  2015      0.02         0.90 - 2.35          3.00 - 9.55
                                  2014      0.04         0.90 - 2.35        (0.16) - 7.81
                                  2013      0.20         0.90 - 2.35        33.56 - 35.51

  BHFTII Loomis Sayles Small      2017      0.06         1.10 - 2.30        12.35 - 13.70
     Cap Core Sub-Account         2016       0.07        1.10 - 2.30        16.27 - 17.67
                                  2015        --         1.10 - 2.30      (3.98) - (2.67)
                                  2014        --         1.20 - 2.30          1.15 - 2.27
                                  2013      0.23         1.20 - 2.30        37.49 - 39.01

  BHFTII Loomis Sayles Small      2017        --         0.90 - 1.50        24.80 - 25.55
     Cap Growth Sub-Account       2016         --        0.90 - 1.50          4.47 - 5.10
                                  2015        --         0.90 - 1.50        (0.08) - 0.52
                                  2014        --         0.90 - 1.50        (0.57) - 0.03
                                  2013        --         0.90 - 1.50        46.17 - 47.05

  BHFTII MetLife Aggregate        2017      2.68         0.89 - 2.25          0.65 - 2.35
     Bond Index Sub-Account       2016       2.73        0.89 - 2.35        (2.09) - 1.44
                                  2015      2.67         0.89 - 2.35      (2.38) - (0.46)
                                  2014      2.62         0.89 - 2.35          0.54 - 4.87
                                  2013      3.23         0.89 - 2.25      (4.74) - (3.19)

  BHFTII MetLife Mid Cap          2017      1.21         0.89 - 2.35        12.93 - 14.92
     Stock Index Sub-Account      2016       1.06        0.89 - 2.35        17.29 - 19.37
                                  2015      0.97         0.89 - 2.35      (7.24) - (2.52)
                                  2014      0.85         0.89 - 2.35          1.60 - 8.52
                                  2013      1.00         0.89 - 2.35        29.67 - 31.97

  BHFTII MetLife MSCI EAFE        2017      2.51         0.89 - 2.25        21.78 - 23.80
     Index Sub-Account            2016       2.41        0.89 - 2.25        (1.28) - 0.44
                                  2015      3.14         0.89 - 2.25      (9.98) - (1.36)
                                  2014      2.43         0.89 - 2.25      (8.42) - (2.81)
                                  2013      2.89         0.89 - 2.25        18.74 - 20.78

  BHFTII MetLife Russell 2000     2017      1.01         0.89 - 2.35        11.65 - 13.66
     Index Sub-Account            2016       1.07        0.89 - 2.35        18.12 - 20.21
                                  2015      1.00         0.89 - 2.35      (9.86) - (3.68)
                                  2014      0.96         0.89 - 2.35          2.30 - 4.11
                                  2013      1.29         0.89 - 2.35        34.91 - 37.33

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  BHFTII MetLife Stock Index    2017    22,657,750    9.30 - 104.14    639,076,662
     Sub-Account                2016    25,218,819     7.75 - 86.45    594,986,915
                                2015    25,649,785     7.03 - 78.11    553,515,934
                                2014    28,264,874     7.03 - 77.90    610,830,233
                                2013    28,624,388     6.28 - 69.33    561,274,487

  BHFTII MFS Total Return       2017       607,860    55.73 - 91.35     42,885,568
     Sub-Account                2016       645,393    50.82 - 81.96     41,309,025
                                2015       710,775    47.72 - 75.73     42,319,194
                                2014       756,067    49.00 - 76.52     45,817,455
                                2013       814,124    46.24 - 71.07     46,044,412

  BHFTII MFS Value II           2017       234,946    19.39 - 22.55      4,909,817
     Sub-Account                2016       254,830    18.36 - 21.14      5,024,818
                                2015       245,613    15.79 - 17.99      4,149,008
                                2014       229,967    17.66 - 19.31      4,201,564
                                2013       225,190    16.80 - 17.73      3,792,926

  BHFTII MFS Value Sub-Account  2017    10,064,425    16.28 - 34.01    301,209,781
                                2016    11,015,597    14.16 - 29.18    284,625,248
                                2015    10,866,190    12.69 - 25.81    249,890,569
                                2014    10,916,908    13.03 - 26.14    255,401,966
                                2013    12,139,878    12.05 - 23.85    260,473,964

  BHFTII Neuberger Berman       2017     4,920,073    23.20 - 36.94    136,037,963
     Genesis Sub-Account        2016     5,470,799    20.57 - 32.20    133,113,538
                                2015     6,339,117    17.77 - 27.37    131,949,869
                                2014     7,109,782    18.11 - 27.46    150,104,225
                                2013     8,020,175    18.58 - 27.70    172,247,460

  BHFTII T. Rowe Price Large    2017    16,507,642    11.60 - 81.98    261,127,419
     Cap Growth Sub-Account     2016    17,003,069     8.79 - 62.34    203,478,587
                                2015    19,853,858     8.76 - 62.33    233,448,817
                                2014    15,015,374     8.02 - 57.25    166,959,337
                                2013    14,688,080     8.03 - 53.41    151,930,071

  BHFTII T. Rowe Price Small    2017       336,378    35.58 - 52.00     14,148,515
     Cap Growth Sub-Account     2016       373,919    29.67 - 42.70     12,987,892
                                2015       373,434    27.19 - 38.55     11,814,560
                                2014       321,073    27.11 - 37.87      9,976,420
                                2013       356,919    25.98 - 35.74     10,522,813

  BHFTII VanEck Global          2017     7,083,667    11.74 - 12.93     88,061,334
     Natural Resources          2016     6,924,892    12.08 - 13.17     88,041,249
     Sub-Account                2015     8,336,502      8.59 - 9.26     74,871,874
                                2014     6,586,665    13.05 - 13.93     89,288,128
                                2013     6,278,667    16.43 - 17.17    106,449,499

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTII MetLife Stock Index    2017       1.60        0.89 - 2.90         17.95 - 20.47
     Sub-Account                2016       1.84        0.89 - 2.90          8.35 - 10.68
                                2015       1.57        0.89 - 2.90         (3.80) - 2.90
                                2014       1.51        0.89 - 2.90          0.87 - 12.36
                                2013       1.68        0.89 - 2.90         28.14 - 30.85

  BHFTII MFS Total Return       2017       2.39        0.89 - 2.30          9.68 - 11.45
     Sub-Account                2016       2.77        0.89 - 2.30           6.50 - 8.23
                                2015       2.49        0.89 - 2.30       (2.62) - (1.04)
                                2014       2.25        0.89 - 2.30           5.95 - 7.68
                                2013       2.31        0.89 - 2.30         16.06 - 17.94

  BHFTII MFS Value II           2017       2.58        0.89 - 1.60           5.65 - 6.69
     Sub-Account                2016       1.63        0.89 - 1.60         16.22 - 17.46
                                2015       1.82        0.89 - 1.60      (10.29) - (6.82)
                                2014       1.26        0.89 - 1.35           1.39 - 8.95
                                2013       1.38        0.89 - 1.35         30.28 - 30.88

  BHFTII MFS Value Sub-Account  2017       1.88        0.89 - 2.35         14.86 - 16.96
                                2016       2.08        0.89 - 2.35         11.45 - 13.38
                                2015       2.49        0.89 - 2.35         (2.68) - 2.26
                                2014       1.57        0.89 - 2.35           1.99 - 9.83
                                2013       0.55        0.89 - 2.35         17.10 - 34.53

  BHFTII Neuberger Berman       2017       0.20        0.89 - 2.35         12.81 - 14.73
     Genesis Sub-Account        2016       0.23        0.89 - 2.35         15.64 - 17.63
                                2015       0.18        0.89 - 2.35       (1.95) - (0.31)
                                2014       0.22        0.89 - 2.35         (2.62) - 0.40
                                2013       0.10        0.89 - 2.35         24.94 - 37.30

  BHFTII T. Rowe Price Large    2017       0.09        0.89 - 2.35         30.39 - 32.68
     Cap Growth Sub-Account     2016         --        0.89 - 2.35         (0.83) - 0.86
                                2015         --        0.89 - 2.35         (3.16) - 9.80
                                2014         --        0.89 - 2.35        (0.04) - 13.92
                                2013         --        0.89 - 2.35         26.10 - 37.93

  BHFTII T. Rowe Price Small    2017       0.17        0.89 - 2.15         19.94 - 21.80
     Cap Growth Sub-Account     2016       0.15        0.89 - 2.15          9.11 - 10.75
                                2015       0.08        0.89 - 2.15         (8.44) - 1.80
                                2014       0.01        0.89 - 2.15           2.47 - 5.96
                                2013       0.22        0.89 - 2.15         41.11 - 43.27

  BHFTII VanEck Global          2017         --        1.10 - 2.15       (2.85) - (1.82)
     Natural Resources          2016       0.59        1.10 - 2.15         40.68 - 42.17
     Sub-Account                2015       0.21        1.10 - 2.15     (34.19) - (33.49)
                                2014       0.27        1.10 - 2.15     (20.55) - (11.40)
                                2013       0.66        1.30 - 2.15           8.40 - 9.32

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTII Western Asset               2017    31,331,458    26.57 - 39.37   1,066,892,358
     Management Strategic Bond       2016    32,852,094    25.20 - 36.70   1,050,068,498
     Opportunities Sub-Account       2015         6,545    27.92 - 31.04         195,310
     (Commenced 11/19/2014)          2014           398            32.02          12,743

  BHFTII Western Asset               2017    13,730,177    14.36 - 20.09     244,111,008
     Management U.S. Government      2016    14,126,610    14.46 - 19.94     250,345,183
     Sub-Account                     2015    15,069,560    14.65 - 19.92     268,298,667
                                     2014    15,346,536    14.95 - 19.83     276,085,662
                                     2013    16,417,493    14.93 - 19.52     291,870,388

  BlackRock Global Allocation        2017       128,262    22.44 - 24.78       2,999,343
     V.I. Sub-Account                2016       123,935    20.06 - 21.99       2,582,039
     (Commenced 11/19/2014)          2015        77,369    19.63 - 21.37       1,566,871
                                     2014           402            21.30           8,557

  Deutsche I CROCI                   2017     1,302,718      7.77 - 9.56      12,446,509
     International VIP Sub-Account   2016     1,416,905      6.42 - 7.94      11,250,311
                                     2015     1,563,760      7.92 - 7.99      12,496,599
                                     2014     1,732,959      8.50 - 8.57      14,851,303
                                     2013     1,888,612      9.76 - 9.85      18,592,794

  Federated High Income Bond         2017           168            11.94           2,008
     Sub-Account                     2016         2,435            11.32          27,574
                                     2015         2,503            10.00          25,030
                                     2014         2,534            10.41          26,376
                                     2013         2,545            10.28          26,166

  Federated Kaufman                  2017         5,219            11.30          58,964
     Sub-Account                     2016         5,331             8.93          47,589
                                     2015         5,491             8.73          47,958
                                     2014         5,676             8.33          47,253
                                     2013         5,836             7.70          44,907

  Fidelity VIP Asset Manager         2017     4,080,387    17.58 - 18.88      72,267,994
     Sub-Account                     2016     4,493,375    15.61 - 16.70      70,694,332
                                     2015     4,920,853    15.35 - 16.34      76,132,122
                                     2014     5,426,360    15.54 - 16.47      84,977,763
                                     2013     5,885,530    14.88 - 15.70      88,274,483

  Fidelity VIP Contrafund            2017    20,143,633     7.85 - 91.54     625,750,850
     Sub-Account                     2016    21,259,478     6.55 - 75.90     573,685,439
                                     2015    21,653,047     6.17 - 71.00     581,923,231
                                     2014    20,382,633     6.24 - 71.28     631,948,733
                                     2013    17,717,451     5.67 - 64.36     611,972,926

  Fidelity VIP Equity-Income         2017       216,963            22.93       4,975,328
     Sub-Account                     2016       230,181            20.60       4,741,279
                                     2015       280,187            17.70       4,959,137
                                     2014       303,711            18.69       5,676,328
                                     2013       341,560            17.43       5,954,600

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTII Western Asset               2017       3.85        0.89 - 2.35           5.43 - 7.27
     Management Strategic Bond       2016       2.28        0.89 - 2.35           3.36 - 7.33
     Opportunities Sub-Account       2015       3.26        1.10 - 1.60       (3.56) - (2.23)
     (Commenced 11/19/2014)          2014         --               1.10                (0.65)

  BHFTII Western Asset               2017       2.43        0.90 - 2.35         (0.68) - 0.77
     Management U.S. Government      2016       2.39        0.90 - 2.35         (1.94) - 0.12
     Sub-Account                     2015       2.04        0.90 - 2.35       (2.02) - (0.40)
                                     2014       1.68        0.95 - 2.35           0.17 - 1.58
                                     2013       1.95        0.95 - 2.35       (3.21) - (1.84)

  BlackRock Global Allocation        2017       1.29        0.90 - 1.60         11.91 - 12.69
     V.I. Sub-Account                2016       1.55        0.90 - 1.60           2.16 - 2.87
     (Commenced 11/19/2014)          2015       2.16        0.90 - 1.60       (5.15) - (0.44)
                                     2014       2.13               1.10                (0.45)

  Deutsche I CROCI                   2017       7.00        0.89 - 1.40         20.27 - 20.89
     International VIP Sub-Account   2016      10.65        0.89 - 1.40       (0.66) - (0.15)
                                     2015       4.14        1.35 - 1.40       (6.80) - (6.75)
                                     2014       1.76        1.35 - 1.40     (12.99) - (12.95)
                                     2013       5.30        1.35 - 1.40         18.56 - 18.62

  Federated High Income Bond         2017      22.71               1.40                  5.46
     Sub-Account                     2016       6.17               1.40                 13.22
                                     2015       5.62               1.40                (3.93)
                                     2014       5.88               1.40                  1.26
                                     2013       6.76               1.40                  5.50

  Federated Kaufman                  2017         --               1.40                 26.55
     Sub-Account                     2016         --               1.40                  2.22
                                     2015         --               1.40                  4.90
                                     2014         --               1.40                  8.19
                                     2013         --               1.40                 38.18

  Fidelity VIP Asset Manager         2017       1.84        0.89 - 1.40         12.52 - 13.10
     Sub-Account                     2016       1.45        0.89 - 1.40           1.64 - 2.16
                                     2015       1.53        0.89 - 1.40       (1.25) - (0.75)
                                     2014       1.47        0.89 - 1.40           4.36 - 4.90
                                     2013       1.55        0.89 - 1.40         14.10 - 14.68

  Fidelity VIP Contrafund            2017       0.91        0.89 - 2.25         19.06 - 20.80
     Sub-Account                     2016       0.74        0.89 - 2.25           5.15 - 7.05
                                     2015       0.94        0.89 - 2.25       (1.68) - (0.22)
                                     2014       0.89        0.89 - 2.25          9.33 - 10.95
                                     2013       1.04        0.89 - 2.25         10.23 - 30.12

  Fidelity VIP Equity-Income         2017       1.70               1.40                 11.33
     Sub-Account                     2016       2.16               1.40                 16.38
                                     2015       3.11               1.40                (5.30)
                                     2014       2.75               1.40                  7.21
                                     2013       2.41               1.40                 26.37

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Fidelity VIP FundsManager    2017   316,884,820    14.72 - 14.98   4,703,906,420
     50% Sub-Account           2016   339,562,460    13.13 - 13.34   4,491,693,357
                               2015   340,402,591    12.86 - 13.05   4,406,702,675
                               2014   268,426,412    13.11 - 13.28   3,538,458,593
                               2013   158,954,030    12.73 - 12.88   2,033,793,788

  Fidelity VIP FundsManager    2017   191,801,626    14.40 - 14.62   2,781,261,557
     60% Sub-Account           2016   250,989,708    12.56 - 12.74   3,173,600,531
                               2015   299,646,067    12.24 - 12.39   3,688,709,449
                               2014   319,425,019    12.44 - 12.58   3,994,437,491
                               2013   333,151,686    12.05 - 12.16   4,031,523,824

  Fidelity VIP Government      2017     2,578,960     6.72 - 10.03      17,602,157
     Money Market Sub-Account  2016     2,758,925     6.77 - 10.16      18,955,221
                               2015     5,764,747     6.85 - 10.34      49,654,013
                               2014     5,894,288     6.95 - 10.53      50,947,648
                               2013     8,307,410     7.04 - 10.73      76,155,346

  Fidelity VIP Growth          2017     5,678,425    30.88 - 33.04     177,086,628
     Sub-Account               2016     6,179,280    23.17 - 24.67     144,530,563
                               2015     6,842,558    23.31 - 24.69     160,925,919
                               2014     7,538,876    22.06 - 23.24     167,673,930
                               2013     8,194,380    20.10 - 21.07     165,968,439

  Fidelity VIP Index 500       2017     1,974,819    33.45 - 35.88      66,077,861
     Sub-Account               2016     2,222,100    27.86 - 29.74      61,915,726
                               2015     2,464,560    25.24 - 26.83      62,224,177
                               2014     2,778,454    25.25 - 26.71      70,165,982
                               2013     3,091,556    22.53 - 23.73      69,677,247

  Fidelity VIP Mid Cap         2017     5,822,703    68.99 - 82.66     444,177,834
     Sub-Account               2016     6,382,115    58.33 - 69.23     409,695,192
                               2015     6,898,177    53.12 - 62.44     401,284,587
                               2014     7,445,624    55.03 - 64.08     446,277,693
                               2013     7,792,671    52.90 - 61.01     446,581,942

  Fidelity VIP Overseas        2017       307,530    13.96 - 15.91       4,543,644
     Sub-Account               2016       333,151    10.84 - 12.36       3,832,068
                               2015       376,022    11.55 - 13.19       4,615,792
                               2014       411,275    11.28 - 12.89       4,942,746
                               2013       447,143    12.41 - 14.19       5,925,521

  FTVIPT Franklin Income VIP   2017     3,717,519    54.01 - 78.66     259,462,703
     Sub-Account               2016     4,031,843    50.36 - 72.41     260,175,136
                               2015     4,415,184    45.17 - 64.11     253,302,116
                               2014     4,717,186    49.71 - 69.63     294,909,928
                               2013     4,919,666    48.59 - 67.20     297,821,470

  FTVIPT Franklin Mutual       2017     3,858,849    30.99 - 37.89     133,542,917
     Shares VIP Sub-Account    2016     4,164,982    29.15 - 35.30     134,905,092
                               2015     4,536,450    25.60 - 30.71     128,211,487
                               2014     5,080,687    27.45 - 32.61     153,109,223
                               2013     5,477,366    26.11 - 30.73     156,078,571

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  Fidelity VIP FundsManager    2017       1.14        1.90 - 2.05        12.14 - 12.31
     50% Sub-Account           2016       1.24        1.90 - 2.05          2.11 - 2.26
                               2015      1.25         1.90 - 2.05      (1.89) - (1.75)
                               2014      1.45         1.90 - 2.05          2.96 - 3.12
                               2013      1.55         1.90 - 2.05        12.57 - 12.74

  Fidelity VIP FundsManager    2017      0.99         1.90 - 2.05        14.62 - 14.79
     60% Sub-Account           2016       1.14        1.90 - 2.05          2.66 - 2.82
                               2015      1.05         1.90 - 2.05      (1.63) - (1.48)
                               2014      1.24         1.90 - 2.05          3.27 - 3.42
                               2013      1.16         1.90 - 2.05        16.21 - 16.38

  Fidelity VIP Government      2017      0.67         0.89 - 2.05      (1.39) - (0.22)
     Money Market Sub-Account  2016       0.18        0.89 - 2.05      (1.85) - (0.68)
                               2015      0.02         0.89 - 2.05      (2.02) - (0.86)
                               2014      0.01         0.89 - 2.05      (2.02) - (0.88)
                               2013      0.02         0.89 - 2.05      (2.01) - (0.86)

  Fidelity VIP Growth          2017      0.22         0.89 - 1.40        33.26 - 33.94
     Sub-Account               2016       0.04        0.89 - 1.40      (0.60) - (0.09)
                               2015      0.25         0.89 - 1.40          5.68 - 6.23
                               2014      0.18         0.89 - 1.40         9.75 - 10.31
                               2013      0.29         0.89 - 1.40        34.44 - 35.13

  Fidelity VIP Index 500       2017      1.77         0.89 - 1.35        20.09 - 20.64
     Sub-Account               2016       1.44        0.89 - 1.35        10.36 - 10.87
                               2015      1.93         0.89 - 1.35        (0.02) - 0.44
                               2014      1.59         0.89 - 1.35        12.05 - 12.56
                               2013      1.84         0.89 - 1.35        30.47 - 31.07

  Fidelity VIP Mid Cap         2017      0.49         0.95 - 1.90        18.28 - 19.40
     Sub-Account               2016       0.31        0.95 - 1.90         6.93 - 10.87
                               2015      0.25         0.95 - 1.90      (3.48) - (2.56)
                               2014      0.02         0.95 - 1.90          4.04 - 5.03
                               2013      0.28         0.95 - 1.90        33.31 - 34.59

  Fidelity VIP Overseas        2017      1.41         1.15 - 1.40        28.48 - 28.80
     Sub-Account               2016       1.38        1.15 - 1.40      (6.38) - (6.15)
                               2015      1.31         1.15 - 1.40          2.18 - 2.44
                               2014      1.29         1.15 - 1.40      (9.36) - (9.13)
                               2013      1.34         1.15 - 1.40        28.62 - 28.95

  FTVIPT Franklin Income VIP   2017      4.13         0.95 - 2.25          7.24 - 8.64
     Sub-Account               2016       4.98        0.95 - 2.25         8.00 - 12.95
                               2015      4.62         0.95 - 2.25      (9.12) - (7.93)
                               2014      4.98         0.95 - 2.25          2.29 - 3.63
                               2013      6.33         0.95 - 2.25        11.41 - 12.86

  FTVIPT Franklin Mutual       2017      2.23         0.95 - 1.90          6.31 - 7.33
     Shares VIP Sub-Account    2016       1.98        0.95 - 1.90        10.51 - 14.96
                               2015      3.00         0.95 - 1.90      (6.73) - (5.84)
                               2014      2.00         0.95 - 1.90          5.11 - 6.11
                               2013      2.10         0.95 - 1.90        25.85 - 27.05

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                        UNITS        HIGHEST ($)     ASSETS ($)
                                    ------------  ---------------  --------------
  FTVIPT Franklin Small Cap   2017     7,335,249     1.85 - 42.86     131,376,313
     Value VIP Sub-Account    2016     7,878,700     1.69 - 39.24     128,270,987
                              2015     8,783,442     1.31 - 13.07     110,998,636
                              2014     9,145,054     1.42 - 14.25     126,502,556
                              2013     9,184,423    13.56 - 14.30     128,048,983

  FTVIPT Templeton Foreign    2017     1,993,298    15.72 - 37.10      70,683,455
     VIP Sub-Account          2016     2,245,781    13.71 - 32.34      68,504,762
                              2015     2,282,942    13.03 - 30.69      66,002,305
                              2014     2,354,783    14.19 - 33.39      73,607,780
                              2013     2,457,017    16.25 - 38.21      87,721,293

  FTVIPT Templeton Global     2017    10,914,647    17.44 - 20.50     207,536,185
     Bond VIP Sub-Account     2016    11,303,555    17.42 - 20.30     213,840,331
                              2015    11,945,145    17.38 - 19.91     222,633,715
                              2014    12,667,617    18.48 - 21.01     250,150,012
                              2013    12,950,902    18.47 - 20.82     254,683,414

  Invesco V.I. American       2017         1,440            10.37          14,923
     Franchise Sub-Account    2016         1,514             8.25          12,495
                              2015         1,825             8.19          14,936
                              2014         1,911             7.90          15,107
                              2013        22,147             7.39         163,713

  Invesco V.I. Core Equity    2017        17,258             7.54         130,081
     Sub-Account              2016        25,350             6.75         171,207
                              2015        27,589             6.21         171,366
                              2014        34,703             6.68         231,978
                              2013        39,835             6.27         249,696

  Invesco V.I. Equity and     2017    25,769,702     7.84 - 28.15     681,403,273
     Income Sub-Account       2016    27,024,285     7.16 - 25.65     654,269,917
                              2015    28,966,281     6.30 - 22.55     619,311,840
                              2014    30,622,887     6.54 - 23.37     681,211,301
                              2013    31,328,255     6.09 - 21.69     649,322,698

  Invesco V.I. Growth and     2017            84            13.24           1,110
     Income Sub-Account       2016            87            11.74           1,017
                              2015           654             9.95           6,509
                              2014           665            10.41           6,927
                              2013    13,799,854     9.57 - 36.41     365,970,613

  Invesco V.I. International  2017     7,575,169    10.40 - 39.43     269,423,754
     Growth Sub-Account       2016     8,293,250     8.57 - 32.43     243,849,630
                              2015     8,534,492     8.74 - 32.97     256,390,780
                              2014     8,820,511     9.07 - 34.18     275,880,972
                              2013     8,901,354     9.17 - 34.47     281,999,206

  Ivy VIP Asset Strategy      2017        19,310    15.98 - 17.89         332,996
     Sub-Account              2016        15,823    13.72 - 15.29         233,181
     (Commenced 11/19/2014)   2015        20,900    14.31 - 15.87         317,700
                              2014         2,575    16.67 - 17.51          45,023

                                              FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  FTVIPT Franklin Small Cap   2017       0.52        0.95 - 1.80           8.68 - 9.61
     Value VIP Sub-Account    2016       0.82        0.95 - 1.80         19.18 - 28.96
                              2015       0.63        0.95 - 1.75       (8.99) - (8.26)
                              2014       0.61        0.95 - 1.75       (1.17) - (0.38)
                              2013       1.31        0.95 - 1.75         33.88 - 34.95

  FTVIPT Templeton Foreign    2017       2.62        1.55 - 2.30         14.05 - 14.90
     VIP Sub-Account          2016       1.95        1.55 - 2.30           4.74 - 5.53
                              2015       3.23        1.55 - 2.30       (8.62) - (7.93)
                              2014       1.86        1.55 - 2.30     (13.15) - (12.50)
                              2013       2.38        1.55 - 2.30         20.18 - 21.08

  FTVIPT Templeton Global     2017         --        0.95 - 1.80           0.11 - 0.96
     Bond VIP Sub-Account     2016         --        0.95 - 1.80           1.15 - 2.04
                              2015       7.91        0.95 - 1.75       (5.97) - (5.21)
                              2014       5.11        0.95 - 1.75           0.07 - 0.87
                              2013       4.75        0.95 - 1.75         (0.13) - 0.67

  Invesco V.I. American       2017       0.08               1.40                 25.58
     Franchise Sub-Account    2016         --               1.40                  0.85
                              2015         --               1.40                  3.55
                              2014         --               1.40                  6.93
                              2013       0.42               1.40                 38.19

  Invesco V.I. Core Equity    2017       0.96               1.40                 11.61
     Sub-Account              2016       0.76               1.40                  8.73
                              2015       1.05               1.40                (7.08)
                              2014       0.87               1.40                  6.64
                              2013       1.36               1.40                 27.45

  Invesco V.I. Equity and     2017       1.45        0.95 - 1.90           8.70 - 9.74
     Income Sub-Account       2016       1.64        0.95 - 1.90         10.31 - 13.75
                              2015       2.30        0.95 - 1.90       (4.42) - (3.51)
                              2014       1.58        0.95 - 1.90           6.72 - 7.74
                              2013       1.54        0.95 - 1.90         22.54 - 23.71

  Invesco V.I. Growth and     2017       1.56               1.40                 12.73
     Income Sub-Account       2016       0.58               1.40                 18.03
                              2015       2.94               1.40                (4.41)
                              2014         --               1.40                  8.75
                              2013       1.31        0.95 - 1.90         31.25 - 32.50

  Invesco V.I. International  2017       1.24        0.95 - 1.80         20.54 - 21.57
     Growth Sub-Account       2016       1.17        0.95 - 1.80       (4.75) - (1.64)
                              2015       1.28        0.95 - 1.75       (4.31) - (3.54)
                              2014       1.38        0.95 - 1.75       (1.65) - (0.86)
                              2013       1.10        0.95 - 1.75         16.66 - 17.60

  Ivy VIP Asset Strategy      2017       1.66        1.10 - 1.60         16.40 - 16.98
     Sub-Account              2016       0.56        1.10 - 1.60       (4.11) - (3.63)
     (Commenced 11/19/2014)   2015       0.36        1.10 - 1.60       (9.80) - (9.35)
                              2014         --        1.10 - 1.35       (2.27) - (2.24)

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  LMPVET ClearBridge Variable     2017    10,637,575    19.13 - 34.83     321,469,898
     Aggressive Growth            2016    10,932,298    16.82 - 30.24     293,536,621
     Sub-Account                  2015    11,091,987    16.99 - 30.16     300,878,534
                                  2014    11,333,726    17.67 - 30.99     316,448,933
                                  2013    11,979,001    15.00 - 25.98     280,745,200

  LMPVET ClearBridge Variable     2017     7,854,907    12.31 - 73.70     452,130,395
     Appreciation Sub-Account     2016     7,615,066    10.51 - 62.23     405,981,554
                                  2015     7,746,928    41.76 - 57.24     400,323,007
                                  2014     8,268,721    42.06 - 56.87     426,519,441
                                  2013     8,604,407    38.78 - 51.73     405,286,221

  LMPVET ClearBridge Variable     2017     8,474,807    16.91 - 28.66     224,472,939
     Dividend Strategy            2016     8,906,934    14.51 - 24.31     200,725,348
     Sub-Account                  2015     9,391,848    12.92 - 21.38     186,422,315
                                  2014     9,796,222    13.81 - 22.59     205,573,482
                                  2013    10,244,154    12.44 - 20.09     191,169,653

  LMPVET ClearBridge Variable     2017       101,448    30.17 - 34.28       3,261,658
     Large Cap Growth             2016       121,433    23.83 - 27.67       3,173,371
     Sub-Account                  2015       156,000    22.70 - 26.15       3,887,858
                                  2014       200,379    21.16 - 24.18       4,631,601
                                  2013       242,954    18.99 - 21.53       5,012,390

  LMPVET ClearBridge Variable     2017       248,434    25.39 - 29.77       7,016,572
     Large Cap Value Sub-Account  2016       342,723    22.62 - 26.31       8,591,571
                                  2015       333,277    20.49 - 23.64       7,518,321
                                  2014       369,225    21.58 - 24.70       8,744,177
                                  2013       319,601    19.77 - 22.45       6,892,954

  LMPVET ClearBridge Variable     2017     3,504,028    16.06 - 39.84     113,694,790
     Small Cap Growth             2016     3,770,232    13.20 - 32.37     102,811,126
     Sub-Account                  2015     3,817,761    21.51 - 30.88     101,595,917
                                  2014     4,105,606    23.02 - 32.61     115,942,801
                                  2013     4,102,827    22.63 - 31.63     112,499,020

  LMPVET QS Variable              2017     1,529,846    23.45 - 28.60      40,132,539
     Conservative Growth          2016     1,657,879    21.04 - 25.43      38,835,887
     Sub-Account                  2015     1,731,301    19.96 - 23.89      38,239,774
                                  2014     1,866,299    20.59 - 24.41      42,335,472
                                  2013     2,011,433    20.00 - 23.49      44,101,401

  LMPVET QS Variable Growth       2017     3,596,291    22.28 - 27.17      89,558,223
     Sub-Account                  2016     3,963,257    19.02 - 22.99      83,823,213
                                  2015     4,234,141    17.87 - 21.39      83,641,315
                                  2014     4,529,329    18.63 - 22.09      92,760,220
                                  2013     4,790,185    18.14 - 21.30      95,074,284

  LMPVET QS Variable Moderate     2017        34,884    21.80 - 23.70         803,869
     Growth Sub-Account           2016        45,938    19.03 - 20.61         921,078
                                  2015        67,619    17.96 - 19.37       1,277,408
                                  2014        98,417    18.64 - 20.02       1,923,838
                                  2013       121,395    18.11 - 19.37       2,304,999

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2017       0.49        0.95 - 2.30        13.65 - 15.19
     Aggressive Growth            2016       0.65        0.95 - 2.30        (1.10) - 4.06
     Sub-Account                  2015       0.35        0.95 - 2.30      (3.97) - (2.66)
                                  2014      0.17         0.95 - 2.30        17.66 - 19.26
                                  2013      0.28         0.95 - 2.30        44.42 - 46.38

  LMPVET ClearBridge Variable     2017      1.18         0.95 - 2.30        16.84 - 18.42
     Appreciation Sub-Account     2016       1.32        0.95 - 2.30          4.49 - 8.73
                                  2015      1.17         0.95 - 2.30        (0.71) - 0.64
                                  2014      1.17         0.95 - 2.30          8.47 - 9.94
                                  2013      1.29         0.95 - 2.30        27.05 - 28.77

  LMPVET ClearBridge Variable     2017      1.35         0.95 - 2.30        16.47 - 17.89
     Dividend Strategy            2016       1.44        0.95 - 2.30         6.86 - 13.69
     Sub-Account                  2015       1.65        0.95 - 2.30      (6.48) - (5.34)
                                  2014      2.05         0.95 - 2.30        11.03 - 12.41
                                  2013      1.65         0.95 - 2.30        23.08 - 24.49

  LMPVET ClearBridge Variable     2017      0.22         1.50 - 2.15        23.10 - 23.90
     Large Cap Growth             2016       0.48        1.50 - 2.30          4.95 - 5.79
     Sub-Account                  2015       0.43        1.50 - 2.30          7.30 - 8.16
                                  2014      0.48         1.50 - 2.30        11.40 - 12.29
                                  2013      0.51         1.50 - 2.30        34.72 - 35.80

  LMPVET ClearBridge Variable     2017      1.28         1.50 - 2.30        12.23 - 13.13
     Large Cap Value Sub-Account  2016       1.62        1.50 - 2.30        10.43 - 11.32
                                  2015      1.41         1.50 - 2.30      (5.08) - (4.31)
                                  2014      1.96         1.50 - 2.30         9.17 - 10.05
                                  2013      1.77         1.50 - 2.30        29.36 - 30.40

  LMPVET ClearBridge Variable     2017        --         0.95 - 2.30        21.45 - 23.09
     Small Cap Growth             2016         --        0.95 - 2.30          3.40 - 9.41
     Sub-Account                  2015         --        0.95 - 2.30      (6.55) - (5.28)
                                  2014        --         0.95 - 2.30          1.71 - 3.09
                                  2013      0.05         0.95 - 2.30        43.71 - 45.66

  LMPVET QS Variable              2017      2.35         0.95 - 1.90        11.42 - 12.48
     Conservative Growth          2016       2.42        0.95 - 1.90          5.41 - 6.42
     Sub-Account                  2015       1.95        0.95 - 1.90      (3.05) - (2.12)
                                  2014      2.46         0.95 - 1.90          2.93 - 3.92
                                  2013      2.21         0.95 - 1.90        13.16 - 14.24

  LMPVET QS Variable Growth       2017      1.79         0.95 - 1.90        17.10 - 18.21
     Sub-Account                  2016       1.45        0.95 - 1.90          6.46 - 7.47
                                  2015      1.33         0.95 - 1.90      (4.07) - (3.16)
                                  2014      1.77         0.95 - 1.90          2.72 - 3.70
                                  2013      1.66         0.95 - 1.90        24.12 - 25.30

  LMPVET QS Variable Moderate     2017      1.91         1.50 - 1.90        14.54 - 14.99
     Growth Sub-Account           2016       1.85        1.50 - 1.90          5.96 - 6.39
                                  2015      1.47         1.50 - 1.90      (3.64) - (3.25)
                                  2014      1.74         1.50 - 1.90          2.93 - 3.34
                                  2013      1.41         1.50 - 1.90        19.53 - 20.01

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  -------------
  LMPVIT Western Asset           2017     3,326,625    17.63 - 28.95     87,572,384
     Variable Global High Yield  2016     3,567,957    16.56 - 26.90     87,930,944
     Bond Sub-Account            2015     4,003,585    18.50 - 23.49     86,641,483
                                 2014     4,320,147    20.11 - 25.19    100,641,688
                                 2013     4,386,878    20.82 - 25.72    104,740,451

  MFS VIT Investors Trust        2017           581            10.40          6,043
     Sub-Account                 2016         1,033             8.55          8,827
                                 2015         1,112             7.98          8,875
                                 2014         1,191             8.08          9,619
                                 2013         3,517             7.38         25,951

  MFS VIT New Discovery          2017           395            16.60          6,563
     Sub-Account                 2016         3,102            13.29         41,234
                                 2015         3,178            12.36         39,288
                                 2014         3,178            12.78         40,607
                                 2013         3,294            13.97         46,020

  MFS VIT Research Sub-Account   2017         1,908            11.06         21,100
                                 2016         2,377             9.09         21,608
                                 2015         3,091             8.48         26,211
                                 2014         3,115             8.53         26,571
                                 2013         8,132             7.85         63,835

  Neuberger Berman Genesis       2017           181            30.49          5,505
     Sub-Account                 2016           246            26.63          6,564
                                 2015           317            22.76          7,222
                                 2014           393            22.93          9,013
                                 2013           474            23.21         10,991

  Oppenheimer VA Global          2017        25,489     9.83 - 10.03        253,664
     Multi-Alternatives
     Sub-Account
     (Commenced 4/28/2017)

  Oppenheimer VA Government      2017           613             5.25          3,219
     Money Sub-Account           2016           640             5.30          3,396
                                 2015           668             5.38          3,592
                                 2014           696             5.45          3,793
                                 2013           723             5.53          4,000

  Oppenheimer VA Main Street     2017     3,322,847    21.68 - 37.64    116,688,023
     Small Cap Sub-Account       2016     3,684,082    19.26 - 33.36    115,192,944
                                 2015     4,053,883    16.54 - 28.62    109,248,990
                                 2014     4,346,502    17.83 - 30.77    126,466,514
                                 2013     4,655,290    16.15 - 27.82    123,045,407

  Oppenheimer VA Main Street     2017        11,112            10.26        113,981
     Sub-Account                 2016        11,492             8.90        102,246
                                 2015        12,936             8.08        104,564
                                 2014        13,372             7.93        106,085
                                 2013        14,316             7.27        104,039

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVIT Western Asset           2017       5.18        0.95 - 2.30          6.19 - 7.63
     Variable Global High Yield  2016       6.08        0.95 - 2.30         8.61 - 14.51
     Bond Sub-Account            2015       5.96        0.95 - 2.30      (7.98) - (6.73)
                                 2014       7.11        0.95 - 2.30      (3.40) - (2.09)
                                 2013       6.19        0.95 - 2.30          3.85 - 5.27

  MFS VIT Investors Trust        2017       0.61               1.40                21.64
     Sub-Account                 2016       0.86               1.40                 7.08
                                 2015       0.92               1.40               (1.18)
                                 2014       0.61               1.40                 9.46
                                 2013       1.10               1.40                30.22

  MFS VIT New Discovery          2017         --               1.40                24.90
     Sub-Account                 2016         --               1.40                 7.54
                                 2015         --               1.40               (3.25)
                                 2014         --               1.40               (8.55)
                                 2013         --               1.40                39.55

  MFS VIT Research Sub-Account   2017       1.34               1.40                21.66
                                 2016       0.78               1.40                 7.22
                                 2015       0.73               1.40               (0.60)
                                 2014       0.79               1.40                 8.67
                                 2013       0.33               1.40                30.45

  Neuberger Berman Genesis       2017       0.08               0.89                14.48
     Sub-Account                 2016       0.06               0.89                17.01
                                 2015       0.05               0.89               (0.74)
                                 2014       0.05               0.89               (1.19)
                                 2013       0.32               0.89                35.68

  Oppenheimer VA Global          2017       0.82        1.10 - 1.60      (1.68) - (1.35)
     Multi-Alternatives
     Sub-Account
     (Commenced 4/28/2017)

  Oppenheimer VA Government      2017       0.38               1.40               (1.00)
     Money Sub-Account           2016         --               1.40               (1.38)
                                 2015         --               1.40               (1.38)
                                 2014         --               1.40               (1.38)
                                 2013       0.01               1.40               (1.38)

  Oppenheimer VA Main Street     2017       0.65        0.95 - 1.80        11.88 - 12.84
     Small Cap Sub-Account       2016       0.25        0.95 - 1.80        12.92 - 16.56
                                 2015       0.64        0.95 - 1.75      (7.72) - (6.98)
                                 2014       0.63        0.95 - 1.75         9.72 - 10.60
                                 2013       0.70        0.95 - 1.75        38.19 - 39.29

  Oppenheimer VA Main Street     2017       1.25               1.40                15.29
     Sub-Account                 2016       1.14               1.40                10.07
                                 2015       0.92               1.40                 1.89
                                 2014       0.84               1.40                 9.16
                                 2013       1.10               1.40                29.94

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  Oppenheimer VA               2017           400             6.40           2,562
  Total Return Bond            2016           921             6.21           5,719
     Sub-Account               2015         1,226             6.10           7,477
                               2014         1,362             6.13           8,346
                               2013         1,493             5.79           8,646

  PIMCO VIT                    2017        64,010      7.17 - 7.28         463,243
     Commodity RealReturn      2016        64,637      7.15 - 7.22         464,850
     Strategy Sub-Account      2015        39,333      6.34 - 6.37         250,085
     (Commenced 11/19/2014)    2014         1,515      8.69 - 8.70          13,170

  PIMCO VIT Emerging Markets   2017        82,983    10.98 - 11.17         921,470
     Bond Sub-Account          2016        62,989    10.18 - 10.29         645,743
     (Commenced 11/19/2014)    2015        44,282      9.16 - 9.21         406,796
                               2014         1,592             9.55          15,202

  PIMCO VIT Unconstrained      2017        55,031    10.17 - 10.33         564,134
     Bond Sub-Account          2016        56,423      9.87 - 9.98         560,051
     (Commenced 11/19/2014)    2015        29,245      9.61 - 9.66         281,863
                               2014           478             9.96           4,759

  Pioneer VCT Mid Cap Value    2017     1,243,008    49.10 - 61.71      69,380,389
     Sub-Account               2016     1,342,318    44.36 - 55.19      67,321,539
                               2015     1,461,366    38.92 - 47.94      63,990,328
                               2014     1,581,277    42.37 - 51.68      74,902,996
                               2013     1,719,853    37.64 - 45.45      71,900,042

  Pioneer VCT Real Estate      2017         7,888    29.25 - 33.35         243,714
     Shares Sub-Account        2016         8,268    28.88 - 32.67         252,027
                               2015         8,230    27.82 - 31.25         240,901
                               2014         8,772    27.15 - 30.26         249,879
                               2013        11,399    21.20 - 23.46         252,653

  T. Rowe Price Government     2017        22,810            17.07         389,371
     Money Sub-Account         2016        31,086            17.14         532,685
                               2015        28,754            17.29         497,039
                               2014        29,487            17.44         514,215
                               2013        31,743            17.59         558,449

  T. Rowe Price Growth Stock   2017        38,028           210.28       7,996,385
     Sub-Account               2016        40,267           158.76       6,392,650
                               2015        44,692           157.95       7,058,976
                               2014        52,254           143.75       7,511,742
                               2013        62,571           133.27       8,339,192

  T. Rowe Price International  2017        26,224            19.73         517,492
     Stock Sub-Account         2016        24,670            15.53         383,175
                               2015        27,270            15.32         417,754
                               2014        39,998            15.58         623,024
                               2013        41,360            15.85         655,401

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  Oppenheimer VA               2017       2.04               1.40                  3.14
  Total Return Bond            2016       3.73               1.40                  1.83
     Sub-Account               2015       4.05               1.40                (0.44)
                               2014       5.29               1.40                  5.77
                               2013       5.14               1.40                (1.49)

  PIMCO VIT                    2017      10.97        1.10 - 1.60           0.32 - 0.82
     Commodity RealReturn      2016       0.90        1.10 - 1.60         12.80 - 13.37
     Strategy Sub-Account      2015       2.13        1.10 - 1.60     (27.09) - (26.72)
     (Commenced 11/19/2014)    2014       0.20        1.10 - 1.35     (13.36) - (13.33)

  PIMCO VIT Emerging Markets   2017       4.77        0.95 - 1.60           7.81 - 8.51
     Bond Sub-Account          2016       4.97        0.95 - 1.60         11.18 - 11.91
     (Commenced 11/19/2014)    2015       5.03        1.10 - 1.60       (4.08) - (3.60)
                               2014       0.32        1.10 - 1.60       (3.46) - (3.40)

  PIMCO VIT Unconstrained      2017       1.41        1.10 - 1.60           3.04 - 3.55
     Bond Sub-Account          2016       1.42        1.10 - 1.60           2.77 - 3.28
     (Commenced 11/19/2014)    2015       4.52        1.10 - 1.60       (3.52) - (3.04)
                               2014       0.04               1.35                (0.10)

  Pioneer VCT Mid Cap Value    2017       0.62        0.95 - 1.95         10.70 - 11.80
     Sub-Account               2016       0.47        0.95 - 1.95         10.51 - 15.13
                               2015       0.55        0.95 - 1.95       (8.16) - (7.24)
                               2014       0.65        0.95 - 1.95         12.58 - 13.71
                               2013       0.74        0.95 - 1.95         30.19 - 31.50

  Pioneer VCT Real Estate      2017       2.29        1.20 - 1.95           1.31 - 2.07
     Shares Sub-Account        2016       3.27        1.20 - 1.95           3.78 - 4.56
                               2015       2.06        1.20 - 1.95           2.50 - 3.27
                               2014       2.29        1.20 - 1.95         28.04 - 29.00
                               2013       2.16        1.20 - 1.95         (0.42) - 0.33

  T. Rowe Price Government     2017       0.49               0.89                (0.38)
     Money Sub-Account         2016       0.02               0.89                (0.87)
                               2015       0.01               0.89                (0.88)
                               2014       0.01               0.89                (0.88)
                               2013       0.01               0.89                (0.87)

  T. Rowe Price Growth Stock   2017       0.24               0.89                 32.45
     Sub-Account               2016       0.07               0.89                  0.51
                               2015         --               0.89                  9.87
                               2014         --               0.89                  7.86
                               2013       0.04               0.89                 37.97

  T. Rowe Price International  2017       1.54               0.89                 27.05
     Stock Sub-Account         2016       1.14               0.89                  1.39
                               2015       0.80               0.89                (1.65)
                               2014       1.13               0.89                (1.70)
                               2013       0.97               0.89                 13.26

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                  AS OF DECEMBER 31
                                    ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                        UNITS        HIGHEST ($)     ASSETS ($)
                                    ------------  ---------------  --------------

  TAP 1919 Variable Socially  2017         3,165    42.63 - 47.23         146,640
     Responsive Balanced      2016         3,566    37.21 - 41.07         143,946
     Sub-Account              2015         5,634    35.70 - 39.24         215,832
                              2014         6,406    37.02 - 40.53         253,840
                              2013         7,932    34.52 - 37.64         292,286

  VIF Global Infrastructure   2017        40,450    12.79 - 14.46         545,195
     Sub-Account              2016        41,674    11.55 - 12.97         503,939
     (Commenced 11/19/2014)   2015        32,371    10.20 - 11.38         345,685
                              2014           664    12.49 - 12.95           8,465

                                              FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------

  TAP 1919 Variable Socially  2017       1.00        1.50 - 1.90         14.55 - 15.01
     Responsive Balanced      2016       0.88        1.50 - 1.90           4.24 - 4.65
     Sub-Account              2015       1.19        1.50 - 1.90       (3.56) - (3.18)
                              2014       0.87        1.50 - 1.90           7.25 - 7.68
                              2013       0.83        1.50 - 1.90         16.47 - 16.94

  VIF Global Infrastructure   2017       2.19        0.90 - 1.60         10.76 - 11.54
     Sub-Account              2016       2.10        0.90 - 1.60         13.14 - 13.94
     (Commenced 11/19/2014)   2015       1.43        0.90 - 1.60     (15.25) - (12.01)
                              2014         --        1.10 - 1.35           0.27 - 0.30

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                     Page
                                                                                                  -------
Report of Independent Registered Public Accounting Firm..........................................      2

Financial Statements at December 31, 2017 and 2016 and for the Years Ended December 31, 2017,
  2016 and 2015:

 Consolidated Balance Sheets.....................................................................      3

 Consolidated Statements of Operations...........................................................      4

 Consolidated Statements of Comprehensive Income (Loss)..........................................      5

 Consolidated Statements of Stockholder's Equity.................................................      6

 Consolidated Statements of Cash Flows...........................................................      7

Notes to the Consolidated Financial Statements

 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........      9

 Note 2 -- Segment Information...................................................................     21

 Note 3 -- Organizational Changes................................................................     25

 Note 4 -- Insurance.............................................................................     25

 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...     30

 Note 6 -- Reinsurance...........................................................................     33

 Note 7 -- Investments...........................................................................     38

 Note 8 -- Derivatives...........................................................................     53

 Note 9 -- Fair Value............................................................................     63

 Note 10 -- Debt.................................................................................     77

 Note 11 -- Equity...............................................................................     78

 Note 12 -- Other Expenses.......................................................................     83

 Note 13 -- Income Tax...........................................................................     83

 Note 14 -- Contingencies, Commitments and Guarantees............................................     87

 Note 15 -- Related Party Transactions...........................................................     89

Financial Statement Schedules at December 31, 2017 and 2016 and for the Years Ended December 31,
  2017, 2016 and 2015:

 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties..     92

 Schedule II -- Condensed Financial Information (Parent Company Only)............................     93

 Schedule III -- Consolidated Supplementary Insurance Information................................     98

 Schedule IV -- Consolidated Reinsurance.........................................................    100

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2017 and 2016, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 21, 2018

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                   2017           2016
                                                                                             ------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $58,599 and $57,289, respectively).........................................................  $    63,333   $     59,899
Equity securities available-for-sale, at estimated fair value (cost: $212 and $280,
 respectively)..............................................................................          232            300
Mortgage loans (net of valuation allowances of $46 and $40, respectively; includes $115 and
 $136, respectively, at estimated fair value, relating to variable interest entities).......       10,640          9,290
Policy loans................................................................................        1,106          1,093
Real estate joint ventures..................................................................          433            215
Other limited partnership interests.........................................................        1,667          1,639
Short-term investments, principally at estimated fair value (includes $0 and $344,
 respectively, relating to variable interest entities)......................................          269          1,272
Other invested assets, principally at estimated fair value..................................        2,448          5,029
                                                                                             ------------  -------------
    Total investments.......................................................................       80,128         78,737
Cash and cash equivalents, principally at estimated fair value (includes $0 and $3,078,
 respectively, relating to variable interest entities)......................................        1,363          5,057
Accrued investment income (includes $1 and $1, respectively, relating to variable interest
 entities)..................................................................................          575            668
Premiums, reinsurance and other receivables.................................................       12,918         13,853
Deferred policy acquisition costs and value of business acquired............................        5,623          6,339
Current income tax recoverable..............................................................          735            736
Other assets................................................................................          547            689
Separate account assets.....................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total assets............................................................................  $   212,045   $    211,425
                                                                                             ============  =============
Liabilities and Equity
Liabilities
Future policy benefits......................................................................  $    35,715   $     32,752
Policyholder account balances...............................................................       37,069         36,579
Other policy-related balances...............................................................        2,720          2,712
Payables for collateral under securities loaned and other transactions......................        4,158          7,371
Long-term debt (includes $11 and $23, respectively, at estimated fair value, relating to
 variable interest entities)................................................................           46          1,904
Deferred income tax liability...............................................................          894          2,451
Other liabilities (includes $0 and $1, respectively, relating to variable interest entities)        4,419          5,445
Separate account liabilities................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total liabilities.......................................................................      195,177        194,560
                                                                                             ------------  -------------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding................................................................................           75             75
Additional paid-in capital..................................................................       19,073         18,461
Retained earnings (deficit).................................................................       (4,132)        (2,919)
Accumulated other comprehensive income (loss)...............................................        1,837          1,248
                                                                                             ------------  -------------
    Total Brighthouse Life Insurance Company's stockholder's equity.........................       16,853         16,865
Noncontrolling interests....................................................................           15             --
                                                                                             ------------  -------------
    Total equity............................................................................       16,868         16,865
                                                                                             ------------  -------------
    Total liabilities and equity............................................................  $   212,045   $    211,425
                                                                                             ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017        2016         2015
                                                                                       ---------  -----------  -----------
Revenues
Premiums..............................................................................  $    828   $    1,180   $    1,637
Universal life and investment-type product policy fees................................     3,156        3,097        3,293
Net investment income.................................................................     2,973        3,111        3,001
Other revenues........................................................................       336          709          433
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities.......................        (1)         (19)         (23)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income (loss)........................................................        --           (3)          (8)
  Other net investment gains (losses).................................................       (26)         (45)          36
                                                                                       ---------  -----------  -----------
    Total net investment gains (losses)...............................................       (27)         (67)           5
  Net derivative gains (losses).......................................................    (1,468)      (5,770)        (497)
                                                                                       ---------  -----------  -----------
     Total revenues...................................................................     5,798        2,260        7,872
                                                                                       ---------  -----------  -----------
Expenses
Policyholder benefits and claims......................................................     3,594        3,738        3,087
Interest credited to policyholder account balances....................................     1,076        1,131        1,224
Amortization of deferred policy acquisition costs and value of business acquired......       916         (225)         673
Other expenses........................................................................     1,833        2,081        1,723
                                                                                       ---------  -----------  -----------
     Total expenses...................................................................     7,419        6,725        6,707
                                                                                       ---------  -----------  -----------
Income (loss) before provision for income tax.........................................    (1,621)      (4,465)       1,165
Provision for income tax expense (benefit)............................................      (738)      (1,690)         247
                                                                                       ---------  -----------  -----------
Net income (loss).....................................................................  $   (883)  $   (2,775)  $      918
                                                                                       =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017           2016           2015
                                                                                      -----------    -----------    -----------
Net income (loss)....................................................................  $     (883)    $   (2,775)    $      918
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........................         590           (535)        (1,681)
 Unrealized gains (losses) on derivatives............................................        (166)            27             89
 Foreign currency translation adjustments............................................           9             (3)           (29)
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), before income tax.................................         433           (511)        (1,621)
Income tax (expense) benefit related to items of other comprehensive income (loss)...         156            165            593
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), net of income tax.................................         589           (346)        (1,028)
                                                                                      -----------    -----------    -----------
Comprehensive income (loss)..........................................................  $     (294)    $   (3,121)    $     (110)
                                                                                      ===========    ===========    ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                            Brighthouse
                                                                            Accumulated    Life Insurance
                                                Additional    Retained         Other         Company's
                                     Common      Paid-in      Earnings     Comprehensive   Stockholder's  Noncontrolling
                                     Stock       Capital      (Deficit)    Income (Loss)       Equity       Interests
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2014.......  $     75  $     16,698   $    (301)    $     2,622      $    19,094    $       --
Capital contributions from
 MetLife, Inc......................                     202          --                              202
Dividends paid to MetLife, Inc.....                      --        (500)                            (500)
Returns of capital.................                     (50)                                         (50)
Net income (loss)..................                                 918              --              918
Other comprehensive income (loss),
 net of income tax.................                                              (1,028)          (1,028)
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2015.......        75        16,850         117           1,594           18,636            --
Capital contributions from
 MetLife, Inc......................                   1,637                                        1,637
Dividends paid to MetLife, Inc.....                                (261)                            (261)
Returns of capital.................                     (26)                                         (26)
Net income (loss)..................                              (2,775)                          (2,775)
Other comprehensive income (loss),
 net of income tax.................                                                (346)            (346)
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2016.......        75        18,461      (2,919)          1,248           16,865            --
Sale of operating joint venture
 interest to a former affiliate....                     202                                          202
Returns of capital (Note 3)........                  (2,737)                                      (2,737)
Capital contributions..............                   3,147                                        3,147
Change in equity of noncontrolling
 interests.........................                                                                   --            15
Net income (loss)..................                                (883)                            (883)
Effect of change in accounting
 principle (Note 1)................                                (330)            330               --
Other comprehensive income (loss),
 net of income tax.................                                                 259              259
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2017.......  $     75  $     19,073   $  (4,132)    $     1,837      $    16,853    $       15
                                    ========= =============  ==========    =============   ============== ==============



                                      Total
                                      Equity
                                    ---------
Balance at December 31, 2014.......  $ 19,094
Capital contributions from
 MetLife, Inc......................       202
Dividends paid to MetLife, Inc.....      (500)
Returns of capital.................       (50)
Net income (loss)..................       918
Other comprehensive income (loss),
 net of income tax.................    (1,028)
                                    ---------
Balance at December 31, 2015.......    18,636
Capital contributions from
 MetLife, Inc......................     1,637
Dividends paid to MetLife, Inc.....      (261)
Returns of capital.................       (26)
Net income (loss)..................    (2,775)
Other comprehensive income (loss),
 net of income tax.................      (346)
                                    ---------
Balance at December 31, 2016.......    16,865
Sale of operating joint venture
 interest to a former affiliate....       202
Returns of capital (Note 3)........    (2,737)
Capital contributions..............     3,147
Change in equity of noncontrolling
 interests.........................        15
Net income (loss)..................      (883)
Effect of change in accounting
 principle (Note 1)................        --
Other comprehensive income (loss),
 net of income tax.................       259
                                    ---------
Balance at December 31, 2017.......  $ 16,868
                                    =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                   2017         2016         2015
                                                             -----------  -----------  -----------
Cash flows from operating activities
Net income (loss)...........................................  $     (883)  $   (2,775)  $      918
Adjustments to reconcile net income (loss) to net cash
 provided by (used in) operating activities:
 Depreciation and amortization expenses.....................          25           56           25
 Amortization of premiums and accretion of discounts
   associated with investments, net.........................        (271)        (231)        (233)
 (Gains) losses on investments, net.........................          27           67           (5)
 (Gains) losses on derivatives, net.........................       3,084        6,998        1,321
 (Income) loss from equity method investments, net of
   dividends and distributions..............................         (50)          26          110
 Interest credited to policyholder account balances.........       1,076        1,131        1,224
 Universal life and investment-type product policy fees.....      (3,156)      (3,097)      (3,293)
 Goodwill impairment........................................          --          381           --
 Change in accrued investment income........................         (80)         (35)          10
 Change in premiums, reinsurance and other receivables......          55           45         (403)
 Change in deferred policy acquisition costs and value of
   business acquired, net...................................         660         (555)         273
 Change in income tax.......................................          --       (1,830)         724
 Change in other assets.....................................       2,176        2,152        2,231
 Change in future policy benefits and other policy-related
   balances.................................................       1,522        2,404        2,283
 Change in other liabilities................................        (314)        (590)        (206)
 Other, net.................................................          75          (16)          13
                                                             -----------  -----------  -----------
Net cash provided by (used in) operating activities.........       3,946        4,131        4,992
                                                             -----------  -----------  -----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................      16,409       45,460       38,341
 Equity securities..........................................          97          224          308
 Mortgage loans.............................................         761        1,560        1,083
 Real estate and real estate joint ventures.................          77          446          512
 Other limited partnership interests........................         262          417          425
Purchases of:
 Fixed maturity securities..................................     (17,811)     (39,097)     (43,502)
 Equity securities..........................................          (2)         (58)        (273)
 Mortgage loans.............................................      (2,044)      (2,847)      (2,560)
 Real estate and real estate joint ventures.................        (268)         (75)        (109)
 Other limited partnership interests........................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives...       1,859          707          224
Cash paid in connection with freestanding derivatives.......      (3,829)      (2,764)        (869)
Cash received under repurchase agreements...................          --           --          199
Cash paid under repurchase agreements.......................          --           --         (199)
Cash received under reverse repurchase agreements...........          --           --          199
Cash paid under reverse repurchase agreements...............          --           --         (199)
Sale of operating joint venture interest to a former
 affiliate..................................................          42           --           --
Sale of loans to a former affiliate.........................          --           --           26
Receipts on loans to a former affiliate.....................          --           50           --
Net change in policy loans..................................         (14)         109          (72)
Net change in short-term investments........................       1,057          596         (343)
Net change in other invested assets.........................         (16)           7          (55)
                                                             -----------  -----------  -----------
Net cash provided by (used in) investing activities.........  $   (3,683)  $    4,532   $   (7,097)
                                                             -----------  -----------  -----------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                        2017         2016          2015
                                                                  -----------  ------------  ------------
Cash flows from financing activities
Policyholder account balances:
 Deposits........................................................  $    4,381   $    10,040   $    20,269
 Withdrawals.....................................................      (3,114)      (12,292)      (21,078)
Net change in payables for collateral under securities loaned
 and other transactions..........................................      (3,139)       (3,251)        3,121
Long-term debt issued............................................          --            --           175
Long-term debt repaid............................................         (13)          (26)         (235)
Returns of capital (Note 3)......................................      (3,425)           --            --
Capital contributions............................................       1,300         1,688           406
Capital contribution associated with the sale of operating joint
 venture interest to a former affiliate..........................         202            --            --
Dividends paid to MetLife, Inc...................................          --          (261)         (500)
Financing element on certain derivative instruments and other
 derivative related transactions, net............................        (149)       (1,011)          (97)
                                                                  -----------  ------------  ------------
Net cash provided by (used in) financing activities..............      (3,957)       (5,113)        2,061
                                                                  -----------  ------------  ------------
Effect of change in foreign currency exchange rates on cash and
 cash equivalents balances.......................................          --            --            (2)
                                                                  -----------  ------------  ------------
Change in cash and cash equivalents..............................      (3,694)        3,550           (46)
Cash and cash equivalents, beginning of year.....................       5,057         1,507         1,553
                                                                  -----------  ------------  ------------
Cash and cash equivalents, end of year...........................  $    1,363   $     5,057   $     1,507
                                                                  ===========  ============  ============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest........................................................  $       81   $       130   $       137
                                                                  ===========  ============  ============
 Income tax......................................................  $     (684)  $       150   $      (463)
                                                                  ===========  ============  ============
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates....  $       --   $     4,030   $        --
                                                                  ===========  ============  ============
 Transfer of mortgage loans from former affiliates...............  $       --   $       662   $        --
                                                                  ===========  ============  ============
 Transfer of short-term investments from former affiliates.......  $       --   $        94   $        --
                                                                  ===========  ============  ============
 Transfer of fixed maturity securities to former affiliates......  $      293   $       346   $        --
                                                                  ===========  ============  ============
 Reduction of other invested assets in connection with
   affiliated reinsurance transactions...........................  $       --   $       676   $        --
                                                                  ===========  ============  ============
 Reduction of policyholder account balances in connection with
   reinsurance transactions......................................  $      293   $        --   $        --
                                                                  ===========  ============  ============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC, which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company reports results through three segments:
Annuities, Life and Run-off. In addition, the Company reports certain of its results in Corporate & Other.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   On October 5, 2016, Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"), which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include Brighthouse Life Insurance Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC to Brighthouse Financial, Inc., resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc., representing 80.8% of MetLife Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investee") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             4
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   5
-----------------------------------------------------------------------------------------
Reinsurance                                                                           6
-----------------------------------------------------------------------------------------
Investments                                                                           7
-----------------------------------------------------------------------------------------
Derivatives                                                                           8
-----------------------------------------------------------------------------------------
Fair Value                                                                            9
-----------------------------------------------------------------------------------------
Income Tax                                                                            13
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              14
-----------------------------------------------------------------------------------------

 Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term and whole-life insurance and immediate annuities), assumptions are determined at issuance of the policy and remain "locked-in" unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal life insurance with secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and fixed and variable deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      See "-- Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, fixed and variable deferred annuity contracts and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed;

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA on traditional long-duration insurance contracts is amortized based on actual and expected future gross premiums while DAC and VOBA on fixed and variable universal life insurance and deferred annuities is amortized based on estimated gross profits. The recoverability of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    See Note 5 for additional information on DAC and VOBA amortization.

    The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. If reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain previously assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and previously assumed from a former affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 4 for additional details of guarantees accounted for as insurance liabilities.

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value. See Note 9.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. The Company also designates derivatives as a hedge of the estimated fair value of a recognized asset or liabilities (fair value hedge). When a derivative is designated as fair value hedge and is determined to be highly effective, changes in fair value are recorded in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB.

      See "-- Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

 Separate Accounts

    Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

    Separate accounts that do not pass all investment performance to the contract holder, including those underlying the index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

 Income Tax

    Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial, Inc. and its subsidiaries in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, reduced interest expense deductibility, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act are effective as of January 1, 2018.

    The reduction in the corporate rate required a one-time remeasurement of certain deferred tax items as of December 31, 2017. For the estimated impact of the Tax Act on the financial statements, including the estimated impact resulting from the remeasurement of deferred tax assets and liabilities. See
 Note 13 for more information. Actual results may materially differ from the Company's current estimate due to, among other things, further guidance that may be issued by U.S. tax authorities or regulatory bodies and/or changes in interpretations and assumptions preliminarily made. The Company will continue to analyze the Tax Act to finalize its financial statement impact.

    In December 2017, the SEC issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As such, it may need to apply all three scenarios in determining the accounting for the Tax Act based on information that is available. The Company has not fully completed its accounting for the tax effects of the Tax Act, and thus certain items relating to accounting for the Tax Act are provisional, including accounting for reserves. However, it has recorded the effects of the Tax Act as reasonable estimates due to the need for further analysis of the provisions within the Tax Act and collection, preparation and analysis of relevant data necessary to complete the accounting.

    The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in accumulated other comprehensive income ("AOCI"). The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted federal corporate tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2017 did not have a material impact on its consolidated financial statements.

Standard                           Description             Effective Date     Impact on Financial Statements
------------------------------------------------------------------------------------------------------------
ASU 2018-02, Reporting    The amendments to Topic 220    January 1, 2019      The Company elected to early
Comprehensive Income      provide an option to           applied in the       adopt the ASU as of
(Topic 220):              reclassify stranded tax        period of adoption   December 31, 2017 and
Reclassification of       effects within AOCI to         (with early          reclassified $330 million
Certain Tax Effects from  retained earnings in each      adoption permitted)  from AOCI into retained
Accumulated Other         period in which the effect of                       earnings related to the
Comprehensive Income      the change in the U.S.                              impact of the Tax Act of
                          federal corporate income tax                        2017. See Notes 11 and 13.
                          rate in the Tax Act of 2017
                          (or portion thereof) is
                          recorded.
------------------------------------------------------------------------------------------------------------
ASU 2017-12,              The amendments to Topic 815    January 1, 2019      The Company does not expect a
Derivatives and Hedging   (i) refine and expand the      using the modified   material impact on its
(Topic 815): Targeted     criteria for achieving hedge   retrospective        financial statements from
Improvements to           accounting on certain hedging  method (with early   adoption of the new guidance.
Accounting for Hedging    strategies, (ii) require the   adoption permitted)
Activities                earnings effect of the
                          hedging instrument be
                          presented in the same line
                          item in which the earnings
                          effect of the hedged item is
                          reported, and (iii) eliminate
                          the requirement to separately
                          measure and report hedge
                          ineffectiveness.
------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial    The amendments to Topic        January 1, 2020      The Company is currently
Instruments - Credit      326 replace the incurred loss  using the modified   evaluating the impact of this
Losses (Topic 326):       impairment methodology for     retrospective        guidance on its consolidated
Measurement of Credit     certain financial instruments  method (with early   financial statements. The
Losses on Financial       with one that reflects         adoption permitted   Company expects the most
Instruments               expected credit losses based   beginning            significant impacts to be
                          on historical loss             January 1, 2019)     earlier recognition of
                          information, current                                impairments on mortgage loan
                          conditions, and reasonable                          investments.
                          and supportable forecasts.
                          The new guidance also
                          requires that an OTTI on a
                          debt security will be
                          recognized as an allowance
                          going forward, such that
                          improvements in expected
                          future cash flows after an
                          impairment will no longer be
                          reflected as a prospective
                          yield adjustment through net
                          investment income, but rather
                          a reversal of the previous
                          impairment and recognized
                          through realized investment
                          gains and losses.
------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial    The new guidance changes the   January 1, 2018      Effective January 1, 2018 the
Instruments - Overall:    current accounting guidance    using the modified   Company will carry
Recognition and           related to (i) the             retrospective        available-for-sale equity
Measurement of            classification and             method               securities and partnerships
Financial Assets and      measurement of certain equity                       and joint ventures accounted
Financial Liabilities     investments, (ii) the                               for under the cost method at
                          presentation of changes in                          fair value with changes in
                          the fair value of financial                         fair value recognized in net
                          liabilities measured under                          income. The Company will
                          the FVO that are due to                             reclassify unrealized gains
                          instrument-specific credit                          related to equity securities
                          risk, and (iii) certain                             of $19 million AOCI to
                          disclosures associated with                         opening retained earnings.
                          the fair value of financial                         Additionally, the Company
                          instruments. Additionally,                          will adjust the carrying
                          there will no longer be a                           value of partnerships and
                          requirement to assess equity                        joint ventures, previously
                          securities for impairment                           accounted for under the cost
                          since such securities will be                       method, from cost to fair
                          measured at fair value                              value, resulting in a
                          through net income.                                 $9 million increase to
                                                                              retained earnings.
------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue       For those contracts that are   January 1, 2018      No impact on the Company's
from Contracts with       impacted, the guidance will    using the            financial statements.
Customers (Topic 606)     require an entity to           retrospective
                          recognize revenue upon the     method
                          transfer of promised goods or
                          services to customers in an
                          amount that reflects the
                          consideration to which the
                          entity expects to be
                          entitled, in exchange for
                          those goods or services.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook, reduced gross derivative assets by $206 million, gross derivative liabilities by $927 million, accrued investment income by $30 million, collateral receivables recorded within premiums, reinsurance and other receivables of $765 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions of $74 million.

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

 Annuities

    The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

 Life

    The Life segment consists of insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

 Run-off

    The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

 Corporate & Other

    Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long-term care and workers compensation business reinsured through 100% quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, as well as businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are the significant items excluded from total revenues in calculating adjusted earnings:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are the significant items excluded from total expenses in calculating adjusted earnings:

  . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

  . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above are calculated net of the U.S statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviewed its approach periodically to ensure that it remained consistent with emerging industry practice standards.

   Beginning in 2018, the Company will allocate equity to the segments based on its new statutory capital oriented internal capital allocation model, which considers capital requirements and aligns with emerging standards and consistent risk principles.

   In 2017 and prior years, segment net investment income was credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss). Going forward, investment portfolios will be funded to support both liabilities and allocated surplus of each segment, requiring no allocated equity adjustments to net investment income. The impact to segment results is not expected to be material. Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and
(iii) cost estimates included in the Company's product pricing.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2017               Annuities     Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,230  $      (68)    $     (466)    $     (114)    $        582
Provision for income tax expense
 (benefit)..............................         323         (30)          (172)           338              459
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $      907  $      (38)    $     (294)    $     (452)             123
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (27)
Net derivative gains (losses)....................................................................        (1,468)
Other adjustments to net income..................................................................          (708)
Provision for income tax (expense) benefit.......................................................         1,197
                                                                                                  -------------
Net income (loss)................................................................................  $       (883)
                                                                                                  =============

Interest revenue........................  $    1,263  $      300     $    1,399     $      142
Interest expense........................  $       --  $       (4)    $       23     $       39

                                                                                    Corporate
Balance at December 31, 2017              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  149,920  $   13,044     $   36,719     $   12,362     $    212,045
Separate account assets.................  $  105,140  $    1,915     $    3,101     $       --     $    110,156
Separate account liabilities............  $  105,140  $    1,915     $    3,101     $       --     $    110,156

                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,494  $        6     $     (249)    $       23     $      1,274
Provision for income tax expense
 (benefit)..............................         441          --            (90)           (10)             341
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $    1,053  $        6     $     (159)    $       33              933
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (67)
Net derivative gains (losses)....................................................................        (5,770)
Other adjustments to net income..................................................................            98
Provision for income tax (expense) benefit.......................................................         2,031
                                                                                                  -------------
Net income (loss)................................................................................  $     (2,775)
                                                                                                  =============

Interest revenue........................  $    1,446  $      351     $    1,411     $      197
Interest expense........................  $       --  $       --     $       60     $       67

                                                                                    Corporate
Balance at December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  146,224  $   12,296     $   40,575     $   12,330     $    211,425
Separate account assets.................  $  100,209  $    1,671     $    3,466     $       --     $    105,346
Separate account liabilities............  $  100,209  $    1,671     $    3,466     $       --     $    105,346

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                             Operating Results
                                         --------------------------------------------------------
                                                                            Corporate
Year Ended December 31, 2015               Annuities      Life    Run-off  & Other          Total
---------------------------------------  ----------- ---------  --------- -----------  -----------
                                                               (In millions)
Pre-tax adjusted earnings...............  $    1,339  $    (56)   $  713   $    (77)    $    1,919
Provision for income tax expense
 (benefit)..............................         329       (21)      247        (43)           512
                                         ----------- ---------  --------- -----------  -----------
 Adjusted earnings......................  $    1,010  $    (35)   $  466   $    (34)         1,407
                                         =========== =========  ========= ===========  ===========
Adjustments for:
Net investment gains (losses).........................................................           5
Net derivative gains (losses).........................................................        (497)
Other adjustments to net income.......................................................        (262)
Provision for income tax (expense) benefit............................................         265
                                                                                       -----------
Net income (loss).....................................................................  $      918
                                                                                       ===========

Interest revenue........................  $    1,266  $    313    $1,551         $97
Interest expense........................  $       --  $     --    $   60         $69

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                         -------------------------------------
                                               2017         2016         2015
                                         -----------  -----------  -----------
                                                     (In millions)
Annuities...............................  $    3,721   $    4,423   $    4,665
Life....................................       1,036        1,036          881
Run-off.................................       2,148        2,313        2,366
Corporate & Other.......................         250          338          398
Adjustments.............................      (1,357)      (5,850)        (438)
                                         -----------  -----------  -----------
 Total..................................  $    5,798   $    2,260   $    7,872
                                         ===========  ===========  ===========

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                           -----------------------------------
                                                2017        2016        2015
                                           ----------- ----------- -----------
                                                      (In millions)
  Annuity products........................  $    2,729  $    3,411  $    3,701
  Life insurance products.................       1,587       1,552       1,529
  Other products..........................           4          23         133
                                           ----------- ----------- -----------
   Total..................................  $    4,320  $    4,986  $    5,363
                                           =========== =========== ===========

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

  . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

  . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

  . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                      December 31,
                                                -------------------------
                                                    2017         2016
                                                ------------ ------------
                                                      (In millions)
       Annuities...............................  $    34,143  $    32,793
       Life....................................        7,057        6,932
       Run-off.................................       26,770       24,887
       Corporate & Other.......................        7,534        7,431
                                                ------------ ------------
        Total..................................  $    75,504  $    72,043
                                                ============ ============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Future policy benefits are measured as follows:

Product Type:                    Measurement Assumptions:
---------------------------------------------------------------------------------------------------------------------------
Participating life insurance     Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                 (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                 (ii) the liability for terminal dividends.
---------------------------------------------------------------------------------------------------------------------------
Nonparticipating life insurance  Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
---------------------------------------------------------------------------------------------------------------------------
Individual and group             Present value of expected future payments. Interest rate assumptions used in establishing
fixed annuities after            such liabilities range from 2% to 8%.
annuitization
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    The net level premium method and assumptions as to future morbidity, withdrawals and
insurance active life reserves   interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    Present value of benefits method and experience assumptions as to claim terminations,
insurance claim reserves         expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% of the Company's life insurance in-force at both December 31, 2017 and 2016. Participating policies represented 38%, 42% and 39% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 7%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
------------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
------------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contract holder.
------------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contract holder a secondary guarantee.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                      Universal and
                                                         Variable
                                    Annuity Contracts Life Contracts
                                    ----------------  --------------
                                                        Secondary
                                     GMDBs    GMIBs     Guarantees     Total
                                    ------   ------   --------------  ------
                                                 (In millions)
     Direct
     Balance at January 1, 2015.... $  619   $1,535           $2,374  $4,528
     Incurred guaranteed benefits
      (1)..........................    248      337              413     998
     Paid guaranteed benefits......    (36)      --               --     (36)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    831    1,872            2,787   5,490
     Incurred guaranteed benefits..    335      334              753   1,422
     Paid guaranteed benefits......    (60)      --               --     (60)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,106    2,206            3,540   6,852
     Incurred guaranteed benefits..    367      344              692   1,403
     Paid guaranteed benefits......    (57)      --               --     (57)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,416   $2,550           $4,232  $8,198
                                    ======   ======   ==============  ======
     Net Ceded/(Assumed)
     Balance at January 1, 2015.... $  (21)  $  (26)          $  846  $  799
     Incurred guaranteed benefits
      (1)..........................     20       (2)             161     179
     Paid guaranteed benefits......    (33)      --               --     (33)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    (34)     (28)           1,007     945
     Incurred guaranteed benefits..     44        9               98     151
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..    (45)     (19)           1,105   1,041
     Incurred guaranteed benefits..     94      (28)            (159)    (93)
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $   (6)  $  (47)          $  946  $  893
                                    ======   ======   ==============  ======
     Net
     Balance at January 1, 2015.... $  640   $1,561           $1,528  $3,729
     Incurred guaranteed benefits
      (1)..........................    228      339              252     819
     Paid guaranteed benefits......     (3)      --               --      (3)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    865    1,900            1,780   4,545
     Incurred guaranteed benefits..    291      325              655   1,271
     Paid guaranteed benefits......     (5)      --               --      (5)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,151    2,225            2,435   5,811
     Incurred guaranteed benefits..    273      372              851   1,496
     Paid guaranteed benefits......     (2)      --               --      (2)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,422   $2,597           $3,286  $7,305
                                    ======   ======   ==============  ======

--------

(1) See Note 6.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                           December 31,
                               ----------------------------------------------------------------
                                              2017                              2016
                               ------------------------------     -----------------------------
                                    In the             At              In the            At
                                 Event of Death    Annuitization    Event of Death  Annuitization
                               ----------------  ---------------  ----------------  -------------
                                                      (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).......     $ 105,061        $  59,691         $ 106,590       $  61,340
Separate account value........     $ 100,043        $  58,511         $ 101,991       $  60,016
Net amount at risk............     $   5,200 (4)    $   2,330 (5)     $   6,763 (4)   $   3,116 (5)
Average attained age of
 contract holders.............      68 years         68 years          67 years        67 years

                                                      December 31,
                                                  ---------------------
                                                     2017       2016
                                                  ---------- ----------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
         Universal Life Contracts
         Total account value (3).................  $   6,244  $   6,216
         Net amount at risk (6)..................  $  75,304  $  76,216
         Average attained age of policyholders...   64 years   63 years

         Variable Life Contracts
         Total account value (3).................  $   1,021  $     960
         Net amount at risk (6)..................  $  13,848  $  14,757
         Average attained age of policyholders...   44 years   43 years

--------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                        -----------------
                                          2017     2016
                                        -------- --------
                                          (In millions)
                       Fund Groupings:
                         Balanced...... $ 54,729 $ 52,170
                         Equity........   43,685   41,152
                         Bond..........    6,082    6,086
                         Money Market..      605      703
                                        -------- --------
                           Total....... $105,101 $100,111
                                        ======== ========

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2017, 2016 and 2015, the Company issued $0, $1.4 billion and $13.0 billion, respectively, and repaid
$6 million, $3.4 billion and $14.4 billion, respectively, of such funding agreements. At December 31, 2017 and 2016, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $141 million and $127 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2017 and 2016 were $71 million and $75 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Information related to FHLB funding agreements was as follows at:

                                          December 31,
                                          -------------
                                          2017   2016
                                          -----  -----
                                          (In millions)
                          Liabilities....  $595   $645

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Traditional Life Insurance Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also annually reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2017     2016    2015
                                                        ------  -------  ------
                                                             (In millions)
DAC:
Balance at January 1,.................................. $5,667  $ 5,066  $5,097
Capitalizations........................................    256      330     399
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................    127    1,371     163
 Other expenses........................................   (958)  (1,076)   (690)
                                                        ------  -------  ------
   Total amortization..................................   (831)     295    (527)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................    (77)     (24)     97
                                                        ------  -------  ------
Balance at December 31,................................  5,015    5,667   5,066
                                                        ------  -------  ------
VOBA:
Balance at January 1,..................................    672      711     763
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................     (9)       2     (19)
 Other expenses........................................    (76)     (72)   (127)
                                                        ------  -------  ------
   Total amortization..................................    (85)     (70)   (146)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................     21       31      94
                                                        ------  -------  ------
Balance at December 31,................................    608      672     711
                                                        ------  -------  ------
Total DAC and VOBA:
Balance at December 31,................................ $5,623  $ 6,339  $5,777
                                                        ======  =======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                 December 31,
                                                 -------------
                                                  2017   2016
                                                 ------ ------
                                                 (In millions)
                  Annuities..................... $4,819 $4,820
                  Life..........................    671    787
                  Run-off.......................      5    584
                  Corporate & Other.............    128    148
                                                 ------ ------
                   Total........................ $5,623 $6,339
                                                 ====== ======

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2017     2016    2015
                                                       -----    -----   -----
                                                          (In millions)
    DSI:
    Balance at January 1,.............................  $432     $515    $566
    Capitalization....................................     2        3       3
    Amortization......................................   (12)     (83)    (72)
    Unrealized investment gains (losses)..............   (11)      (3)     18
                                                       -----    -----   -----
    Balance at December 31,...........................  $411     $432    $515
                                                       =====    =====   =====
    VODA:
    Balance at January 1,.............................  $120     $136    $155
    Amortization......................................   (15)     (16)    (19)
                                                       -----    -----   -----
    Balance at December 31,...........................  $105     $120    $136
                                                       =====    =====   =====
    Accumulated amortization..........................  $155     $140    $124
                                                       =====    =====   =====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                           VOBA   VODA
                                           ----   ----
                                           (In millions)
                           2018...........  $98    $14
                           2019...........  $84    $13
                           2020...........  $62    $12
                           2021...........  $53    $10
                           2022...........  $46    $ 9

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliates and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2017, the Company had $6.5 billion of reinsurance recoverables associated with our reinsured long-term care business. The reinsurer has established trust accounts for our benefit to secure their obligations under the reinsurance agreements.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.6 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2017 and 2016, respectively.

   At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.8 billion, or 86%, were with the Company's five largest ceded reinsurers, including $1.5 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2017      2016      2015
                                                                  --------  --------  --------
                                                                          (In millions)
Premiums
Direct premiums..................................................  $ 1,731   $ 2,226   $ 2,404
Reinsurance assumed..............................................       13        81       296
Reinsurance ceded................................................     (916)   (1,127)   (1,063)
                                                                  --------  --------  --------
 Net premiums....................................................  $   828   $ 1,180   $ 1,637
                                                                  ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees....  $ 3,653   $ 3,582   $ 3,722
Reinsurance assumed..............................................      103       126       139
Reinsurance ceded................................................     (600)     (611)     (568)
                                                                  --------  --------  --------
 Net universal life and investment-type product policy fees......  $ 3,156   $ 3,097   $ 3,293
                                                                  ========  ========  ========
Other revenues
Direct other revenues............................................  $   260   $   271   $   271
Reinsurance assumed..............................................       29        89         2
Reinsurance ceded................................................       47       349       160
                                                                  --------  --------  --------
 Net other revenues..............................................  $   336   $   709   $   433
                                                                  ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims..........................  $ 5,080   $ 6,101   $ 4,944
Reinsurance assumed..............................................       89       127       302
Reinsurance ceded................................................   (1,575)   (2,490)   (2,159)
                                                                  --------  --------  --------
 Net policyholder benefits and claims............................  $ 3,594   $ 3,738   $ 3,087
                                                                  ========  ========  ========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                  December 31,
                                 -------------------------------------------------------------------------------
                                                   2017                                    2016
                                 ---------------------------------------- --------------------------------------
                                                                  Total                                  Total
                                                                  Balance                                Balance
                                   Direct    Assumed     Ceded    Sheet     Direct   Assumed    Ceded    Sheet
                                 --------- ---------  --------- --------- --------- -------- --------- ---------
                                                                  (In millions)
Assets
Premiums, reinsurance and other
 receivables....................  $    367  $     43   $ 12,508  $ 12,918  $  1,161  $    23  $ 12,669  $ 13,853
Liabilities
Policyholder account balances...  $ 36,359  $    710   $     --  $ 37,069  $ 35,838  $   741  $     --  $ 36,579
Other policy-related balances...     1,037     1,683         --     2,720     1,035    1,677        --     2,712
Other liabilities...............     3,724        (6)       701     4,419     4,525       13       907     5,445

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $1.4 billion and $1.5 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on reinsurance were $198 million and $1 million at December 31, 2017 and 2016, respectively.

 Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, General American Life Insurance Company, MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), Delaware American Life Insurance Company and American Life Insurance Company, all of which were related parties at December 31, 2017.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                          Years Ended December 31,
                                                          -----------------------
                                                           2017     2016    2015
                                                          -----    -----   -----
                                                             (In millions)
  Premiums
  Reinsurance assumed.................................... $  13    $  35   $ 227
  Reinsurance ceded......................................  (537)    (766)   (687)
                                                          -----    -----   -----
   Net premiums.......................................... $(524)   $(731)  $(460)
                                                          =====    =====   =====
  Universal life and investment-type product policy fees
  Reinsurance assumed.................................... $ 103    $ 126   $ 139
  Reinsurance ceded......................................   (14)     (60)    (58)
                                                          -----    -----   -----
   Net universal life and investment-type product policy
     fees................................................ $  89    $  66   $  81
                                                          =====    =====   =====
  Other revenues
  Reinsurance assumed.................................... $  29    $  59   $   2
  Reinsurance ceded......................................    44      348     160
                                                          -----    -----   -----
   Net other revenues.................................... $  73    $ 407   $ 162
                                                          =====    =====   =====
  Policyholder benefits and claims
  Reinsurance assumed.................................... $  87    $  90   $ 252
  Reinsurance ceded......................................  (420)    (737)   (656)
                                                          -----    -----   -----
   Net policyholder benefits and claims.................. $(333)   $(647)  $(404)
                                                          =====    =====   =====

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                      December 31,
                                             ------------------------------
                                                  2017            2016
                                             --------------- --------------
                                             Assumed  Ceded  Assumed Ceded
                                             -------  ------ ------- ------
                                                     (In millions)
    Assets
    Premiums, reinsurance and other
     receivables............................  $   34  $3,254  $   23 $3,382
    Liabilities
    Policyholder account balances...........  $  436  $   --  $  741 $   --
    Other policy-related balances...........  $1,683  $   --  $1,677 $   --
    Other liabilities.......................  $   (8) $  401  $   11 $  578

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumed risks from NELICO and MLIC related to guaranteed minimum benefits written directly by the cedents. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $436 million and $741 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were $177 million, ($21) million and ($47) million for the years ended December 31, 2017, 2016 and 2015, respectively. In January 2017, MLIC recaptured these risks being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $2 million and $171 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($126) million, $46 million, and $54 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   In May 2017, the Company and BHNY recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of reinsurance termination.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.6 billion of unsecured related party reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $1.3 billion and $1.4 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on related party reinsurance were $198 million and $0 at December 31, 2017 and 2016, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector at:

                                    December 31, 2017                                  December 31, 2016
                     ------------------------------------------------ ---------------------------------------------------
                                     Gross Unrealized                                  Gross Unrealized
                                -------------------------                        ----------------------------
                      Cost or                       OTTI    Estimated  Cost or                         OTTI     Estimated
                      Amortized          Temporary Losses     Fair     Amortized            Temporary  Losses     Fair
                        Cost      Gains   Losses    (1)      Value       Cost       Gains    Losses     (1)      Value
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
                                                                (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......    $20,647  $1,822       $ 89    $--     $22,380    $20,663  $  1,287       $285     $--     $21,665
U.S. government and
 agency.............     14,185   1,844        116     --      15,913     11,872     1,281        237      --      12,916
RMBS................      7,588     283         57     (3)      7,817      7,876       203        139      --       7,940
Foreign corporate...      6,457     376         62     --       6,771      6,071       220        168      --       6,123
State and political
 subdivision........      3,573     532          6      1       4,098      3,520       376         38      --       3,858
CMBS................      3,259      48         17     (1)      3,291      3,687        40         32      (1)      3,696
ABS.................      1,779      19          2     --       1,796      2,600        11         13      --       2,598
Foreign government..      1,111     159          3     --       1,267      1,000       114         11      --       1,103
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
 Total fixed
   maturity
   securities.......    $58,599  $5,083       $352    $(3)    $63,333    $57,289  $  3,532       $923     $(1)    $59,899
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========
Equity securities
 (2)................    $   212  $   21       $  1    $--     $   232    $   280  $     29       $  9     $--     $   300
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are Structured Securities.

    The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $5 million with unrealized gains (losses) of ($2) million and less than $1 million at December 31, 2017 and 2016, respectively.

 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                        Due After Five
                                         Due After One      Years                                  Total Fixed
                           Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                           Year or Less   Five Years        Years          Years      Securities   Securities
                          ------------- -------------- --------------- -------------- ----------- ------------
                                                             (In millions)
Amortized cost...........        $1,833        $10,018         $11,131        $22,991     $12,626      $58,599
Estimated fair value.....        $1,838        $10,347         $11,458        $26,786     $12,904      $63,333

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                   December 31, 2017                              December 31, 2016
                     ----------------------------------------------- -------------------------------------------------
                                            Equal to or Greater than                       Equal to or Greater than 12
                      Less than 12 Months         12 Months           Less than 12 Months          Months
                     ---------------------- ------------------------ --------------------- ---------------------------
                      Estimated    Gross     Estimated     Gross      Estimated   Gross     Estimated       Gross
                        Fair     Unrealized    Fair      Unrealized     Fair    Unrealized    Fair        Unrealized
                       Value      Losses      Value       Losses       Value      Losses     Value         Losses
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
                                                       (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......  $   1,762   $    21    $   1,413    $    68     $   4,632   $   187   $     699        $    98
U.S. government and
 agency.............      4,764        36        1,573         80         4,396       237          --             --
RMBS................      2,308        13        1,292         41         3,457       107         818             32
Foreign corporate...        636         8          559         54         1,443        64         573            104
State and political
 subdivision........        171         3          106          4           887        35          29              3
CMBS................        603         6          335         10         1,553        26         171              5
ABS.................        165        --           75          2           450         5         461              8
Foreign government..        152         2           50          1           242        10           6              1
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
 Total fixed
   maturity
   securities.......  $  10,561   $    89    $   5,403    $   260     $  17,060   $   671   $   2,757        $   251
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Equity securities...  $      17   $    --    $      10    $     1     $      57   $     2   $      40        $     7
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Total number of
 securities in
 an unrealized loss
 position...........        914                    623                    1,711                   475
                     ==========             ==========               ==========            ==========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017.

      Gross unrealized losses on fixed maturity securities decreased
   $573 million during the year ended December 31, 2017 to $349 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

      At December 31, 2017, $5 million of the total $349 million of gross unrealized losses were from 10 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater, of which $2 million were from investment grade fixed maturity securities.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                         December 31,
                                                   --------------------------------------------------------
                                                               2017                         2016
                                                   ----------------------------  --------------------------
                                                      Carrying         % of         Carrying       % of
                                                       Value           Total         Value         Total
                                                   --------------  ------------  -------------  -----------
                                                                     (Dollars in millions)
Mortgage loans:
 Commercial.......................................  $       7,233          67.9%  $      6,497         69.9%
 Agricultural.....................................          2,200          20.7          1,830         19.7
 Residential......................................          1,138          10.7            867          9.3
                                                   --------------  ------------  -------------  -----------
   Subtotal (1)...................................         10,571          99.3          9,194         98.9
 Valuation allowances (2).........................            (46)         (0.4)           (40)        (0.4)
                                                   --------------  ------------  -------------  -----------
   Subtotal mortgage loans, net...................         10,525          98.9          9,154         98.5
 Commercial mortgage loans held by CSEs -- FVO....            115           1.1            136          1.5
                                                   --------------  ------------  -------------  -----------
      Total mortgage loans, net...................  $      10,640         100.0%  $      9,290        100.0%
                                                   ==============  ============  =============  ===========

(1) The Company purchases unaffiliated mortgage loans under a master participation agreement from a former affiliate, simultaneously with the former affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from the former affiliate during the years ended December 31, 2017, 2016 and 2015 were $1.2 billion, $2.4 billion and
    $2.0 billion, respectively. In connection with the mortgage loan participations, the former affiliate collected mortgage loan principal and interest payments on the Company's behalf and the former affiliate remitted such payments to the Company in the amount of $945 million, $1.6 billion and $1.0 billion during the years ended December 31, 2017, 2016 and 2015, respectively.

    Purchases of mortgage loans from third parties were $420 million and $619 million for the years ended December 31, 2017 and 2016, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans. Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs--FVO is presented in Note 9. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       ------------------------------------              % of      Fair         % of
                          > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value        Total
                       ---------- --------------- --------- -------- ---------  ----------- ---------
                                                    (Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,167            $293      $ 33   $6,493      89.7%      $6,654      90.0%
65% to 75%............        642              --        14      656       9.1          658       8.9
76% to 80%............         42              --         9       51       0.7           50       0.7
Greater than 80%......         --               9        24       33       0.5           30       0.4
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,851            $302      $ 80   $7,233     100.0%      $7,392     100.0%
                       ========== =============== ========= ======== =========  =========== =========
December 31, 2016
Loan-to-value ratios:
Less than 65%.........     $5,718            $230      $167   $6,115      94.1%      $6,197      94.3%
65% to 75%............        291              --        19      310       4.8          303       4.6
76% to 80%............         34              --        --       34       0.5           33       0.5
Greater than 80%......         24              14        --       38       0.6           37       0.6
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,067            $244      $186   $6,497     100.0%      $6,570     100.0%
                       ========== =============== ========= ======== =========  =========== =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                            ----------------------------------------------
                                     2017                    2016
                            ----------------------  ----------------------
                              Recorded     % of       Recorded     % of
                              Investment   Total      Investment   Total
                            ------------ ---------  ------------ ---------
                                         (Dollars in millions)
     Loan-to-value ratios:
     Less than 65%.........   $    2,039      92.7%   $    1,789      97.8%
     65% to 75%............          161       7.3            41       2.2
                            ------------ ---------  ------------ ---------
       Total...............   $    2,200     100.0%   $    1,830     100.0%
                            ============ =========  ============ =========

    The estimated fair value of agricultural mortgage loans was $2.2 billion and $1.9 billion at December 31, 2017 and 2016, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         --------------------------------------------------------------------
                                        2017                               2016
                         ---------------------------------  ---------------------------------
                         Recorded Investment   % of Total   Recorded Investment   % of Total
                         ------------------- -------------  ------------------- -------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............  $            1,106          97.2%   $            856           98.7%
Nonperforming...........                  32           2.8                  11            1.3
                         ------------------- -------------  ------------------- -------------
Total...................  $            1,138         100.0%   $            867          100.0%
                         =================== =============  =================== =============

    The estimated fair value of residential mortgage loans was $1.2 billion and $867 million at December 31, 2017 and 2016, respectively.

 Past Due, Nonaccrual and Modified Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
 December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2017 or 2016. The recorded investment of residential mortgage loans past due and in nonaccrual status was $32 million and $11 million at December 31, 2017 and 2016, respectively. During the years ended December 31, 2017 and 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values and loans to affiliates comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships and leveraged leases.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Leveraged Leases

    Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2017       2016
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 87
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        101
Unearned income................................................       (35)       (32)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 66       $ 69
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2017 and 2016, all leverage leases were performing.

    The deferred income tax liability related to leveraged leases was $43 million and $74 million at December 31, 2017 and 2016, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.0 billion and $4.7 billion at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ---------------------------
                                                               2017      2016      2015
                                                             --------  --------  -------
                                                                    (In millions)
Fixed maturity securities...................................  $ 4,722   $ 2,600   $2,283
Fixed maturity securities with noncredit OTTI losses
 included in AOCI...........................................        2         1      (23)
                                                             --------  --------  -------
 Total fixed maturity securities............................    4,724     2,601    2,260
Equity securities...........................................       39        32       54
Derivatives.................................................      231       397      370
Short-term investments......................................       --       (42)      --
Other.......................................................       (8)       59       79
                                                             --------  --------  -------
 Subtotal...................................................    4,986     3,047    2,763
                                                             --------  --------  -------
Amounts allocated from:
Future policy benefits......................................   (2,370)     (922)    (126)
DAC and VOBA related to noncredit OTTI losses recognized in
 AOCI.......................................................       (2)       (2)      (1)
DAC, VOBA and DSI...........................................     (260)     (193)    (198)
                                                             --------  --------  -------
 Subtotal...................................................   (2,632)   (1,117)    (325)
                                                             --------  --------  -------
Deferred income tax benefit (expense) related to noncredit
 OTTI losses recognized in AOCI.............................        1        --        9
Deferred income tax benefit (expense).......................     (495)     (653)    (827)
                                                             --------  --------  -------
   Net unrealized investment gains (losses).................  $ 1,860   $ 1,277   $1,620
                                                             ========  ========  =======

    The changes in net unrealized investment gains (losses) were as follows:

                                                                                                Years Ended December 31,
                                                                                         -------------------------------------
                                                                                               2017         2016         2015
                                                                                         -----------  -----------  -----------
                                                                                                     (In millions)
Balance at January 1,...................................................................  $    1,277   $    1,620   $    2,628
Fixed maturity securities on which noncredit OTTI losses have been recognized...........           1           24           15
Unrealized investment gains (losses) during the year....................................       1,938          260       (2,303)
Unrealized investment gains (losses) relating to:
  Future policy benefits................................................................      (1,448)        (796)         487
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI......................          --           (1)           1
  DAC, VOBA and DSI.....................................................................         (67)           5          208
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
   AOCI.................................................................................           1           (9)          (5)
  Deferred income tax benefit (expense).................................................         158          174          589
                                                                                         -----------  -----------  -----------
Balance at December 31,.................................................................  $    1,860   $    1,277   $    1,620
                                                                                         ===========  ===========  ===========
    Change in net unrealized investment gains (losses)..................................  $      583   $     (343)  $   (1,008)
                                                                                         ===========  ===========  ===========

 Concentrations of Credit Risk

    There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Securities Lending

   Elements of the securities lending program are presented below at:

                                                                        December 31,
                                                                       ---------------
                                                                        2017    2016
                                                                       ------- -------
                                                                        (In millions)
Securities on loan: (1)
 Amortized cost.......................................................  $3,085  $5,895
 Estimated fair value.................................................  $3,748  $6,555
Cash collateral received from counterparties (2)......................  $3,791  $6,642
Security collateral received from counterparties (3)..................  $   29  $   27
Reinvestment portfolio -- estimated fair value........................  $3,823  $6,571

--------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                             December 31, 2017                     December 31, 2016
                                                    -------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities          Remaining Tenor of Securities
                                                        Lending Agreements                     Lending Agreements
                                                    -----------------------------          -----------------------------
                                                                1 Month  1 to 6                        1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total   Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $1,626      $964   $1,201   $ 3,791    $2,129    $1,906   $1,743   $5,778
U.S. corporate.....................................        --        --       --        --        --       480       --      480
Agency RMBS........................................        --        --       --        --        --        --      274      274
Foreign corporate..................................        --        --       --        --        --        58       --       58
Foreign government.................................        --        --       --        --        --        52       --       52
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
  Total............................................    $1,626      $964   $1,201   $ 3,791    $2,129    $2,496   $2,017   $6,642
                                                    =========  ========  =======  ======== =========  ========  =======  =======

--------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $1.6 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, ABS, U.S. and foreign corporate securities, and non-agency RMBS) with 59% invested in agency RMBS, U.S. government and agency securities, cash equivalents, short-term investments or held in cash at December 31, 2017. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                               December 31,
                                                                       -----------------------------
                                                                              2017           2016
                                                                       -------------- --------------
                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)..................  $       8,259  $       7,644
Invested assets held in trust (reinsurance agreements) (2)............          2,634          9,054
Invested assets pledged as collateral (3).............................          3,199          3,548
                                                                       -------------- --------------
 Total invested assets on deposit, held in trust, and pledged as
   collateral.........................................................  $      14,092  $      20,246
                                                                       ============== ==============

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $34 million of the assets on deposit balance represents restricted cash at both December 31, 2017 and 2016.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $42 million and $15 million of the assets held in trust balance represents restricted cash at December 31, 2017 and 2016, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The Company's PCI fixed maturity securities were as follows at:

                                                                          December 31,
                                                                       -------------------
                                                                            2017      2016
                                                                       --------- ---------
                                                                          (In millions)
Outstanding principal and interest balance (1)........................    $1,237    $1,458
Carrying value (2)....................................................    $1,020    $1,113

--------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                                       Years Ended December 31,
                                                                       ------------------------
                                                                            2017         2016
                                                                       ---------    ---------
                                                                          (In millions)
Contractually required payments (including interest)..................        $3         $558
Cash flows expected to be collected (1)...............................        $3         $483
Fair value of investments acquired....................................        $2         $341

--------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                                         Years Ended December 31,
                                                                       ------------------------
                                                                            2017          2016
                                                                       -----------   -----------
                                                                             (In millions)
Accretable yield, January 1,..........................................  $      419    $      400
Investments purchased.................................................           1           142
Accretion recognized in earnings......................................         (67)          (66)
Disposals.............................................................         (10)           (8)
Reclassification (to) from nonaccretable difference...................          34           (49)
                                                                       -----------   -----------
Accretable yield, December 31,........................................  $      377    $      419
                                                                       ===========   ===========

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.2 billion at December 31, 2017. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2017. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2015. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $328.9 billion and $285.1 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled
$39.8 billion and $26.3 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $36.2 billion, $21.3 billion and $13.7 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

                                                           December 31,
                                                     -------------------------
                                                        2017         2016
                                                     ----------- -------------
                                                           (In millions)
  MRSC (collateral financing arrangement) (1).......  $       --  $      3,422
  CSEs: (2)
  Assets:
   Mortgage loans (commercial mortgage loans).......         115           136
   Accrued investment income........................           1             1
                                                     ----------- -------------
     Total assets...................................  $      116  $        137
                                                     =========== =============
  Liabilities:
   Long-term debt...................................  $       11  $         23
   Other liabilities................................          --             1
                                                     ----------- -------------
     Total liabilities..............................  $       11  $         24
                                                     =========== =============

--------
(1) In April 2017, these assets were liquidated and the proceeds were used to repay the MRSC collateral financing arrangement (see Note 3).

(2) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $86 million and $95 million at estimated fair value at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                  December 31,
                               ---------------------------------------------------
                                         2017                      2016
                               ------------------------- -------------------------
                                              Maximum                   Maximum
                                 Carrying    Exposure      Carrying    Exposure
                                  Amount    to Loss (1)     Amount    to Loss (1)
                               ------------ ------------ ------------ ------------
                                                  (In millions)
Fixed maturity securities AFS:
 Structured Securities (2)....  $    11,136  $    11,136  $    12,809  $    12,809
 U.S. and foreign corporate...          501          501          536          536
Other limited partnership
 interests....................        1,509        2,460        1,491        2,287
Real estate joint ventures....           24           27           17           22
Other investments (3).........           47           52           60           66
                               ------------ ------------ ------------ ------------
   Total......................  $    13,217  $    14,176  $    14,913  $    15,720
                               ============ ============ ============ ============

--------

(1) The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3) Other investments are comprised of other invested assets and non-redeemable preferred stock.

    As described in Note 14, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                        Years Ended December 31,
                                                                       --------------------------
                                                                           2017     2016     2015
                                                                       -------- -------- --------
                                                                             (In millions)
Investment income:
 Fixed maturity securities............................................   $2,347   $2,567   $2,398
 Equity securities....................................................       12       19       19
 Mortgage loans.......................................................      442      393      367
 Policy loans.........................................................       49       54       54
 Real estate and real estate joint ventures...........................       53       32      108
 Other limited partnership interests..................................      182      163      134
 Cash, cash equivalents and short-term investments....................       30       20        9
 Other................................................................       25       25       22
                                                                       -------- -------- --------
   Subtotal...........................................................    3,140    3,273    3,111
 Less: Investment expenses............................................      175      173      126
                                                                       -------- -------- --------
   Subtotal, net......................................................    2,965    3,100    2,985
 FVO CSEs -- interest income -- commercial mortgage loans.............        8       11       16
                                                                       -------- -------- --------
     Net investment income............................................   $2,973   $3,111   $3,001
                                                                       ======== ======== ========

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                            ----------------------------------------
                                                                                2017          2016          2015
                                                                            ------------  ------------  ------------
                                                                                          (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Industrial............................................................  $        --   $       (16)  $        (3)
     Consumer..............................................................           --            --            (8)
     Utility...............................................................           --            --            (6)
                                                                            ------------  ------------  ------------
   Total U.S. and foreign corporate securities.............................           --           (16)          (17)
   RMBS....................................................................           --            (6)          (14)
   State and political subdivision.........................................           (1)           --            --
                                                                            ------------  ------------  ------------
OTTI losses on fixed maturity securities recognized in earnings............           (1)          (22)          (31)
 Fixed maturity securities -- net gains (losses) on sales and disposals....          (25)          (28)          (60)
                                                                            ------------  ------------  ------------
   Total gains (losses) on fixed maturity securities.......................          (26)          (50)          (91)
                                                                            ------------  ------------  ------------
Total gains (losses) on equity securities:
OTTI losses on equity securities recognized in earnings....................           (4)           (2)           (3)
 Equity securities -- net gains (losses) on sales and disposals............           26            10            18
                                                                            ------------  ------------  ------------
   Total gains (losses) on equity securities...............................           22             8            15
                                                                            ------------  ------------  ------------
Mortgage loans.............................................................           (9)            5           (11)
Real estate and real estate joint ventures.................................            4           (34)           98
Other limited partnership interests........................................          (11)           (7)           (1)
Other......................................................................           (4)           11            (2)
                                                                            ------------  ------------  ------------
 Subtotal..................................................................          (24)          (67)            8
                                                                            ------------  ------------  ------------
FVO CSEs:
   Commercial mortgage loans...............................................           (3)           (2)           (7)
   Long-term debt -- related to commercial mortgage loans..................            1             1             4
Non-investment portfolio gains (losses)....................................           (1)            1            --
                                                                            ------------  ------------  ------------
     Subtotal..............................................................           (3)           --            (3)
                                                                            ------------  ------------  ------------
      Total net investment gains (losses)..................................  $       (27)  $       (67)  $         5
                                                                            ============  ============  ============

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                           Years Ended December 31,
                                    ----------------------------------------------------------------------
                                       2017        2016        2015        2017        2016        2015
                                    ----------  ----------  ----------  ----------  ----------  ----------
                                         Fixed Maturity Securities               Equity Securities
                                    ----------------------------------  ----------------------------------
                                                                 (In millions)
Proceeds...........................  $  11,974   $  39,210   $  32,085   $      68   $      48   $      80
                                    ==========  ==========  ==========  ==========  ==========  ==========
Gross investment gains.............  $      58   $     253   $     184   $      27   $      10   $      26
Gross investment losses............        (83)       (281)       (244)         (1)         --          (8)
OTTI losses........................         (1)        (22)        (31)         (4)         (2)         (3)
                                    ----------  ----------  ----------  ----------  ----------  ----------
 Net investment gains (losses).....  $     (26)  $     (50)  $     (91)  $      22   $       8   $      15
                                    ==========  ==========  ==========  ==========  ==========  ==========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                             Years Ended December 31,
                                                                                           -------------------------
                                                                                                2017          2016
                                                                                            ----------   ----------
                                                                                                (In millions)
Balance at January 1,.....................................................................  $      28     $      66
Additions:
 Additional impairments -- credit loss OTTI on securities previously impaired.............         --             5
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously impaired as credit
   loss OTTI..............................................................................        (28)          (42)
 Increase in cash flows -- accretion of previous credit loss OTTI.........................         --            (1)
                                                                                           ----------    ----------
Balance at December 31,...................................................................  $      --     $      28
                                                                                           ==========    ==========

Related Party Investment Transactions

   The Company previously transferred fixed maturity securities, mortgage loans, real estate and real estate joint ventures, to and from former affiliates, which were as follows:

                                                                                         Years Ended December 31,
                                                                                 ----------------------------------------
                                                                                      2017          2016         2015
                                                                                 -------------  ------------- -----------
                                                                                              (In millions)
Estimated fair value of invested assets transferred to former affiliates........  $        292   $      1,495  $      185
Amortized cost of invested assets transferred to former affiliates..............  $        294   $      1,400  $      169
Net investment gains (losses) recognized on transfers...........................  $         (2)  $         27  $       16
Change in additional paid-in-capital recognized on transfers....................  $         --   $         68  $       --
Estimated fair value of invested assets transferred from former affiliates......  $         --   $      5,582  $      928

   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate, which are included in the table above. See Note 6 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred investments and cash and cash equivalents which are included in the table above. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital, which is included in shareholder's equity (See Note 11) of $202 million in the first quarter of 2017.

   The Company had affiliated loans outstanding to wholly owned real estate subsidiaries of MLIC which were fully repaid in cash by December 2015. Net investment income and mortgage loan prepayment income earned from these affiliated loans was $39 million for the year ended December 31, 2015.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC ("MLIA"), a related party investment manager. The related investment administrative service charges were $93 million, $98 million, and $79 million for the years ended December 31, 2017, 2016 and 2015, respectively.

8. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                 December 31,
                                                      -------------------------------------------------------------------
                                                                    2017                              2016
                                                      --------------------------------- ---------------------------------
                                                                  Estimated Fair Value                 Estimated Fair Value
                                                                  ---------------------                ---------------------
                                                        Gross                             Gross
                                                       Notional                          Notional
                     Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount        Assets   Liabilities
                   ---------------------------------- ----------- --------- ----------- -----------    --------- -----------
                                                                                 (In millions)
Derivatives Designated as Hedging
 Instruments
Fair value hedges:
 Interest rate
   swaps..........           Interest rate...........  $      175  $     44   $     --   $      310     $     41   $     --
                                                      ----------- --------- ----------- -----------    --------- -----------
Cash flow hedges:
 Interest rate
   swaps..........           Interest rate...........          27         5         --           45            7         --
 Foreign currency            Foreign
   swaps..........            currency
                              exchange rate..........       1,762        86         75        1,420          186         10
                                                      ----------- --------- ----------- -----------    --------- -----------
   Subtotal.......................................          1,789        91         75        1,465          193         10
                                                      ----------- --------- ----------- -----------    --------- -----------
    Total qualifying hedges......................           1,964       135         75        1,775          234         10
                                                      ----------- --------- ----------- -----------    --------- -----------
Derivatives Not Designated or Not
 Qualifying as Hedging Instruments
Interest rate
 swaps............           Interest rate...........      20,213       922        774       28,175        1,928      1,688
Interest rate
 floors...........           Interest rate...........          --        --         --        2,100            5          2
Interest rate
  caps............           Interest rate...........       2,671         7         --       12,042           25         --
Interest rate
 futures..........           Interest rate...........         282         1         --        1,288            9         --
Interest rate
 options..........           Interest rate...........      24,600       133         63       15,520          136         --
Interest rate
 total return
 swaps............           Interest rate...........          --        --         --        3,876           --        611
Foreign currency             Foreign
 swaps............            currency
                              exchange rate..........       1,103        69         41        1,250          153          4
Foreign currency             Foreign
 forwards.........            currency
                              exchange rate..........         130        --          2          158            9         --
Credit default
 swaps --
 purchased........           Credit..................          65        --          1           34           --         --
Credit default
 swaps --
  written.........           Credit..................       1,878        40         --        1,891           28         --
Equity futures....           Equity market...........       2,713        15         --        8,037           38         --
Equity index
 options..........           Equity market...........      47,066       794      1,664       37,501          897        934
Equity variance
 swaps............           Equity market...........       8,998       128        430       14,894          140        517
Equity total
 return swaps.....           Equity market...........       1,767        --         79        2,855            1        117
                                                      ----------- ---------  ---------  -----------    ---------  ---------
    Total non-designated or
     nonqualifying derivatives...................         111,486     2,109      3,054      129,621        3,369      3,873
                                                      ----------- ---------  ---------  -----------    ---------  ---------
       Total..................................         $  113,450  $  2,244   $  3,129   $  131,396     $  3,603   $  3,883
                                                      =========== ========= =========== ===========    ========= ===========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                                        Years Ended December 31,
                                                                  -----------------------------------
                                                                     2017        2016         2015
                                                                  ----------- ----------- -----------
                                                                             (In millions)
Qualifying hedges:
 Net investment income...........................................  $       21  $       19  $       11
 Interest credited to policyholder account balances..............          --          --          (2)
Nonqualifying hedges:
 Net derivative gains (losses)...................................         314         460         361
 Policyholder benefits and claims................................           8          16          14
                                                                  ----------- ----------- -----------
   Total.........................................................  $      343  $      495  $      384
                                                                  =========== =========== ===========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                            Year Ended December 31, 2017
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                               Amount of
                                                              Gains       Recognized      Net                       Gains
                                                            (Losses)          for      Investment  Policyholder   (Losses)
                                                         Recognized for     Hedged       Income    Benefits and   deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)     in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                    (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $          2    $      (2)   $     --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               2           (2)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................              --           --           6            --           1
    Foreign currency exchange rate derivatives..........               8           (9)         --            --        (153)
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               8           (9)          6            --        (152)
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................            (325)          --          --             8          --
    Foreign currency exchange rate derivatives..........             (98)         (32)         --            --          --
    Credit derivatives..................................              21           --          --            --          --
    Equity derivatives..................................          (2,584)          --          (1)         (341)         --
    Embedded derivatives................................           1,237           --          --           (16)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................          (1,749)         (32)         (1)         (349)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................    $     (1,739)   $     (43)   $      5     $    (349)  $    (152)
                                                         ===============  ===========  ==========  ============  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)



                                                                           Year Ended December 31, 2016
                                                         ----------------------------------------------------------------
                                                                             Net
                                                                         Derivatives
                                                               Net          Gains
                                                           Derivative     (Losses)                             Amount of
                                                              Gains      Recognized      Net                     Gains
                                                            (Losses)         for      Investment  Policyholder (Losses)
                                                         Recognized for    Hedged       Income    Benefits and deferred
                                                         Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                         --------------- -----------  ----------  ------------ ----------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $        1     $      (1)  $      --    $     --    $      --
                                                         --------------- -----------  ----------  ------------ ----------
     Total fair value hedges............................             1            (1)         --          --           --
                                                         --------------- -----------  ----------  ------------ ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................            35            --           5          --           28
    Foreign currency exchange rate derivatives..........             3            (2)         --          --           42
                                                         --------------- -----------  ----------  ------------ ----------
     Total cash flow hedges.............................            38            (2)          5          --           70
                                                         --------------- -----------  ----------  ------------ ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................        (2,873)           --          --          (4)          --
    Foreign currency exchange rate derivatives..........            76           (14)         --          --           --
    Credit derivatives..................................            10            --          --          --           --
    Equity derivatives..................................        (1,724)           --          (6)       (320)          --
    Embedded derivatives................................        (1,741)           --          --          (4)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total non-qualifying hedges......................        (6,252)          (14)         (6)       (328)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total............................................    $   (6,213)    $     (17)  $      (1)   $   (328)   $      70
                                                         =============== ===========  ==========  ============ ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                            Year Ended December 31, 2015
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                              Amount of
                                                              Gains       Recognized      Net                      Gains
                                                            (Losses)          for      Investment  Policyholder  (Losses)
                                                         Recognized for     Hedged       Income    Benefits and  deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)    in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                   (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................      $        3    $      (1)  $      --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               3           (1)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................               3           --           3            --          16
    Foreign currency exchange rate derivatives..........              --            1          --            --          79
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               3            1           3            --          95
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................             (67)          --          --             5          --
    Foreign currency exchange rate derivatives..........              44           (7)         --            --          --
    Credit derivatives..................................             (14)          --          --            --          --
    Equity derivatives..................................            (476)          --          (4)          (25)         --
    Embedded derivatives................................            (344)          --          --            21          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................            (857)          (7)         (4)            1          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................      $     (851)   $      (7)  $      (1)    $       1   $      95
                                                         ===============  ===========  ==========  ============  ==========

--------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges. Ineffective portion of the gains (losses) recognized in income is not significant.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $9 million, $1 million and $3 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years and three years, respectively.

   At December 31, 2017 and 2016, the balance in AOCI associated with cash flow hedges was $231 million and $397 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                            December 31,
                                          --------------------------------------------------------------------------------
                                                           2017                                     2016
                                          --------------------------------------- ----------------------------------------
                                                        Maximum                                  Maximum
                                          Estimated      Amount                   Estimated      Amount
                                          Fair Value   of Future      Weighted    Fair Value    of Future      Weighted
                                          of Credit  Payments under    Average    of Credit   Payments under    Average
 Rating Agency Designation of Referenced   Default   Credit Default   Years to     Default   Credit Default    Years to
 Credit Obligations (1)                     Swaps        Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------------------  ---------- -------------- ------------- ---------- --------------- -------------
                                                                       (Dollars in millions)
                Aaa/Aa/A.................  $      12  $        558            2.8  $       9             478           3.6
                Baa......................         28         1,295            4.7         19           1,393           4.4
                Ba.......................         --            25            4.5         --              20           2.7
                                          ---------- -------------                ---------- ---------------
                 Total...................  $      40  $      1,878            4.1  $      28  $        1,891           4.2
                                          ========== =============                ========== ===============

---------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swap referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                   December 31,
                                                                                 -----------------------------------------------
                                                                                          2017                     2016
                                                                                 ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement      Assets    Liabilities    Assets    Liabilities
-------------------------------------------------------------------------------  --------  ------------  ---------  ------------
                                                                                                  (In millions)
 Gross estimated fair value of derivatives:
 OTC-bilateral (1)..............................................................  $ 2,222       $ 3,080   $  3,394       $ 2,929
 OTC-cleared and Exchange-traded (1) (6)........................................       69            40        313           905
                                                                                 --------  ------------  ---------  ------------
 Total gross estimated fair value of derivatives (1)............................    2,291         3,120      3,707         3,834
 Amounts offset on the consolidated balance sheets..............................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Estimated fair value of derivatives presented on the consolidated balance
  sheets (1) (6)................................................................    2,291         3,120      3,707         3,834
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
 OTC-bilateral..................................................................   (1,942)       (1,942)    (2,231)       (2,231)
 OTC-cleared and Exchange-traded................................................       (1)           (1)      (165)         (165)
 Cash collateral: (3), (4)
 OTC-bilateral..................................................................     (247)           --       (634)           --
 OTC-cleared and Exchange-traded................................................      (27)          (39)       (91)         (740)
 Securities collateral: (5)
 OTC-bilateral..................................................................      (31)       (1,138)      (429)         (698)
 OTC-cleared and Exchange-traded................................................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Net amount after application of master netting agreements and collateral.......  $    43       $    --   $    157       $    --
                                                                                 ========  ============  =========  ============

--------

(1) At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $47 million and $104 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($9) million and ($49) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $93 million and $3 million, respectively, and provided excess cash collateral of $5 million and $25 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $337 million and $135 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $471 million and $108 million, respectively, for its OTC-bilateral derivatives, $426 million and $630 million, respectively, for its OTC-cleared derivatives, and $118 million and $453 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2017           2016
                                                                                           --------------- -------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $        1,138  $        698
Estimated Fair Value of Collateral Provided:
 Fixed maturity securities................................................................  $        1,414  $        777

--------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; assumed reinsurance on fixed deferred annuities; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                      --------------------
                                                                  Balance Sheet Location                 2017       2016
                                                       ---------------------------------------------  ---------  ---------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables...  $    227   $    409
  Options embedded in debt or equity securities....... Investments...................................       (52)       (49)
                                                                                                      ---------  ---------
   Embedded derivatives within asset host contracts...............................................     $    175   $    360
                                                                                                      =========  =========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances.................  $  1,122   $  2,237
  Assumed reinsurance on fixed deferred annuities..... Policyholder account balances.................         1         --
  Assumed guaranteed minimum benefits................. Policyholder account balances.................       437        741
  Fixed annuities with equity indexed returns......... Policyholder account balances.................       674        192
                                                                                                      ---------  ---------
   Embedded derivatives within liability host contracts...........................................     $  2,234   $  3,170
                                                                                                      =========  =========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                   Years Ended December 31,
                                           -----------------------------------------
                                               2017           2016           2015
                                           -----------  -------------- -------------
                                                         (In millions)
Net derivative gains (losses) (1), (2)....  $    1,237   $    (1,741)   $      (344)
Policyholder benefits and claims..........  $      (16)  $        (4)   $         21

--------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $337 million, $244 million and $26 million for the years ended December 31, 2017, 2016 and 2015, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                    December 31, 2017
                                ----------------------------------------------------------
                                          Fair Value Hierarchy
                                -----------------------------------------
                                                                           Total Estimated
                                     Level 1       Level 2       Level 3     Fair Value
                                ------------- ------------- ------------- ----------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     21,491  $        889   $     22,380
 U.S. government and agency....         8,002         7,911            --         15,913
 RMBS..........................            --         6,836           981          7,817
 Foreign corporate.............            --         5,723         1,048          6,771
 State and political
   subdivision.................            --         4,098            --          4,098
 CMBS..........................            --         3,155           136          3,291
 ABS...........................            --         1,691           105          1,796
 Foreign government............            --         1,262             5          1,267
                                ------------- ------------- ------------- ----------------
   Total fixed maturity
    securities.................         8,002        52,167         3,164         63,333
                                ------------- ------------- ------------- ----------------
Equity securities..............            18            90           124            232
Short-term investments.........           135           120            14            269
Commercial mortgage loans
 held by CSEs -- FVO...........            --           115            --            115
Derivative assets: (1)
 Interest rate.................             1         1,111            --          1,112
 Foreign currency exchange
   rate........................            --           155            --            155
 Credit........................            --            30            10             40
 Equity market.................            15           773           149            937
                                ------------- ------------- ------------- ----------------
   Total derivative assets.....            16         2,069           159          2,244
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 asset host contracts (2)......            --            --           227            227
Separate account assets........           410       109,741             5        110,156
                                ------------- ------------- ------------- ----------------
       Total assets............  $      8,581  $    164,302  $      3,693   $    176,576
                                ============= ============= ============= ================
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $        837  $         --   $        837
 Foreign currency exchange
   rate........................            --           117             1            118
 Credit........................            --             1            --              1
 Equity market.................            --         1,736           437          2,173
                                ------------- ------------- ------------- ----------------
   Total derivative
    liabilities................            --         2,691           438          3,129
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 liability host contracts (2)..            --            --         2,234          2,234
Long-term debt of CSEs -- FVO..            --            11            --             11
                                ------------- ------------- ------------- ----------------
       Total liabilities.......  $         --  $      2,702  $      2,672   $      5,374
                                ============= ============= ============= ================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                    December 31, 2016
                                ---------------------------------------------------------
                                          Fair Value Hierarchy
                                ----------------------------------------- Total Estimated
                                   Level 1       Level 2       Level 3      Fair Value
                                ------------- ------------- ------------- ---------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     20,221  $      1,444   $     21,665
 U.S. government and agency....         6,110         6,806            --         12,916
 RMBS..........................            --         6,627         1,313          7,940
 Foreign corporate.............            --         5,257           866          6,123
 State and political
   subdivision.................            --         3,841            17          3,858
 CMBS..........................            --         3,529           167          3,696
 ABS...........................            --         2,383           215          2,598
 Foreign government............            --         1,103            --          1,103
                                ------------- ------------- ------------- ---------------
   Total fixed maturity
    securities.................         6,110        49,767         4,022         59,899
                                ------------- ------------- ------------- ---------------
Equity securities..............            39           124           137            300
Short-term investments.........           702           568             2          1,272
Commercial mortgage loans
 held by CSEs -- FVO...........            --           136            --            136
Derivative assets: (1)
 Interest rate.................             9         2,142            --          2,151
 Foreign currency exchange
   rate........................            --           348            --            348
 Credit........................            --            20             8             28
 Equity market.................            37           860           179          1,076
                                ------------- ------------- ------------- ---------------
   Total derivative assets.....            46         3,370           187          3,603
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 asset host contracts (2)......            --            --           409            409
Separate account assets........           720       104,616            10        105,346
                                ------------- ------------- ------------- ---------------
       Total assets............  $      7,617  $    158,581  $      4,767   $    170,965
                                ============= ============= ============= ===============
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $      1,690  $        611   $      2,301
 Foreign currency exchange
   rate........................            --            14            --             14
 Equity market.................            --         1,038           530          1,568
                                ------------- ------------- ------------- ---------------
   Total derivative
    liabilities................            --         2,742         1,141          3,883
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 liability host contracts (2)..            --            --         3,170          3,170
Long-term debt of CSEs -- FVO..            --            23            --             23
                                ------------- ------------- ------------- ---------------
       Total liabilities.......  $         --  $      2,765  $      4,311   $      7,076
                                ============= ============= ============= ===============

--------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2017 and 2016, debt and equity securities also included embedded derivatives of ($52) million and ($49) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by MLIA. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. MLIA performs several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments. Fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

      MLIA also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, MLIA will use the last available price.

      The Company reviews outputs of MLIA's controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2017.

 Determination of Fair Value

   Fixed maturities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

      Equity securities, short-term investments, commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs - FVO

      The fair value for actively traded equity and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs -
   FVO: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Embedded Derivatives

      Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for Brighthouse Financial, Inc.'s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to Brighthouse Financial, Inc.'s overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

      The Company recaptured from a former affiliate the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these recaptured risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

      The Company ceded to a former affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to a former affiliate, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

      The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2017 and 2016, transfers between Levels 1 and 2 were not significant.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                   December 31, 2017             December 31, 2016
                                              ---------------------------   ---------------------------
                                                                                                              Impact of
                             Significant                                                                   Increase in Input
               Valuation     Unobservable                        Weighted                      Weighted      on Estimated
              Techniques        Inputs            Range         Average (1)     Range         Average (1)   Fair Value (2)
             ------------  -----------------  -------------    ------------ -------------    ------------ ------------------
Fixed
 maturity
 securities
 (3)
U.S.
 corporate
 and
 foreign     . Matrix      . Offered
 corporate..   pricing       quotes (4)         93   -    142      110        18   -    138      104          Increase
             . Market      . Quoted
               pricing       prices (4)         --   -    443      76         13   -    700      99           Increase
             . Consensus   . Offered
               pricing       quotes (4)                                       37   -    109      85           Increase
             ---------------------------------------------------------------------------------------------------------------
RMBS........ . Market      . Quoted
               pricing       prices (4)         3    -    107      94         38   -    111      91           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
ABS......... . Market      . Quoted
               pricing       prices (4)        100   -    104      101        94   -    106      100          Increase (5)
             . Consensus   . Offered
               pricing       quotes (4)        100   -    100      100        98   -    100      99           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
Derivatives
Interest     . Present     . Repurchase         --   -    --                 (44)       18                    Decrease (6)
 rate.......   value         rates (7)
               techniques
             ---------------------------------------------------------------------------------------------------------------
Credit...... . Present     . Credit             --   -    --                  97   -    98                    Decrease (6)
               value         spreads (8)
               techniques
             . Consensus   . Offered
               pricing       quotes (9)
             ---------------------------------------------------------------------------------------------------------------
Equity       . Present     . Volatility (10)   11%   -    31%                14%   -    32%                   Increase (6)
 market.....   value
               techniques
               or option
               pricing
               models
                           . Correlation
                             (11)              10%   -    30%                40%   -    40%
             ---------------------------------------------------------------------------------------------------------------
Embedded
 derivatives
Direct,
 assumed
 and ceded
 guaranteed  . Option
 minimum       pricing     . Mortality
 benefits...   techniques    rates:
                             Ages 0 - 40        0%   -   0.09%                0%   -   0.09%                  Decrease (12)
                             Ages 41 -60      0.04%  -   0.65%              0.04%  -   0.65%                  Decrease (12)
                             Ages 61 - 115    0.26%  -   100%               0.26%  -   100%                   Decrease (12)
                           . Lapse rates:
                             Durations
                             1 - 10           0.25%  -   100%               0.25%  -   100%                   Decrease (13)
                             Durations
                             11 -20             2%   -   100%                 2%   -   100%                   Decrease (13)
                             Durations
                             21 - 116           2%   -   100%                 2%   -   100%                   Decrease (13)
                           . Utilization
                             rates              0%   -    25%                 0%   -    25%                   Increase (14)
                           . Withdrawal
                             rates            0.25%  -    10%               0.25%  -    10%                       (15)
                           . Long-term
                             equity
                             volatilities     17.40% -    25%               17.40% -    25%                   Increase (16)
                           . Nonperformance
                             risk spread      0.64%  -   1.43%              0.04%  -   0.57%                  Decrease (17)

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(6) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(7) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(8) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9) At December 31, 2017 and 2016, independent non-binding broker quotations were used in the determination of 1% and 3% of the total net derivative estimated fair value, respectively.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                               Fixed Maturity Securities
                                                ------------------------------------------------------------------------
                                                                                        State and
                                                                      Structured        Political          Foreign
                                                Corporate (1)         Securities        Subdivision       Government
-                                               -------------         -------------    ------------      -----------
                                                                     (In millions)
Balance, January 1, 2016.......................  $      2,410        $      1,996       $        13       $       27
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........           (11)                 30                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           (24)                 21                --               --
Purchases (7)..................................           584                 600                --               --
Sales (7)......................................          (443)               (598)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           119                  12                 9               --
Transfers out of Level 3 (8)...................          (325)               (366)               (5)             (27)
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2016.....................  $      2,310        $      1,695       $        17       $       --
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........            (3)                 28                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           127                  52                --               --
Purchases (7)..................................           442                 106                --                5
Sales (7)......................................          (222)               (526)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           178                  11                --               --
Transfers out of Level 3 (8)...................          (895)               (144)              (17)              --
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2017.....................  $      1,937        $      1,222       $        --       $        5
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $         11        $         21       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $          2        $         28       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $          1        $         23       $        --       $       --
                                                =============       =============      ============      ===========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $         16        $         21       $        --       $       --
Total realized/unrealized gains (losses)
 included in AOCI..............................  $       (120)       $        (14)      $        --       $       (2)

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                                                                               Separate
                                                   Equity      Short Term         Net         Net Embedded     Account
                                                 Securities    Investments  Derivatives (2)  Derivatives (3)  Assets (4)
                                                 -----------   -----------  ---------------  ---------------  ----------
                                                                           (In millions)
Balance, January 1, 2016.......................  $       97     $      47     $      (232)    $        (442)   $    146
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          --            --            (703)           (1,760)         --
Total realized/unrealized gains (losses)
 included in AOCI..............................         (11)           --               4                --          --
Purchases (7)..................................          --             3              10                --           2
Sales (7)......................................         (26)           (1)             --                --        (134)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             (33)             (559)         --
Transfers into Level 3 (8).....................         131            --              --                --          --
Transfers out of Level 3 (8)...................         (54)          (47)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2016.....................  $      137     $       2     $      (954)    $      (2,761)   $     10
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          (3)           --              92             1,233          --
Total realized/unrealized gains (losses)
 included in AOCI..............................          --            --              --                --          --
Purchases (7)..................................           3            14               4                --           2
Sales (7)......................................         (13)           (1)             --                --          (4)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             579              (479)         (1)
Transfers into Level 3 (8).....................          --            --              --                --           2
Transfers out of Level 3 (8)...................          --            (1)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2017.....................  $      124     $      14     $      (279)    $      (2,007)   $      5
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $       --     $      --     $       (64)    $        (310)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $       --     $      --     $      (687)    $      (1,772)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $       --     $      --     $       (52)    $       1,300    $     --
                                                ===========    ===========  ===============  ===============  ==========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $       11     $      --     $       (74)    $        (303)   $     (6)
Total realized/unrealized gains (losses)
 included in AOCI..............................  $      (10)    $      --     $         2     $          --    $     --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                    December 31,
                                                                             ---------------------------
                                                                                 2017          2016
                                                                             ------------- -------------
                                                                                    (In millions)
Assets (1)
Unpaid principal balance....................................................  $         70  $         88
Difference between estimated fair value and unpaid principal balance........            45            48
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $        115  $        136
                                                                             ============= =============
Liabilities (1)
Contractual principal balance...............................................  $         10  $         22
Difference between estimated fair value and contractual principal balance...             1             1
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $         11  $         23
                                                                             ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                             December 31, 2017
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $      10,525  $        --  $        --  $      10,768  $      10,768
Policy loans......................................  $       1,106  $        --  $       746  $         439  $       1,185
Real estate joint ventures........................  $           5  $        --  $        --  $          22  $          22
Other limited partnership interests...............  $          36  $        --  $        --  $          28  $          28
Loans to MetLife, Inc.............................  $          --  $        --  $        --  $          --  $          --
Premiums, reinsurance and other receivables.......  $       1,556  $        --  $       126  $       1,783  $       1,909
Liabilities
Policyholder account balances.....................  $      15,626  $        --  $        --  $      15,760  $      15,760
Long-term debt....................................  $          35  $        --  $        42  $          --  $          42
Other liabilities.................................  $         459  $        --  $        93  $         368  $         461
Separate account liabilities......................  $       1,206  $        --  $     1,206  $          --  $       1,206

                                                                             December 31, 2016
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $       9,154  $        --  $        --  $       9,298  $       9,298
Policy loans......................................  $       1,093  $        --  $       746  $         431  $       1,177
Real estate joint ventures........................  $          12  $        --  $        --  $          44  $          44
Other limited partnership interests...............  $          44  $        --  $        --  $          42  $          42
Loans to MetLife, Inc.............................  $       1,100  $        --  $     1,090  $          --  $       1,090
Premiums, reinsurance and other receivables.......  $       2,363  $        --  $       834  $       1,981  $       2,815
Liabilities
Policyholder account balances.....................  $      16,043  $        --  $        --  $      17,259  $      17,259
Long-term debt....................................  $       1,881  $        --  $     2,117  $          --  $       2,117
Other liabilities.................................  $         256  $        --  $        90  $         166  $         256
Separate account liabilities......................  $       1,110  $        --  $     1,110  $          --  $       1,110

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Loans to MetLife, Inc.

    The estimated fair value of loans to MetLife, Inc. is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on discounted cash flow methodologies that use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, deposits payable and derivatives payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                December 31,
                                                          ------------------------
                                 Interest Rate   Maturity     2017        2016
                               --------------- ---------- ------------ -----------
                                                               (In millions)
Surplus note -- affiliated
 with MetLife, Inc. (1).......      8.595%        2038     $        --  $      744
Surplus note -- affiliated
 with MetLife, Inc............      5.130%        2032              --         750
Surplus note -- affiliated
 with MetLife, Inc............      6.000%        2033              --         350
Long-term debt --
 unaffiliated (2).............      7.028%        2030              35          37
                                                          ------------ -----------
 Total long-term debt (3)...............................   $        35  $    1,881
                                                          ============ ===========

----------

(1) Includes $6 million of unamortized debt issuance costs at December 31, 2016.

(2) Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

(3) Excludes $11 million and $23 million of long-term debt related to CSEs at December 31, 2017 and 2016, respectively. See Note 7 for more information regarding CSEs.

   The aggregate maturities of long-term debt at December 31, 2017 were $2 million in each of 2018, 2019, 2020, 2021 and 2022 and $26 million thereafter.

   Interest expense related to long-term debt of $58 million, $128 million and $128 million for the years ended December 31, 2017, 2016 and 2015, respectively, is included in other expenses.

Surplus Notes

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in-capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


Committed Facilities and Reinsurance Financing Arrangement

   The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities.

   In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial, Inc. became a part of Brighthouse Financial, Inc. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial, Inc.'s access to MetLife Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated committed facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MetLife Reinsurance Company of Vermont ("MRV Cell").

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized fees of $19 million, $55 million and $61 million, respectively, in other expenses associated with these committed facilities.

   On April 28, 2017, BRCD entered into a new $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each have a term of 20 years. At December 31, 2017, there were no drawdowns on this facility and there was $8.3 billion of funding available under this arrangement. Fees associated with this financing arrangement were not significant.

11. Equity

Capital Transactions

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3 for additional information regarding the Contribution Transactions. During the years ended December 31, 2016 and 2015, the Company recognized non-cash returns of capital to MetLife, Inc. of $26 million and $50 million, respectively.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10 for additional information regarding the surplus notes.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was triggered prior to the Separation and MetLife, Inc. is responsible for this obligation through a Tax Separation Agreement. See Note 13 for additional information regarding the tax charge.

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings, LLC.

   During the years ended December 31, 2016 and 2015, the Company received cash capital contributions of $1.6 billion and $21 million, respectively and recognized non-cash capital contributions of $69 million and $181 million, respectively, from MetLife, Inc.

   In December 2015 and 2014, the Company accrued capital contributions from MetLife, Inc. of $120 million and $385 million, respectively, in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis. Brighthouse Life Insurance Company and BHNY have no material state prescribed accounting practices.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                              Years Ended December 31,
                                                   ----------------------------------------------
 Company                         State of Domicile      2017           2016             2015
-----------------------------  ------------------- -------------  --------------  ---------------
                                                                    (In millions)
 Brighthouse Life Insurance
 Company......................      Delaware         $      (425)   $      1,186    $      (1,022)
 Brighthouse Life Insurance
 Company of NY................      New York         $        22    $        (87)   $          17

   Statutory capital and surplus was as follows at:

                                                 December 31,
                                         -----------------------------
           Company                            2017           2016
          -----------------------------  -------------- --------------
                                                 (In millions)
           Brighthouse Life Insurance
           Company......................   $      5,594   $      4,374
           Brighthouse Life Insurance
           Company of NY................   $        294   $        196

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.3 billion for the year ended December 31, 2017. BRCD's RBC would have triggered a regulatory event without the use of the state prescribed practice.

   Prior to the formation of BRCD and related merger, the legacy MetLife captive reinsurance subsidiaries included in the statutory merger and formation of BRCD had certain state prescribed accounting practices. A protected designated cell of MetLife Reinsurance Company of Vermont's ("MRV Cell"), with the explicit permission of the Commissioner of Insurance of the State of Vermont, included, as admitted assets, the value of letters of credit serving as collateral for reinsurance credit taken by various affiliated cedants, in connection with reinsurance agreements entered into between MRV Cell and the various affiliated cedants, which resulted in higher statutory capital and surplus of $3.0 billion for the year ended December 31, 2016. MRV Cell's RBC would have triggered a regulatory event without the use of the state prescribed practice. MetLife Reinsurance Company of Delaware ("MRD"), with the explicit permission of the Delaware Commissioner, previously included, as admitted assets, the value of letters of credit issued to MRD, serving as collateral, which resulted in higher statutory capital and surplus of $260 million

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

for the year ended December 31, 2016. MRD's RBC would not have triggered a regulatory event without the use of the state prescribed practice.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.6) billion, ($363) million and ($372) million for the years ended December 2017, 2016 and 2015, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $972 million and $2.6 billion at December 31, 2017 and 2016, respectively.

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                      2018                2017            2016
                               -------------------  ---------------- ---------------
                                 Permitted Without
 Company                           Approval (1)         Paid (2)        Paid (2)
-----------------------------  -------------------  ---------------- ---------------
                                                  (In millions)
 Brighthouse Life Insurance
 Company......................  $             84     $            --  $          261
 Brighthouse Life Insurance
 Company of NY................  $             21     $            --  $           --

----------

(1) Reflects dividend amounts that may be paid during 2018 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2018, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                           Unrealized                              Foreign
                        Investment Gains      Unrealized Gains    Currency
                        (Losses), Net of        (Losses) on      Translation
                        Related Offsets (1)      Derivatives      Adjustments       Total
                      ---------------------  -----------------  -------------  -----------
                                                  (In millions)
Balance at
 January 1,
 2015................       $         2,445      $         183    $        (6)  $    2,622
OCI before
 reclassifications...                (1,759)                95            (29)      (1,693)
Deferred
 income tax
 benefit
 (expense)...........                   643                (33)             9          619
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,329                245            (26)       1,548
Amounts
 reclassified
 from AOCI...........                    78                 (6)            --           72
Deferred
 income tax
 benefit
 (expense)...........                   (28)                 2             --          (26)
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    50                 (4)            --           46
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2015................                 1,379                241            (26)       1,594
OCI before
 reclassifications...                  (565)                70             (3)        (498)
Deferred
 income tax
 benefit
 (expense)...........                   185                (25)            --          160
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                   999                286            (29)       1,256
Amounts
 reclassified
 from AOCI...........                    30                (43)            --          (13)
Deferred
 income tax
 benefit
 (expense)...........                   (10)                15             --            5
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    20                (28)            --           (8)
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2016................                 1,019                258            (29)       1,248
OCI before
 reclassifications...                   529               (152)             9          386
Deferred
 income tax
 benefit
 (expense)...........                  (206)                54             (3)        (155)
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,342                160            (23)       1,479
Amounts
 reclassified
 from AOCI...........                    61                (14)            --           47
Deferred
 income tax
 benefit
 (expense) (2).......                   306                  5             --          311
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                   367                 (9)            --          358
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2017................       $         1,709      $         151    $       (23)  $    1,837
                      =====================  =================  =============  ===========

---------------
(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                 Consolidated Statements of Operations
                                                                                   and Comprehensive Income (Loss)
 AOCI Components                          Amounts Reclassified from AOCI                      Locations
----------------------------------  -------------------------------------        -------------------------------------
                                           Years Ended December 31,
                                    -------------------------------------
                                          2017           2016           2015
                                    -----------    -----------    -----------
                                                (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment
  gains(losses)....................  $      (15)    $      (39)    $      (81)      Net investment gains (losses)
 Net unrealized investment gains
  (losses).........................           1              3             13       Net investment income
 Net unrealized investment gains
  (losses).........................         (47)             6            (10)      Net derivative gains (losses)
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), before income tax.....         (61)           (30)           (78)
  Income tax (expense) benefit.....        (306)            10             28
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), net of income tax.....  $     (367)    $      (20)    $      (50)
                                    ===========    ===========    ===========
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...............  $       --     $       33     $        1       Net derivative gains (losses)
 Interest rate swaps...............           3              3              1       Net investment income
 Interest rate forwards............          --              2              2       Net derivative gains (losses)
 Interest rate forwards............           3              2              2       Net investment income
 Foreign currency swaps............           8              3             --       Net derivative gains (losses)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, before income tax.......          14             43              6
  Income tax (expense) benefit.....          (5)           (15)            (2)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, net of income tax.......  $        9     $       28     $        4
                                    ===========    ===========    ===========
Total reclassifications, net of
 income tax........................  $     (358)    $        8     $      (46)
                                    ===========    ===========    ===========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Expenses

   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                         -------------------------------------------
                                                2017           2016           2015
                                         -------------  -------------  -------------
                                                        (In millions)
Compensation............................  $        263   $        356   $        487
Commissions.............................           741            641            722
Volume-related costs....................           175            279            231
Related party expenses on ceded and
 assumed reinsurance....................            --             22             17
Capitalization of DAC...................          (256)          (330)          (399)
Interest expense on debt................            56            130            137
Goodwill impairment (1).................            --            381             --
Premium taxes, licenses and fees........            58             59             71
Professional services...................           239             85             22
Rent and related expenses...............            12             46             54
Other...................................           545            412            381
                                         -------------  -------------  -------------
   Total other expenses.................  $      1,833   $      2,081   $      1,723
                                         =============  =============  =============

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance. Interest expense on debt includes interest expense related to CSEs.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

13. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    -----------------------------------------
                                                           2017          2016         2015
                                                    -------------  -----------  -------------
                                                                  (In millions)
Current:
  Federal..........................................  $        368   $     (374)  $         35
  Foreign..........................................            18            4             --
                                                    -------------  -----------  -------------
    Subtotal.......................................           386         (370)            35
                                                    -------------  -----------  -------------
Deferred:
  Federal..........................................        (1,124)      (1,320)           212
  Foreign..........................................            --           --             --
                                                    -------------  -----------  -------------
    Subtotal.......................................        (1,124)      (1,320)           212
                                                    -------------  -----------  -------------
     Provision for income tax expense (benefit)....  $       (738)  $   (1,690)  $        247
                                                    =============  ===========  =============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                             Years Ended December 31,
                                                        ----------------------------------
                                                             2017        2016        2015
                                                        ----------  ----------  ----------
                                                                   (In millions)
Tax provision at U.S. statutory rate...................  $    (567)  $  (1,563)  $     408
Tax effect of:
 Dividend received deduction...........................       (116)       (110)       (132)
 Excess loss account - Separation from MetLife (1).....      1,088          --          --
 Rate revaluation due to tax reform (2)................       (696)         --          --
 Prior year tax........................................         (4)         24          (5)
 Tax credits...........................................        (29)        (22)        (16)
 Foreign tax rate differential.........................         --           2          (5)
 Goodwill impairment...................................       (288)        (20)         --
 Sale of subsidiary....................................       (136)         (6)         --
 Other, net............................................         10           5          (3)
                                                        ----------  ----------  ----------
    Provision for income tax expense (benefit).........  $    (738)  $  (1,690)  $     247
                                                        ==========  ==========  ==========

---------
(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the Separation and MetLife is responsible for this obligation through a Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1. As the Company completes the analysis of data relevant to the Tax Act, as well as interprets any additional guidance issued by the Internal Revenue Service ("IRS"), U.S. Department of the Treasury, or other relevant organizations, it may make adjustments to these amounts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                   ------------------------------
                                                        2017            2016
                                                   -------------  ---------------
                                                            (In millions)
Deferred income tax assets:
  Investments, including derivatives..............  $        313   $          357
  Net operating loss carryfowards.................           416               --
  Tax credit carryforwards........................           191              184
  Intangibles.....................................           227               --
  Other...........................................            74               55
                                                   -------------  ---------------
    Total deferred income tax assets..............         1,221              596
    Less: valuation allowance.....................            11               --
                                                   -------------  ---------------
     Total net deferred income tax assets.........         1,210              596
                                                   -------------  ---------------
Deferred income tax liabilities:
  Policyholder liabilities and receivables........           853              536
  Intangibles.....................................            --              293
  Net unrealized investment gains.................           494              653
  DAC.............................................           757            1,565
                                                   -------------  ---------------
    Total deferred income tax liabilities.........         2,104            3,047
                                                   -------------  ---------------
     Net deferred income tax asset (liability)....  $       (894)  $       (2,451)
                                                   =============  ===============

   At December 31, 2017, the Company had net operating loss carryforwards of approximately $2.0 billion and the Company had recorded a related deferred tax asset of $416 million which expires in years 2033-2037.

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2017.

                                              Tax Credit Carryforwards
                               -------------------------------------------------------
                                 General Business
                                    Credits         Foreign Tax Credits        Other
                               ------------------ --------------------- --------------
                                                    (In millions)
Expiration
2018-2022.....................   $           --     $              --    $          --
2023-2027.....................               --                    14               --
2028-2032.....................               --                    --               --
2033-2037.....................                2                    --               --
Indefinite....................               --                    --              175
                               ------------------ --------------------- --------------
                                 $            2     $              14    $         175
                               ================== ===================== ==============

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
                                                                                      2017        2016        2015
                                                                                 ----------  ----------  ----------
                                                                                            (In millions)
Balance at January 1,...........................................................  $      38   $      43   $      39
Additions for tax positions of prior years......................................         --           1           5
Reductions for tax positions of prior years.....................................         (4)         (9)         --
Additions for tax positions of current year.....................................          3           5           3
Reductions for tax positions of current year....................................         (2)         --          --
Settlements with tax authorities................................................        (13)         (2)         (4)
                                                                                 ----------  ----------  ----------
Balance at December 31,.........................................................  $      22   $      38   $      43
                                                                                 ==========  ==========  ==========
Unrecognized tax benefits that, if recognized would impact the effective rate...  $      22   $      38   $      33
                                                                                 ==========  ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2017, 2016 and 2015.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $123 million, $88 million and $143 million, respectively, related to the separate account dividend received deduction. The 2017 benefit included a benefit of $6 million related to a true-up of the 2016 tax return. The 2016 benefit included an expense of $22 million related to a true-up of the 2015 tax return. The 2015 benefit included a benefit of $13 million related to a true-up of the 2014 tax return.

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2006 where the IRS disallowance relates to policyholder liability deductions and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2006 and forward is not expected to have a material impact on the Company's financial statements.

 Tax Sharing Agreements

   For the periods prior to the Separation from MetLife, Brighthouse Life Insurance Company and its subsidiaries will file a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of Brighthouse Life Insurance Company will file their own U.S. federal income tax returns. The tax sharing agreements state that federal taxes are generally allocated to the Company as if each entity were filing its own separate company tax return, except that net operating losses and certain other tax attributes are characterized as realized (or realizable) when those tax attributes are realized (or realizable) by the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


 Related Party Income Tax Transactions

   The Company also entered into a tax separation agreement with MetLife (the "Tax Separation Agreement"). Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid
$723 million to Brighthouse Life Insurance Company and subsidiaries under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

    The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

    Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

    The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2017.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Unclaimed Property Litigation

      Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse Financial, Inc. et al (Supreme Court, New York County, NY, second amended complaint filed November 17, 2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse Financial, Inc., and its subsidiaries and affiliates, under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law
   Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

    Assets and liabilities held for insolvency assessments were as follows:

                                                                            December 31,
                                                                            ------------
                                                                            2017    2016
                                                                            ----    ----
                                                                            (In millions)
 Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.....  $13     $13
 Premium tax offsets currently available for paid assessments..............    5       8
                                                                            ----    ----
   Total...................................................................  $18     $21
                                                                            ====    ====
 Other Liabilities:
 Insolvency assessments....................................................  $17     $17
                                                                            ====    ====

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $388 million and $335 million at December 31, 2017 and 2016, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.4 billion and $1.3 billion at December 31, 2017 and 2016, respectively.

 Other Commitments

    The Company had entered into collateral arrangements with former affiliates which required the transfer of collateral in connection with secured demand notes. These arrangements expired during the first quarter of 2017 and the Company is no longer transferring collateral to custody accounts. At
 December 31, 2016, the Company had agreed to fund up to $20 million of cash upon the request by these former affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these former affiliates was permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $203 million, with a cumulative maximum of $208 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2017 and 2016 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with related parties (excluding broker-dealer transactions) for the years indicated:

                                           Years Ended December 31,
                                     -------------------------------------
                                         2017         2016        2015
                                     -----------  -----------  -----------
                                                 (In millions)
      Income........................  $     (149)  $      (45)  $       36
      Expense.......................  $      933   $      370   $      855

   The following table summarizes assets and liabilities from transactions with related parties (excluding broker-dealer transactions) at:

                                                 December 31,
                                          ---------------------------
                                              2017          2016
                                          ------------- -------------
                                                 (In millions)
           Assets........................  $      2,839  $      4,288
           Liabilities...................  $      2,675  $      5,125

   The material arrangements between the Company and its related parties are as follows:

 Reinsurance Agreements

    The Company has reinsurance agreements with its affiliate NELICO and certain of MetLife, Inc.'s subsidiaries, all of which are related parties. See
 Note 6 for further discussion of the related party reinsurance agreements.

 Financing Arrangements

    Prior to the Separation, the Company had surplus notes outstanding to MetLife, Inc., as well as collateral financing arrangement with a third party that involved MetLife, Inc. See Note 10 for more information.

 Investment Transactions

    Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See
 Note 7 for further discussion of the related party investment transactions.

 Shared Services and Overhead Allocations

    Brighthouse affiliates and MetLife provides the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. In 2017, the Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with Brighthouse affiliates and MetLife related to these arrangements, recorded in other expenses, were $1.0 billion, $847 million and $1.1 billion for the years ended December 31, 2017, 2016 and 2015, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company's existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's variable annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.

   The following table summarizes income and expense from transactions with related party broker-dealers for the years indicated:

                                           Years Ended December 31,
                                      -----------------------------------
                                         2017        2016        2015
                                      ----------- ----------- -----------
                                                 (In millions)
       Fee income....................  $      224  $      202  $      218
       Commission expense............  $      642  $      638  $      643

   The following table summarizes assets and liabilities from transactions with related party broker-dealers at:

                                                 December 31,
                                             ---------------------
                                                2017       2016
                                             ---------- ----------
                                                 (In millions)
              Fee income receivables........  $      19  $      19
              Secured demand notes..........  $      --  $      20

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2017

                                 (In millions)

                                                                                      Amount at
                                                       Cost or       Estimated Fair Which Shown on
                                                  Amortized Cost (1)     Value      Balance Sheet
Types of Investments                              ------------------ -------------- --------------
Fixed maturity securities:
  Bonds:
    U.S. government and agency securities........        $    14,185        $15,913        $15,913
    State and political subdivision securities...              3,573          4,098          4,098
    Public utilities.............................              2,111          2,408          2,408
    Foreign government securities................              1,111          1,267          1,267
    All other corporate bonds....................             24,755         26,400         26,400
                                                  ------------------ -------------- --------------
     Total bonds.................................             45,735         50,086         50,086
  Mortgage-backed and asset-backed securities....             12,626         12,904         12,904
  Redeemable preferred stock.....................                238            343            343
                                                  ------------------ -------------- --------------
       Total fixed maturity securities...........             58,599         63,333         63,333
                                                  ------------------ -------------- --------------
Equity securities:
  Non-redeemable preferred stock.................                129            138            138
  Common stock:..................................
    Industrial, miscellaneous and all other......                 83             92             92
    Public utilities.............................                 --              2              2
                                                  ------------------ -------------- --------------
     Total equity securities.....................                212            232            232
                                                  ------------------ -------------- --------------
Mortgage loans...................................             10,640                        10,640
Policy loans.....................................              1,106                         1,106
Real estate joint ventures.......................                433                           433
Other limited partnership interests..............              1,667                         1,667
Short-term investments...........................                269                           269
Other invested assets............................              2,448                         2,448
                                                  ------------------                --------------
       Total investments.........................        $    75,374                       $80,128
                                                  ==================                ==============

--------

(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                        2017         2016
                                                                                                    -----------  -----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $50,878 and
 $49,356, respectively)............................................................................ $    55,180  $    51,880
Equity securities available-for-sale, at estimated fair value (cost: $193 and $280, respectively)..         210          300
Mortgage loans (net of valuation allowances of $44 and $38, respectively)..........................      10,127        8,746
Policy loans.......................................................................................       1,106        1,093
Real estate and real estate joint ventures.........................................................         419          200
Other limited partnership interests................................................................       1,662        1,632
Short-term investments, principally at estimated fair value........................................         269          926
Investment in subsidiaries.........................................................................       5,681        7,338
Other invested assets, at estimated fair value.....................................................       2,291        3,712
                                                                                                    -----------  -----------
  Total investments................................................................................      76,945       75,827
Cash and cash equivalents..........................................................................       1,249        1,881
Accrued investment income..........................................................................         511          591
Premium, reinsurance and other receivable..........................................................       9,658       10,397
Receivable from subsidiaries.......................................................................      10,397        9,703
Deferred policy acquisition costs and value of business acquired...................................       5,123        5,274
Current income tax recoverable.....................................................................          39          454
Deferred income tax receivable.....................................................................       1,247        1,016
Other assets, principally at estimated fair value..................................................         536          667
Separate account assets............................................................................     105,135      100,588
                                                                                                    -----------  -----------
  Total assets..................................................................................... $   210,840  $   206,398
                                                                                                    ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................................. $    35,003  $    31,684
Policyholder account balances......................................................................      36,034       35,588
Other policy-related balances......................................................................       3,347        3,384
Payables for collateral under securities loaned and other transactions.............................       4,153        7,362
Long-term debt.....................................................................................          --          744
Other liabilities..................................................................................      10,315       10,183
Separate account liabilities.......................................................................     105,135      100,588
                                                                                                    -----------  -----------
  Total liabilities................................................................................     193,987      189,533
                                                                                                    -----------  -----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding.......................................................................................          75           75
Additional paid-in capital.........................................................................      19,073       18,461
Retained earnings (deficit)........................................................................      (4,132)      (2,919)
Accumulated other comprehensive income (loss)......................................................       1,837        1,248
                                                                                                    -----------  -----------
  Total stockholder's equity.......................................................................      16,853       16,865
                                                                                                    -----------  -----------
  Total liabilities and stockholder's equity....................................................... $   210,840  $   206,398
                                                                                                    ===========  ===========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                     2017        2016        2015
                                                                                  ----------  ----------  ----------
Condensed Statements of Operations
Revenues
Premiums......................................................................... $      283  $      921  $    1,433
Universal life and investment-type product policy fees...........................      2,774       2,696       2,940
Equity in earnings of subsidiaries...............................................      1,221         157         144
Net investment income............................................................      2,613       2,680       2,550
Other revenues...................................................................        402         760         504
Net investment gains (losses)....................................................         (7)         (2)         20
Net derivative gains (losses)....................................................     (1,425)     (5,878)       (424)
                                                                                  ----------  ----------  ----------
  Total revenues.................................................................      5,861       1,334       7,167
                                                                                  ==========  ==========  ==========
Expenses
Policyholder benefits and claims.................................................      2,862       2,984       2,696
Interest credited to policyholder account balances...............................        909         957       1,037
Amortization of deferred policy acquisition costs and value of business acquired.        310        (172)        595
Other expenses...................................................................      1,848       2,114       1,710
                                                                                  ----------  ----------  ----------
  Total expenses.................................................................      5,929       5,883       6,038
                                                                                  ----------  ----------  ----------
Income (loss) before provision for income tax....................................        (68)     (4,549)      1,129
Provision for income tax expense (benefit).......................................        815      (1,774)        211
                                                                                  ----------  ----------  ----------
  Net income (loss).............................................................. $     (883) $   (2,775) $      918
                                                                                  ==========  ==========  ==========
Comprehensive income (loss)...................................................... $     (294) $   (3,121) $     (110)
                                                                                  ==========  ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                            2017         2016         2015
                                                                                        -----------  -----------  -----------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities                                     $     3,460  $     3,256  $     4,196
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities............................................................      14,667       39,104       35,728
  Equity securities....................................................................         119          175          308
  Mortgage loans.......................................................................         704        1,484          958
  Real estate and real estate joint ventures...........................................          75          441          368
  Other limited partnership interests..................................................         258          413          422
Purchases of:
  Fixed maturity securities............................................................     (16,287)     (34,906)     (39,298)
  Equity securities....................................................................          (2)         (58)        (273)
  Mortgage loans.......................................................................      (2,017)      (2,803)      (2,515)
  Real estate and real estate joint ventures...........................................        (268)         (75)        (105)
  Other limited partnership interests..................................................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives..............................       1,858          707          223
Cash paid in connection with freestanding derivatives..................................      (3,829)      (2,764)        (868)
Cash received under repurchase agreements..............................................          --           --          199
Cash paid under repurchase agreements..................................................          --           --         (199)
Cash received under reverse repurchase agreements......................................          --           --          199
Cash paid under reverse repurchase agreements..........................................          --           --         (199)
Sale of operating joint venture interest to a former affiliate.........................          67           --           --
Returns of capital from subsidiaries...................................................           7           32          169
Capital contributions to subsidiaries..................................................         (83)          (1)          (2)
Dividends from subsidiaries............................................................         544           --           --
Net change in policy loans.............................................................         (14)         109          (72)
Net change in short-term investments...................................................         711          876         (495)
Net change in other invested assets....................................................         (41)           5          (59)
                                                                                        -----------  -----------  -----------
Net cash provided by (used in) investing activities....................................      (3,794)       2,536       (5,744)
                                                                                        -----------  -----------  -----------
Cash flows from financing activities
Policyholder account balances:
  Deposits.............................................................................       3,845        9,672       19,970
  Withdrawals..........................................................................      (2,360)     (12,001)     (20,797)
Net change in payables for collateral under securities loaned and other transactions...      (3,136)      (3,257)       3,118
Long-term debt issued..................................................................          --           --          175
Long-term debt repaid..................................................................          --           --         (148)
Capital contributions..................................................................       1,300        1,568           11
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate......................................................................         202           --           --
Dividends paid to MetLife, Inc.........................................................          --         (261)        (500)
Financing element on certain derivative instruments and other derivative related
 transactions, net.....................................................................        (149)      (1,011)         (97)
Net cash provided by (used in) financing activities....................................        (298)      (5,290)       1,732
Effect of change in foreign currency exchange rates on cash and cash equivalents
 balances..............................................................................          --           --           (2)
Change in cash and cash equivalents....................................................        (632)         502          182
Cash and cash equivalents, beginning of year...........................................       1,881        1,379        1,197
                                                                                        -----------  -----------  -----------
Cash and cash equivalents, end of year                                                  $     1,249  $     1,881  $     1,379
                                                                                        ===========  ===========  ===========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                    2017          2016          2015
                                                                                 ----------    ----------    ----------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
  Interest...................................................................... $       12    $       64    $       65
                                                                                 ==========    ==========    ==========
  Income tax.................................................................... $     (421)   $      428    $     (267)
                                                                                 ==========    ==========    ==========
Non-cash transactions:
  Capital contributions......................................................... $       --    $       43    $      141
                                                                                 ==========    ==========    ==========
  Transfer of fixed maturity securities from former affiliates.................. $       --    $    3,565    $       --
                                                                                 ==========    ==========    ==========
  Transfer of mortgage loans from former affiliates............................. $       --    $      395    $       --
                                                                                 ==========    ==========    ==========
  Transfer of short-term investments from former affiliates..................... $       --    $       94    $       --
                                                                                 ==========    ==========    ==========
  Transfer of fixed maturity securities to former affiliates.................... $      293    $      346    $       --
                                                                                 ==========    ==========    ==========
  Reduction of other invested assets in connection with affiliated reinsurance
   transactions................................................................. $       --    $      676    $       --
                                                                                 ==========    ==========    ==========
  Reduction of policyholder account balances in connection with reinsurance
   transactions................................................................. $      293    $       --    $       --
                                                                                 ==========    ==========    ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions of $83 million to subsidiaries, of which $75 million was paid to BHNY.

   During the year ended December 31, 2017, Brighthouse Life Insurance Company received $544 million of cash dividends from subsidiaries, of which $535 million was received from BRCD.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                          December 31, 2017 and 2016

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
Segment               VOBA         Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2017
Annuities......... $    4,819    $     8,200     $    25,943       $    --       $     93
Life..............        671          4,437           2,620            13             28
Run-off...........          5         18,265           8,505            --             95
Corporate & Other.        128          7,533               1             5             --
                   ----------    -----------     -----------       -------       --------
  Total........... $    5,623    $    38,435     $    37,069       $    18       $    216
                   ==========    ===========     ===========       =======       ========
2016
Annuities......... $    4,820    $     7,560     $    25,233       $    --       $     86
Life..............        787          4,094           2,838            13             53
Run-off...........        584         16,381           8,506            --             79
Corporate & Other.        148          7,429               2             6             --
                   ----------    -----------     -----------       -------       --------
  Total........... $    6,339    $    35,464     $    36,579       $    19       $    218
                   ==========    ===========     ===========       =======       ========

--------
(1) Amounts are included within the future policy benefits and other policy-related balances column.
(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2017, 2016 and 2015

                                 (In millions)

                                                      Policyholder
                                                  Benefits and Claims
                      Premiums and                        and
                     Universal Life       Net     Interest Credited to
                   and Investment-Type Investment     Policyholder     Amortization of   Other
Segment            Product Policy Fees Income (1)   Account Balances    DAC and VOBA    Expenses
------------------ ------------------- ---------- -------------------- --------------- ----------
2017
Annuities.........    $      2,448     $    1,238      $    2,140        $      141    $    1,035
Life..............             713            285             681               186           237
Run-off...........             715          1,358           1,788               570           278
Corporate & Other.             108             92              61                19           283
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      3,984     $    2,973      $    4,670        $      916    $    1,833
                      ============     ==========      ==========        ==========    ==========
2016
Annuities.........    $      2,714     $    1,324      $    2,340        $     (908)   $      903
Life..............             546            330             541               261           242
Run-off...........             878          1,311           1,901               399           275
Corporate & Other.             139            146              87                23           280
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      4,277     $    3,111      $    4,869        $     (225)   $    1,700
                      ============     ==========      ==========        ==========    ==========
2015
Annuities.........    $      3,282     $    1,141      $    2,285        $      432    $      938
Life..............             555            295             507               150           259
Run-off...........             793          1,461           1,301                67           285
Corporate & Other.             300            104             218                24           241
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      4,930     $    3,001      $    4,311        $      673    $    1,723
                      ============     ==========      ==========        ==========    ==========

--------
(1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2017, 2016 and 2015
                             (Dollars in millions)

                                                                                  % Amount
                             Gross Amount    Ceded      Assumed    Net Amount  Assumed to Net
                             ------------ ------------ ---------- ------------ --------------
2017
Life insurance in-force..... $    589,488 $    194,032 $    9,006 $    404,462           2.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      1,500 $        689 $       13 $        824           1.6%
Accident & health insurance.          231          227         --            4            --%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      1,731 $        916 $       13 $        828           1.6%
                             ============ ============ ========== ============
2016
Life insurance in-force..... $    610,206 $    450,000 $    7,006 $    167,212           4.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      1,850 $        909 $       67 $      1,008           6.6%
Accident & health insurance.          376          218         14          172           8.1%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      2,226 $      1,127 $       81 $      1,180           6.9%
                             ============ ============ ========== ============
2015
Life insurance in-force..... $    591,105 $    466,406 $   94,863 $    219,562          43.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      2,172 $        824 $       84 $      1,432           5.9%
Accident & health insurance.          232          239        212          205         103.4%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      2,404 $      1,063 $      296 $      1,637          18.1%
                             ============ ============ ========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included related party transactions for life insurance in-force of $278.4 billion and $86.4 billion, respectively, and life insurance premiums of $687 million and $227 million, respectively.

                                    PART C

                               OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements
   ----------------------------------------------------------------------------

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

       1. Report of Independent Registered Public Accounting Firm


       2. Statements of Assets and Liabilities as of December 31, 2017

       3. Statements of Operations for the year ended December 31, 2017

       4. Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016


       5. Notes to the Financial Statements

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

       1. Report of Independent Registered Public Accounting Firm


       2. Consolidated Balance Sheets as of December 31, 2017 and 2016

       3. Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015

       4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015

       5. Consolidated Statements of Equity for the years ended December 31, 2017, 2016 and 2015

       6. Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015


       7. Notes to the Consolidated Financial Statements

       8. Financial Statement Schedules

b.        Exhibits

1. (i) Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (4)

    (ii) Resolution of Board of Directors of MetLife Investors USA Insurance Company (including Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13, 2014) (3)

    (iii) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (3)

2.        Not Applicable.

3. (i)(a)Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 24, 2009) (2)

    (i)(b)Amendment to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 18, 2014) (3)

    (i)(c)Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (18)

    (ii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (17)

    (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (20)


    (iv)  Form of Brighthouse Securities, LLC Sales Agreement (24)

    (v) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (20)


4.  (i)   Form 226R1 Contract (3)

    (ii)  Form 226R1 Certificate and Riders (3)

    (iii) Contract Loan Endorsement (3)

    (iv)  Loan Endorsement (3)

    (v)   Individual Retirement Annuity Endorsement (3)

    (vi) 403(b) Nationwide Tax Sheltered Annuity Endorsement (MLIU-398-3 (12/08)) (13)

    (vii) MetLife Insurance Company USA 457(B) Plan Endorsement (Governmental and Tax-Exempt). (MLIU-457-2 (5/11) (16)

    (viii)Endorsement (Name Change -- effective March 1, 2001) (MetLife Investors USA Insurance Company, formerly Security First Life Insurance Company) MI -- 2023 (6)

    (ix) Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14 (3)

    (x) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-6 (20)

5.        Form of Enrollment Form (3)

6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (3)

    (ii)  Copy of the Bylaws of the Company (3)

    (iii) Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017) (19)

    (iv)  Copy of Amended and Restated Bylaws of the Company (19)

7.   (i)     Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife
             Insurance Company USA and Catalyst Re Ltd. (22)

    (ii)     Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession
             Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective
             July 31, 2015) (23)

8.   (i)         Participation Agreement among The Alger Portfolios, MetLife Insurance Company USA and Fred Alger &
                 Company, Inc. effective November 17, 2014 (3)

    (ii) (a)     Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company,
                 American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management
                 Company effective October 1, 1999 and amendments to the Participation Agreement (respectively effective May 1,
                 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28, 2008.) (7)

         (b)     Amendment dated April 30, 2010 (8)

         (c)     Amendment effective November 17, 2014 (3)



        (d)   Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds
              Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated
              May 15, 2015. (21)

        (e)   Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds
              Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated
              November 19, 2014 . (21)

        (f)   Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds
              Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective
              March 6, 2017) (25)



   (iii) (a)        Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company,
                    Travelers Distribution LLC, Scudder Variable Series I, Scudder Distributors, Inc. and Deutsche Asset
                    Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective
                    August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005.) (12)

         (b)        Amendment dated April 30, 2010 (14)

         (c)        Amendment effective November 17, 2014 (3)

    (iv) (a)        Amended and Restated Participation Agreement among The Travelers Insurance Company, Fidelity Distributors
                    Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and amendments to the Amended and
                    Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004.) (7)

         (b)        Summary Prospectus Agreement (8)

         (c)        Amendments effective November 17, 2014 (3)

         (d)        Amendments to the Participation Agreement Among MetLife Insurance Company USA (formerly MetLife
                    Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors
                    Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005) (19)

         (e)        Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors
                    Corporation and Brighthouse Life Insurance Company (effective March 6, 2017) (26)

     (v) (a)        Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors
                    Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective
                    November 1, 2005. (14)

         (b)        First Amendment dated May 1, 2009 (10)

         (c)        Amendment dated April 30, 2010. (10)

         (d)        Amendment effective November 17, 2014 (3)

    (vi)     Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution
             Company and MetLife Insurance Company of Connecticut dated August 31, 2007. (9)

         (a)        Amendment dated April 30, 2010. (10)

   (vii) (a) T. Rowe Price Participation Agreement (3)

         (b) Amendment to Participation Agreement among MetLife Insurance Company USA, T. Rowed Price Associates, Inc., T.
             Rowe Price Funds and T. Rowe Price Investment Services, Inc. (effective July 22, 2016) (11)

  (viii)     Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse
             Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017) (20)

    (ix)     Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse
             Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017) (20)


9.        Opinion of Counsel (3)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)


11.       Not Applicable

12.       Not Applicable


13.       Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, Peter
          M. Carlson, John L. Rosenthal, Anant Bhalla, Conor E. Murphy and Lynn
          A. Dumais. (Filed herewith.)


(1)All previously filed Exhibits to MetLife Investors USA Separate Account A Registration Statement and all Post-Effective Amendments thereto are specifically incorporated herein by reference.

(2)Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) electronically filed on April 8, 2009.

(3)Incorporated herein by reference to this Registration Statement on Form N-4 (File Nos 333-200240/811-03365) electronically filed on November 17, 2014.

(4)Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on July 15, 2004.

(5)[RESERVED]

(6)Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on April 13, 2001.

(7)Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) electronically filed on April 7, 2009.

(8)Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) electronically filed on April 5, 2011.

(9)Incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) electronically filed on October 31, 2007.

(10)Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed on April 4, 2012.


(11)Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-200240 and 811-03365) filed electronically on April 14, 2017.


(12)Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) electronically filed on April 5, 2011.

(13)Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-137968 and 811-03365) electronically filed on April 21, 2011.

(14)Incorporated herein by reference to The Travelers Fund ABD for Variable Annuities Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) electronically filed on April 6, 2006.

(15)[RESERVED]

(16)Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 033-37128 and 811-03365) electronically filed on April 13, 2012.

(17)Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) electronically filed on April 10, 2013.

(18)Incorporated herein by reference to Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778 and 811-21262, filed electronically on April 6, 2016.

(19)Incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 (File Nos. 333-101778 and 811-21262) electronically filed on April 5, 2017.

(20)Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) electronically filed on April 12, 2017.


(21)Incorporated herein by reference to Brighthouse Separate Account Eleven's Post-Effective Amendment No. 26 on Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.

(22)Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 17, 2015.

(23)Incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.

(24)Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on December 14, 2017.

(25)Incorporated herein by reference to Brighthouse Separate Account Eleven's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH DEPOSITOR
--------------------               ----------------------







Eric T. Steigerwalt                 Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road    Officer
Charlotte, NC 28277





Anant Bhalla                        Director, Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277

EXHIBITNUMBER                       DESCRIPTION
       ------                       -----------


Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Peter Carlson                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277




Conor Murphy                        Director
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal                      Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960





Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Mark Davis                          Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
11225 North Community House Road
Charlotte, NC 28277





David Dooley                       Vice President
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277




Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 28277

EXHIBITNUMBER                       DESCRIPTION
       ------                       -----------


James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Hughes                      Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277



Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





John Lima                           Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960




Timothy J. McLinden                 Vice President
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci                          Vice President
334 Madison Avenue
Morristown, NJ 07960





Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277






Andrew Vigar                        Vice President
11225 North Community House Road
Charlotte, NC 28277






Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277





James Wiviott                       Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz                   Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017

EXHIBITNUMBER                       DESCRIPTION
       ------                       -----------


Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





David Chamberlin                    Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647





Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277




Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.

ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES AS OF DECEMBER 31, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Brighthouse Holdings, LLC (DE)

     1.  New England Life Insurance Company (MA)

     2.  Brighthouse Life Insurance Company (DE)

         a.  Brighthouse Reinsurance Company of Delaware (DE)

         b.  Brighthouse Life Insurance Company of NY (NY)

         c.  Brighthouse Connecticut Properties Ventures, LLC (DE)

         d.  Brighthouse Renewables Holdings, LLC (DE)

         e.  Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)

         f.  Brighthouse Assignment Company (CT)

         g.  ML 1065 Hotel, LLC (DE)

         h.  TIC European Real Estate LP, LLC (DE)

         i.  Euro TL Investments LLC (DE)

         j.  Greater Sandhill I, LLC (DE)

         k.  1075 Peachtree, LLC (DE)

         l.  TLA Holdings LLC (DE)

         m.  The Prospect Company (DE)

         n.  Euro T1 Investments LLC (DE)

         o.  TLA Holdings II LLC (DE)

     3.  Brighthouse Securities, LLC (DE)

     4.  Brighthouse Services, LLC (DE)

     5.  Brighthouse Investment Advisers, LLC (DE)

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of January 31, 2018, there were 392,379 owners of qualified contracts and 164,217 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account A).


ITEM 28.  INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.


MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (a)Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):

Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

     (b)Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL                      POSITIONS AND OFFICES
BUSINESS ADDRESS                        WITH UNDERWRITER
---------------------------------       ---------------------------------------------------------
Myles Lambert                           Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                        Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277

Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz                   Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277

    (c)Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:



                                                (3)
                                           COMPENSATION ON
                                               EVENTS
                               (2)         OCCASIONING THE
         (1)             NET UNDERWRITING  DEDUCTION OF A      (4)           (5)
   NAME OF PRINCIPAL      DISCOUNTS AND    DEFERRED SALES   BROKERAGE       OTHER
     UNDERWRITER           COMMISSIONS          LOAD        COMMISSIONS  COMPENSATION
------------------------ ----------------  ---------------  -----------  ------------
Brighthouse Securities,
LLC+                      $599,512,866           $0             $0           $0



    + MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these commissions thereafter.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

    (a)Registrant

    (b)Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

    (c)Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277

    (d)Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277

    (e)Brighthouse Financial, 18205 Crane Nest Drive, Tampa, FL 33647

    (f)Brighthouse Financial, One Financial Center, Boston, 21st Floor, MA 02111

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payments under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                                REPRESENTATIONS

   a. Brighthouse Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

   b. The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

   c. The Company hereby represents that is relying upon a No-Action Letter issued to ING Life Insurance and Annuity Company dated August 30, 2012 and that it has complied with the provisions of such letter.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 25th day of April, 2018.

BRIGHTHOUSE SEPARATE ACCOUNT A
(Registrant)

By:  BRIGHTHOUSE LIFE INSURANCE COMPANY

By:  /s/ Gregory E. Illson
     --------------------------
     Gregory E. Illson
     Vice President

By:  BRIGHTHOUSE LIFE INSURANCE COMPANY
     (Depositor)

By:  /s/ Gregory E. Illson
     --------------------------
     Gregory E. Illson
     Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 25, 2018.

/s/ Eric T. Steigerwalt*                      Chairman of the Board, President,
---------------------------------------       Chief Executive Officer and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*                         Director and Vice President
---------------------------------------
Myles J. Lambert

/s/ Peter M. Carlson*                         Director and Vice President
---------------------------------------
Peter M. Carlson

/s/ John L. Rosenthal*                        Director, Vice President and Chief
---------------------------------------       Investment Officer
John L. Rosenthal

/s/ Anant Bhalla*                             Director, Vice President and Chief
---------------------------------------       Financial Officer
Anant Bhalla

/s/ Conor E. Murphy*                          Director
---------------------------------------
Conor E. Murphy

/s/ Lynn A. Dumais*                           Vice President and Chief Accounting
---------------------------------------       Officer
Lynn A. Dumais

                                     *By:  /s/ Michele H. Abate
                                           ----------------------------------------
                                           Michele H. Abate, Attorney-In-Fact
                                           April 25, 2018

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX

EXHIBIT NUMBER  DESCRIPTION
--------------  -----------

     10.        Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

     13.        Powers of Attorney